UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number 811-22209

Global X Funds

(Exact name of registrant as specified in charter)

605 Third Avenue, 43rd floor
New York, NY 10158
(Address of principal executive offices) (Zip code)

Jasmin M. Ali, Esquire
Global X Management Company LLC
605 Third Avenue, 43rd floor
New York, NY 10158
(Name and address of agent for service)

With a copy to:

Jasmin M. Ali, Esquire Global X Management Company LLC 605 Third Avenue, 43rd floor New York, NY 10158	Eric S. Purple, Esquire Stradley Ronon Stevens & Young, LLP 2000 K Street, N.W., Suite 700 Washington, DC 20006-1871

Registrant’s telephone number, including area code: (212) 644-6440

Date of fiscal year end: November 30, 2024

Date of reporting period: November 30, 2024

Item 1.	Reports to Stockholders.

(a) A copy of the report transmitted to stockholders pursuant to Rule 30e-1 under the Investment Company Act of 1940, as amended (the “Act”) (17 CFR § 270.30e-1), is attached hereto.

Global X Funds

Global X Millennial Consumer ETF

Ticker: MILN

Principal Listing Exchange: Nasdaq

Annual Shareholder Report: November 30, 2024

This annual shareholder report contains important information about the Global X Millennial Consumer ETF (the "Fund") for the period from December 1, 2023 to November 30, 2024. You can find additional information about the Fund at https://www.globalxetfs.com/funds/miln. You can also request this information by contacting us at 1-888-493-8631.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Global X Millennial Consumer ETF	$61	0.50%

How did the Fund perform in the last year?

The Fund seeks to provide investment results that correspond generally to the price and yield performance, before fees and expenses, of the Indxx Millennials Thematic Index (“Secondary Index”). The Fund is passively managed, and the investment adviser does not attempt to take defensive positions in declining markets. The Fund generally seeks to fully replicate the Secondary Index.

The Secondary Index measures the performance of U.S. listed companies that provide exposure to the Millennial generation (“Millennial Companies”), as defined by Indxx LLC, the provider of the Secondary Index. The Millennial generation refers to the demographic cohort in the U.S. with birth years ranging from 1980 to 2000.

For the 12-month period ended November 30, 2024 (the “reporting period”), the Fund increased 43.42%, while the Secondary Index increased 44.18%. The Fund had a net asset value of $32.86 per share on November 30, 2023 and ended the reporting period with a net asset value of $46.96 per share on November 29, 2024.

During the reporting period, the highest returns came from Carvana Co. Class A and Hims & Hers Health, Inc. Class A, which returned 731.48% and 262.43%, respectively. The worst performers were Chegg, Inc. and 2U, Inc., which returned -78.75% and -74.76%, respectively.

During the reporting period, by sector, the Fund had the highest exposure to Consumer Discretionary at 42.4% and Communication Services at 22.6%. By country, the Fund had the highest exposure to the United States at 96.0% and Singapore at 3.9%. During the reporting period the Fund recorded positive performance. The Fund benefited from its exposure to companies in the Consumer Discretionary sector that cater to millennial spending habits in areas such as travel, entertainment, and online retail. These companies met the Fund's selection criteria of having significant exposure to key millennial spending categories. Additionally, the Fund's holdings in the Technology sector, particularly those focused on social media and digital payments, contributed positively as millennials continued to adopt these technologies at a rapid pace. The Fund's underweight exposure to traditional brick-and-mortar retailers and legacy financial services companies also proved beneficial, as these industries faced challenges in adapting to changing millennial preferences. Overall, the Fund's targeted approach to investing in companies aligned with millennial consumption trends allowed it to capitalize on the generation's growing economic influence during the reporting period.

How did the Fund perform since inception?

Total Return Based on $10,000 Investment

Global X Millennial Consumer ETF - $32,387
S&P 500 Index (TR) - $34,246
Indxx Millennials Thematic Index (USD) - $33,728
$40,000
$35,000
$30,000
$25,000
$20,000
$15,000
$10,000
$5,000
May/16
Nov/16
Nov/17
Nov/18
Nov/19
Nov/20
Nov/21
Nov/22
Nov/23
Nov/24

	Global X Millennial Consumer ETF - $32387	S&P 500 Index (TR) - $34246	Indxx Millennials Thematic Index (USD) - $33728
May/16	$10000	$10000	$10000
Nov/16	$10421	$10863	$10441
Nov/17	$12823	$13348	$12895
Nov/18	$14602	$14185	$14759
Nov/19	$17387	$16471	$17659
Nov/20	$24076	$19346	$24595
Nov/21	$29212	$24747	$29995
Nov/22	$19488	$22468	$20093
Nov/23	$22581	$25577	$23392
Nov/24	$32387	$34246	$33728

Average Annual Total Returns as of November 30, 2024

Fund/Index Name	1 Year	5 Years	Annualized Since Inception
Global X Millennial Consumer ETF	43.42%	13.25%	14.68%
S&P 500 Index (TR)	33.89%	15.77%	15.43%
Indxx Millennials Thematic Index (USD)	44.18%	13.82%	15.22%

Since its inception on May 4, 2016. The line graph represents historical performance of a hypothetical investment of $10,000 in the Fund since inception. Returns shown are total returns, which assume the reinvestment of dividends and capital gains. The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares. Past performance is not indicative of future performance.Call 1-888-493-8631 or visit https://www.globalxetfs.com/funds/miln for current month-end performance.

Key Fund Statistics as of November 30, 2024

Total Net Assets	Number of Portfolio Holdings	Total Advisory Fees Paid	Portfolio Turnover Rate
$131,031,003	77	$584,773	10.95%

What did the Fund invest in?

Country WeightingsFootnote Reference*

Value	Value
Singapore	3.9%
United States	96.0%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Top Ten Holdings

Holding Name	Percentage of Total Net Assets
Sea ADR	3.9%
Spotify Technology	3.9%
Fiserv	3.5%
Booking Holdings	3.5%
Netflix	3.5%
Apple	3.3%
Costco Wholesale	3.3%
PayPal Holdings	3.3%
DoorDash, Cl A	3.2%
Home Depot	3.0%

Material Fund Changes

There were no material changes during the reporting period that are required to be disclosed in this report. For more complete information about other changes to the Fund, you may review the Fund's current prospectus, which is available upon request.

Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, call or visit:

  1-888-493-8631

  https://www.globalxetfs.com/funds/miln

Global X Funds

Global X Millennial Consumer ETF: MILN

Principal Listing Exchange: Nasdaq

Annual Shareholder Report - November 30, 2024

GX-AR-TSR-11.2024-20

Global X Funds

Global X Aging Population ETF

Ticker: AGNG

Principal Listing Exchange: Nasdaq

Annual Shareholder Report: November 30, 2024

This annual shareholder report contains important information about the Global X Aging Population ETF (the "Fund") for the period from December 1, 2023 to November 30, 2024. You can find additional information about the Fund at https://www.globalxetfs.com/funds/agng. You can also request this information by contacting us at 1-888-493-8631.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Global X Aging Population ETF	$55	0.50%

How did the Fund perform in the last year?

The Fund seeks to provide investment results that correspond generally to the price and yield performance, before fees and expenses, of the Indxx Aging Population Thematic Index (“Secondary Index”). The Fund is passively managed, and the investment adviser does not attempt to take defensive positions in declining markets. The Fund generally seeks to fully replicate the Secondary Index.

The Secondary Index is designed to track the performance of companies listed in developed markets that are expected to directly or indirectly contribute to increasing the life-spans of the senior population (the “Aging Population”) of the world. The Secondary Index provides access to companies involved in medical devices, pharmaceuticals, senior living facilities and specialized health care services, which respond to the needs of this demographic.

For the 12-month period ended November 30, 2024 (the “reporting period”), the Fund increased 19.41%, while the Secondary Index increased 19.83%. The Fund had a net asset value of $26.93 per share on November 30, 2023 and ended the reporting period with a net asset value of $31.91 per share on November 29, 2024.

During the reporting period, the highest returns came from Silk Road Medical, Inc. and Agios Pharmaceuticals, Inc., which returned 194.64% and 167.16%, respectively. The worst performers were Cano Health, Inc. Class A and agilon health inc, which returned -88.62% and -80.32%, respectively.

During the reporting period, by sector, the Fund had the highest exposure to Health Care at 91.0% and Real Estate at 8.5%. By country, the Fund had the highest exposure to the United States at 60.4%, Switzerland at 8.5%, and Japan at 8.1%. During the reporting period the Fund recorded positive performance. The Fund benefited from its exposure to companies in the Health Care sector that are focused on developing products and services that cater to the Aging Population. These companies saw increased demand as global senior population growth accelerated. Adoption of new products tailored to the Aging Population also positively contributed. Additionally, the Fund's holdings in the Medical Devices industry contributed positively, as advancements in technology led to new and improved devices that enhance the quality of life for older individuals. The Fund also gained from its allocation to companies operating senior homes, as the need for specialized care and living facilities for the elderly continued to exceed expectations.

How did the Fund perform since inception?

Total Return Based on $10,000 Investment

Global X Aging Population ETF - $22,312
MSCI ACWI Index (Net) (USD) - $25,421
Indxx Aging Population Thematic Index (USD)^ - $22,841
$28,000
$26,000
$24,000
$22,000
$20,000
$18,000
$16,000
$14,000
$12,000
$10,000
$8,000
$6,000
May/16
Nov/16
Nov/17
Nov/18
Nov/19
Nov/20
Nov/21
Nov/22
Nov/23
Nov/24

	Global X Aging Population ETF - $22312	MSCI ACWI Index (Net) (USD) - $25421	Indxx Aging Population Thematic Index (USD)^ - $22841
May/16	$10000	$10000	$10000
Nov/16	$9902	$10580	$9925
Nov/17	$12930	$13187	$13018
Nov/18	$13777	$13058	$13902
Nov/19	$15896	$14843	$16069
Nov/20	$18248	$17071	$18486
Nov/21	$18706	$20361	$18988
Nov/22	$18244	$17995	$18542
Nov/23	$18685	$20157	$19061
Nov/24	$22312	$25421	$22841

Average Annual Total Returns as of November 30, 2024

Fund/Index Name	1 Year	5 Years	Annualized Since Inception
Global X Aging Population ETF	19.41%	7.02%	9.82%
MSCI ACWI Index (Net) (USD)	26.12%	11.36%	11.51%
Indxx Aging Population Thematic Index (USD)^	19.83%	7.29%	10.12%

Since its inception on May 9, 2016. The line graph represents historical performance of a hypothetical investment of $10,000 in the Fund since inception. Returns shown are total returns, which assume the reinvestment of dividends and capital gains. The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares. Past performance is not indicative of future performance.Call 1-888-493-8631 or visit https://www.globalxetfs.com/funds/agng for current month-end performance.

^ The Fund changed its Secondary Index from the Indxx Global Longevity Thematic Index to the Indxx Aging Population Thematic Index on April 9, 2021. Performance through April 9, 2021 reflects the performance of the Indxx Global Longevity Thematic Index.

Key Fund Statistics as of November 30, 2024

Total Net Assets	Number of Portfolio Holdings	Total Advisory Fees Paid	Portfolio Turnover Rate
$61,902,250	83	$296,580	18.26%

What did the Fund invest in?

Country WeightingsFootnote Reference*

Value	Value
Other Countries	1.0%
Canada	0.7%
Spain	0.8%
Germany	1.1%
Australia	1.1%
South Korea	2.5%
Belgium	3.4%
United Kingdom	3.6%
China	4.0%
Denmark	4.5%
Japan	8.1%
Switzerland	8.5%
United States	60.4%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Top Ten Holdings

Holding Name	Percentage of Total Net Assets
Welltower	4.2%
Boston Scientific	3.6%
Chugai Pharmaceutical	3.6%
Bristol-Myers Squibb	3.3%
UCB	3.2%
Stryker	3.1%
AbbVie	3.0%
Alcon	3.0%
Medtronic PLC	2.9%
Amgen	2.9%

Material Fund Changes

There were no material changes during the reporting period that are required to be disclosed in this report. For more complete information about other changes to the Fund, you may review the Fund's current prospectus, which is available upon request.

Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, call or visit:

  1-888-493-8631

  https://www.globalxetfs.com/funds/agng

Global X Funds

Global X Aging Population ETF: AGNG

Principal Listing Exchange: Nasdaq

Annual Shareholder Report - November 30, 2024

GX-AR-TSR-11.2024-21

Global X Funds

Global X Robotics & Artificial Intelligence ETF

Ticker: BOTZ

Principal Listing Exchange: Nasdaq

Annual Shareholder Report: November 30, 2024

This annual shareholder report contains important information about the Global X Robotics & Artificial Intelligence ETF (the "Fund") for the period from December 1, 2023 to November 30, 2024. You can find additional information about the Fund at https://www.globalxetfs.com/funds/botz/. You can also request this information by contacting us at 1-888-493-8631.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Global X Robotics & Artificial Intelligence ETF	$77	0.68%

How did the Fund perform in the last year?

The Fund seeks to provide investment results that correspond generally to the price and yield performance, before fees and expenses, of the Indxx Global Robotics & Artificial Intelligence Thematic Index (“Secondary Index”). The Fund is passively managed and the investment adviser does not attempt to take defensive positions in declining markets. The Fund generally seeks to fully replicate the Secondary Index.

The Secondary Index seeks to invest in companies that potentially stand to benefit from increased adoption and utilization of robotics and artificial intelligence ("AI"), including those involved in Industrial Robots and Automation, Unmanned Vehicles and Drones, Non-industrial Robotics, and AI Applications and Hardware.

For the 12-month period ended November 30, 2024 (the “reporting period”), the Fund increased 25.81%, while the Secondary Index increased 26.55%. The Fund had a net asset value of $26.47 per share on November 30, 2023 and ended the reporting period with a net asset value of $33.25 per share on November 29, 2024.

During the reporting period, the highest returns came from SoundHound AI, Inc Class A and NVIDIA Corporation, which returned 335.05% and 195.68%, respectively. The worst performers were iRobot Corporation and Maytronics Ltd., which returned -78.93% and -73.54%, respectively.

During the reporting period the Fund recorded positive performance due to increased adoption and utilization of robotics and artificial intelligence across various industries. The Industrial sector saw strong demand for automation to boost productivity and efficiency, fueled by reshoring efforts, rising labor costs, and the need for precision manufacturing to meet quality standards, creating significant tailwinds for cost-effective alternatives to manual labor. Advancements in machine learning and data analytics drove growth in the Information Technology sector, which led to increases in demand for industrial analytics and predictive software. Healthcare companies leveraged robotics for surgical procedures and patient care, including minimally invasive surgeries, precision operations, rehabilitation therapy, mobility assistance, and hospital automation. These applications drove a noticeable uptick in surgical robotics sales as providers recognized their value in enhancing outcomes and efficiency. Finally, the rapid development of autonomous vehicles and drones contributed to the Fund's positive performance in the Transportation industry.

How did the Fund perform since inception?

Total Return Based on $10,000 Investment

Global X Robotics & Artificial Intelligence ETF - $23,173
MSCI ACWI Index (Net) (USD) - $23,994
Indxx Global Robotics & Artificial Intelligence Index (NR) (USD) - $23,920
$28,000
$26,000
$24,000
$22,000
$20,000
$18,000
$16,000
$14,000
$12,000
$10,000
$8,000
$6,000
Sep/16
Nov/16
Nov/17
Nov/18
Nov/19
Nov/20
Nov/21
Nov/22
Nov/23
Nov/24

	Global X Robotics & Artificial Intelligence ETF - $23173	MSCI ACWI Index (Net) (USD) - $23994	Indxx Global Robotics & Artificial Intelligence Index (NR) (USD) - $23920
Sep/16	$10000	$10000	$10000
Nov/16	$10020	$9986	$10024
Nov/17	$16155	$12447	$16170
Nov/18	$13284	$12325	$13336
Nov/19	$14766	$14010	$14815
Nov/20	$21987	$16113	$22212
Nov/21	$25114	$19218	$25562
Nov/22	$14648	$16985	$14990
Nov/23	$18420	$19025	$18901
Nov/24	$23173	$23994	$23920

Average Annual Total Returns as of November 30, 2024

Fund/Index Name	1 Year	5 Years	Annualized Since Inception
Global X Robotics & Artificial Intelligence ETF	25.81%	9.43%	10.76%
MSCI ACWI Index (Net) (USD)	26.12%	11.36%	11.23%
Indxx Global Robotics & Artificial Intelligence Index (NR) (USD)	26.55%	10.06%	11.19%

Since its inception on September 12, 2016. The line graph represents historical performance of a hypothetical investment of $10,000 in the Fund since inception. Returns shown are total returns, which assume the reinvestment of dividends and capital gains. The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares. Past performance is not indicative of future performance.Call 1-888-493-8631 or visit https://www.globalxetfs.com/funds/botz/ for current month-end performance.

Key Fund Statistics as of November 30, 2024

Total Net Assets	Number of Portfolio Holdings	Total Advisory Fees Paid	Portfolio Turnover Rate
$2,648,468,039	51	$17,751,189	10.43%

What did the Fund invest in?

Asset/Country WeightingsFootnote Reference*

Value	Value
Futures Contracts	0.0%
Israel	0.1%
United Kingdom	1.2%
Canada	1.4%
China	1.7%
Norway	1.7%
Finland	2.1%
Repurchase Agreements	2.1%
South Korea	2.2%
Switzerland	10.5%
Japan	25.6%
United States	53.1%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Top Ten Holdings

Holding Name	Percentage of Total Net Assets
NVIDIA	13.1%
Intuitive Surgical	10.5%
ABB	9.2%
Keyence	6.9%
SMC	5.2%
Dynatrace	4.8%
FANUC	3.7%
Pegasystems	3.4%
Daifuku	3.4%
Cognex	2.9%

Material Fund Changes

There were no material changes during the reporting period that are required to be disclosed in this report. For more complete information about other changes to the Fund, you may review the Fund's current prospectus, which is available upon request.

Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, call or visit:

  1-888-493-8631

  https://www.globalxetfs.com/funds/botz/

Global X Funds

Global X Robotics & Artificial Intelligence ETF: BOTZ

Principal Listing Exchange: Nasdaq

Annual Shareholder Report - November 30, 2024

GX-AR-TSR-11.2024-22

Global X Funds

Global X FinTech ETF

Ticker: FINX

Principal Listing Exchange: Nasdaq

Annual Shareholder Report: November 30, 2024

This annual shareholder report contains important information about the Global X FinTech ETF (the "Fund") for the period from December 1, 2023 to November 30, 2024. You can find additional information about the Fund at https://www.globalxetfs.com/funds/finx/. You can also request this information by contacting us at 1-888-493-8631.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Global X FinTech ETF	$86	0.68%

How did the Fund perform in the last year?

The Fund seeks to provide investment results that correspond generally to the price and yield performance, before fees and expenses, of the Indxx Global FinTech Thematic Index (“Secondary Index”). The Fund is passively managed, and the investment adviser does not attempt to take defensive positions in declining markets. The Fund generally seeks to fully replicate the Secondary Index.

The Secondary Index seeks to invest in companies on the leading edge of the emerging financial technology sector ("FinTech"), which encompasses a range of innovations helping to transform established industries like insurance, investing, fundraising, and third-party lending through unique mobile and digital solutions.

For the 12-month period ended November 30, 2024 (the "reporting period"), the Fund increased 52.18%, while the Secondary Index increased 53.13%. The Fund had a net asset value of $22.37 per share on November 30, 2023 and ended the reporting period with a net asset value of $33.96 per share on November 29, 2024.

During the reporting period, the highest returns came from Zip Co Ltd. and Blend Labs, Inc. Class A, which returned 729.67% and 302.36%, respectively. The worst performers were kakaopay Corp. and StoneCo Ltd. Class A, which returned -50.35% and -39.23%, respectively.

During the reporting period, by sector, the Fund had the highest exposure to Financials at 70.2%, and Information Technology at 23.4%. During the reporting period the Fund recorded positive performance. The Fund benefited from its exposure to companies offering blockchain technology and alternative currencies, as increasing mainstream adoption and institutional interest in digital assets drove growth for these firms. The rise of mobile payments and point-of-sale services also contributed positively, with changing consumer preferences and the shift towards cashless transactions boosting the revenues of companies in this space. Additionally, the Fund's holdings in the personal finance software and automated wealth management segment performed well, as more individuals turned to these technologies to manage their finances. However, the Fund's performance was dampened by its exposure to the lending sector, where increased competition and regulatory scrutiny posed challenges for some companies. Overall, the Fund's diversified exposure across various FinTech segments allowed it to capitalize on the broader growth trends within the industry, while mitigating the impact of any sector-specific headwinds.

How did the Fund perform since inception?

Total Return Based on $10,000 Investment

Global X FinTech ETF - $23,966
MSCI ACWI Index (Net) (USD) - $23,994
Indxx Global FinTech Thematic Index (USD) - $25,030
$40,000
$35,000
$30,000
$25,000
$20,000
$15,000
$10,000
$5,000
$0
Sep/16
Nov/16
Nov/17
Nov/18
Nov/19
Nov/20
Nov/21
Nov/22
Nov/23
Nov/24

	Global X FinTech ETF - $23966	MSCI ACWI Index (Net) (USD) - $23994	Indxx Global FinTech Thematic Index (USD) - $25030
Sep/16	$10000	$10000	$10000
Nov/16	$9887	$9986	$9895
Nov/17	$14450	$12447	$14546
Nov/18	$16298	$12325	$16528
Nov/19	$20279	$14010	$20713
Nov/20	$28433	$16113	$29194
Nov/21	$30275	$19218	$31271
Nov/22	$14356	$16985	$14859
Nov/23	$15749	$19025	$16346
Nov/24	$23966	$23994	$25030

Average Annual Total Returns as of November 30, 2024

Fund/Index Name	1 Year	5 Years	Annualized Since Inception
Global X FinTech ETF	52.18%	3.40%	11.22%
MSCI ACWI Index (Net) (USD)	26.12%	11.36%	11.23%
Indxx Global FinTech Thematic Index (USD)	53.13%	3.86%	11.81%

Since its inception on September 12, 2016. The line graph represents historical performance of a hypothetical investment of $10,000 in the Fund since inception. Returns shown are total returns, which assume the reinvestment of dividends and capital gains. The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares. Past performance is not indicative of future performance.Call 1-888-493-8631 or visit https://www.globalxetfs.com/funds/finx/ for current month-end performance.

Key Fund Statistics as of November 30, 2024

Total Net Assets	Number of Portfolio Holdings	Total Advisory Fees Paid	Portfolio Turnover Rate
$349,456,951	66	$2,189,288	13.79%

What did the Fund invest in?

Asset/Country WeightingsFootnote Reference*

Value	Value
Other Countries	1.1%
South Korea	0.5%
China	0.6%
Canada	0.7%
Brazil	0.9%
Switzerland	1.1%
Repurchase Agreements	1.6%
Australia	1.7%
Italy	1.8%
United Kingdom	2.6%
New Zealand	3.9%
Netherlands	4.5%
United States	80.6%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Top Ten Holdings

Holding Name	Percentage of Total Net Assets
Fiserv	7.2%
PayPal Holdings	7.0%
Fidelity National Information Services	6.0%
Block, Cl A	5.4%
Coinbase Global, Cl A	5.3%
Intuit	4.7%
Adyen	4.5%
SS&C Technologies Holdings	4.3%
Toast, Cl A	4.2%
Affirm Holdings, Cl A	4.1%

Material Fund Changes

There were no material changes during the reporting period that are required to be disclosed in this report. For more complete information about other changes to the Fund, you may review the Fund's current prospectus, which is available upon request.

Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, call or visit:

  1-888-493-8631

  https://www.globalxetfs.com/funds/finx/

Global X Funds

Global X FinTech ETF: FINX

Principal Listing Exchange: Nasdaq

Annual Shareholder Report - November 30, 2024

GX-AR-TSR-11.2024-23

Global X Funds

Global X Internet of Things ETF

Ticker: SNSR

Principal Listing Exchange: Nasdaq

Annual Shareholder Report: November 30, 2024

This annual shareholder report contains important information about the Global X Internet of Things ETF (the "Fund") for the period from December 1, 2023 to November 30, 2024. You can find additional information about the Fund at https://www.globalxetfs.com/funds/snsr/. You can also request this information by contacting us at 1-888-493-8631.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Global X Internet of Things ETF	$72	0.68%

How did the Fund perform in the last year?

The Fund seeks to provide investment results that correspond generally to the price and yield performance, before fees and expenses, of the Indxx Global Internet of Things Thematic Index (“Secondary Index”). The Fund is passively managed, and the investment adviser does not attempt to take defensive positions in declining markets. The Fund generally seeks to fully replicate the Secondary Index.

The Secondary Index seeks to invest in companies that stand to potentially benefit from the broader adoption of the Internet of Things (“IoT”). This includes the development and manufacturing of semiconductors and sensors, integrated products and solutions, and applications serving smart grids, smart homes, connected cars, and the industrial internet.

For the 12-month period ended November 30, 2024 (the “reporting period”), the Fund increased 12.06%, while the Secondary Index increased 12.75%. The Fund had a net asset value of $32.45 per share on November 30, 2023, and ended the reporting period with a net asset value of $36.14 per share on November 29, 2024.

During the reporting period, the highest returns came from Semtech Corporation and Impinj, Inc., which returned 291.20% and 129.94%, respectively. The worst performers were ams-OSRAM AG and STMicroelectronics NV, which returned -67.25% and -45.50%, respectively. During the reporting period, by sector, the Fund had the highest exposure to Information Technology at 66.3% and Industrials at 17.1%. By country, the Fund had the highest exposure to the United States at 74.4%, Taiwan at 8.6%, and Japan at 5.1%. During the reporting period the Fund recorded positive performance. The Fund benefited from increased demand for IoT semiconductors and sensors, as companies across various industries invested in connected devices and smart technologies. The rapid growth of 5G networks provided a tailwind for the Fund's networking infrastructure and software holdings, enabling faster and more reliable IoT deployments. The Fund's exposure to the Industrial and Technology sectors allowed it to capitalize on the accelerating adoption of IoT solutions in manufacturing, logistics, and other enterprise applications. Consumer IoT technology, such as wearables and smart home devices, saw strong sales growth, driven by changing consumer preferences and technological advancements. Finally, the Fund's global diversification helped mitigate the impact of regional economic challenges, as IoT adoption continued to expand worldwide.

How did the Fund perform since inception?

Total Return Based on $10,000 Investment

Global X Internet of Things ETF - $25,593
MSCI ACWI Index (Net) (USD) - $23,994
Indxx Global Internet of Things Thematic Index (USD) - $26,389
$35,000
$30,000
$25,000
$20,000
$15,000
$10,000
$5,000
$0
Sep/16
Nov/16
Nov/17
Nov/18
Nov/19
Nov/20
Nov/21
Nov/22
Nov/23
Nov/24

	Global X Internet of Things ETF - $25593	MSCI ACWI Index (Net) (USD) - $23994	Indxx Global Internet of Things Thematic Index (USD) - $26389
Sep/16	$10000	$10000	$10000
Nov/16	$10319	$9986	$10328
Nov/17	$13419	$12447	$13478
Nov/18	$12167	$12325	$12263
Nov/19	$15696	$14010	$15853
Nov/20	$20700	$16113	$20978
Nov/21	$26133	$19218	$26590
Nov/22	$21293	$16985	$21715
Nov/23	$22839	$19025	$23405
Nov/24	$25593	$23994	$26389

Average Annual Total Returns as of November 30, 2024

Fund/Index Name	1 Year	5 Years	Annualized Since Inception
Global X Internet of Things ETF	12.06%	10.27%	12.11%
MSCI ACWI Index (Net) (USD)	26.12%	11.36%	11.23%
Indxx Global Internet of Things Thematic Index (USD)	12.75%	10.73%	12.53%

Since its inception on September 12, 2016. The line graph represents historical performance of a hypothetical investment of $10,000 in the Fund since inception. Returns shown are total returns, which assume the reinvestment of dividends and capital gains. The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares. Past performance is not indicative of future performance.Call 1-888-493-8631 or visit https://www.globalxetfs.com/funds/snsr/ for current month-end performance.

Key Fund Statistics as of November 30, 2024

Total Net Assets	Number of Portfolio Holdings	Total Advisory Fees Paid	Portfolio Turnover Rate
$240,722,134	59	$1,829,294	19.16%

What did the Fund invest in?

Asset/Country WeightingsFootnote Reference*

Value	Value
Canada	0.3%
United Kingdom	0.5%
Norway	0.7%
Austria	0.8%
Repurchase Agreements	1.1%
France	1.2%
China	1.8%
Switzerland	3.2%
Singapore	3.3%
Japan	5.1%
Taiwan	8.6%
United States	74.4%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Top Ten Holdings

Holding Name	Percentage of Total Net Assets
Garmin	9.0%
Skyworks Solutions	4.9%
Renesas Electronics	4.6%
Samsara, Cl A	4.1%
Dexcom	3.9%
Advantech	3.6%
STMicroelectronics	3.3%
Lattice Semiconductor	3.2%
Johnson Controls International	2.7%
eMemory Technology	2.7%

Material Fund Changes

There were no material changes during the reporting period that are required to be disclosed in this report. For more complete information about other changes to the Fund, you may review the Fund's current prospectus, which is available upon request.

Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, call or visit:

  1-888-493-8631

  https://www.globalxetfs.com/funds/snsr/

Global X Funds

Global X Internet of Things ETF: SNSR

Principal Listing Exchange: Nasdaq

Annual Shareholder Report - November 30, 2024

GX-AR-TSR-11.2024-24

Global X Funds

Global X U.S. Infrastructure Development ETF

Ticker: PAVE

Principal Listing Exchange: Cboe BZX Exchange, Inc.

Annual Shareholder Report: November 30, 2024

This annual shareholder report contains important information about the Global X U.S. Infrastructure Development ETF (the "Fund") for the period from December 1, 2023 to November 30, 2024. You can find additional information about the Fund at https://www.globalxetfs.com/funds/pave. You can also request this information by contacting us at 1-888-493-8631.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Global X U.S. Infrastructure Development ETF	$58	0.47%

How did the Fund perform in the last year?

The Fund seeks to provide investment results that correspond generally to the price and yield performance, before fees and expenses, of the Indxx U.S. Infrastructure Development Index (“Secondary Index”). The Fund is passively managed, and the investment adviser does not attempt to take defensive positions in declining markets. The Fund generally seeks to fully replicate the Secondary Index.

The Secondary Index is designed to measure the performance of U.S. listed companies that provide exposure to domestic infrastructure development, including companies involved in construction and engineering; production of infrastructure raw materials, composites and products; industrial transportation; and producers/distributors of heavy construction equipment (collectively, "U.S. Infrastructure Development Companies"), as defined by Indxx, LLC, the provider of the Secondary Index.

For the 12-month period ended November 30, 2024 (the “reporting period”), the Fund increased 46.08%, while the Secondary Index increased 47.07%. The Fund had a net asset value of $31.50 per share on November 30, 2023 and ended the reporting period with a net asset value of $45.71 per share on November 30, 2024.

During the reporting period, the highest returns came from Argan, Inc. and Tutor Perini Corporation, which returned 240.56% and 224.73%, respectively. The worst performers were Titan Machinery Inc. and Cleveland-Cliffs Inc, which returned -32.4% and -27.5%, respectively. During the reporting period, by sector, the Fund had the highest exposure to Industrials at 74.8% and Materials at 19.8%. During the reporting period the Fund recorded positive performance driven by strong momentum in U.S. infrastructure development. Legislative tailwinds, including funding from the Infrastructure Investment and Jobs Act, boosted demand across the infrastructure development value chain, while private investment in U.S. manufacturing further drove demand for construction materials and services. Increased infrastructure development led to higher demand for materials like steel and cement, as well as for construction equipment, cranes, and other essential products for large-scale projects. The need to transport infrastructure raw materials and equipment to project sites also benefited some constituents in the Fund. These dynamics were sufficient for the Fund to experience a positive performance during the reporting period, despite the high interest rate and uncertain policy environment in the United States.

How did the Fund perform since inception?

Total Return Based on $10,000 Investment

Global X U.S. Infrastructure Development ETF - $31,954
S&P 500 Index (TR) - $29,028
Indxx US Infrastructure Development Index (USD) - $33,322
$40,000
$35,000
$30,000
$25,000
$20,000
$15,000
$10,000
$5,000
Mar/17
Nov/17
Nov/18
Nov/19
Nov/20
Nov/21
Nov/22
Nov/23
Nov/24

	Global X U.S. Infrastructure Development ETF - $31954	S&P 500 Index (TR) - $29028	Indxx US Infrastructure Development Index (USD) - $33322
Mar/17	$10000	$10000	$10000
Nov/17	$10788	$11314	$10829
Nov/18	$10425	$12024	$10515
Nov/19	$11810	$13961	$11967
Nov/20	$13790	$16398	$14031
Nov/21	$18603	$20976	$19043
Nov/22	$19251	$19044	$19820
Nov/23	$21874	$21680	$22657
Nov/24	$31954	$29028	$33322

Average Annual Total Returns as of November 30, 2024

Fund/Index Name	1 Year	5 Years	Annualized Since Inception
Global X U.S. Infrastructure Development ETF	46.08%	22.03%	16.19%
S&P 500 Index (TR)	33.89%	15.77%	14.76%
Indxx US Infrastructure Development Index (USD)	47.07%	22.73%	16.82%

Since its inception on March 6, 2017. The line graph represents historical performance of a hypothetical investment of $10,000 in the Fund since inception. Returns shown are total returns, which assume the reinvestment of dividends and capital gains. The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares. Past performance is not indicative of future performance.Call 1-888-493-8631 or visit https://www.globalxetfs.com/funds/pave for current month-end performance.

Key Fund Statistics as of November 30, 2024

Total Net Assets	Number of Portfolio Holdings	Total Advisory Fees Paid	Portfolio Turnover Rate
$9,715,853,492	101	$34,215,409	4.41%

What did the Fund invest in?

Asset/Sector WeightingsFootnote Reference*

Value	Value
Futures Contract	0.0%
Information Technology	2.1%
Utilities	3.2%
Materials	19.8%
Industrials	74.8%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Top Ten Holdings

Holding Name	Percentage of Total Net Assets
Trane Technologies PLC	3.7%
Eaton PLC	3.5%
Quanta Services	3.4%
Parker-Hannifin	3.4%
United Rentals	3.4%
Howmet Aerospace	3.3%
Emerson Electric	3.1%
Sempra	2.9%
Deere	2.7%
Fastenal	2.7%

Material Fund Changes

There were no material changes during the reporting period that are required to be disclosed in this report. For more complete information about other changes to the Fund, you may review the Fund's current prospectus, which is available upon request.

Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, call or visit:

  1-888-493-8631

  https://www.globalxetfs.com/funds/pave

Global X Funds

Global X U.S. Infrastructure Development ETF: PAVE

Principal Listing Exchange: Cboe BZX Exchange, Inc.

Annual Shareholder Report - November 30, 2024

GX-AR-TSR-11.2024-25

Global X Funds

Global X Autonomous & Electric Vehicles ETF

Ticker: DRIV

Principal Listing Exchange: Nasdaq

Annual Shareholder Report: November 30, 2024

This annual shareholder report contains important information about the Global X Autonomous & Electric Vehicles ETF (the "Fund") for the period from December 1, 2023 to November 30, 2024. You can find additional information about the Fund at https://www.globalxetfs.com/funds/driv. You can also request this information by contacting us at 1-888-493-8631.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Global X Autonomous & Electric Vehicles ETF	$69	0.68%

How did the Fund perform in the last year?

The Fund seeks to provide investment results that correspond generally to the price and yield performance, before fees and expenses, of the Solactive Autonomous & Electric Vehicles Index (“Secondary Index”). The Fund is passively managed, and the investment adviser does not attempt to take defensive positions in declining markets. The Fund generally seeks to fully replicate the Secondary Index.

The Secondary Index tracks the price movements in shares of companies which are active in the electric vehicles and autonomous driving segments. This particularly includes electric vehicle manufacturers, electric vehicle component producers, companies that mine or produce raw materials that are relevant to the electric vehicle and autonomous vehicle technology segment, companies that build autonomous vehicles, and suppliers of autonomous vehicle technologies.

For the 12-month period ended November 30, 2024 (the "reporting period"), the Fund increased 3.65%, while the Secondary Index increased 3.83%. The Fund had a net asset value of $23.19 per share on November 30, 2023 and ended the reporting period with a net asset value of $23.64 per share on November 29, 2024.

During the reporting period, the highest returns in the Fund came from NVIDIA Corporation and Coherent Corp., which returned 195.68% and 172.25%, respectively. The worst performers were Nikola Corporation and Luminar Technologies, Inc. Class A, which returned -93.11% and -76.32%, respectively.

During the reporting period, by sector, the Fund had the highest exposure to Consumer Discretionary at 34.2%, and Information Technology at 26.2%. By country, the Fund had the highest exposure to the United States at 51.3%, Japan at 12.4%, and China at 10.8%. During the reporting period the Fund recorded positive performance. The Fund benefited from its exposure to companies in the Electric Vehicles segment, as increasing consumer demand and government incentives drove growth in this area. The Fund's holdings in the Autonomous Vehicle Technology segment also contributed positively, with advancements in self-driving capabilities and partnerships between technology companies and automakers. Despite some individual company underperformance, overall, the Fund's diversified approach and focus on companies with significant exposure to the Electric Vehicles and Autonomous Driving themes allowed it to generate positive returns during the reporting period.

How did the Fund perform since inception?

Total Return Based on $10,000 Investment

Global X Autonomous & Electric Vehicles ETF - $17,135
MSCI ACWI Index (Net) (USD) - $18,964
Solactive Autonomous & Electric Vehicles Index (NR) (USD) - $17,308
$24,000
$22,000
$20,000
$18,000
$16,000
$14,000
$12,000
$10,000
$8,000
$6,000
Apr/18
Nov/18
Nov/19
Nov/20
Nov/21
Nov/22
Nov/23
Nov/24

	Global X Autonomous & Electric Vehicles ETF - $17135	MSCI ACWI Index (Net) (USD) - $18964	Solactive Autonomous & Electric Vehicles Index (NR) (USD) - $17308
Apr/18	$10000	$10000	$10000
Nov/18	$8840	$9741	$8840
Nov/19	$9778	$11073	$9770
Nov/20	$15153	$12735	$15180
Nov/21	$21247	$15189	$21399
Nov/22	$16094	$13424	$16240
Nov/23	$16531	$15037	$16669
Nov/24	$17135	$18964	$17308

Average Annual Total Returns as of November 30, 2024

Fund/Index Name	1 Year	5 Years	Annualized Since Inception
Global X Autonomous & Electric Vehicles ETF	3.65%	11.87%	8.45%
MSCI ACWI Index (Net) (USD)	26.12%	11.36%	10.12%
Solactive Autonomous & Electric Vehicles Index (NR) (USD)	3.83%	12.12%	8.62%

Since its inception on April 13, 2018. The line graph represents historical performance of a hypothetical investment of $10,000 in the Fund since inception. Returns shown are total returns, which assume the reinvestment of dividends and capital gains. The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares. Past performance is not indicative of future performance.Call 1-888-493-8631 or visit https://www.globalxetfs.com/funds/driv for current month-end performance.

Key Fund Statistics as of November 30, 2024

Total Net Assets	Number of Portfolio Holdings	Total Advisory Fees Paid	Portfolio Turnover Rate
$415,072,792	80	$3,693,361	26.13%

What did the Fund invest in?

Asset/Country WeightingsFootnote Reference*

Value	Value
Other Countries	4.6%
Taiwan	1.6%
Argentina	1.6%
France	1.7%
Chile	2.1%
Australia	2.5%
Canada	3.3%
Germany	3.6%
South Korea	4.2%
China	10.8%
Repurchase Agreements	10.8%
Japan	12.4%
United States	51.3%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Top Ten Holdings

Holding Name	Percentage of Total Net Assets
Tesla	4.4%
NVIDIA	3.4%
Microsoft	3.0%
Alphabet, Cl A	2.9%
Honeywell International	2.8%
Toyota Motor	2.6%
QUALCOMM	2.4%
Hitachi	2.4%
Bloom Energy, Cl A	2.1%
Geely Automobile Holdings	1.9%

Material Fund Changes

There were no material changes during the reporting period that are required to be disclosed in this report. For more complete information about other changes to the Fund, you may review the Fund's current prospectus, which is available upon request.

Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, call or visit:

  1-888-493-8631

  https://www.globalxetfs.com/funds/driv

Global X Funds

Global X Autonomous & Electric Vehicles ETF: DRIV

Principal Listing Exchange: Nasdaq

Annual Shareholder Report - November 30, 2024

GX-AR-TSR-11.2024-26

Global X Funds

Global X Artificial Intelligence & Technology ETF

Ticker: AIQ

Principal Listing Exchange: Nasdaq

Annual Shareholder Report: November 30, 2024

This annual shareholder report contains important information about the Global X Artificial Intelligence & Technology ETF (the "Fund") for the period from December 1, 2023 to November 30, 2024. You can find additional information about the Fund at https://www.globalxetfs.com/funds/aiq/. You can also request this information by contacting us at 1-888-493-8631.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Global X Artificial Intelligence & Technology ETF	$78	0.68%

How did the Fund perform in the last year?

The Fund seeks to provide investment results that correspond generally to the price and yield performance, before fees and expenses, of the Indxx Artificial Intelligence & Big Data Index (“Secondary Index”). The Fund is passively managed and the investment adviser does not attempt to take defensive positions in declining markets. The Fund generally seeks to fully replicate the Secondary Index.

The Secondary Index is designed to provide exposure to exchange-listed companies in developed markets that are positioned to benefit from the further development and implementation of artificial intelligence technology, as well as to companies that provide critical technology and services for the analysis of large and complex data sets (collectively, “Artificial Intelligence & Big Data Companies”). The Fund also includes exposure to companies that produce semiconductors, memory storage and other hardware that is utilized for artificial intelligence applications.

For the 12-month period ended November 30, 2024 (the “reporting period”), the Fund increased 30.58%, while the Secondary Index increased 31.49%. The Fund had a net asset value of $29.73 per share on November 30, 2023 and ended the reporting period with a net asset value of $38.75 per share on November 29, 2024.

During the reporting period, the highest returns came from Fujikura Ltd and NVIDIA Corporation, which returned 369.97% and 195.68%, respectively. The worst performers were ViaSat, Inc., and Intel Corporation, which returned -54.38% and -45.47%, respectively.

The Fund delivered positive performance, driven by rapid advancements in artificial intelligence (“AI”) and increased demand for AI-related hardware, semiconductors, and services. The growing adoption of cloud computing and big data analytics further bolstered the performance of companies providing AI-as-a-Service solutions. Cloud computing companies also benefited by integrating AI through their products and services, which resulted in market share gains and sales growth. Additionally, the Semiconductor industry saw strong growth, benefiting the Fund's holdings that produce AI-optimized hardware. The increased investment in AI research and development by major technology companies led to more spend on chips, memory, storage, and other AI hardware. Lastly, the ongoing digital transformation across industries created new opportunities for AI-powered automation and efficiency gains, supporting the Fund's performance.

How did the Fund perform since inception?

Total Return Based on $10,000 Investment

Global X Artificial Intelligence & Technology ETF - $26,523
MSCI ACWI Index (Net) (USD) - $18,593
Indxx Artifical Intelligence & Big Data Index (Net) (USD) - $27,356
$35,000
$30,000
$25,000
$20,000
$15,000
$10,000
$5,000
$0
May/18
Nov/18
Nov/19
Nov/20
Nov/21
Nov/22
Nov/23
Nov/24

	Global X Artificial Intelligence & Technology ETF - $26523	MSCI ACWI Index (Net) (USD) - $18593	Indxx Artifical Intelligence & Big Data Index (Net) (USD) - $27356
May/18	$10000	$10000	$10000
Nov/18	$9493	$9550	$9512
Nov/19	$11664	$10857	$11722
Nov/20	$17478	$12486	$17631
Nov/21	$21428	$14892	$21721
Nov/22	$14660	$13162	$14919
Nov/23	$20312	$14743	$20804
Nov/24	$26523	$18593	$27356

Average Annual Total Returns as of November 30, 2024

Fund/Index Name	1 Year	5 Years	Annualized Since Inception
Global X Artificial Intelligence & Technology ETF	30.58%	17.86%	16.03%
MSCI ACWI Index (Net) (USD)	26.12%	11.36%	9.91%
Indxx Artifical Intelligence & Big Data Index (Net) (USD)	31.49%	18.47%	16.58%

Since its inception on May 11, 2018. The line graph represents historical performance of a hypothetical investment of $10,000 in the Fund since inception. Returns shown are total returns, which assume the reinvestment of dividends and capital gains. The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares. Past performance is not indicative of future performance.Call 1-888-493-8631 or visit https://www.globalxetfs.com/funds/aiq/ for current month-end performance.

Key Fund Statistics as of November 30, 2024

Total Net Assets	Number of Portfolio Holdings	Total Advisory Fees Paid	Portfolio Turnover Rate
$2,490,689,554	89	$11,888,417	10.88%

What did the Fund invest in?

Asset/Country WeightingsFootnote Reference*

Value	Value
Other Countries	0.6%
Repurchase Agreements	0.2%
Switzerland	0.3%
Israel	0.4%
Sweden	0.4%
Netherlands	0.6%
Taiwan	0.9%
Japan	2.6%
Germany	3.0%
Ireland	3.0%
South Korea	3.0%
Canada	3.7%
China	9.2%
United States	72.1%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Top Ten Holdings

Holding Name	Percentage of Total Net Assets
Tesla	3.9%
Netflix	3.8%
ServiceNow	3.8%
Oracle	3.6%
Salesforce	3.5%
Cisco Systems	3.5%
International Business Machines	3.4%
Meta Platforms, Cl A	3.2%
Alibaba Group Holding ADR	3.2%
NVIDIA	3.1%

Material Fund Changes

There were no material changes during the reporting period that are required to be disclosed in this report. For more complete information about other changes to the Fund, you may review the Fund's current prospectus, which is available upon request.

Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, call or visit:

  1-888-493-8631

  https://www.globalxetfs.com/funds/aiq/

Global X Funds

Global X Artificial Intelligence & Technology ETF: AIQ

Principal Listing Exchange: Nasdaq

Annual Shareholder Report - November 30, 2024

GX-AR-TSR-11.2024-27

Global X Funds

Global X Genomics & Biotechnology ETF

Ticker: GNOM

Principal Listing Exchange: Nasdaq

Annual Shareholder Report: November 30, 2024

This annual shareholder report contains important information about the Global X Genomics & Biotechnology ETF (the "Fund") for the period from December 1, 2023 to November 30, 2024. You can find additional information about the Fund at https://www.globalxetfs.com/funds/gnom/. You can also request this information by contacting us at 1-888-493-8631.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Global X Genomics & Biotechnology ETF	$51	0.50%

How did the Fund perform in the last year?

The Fund seeks to provide investment results that correspond generally to the price and yield performance, before fees and expenses, of the Solactive Genomics Index (“Secondary Index”). The Fund is passively managed and the investment adviser does not attempt to take defensive positions in declining markets. The Fund generally seeks to fully replicate the Secondary Index.

The Secondary Index is designed to provide exposure to exchange-listed companies that are positioned to benefit from further advances in the field of genomic science and biotechnology, as well as applications thereof (collectively, "Genomics & Biotechnology Companies"), as defined by Solactive AG, the provider of the Secondary Index. These companies include those involved in the following business activities: (i) gene editing, (ii) genomic sequencing, (iii) development and testing of genetic medicine/therapies, and/or (iv) computational genomics and genetic diagnostics.

For the 12-month period ended November 29, 2024 (the “reporting period”), the Fund increased 4.03%, while the Secondary Index increased 4.76%. The Fund had a net asset value of $10.41 per share on November 30, 2023 and ended the reporting period with a net asset value of $10.83 per share on November 29, 2024.

During the reporting period, the highest returns came from Avidity Biosciences Inc and Poseida Therapeutics, Inc., which returned 450.96% and 248.69%, respectively. The worst performers were bluebird bio, Inc. and Editas Medicine, Inc., which returned -89.38% and -78.73%, respectively.

During the reporting period, by country, the Fund had the highest exposure to the United States at 88.1%, Switzerland at 4.4%, and Germany at 4.2%.

During the reporting period the Fund recorded positive performance. The Biotechnology sector experienced growth driven by advancements in gene editing technologies, which boosted the valuations of companies developing innovative therapies. Additionally, the FDA approval of several groundbreaking treatments from companies in the Fund's portfolio provided a tailwind. Robust funding for biomedical research, particularly in areas such as oncology and rare diseases, further supported the sector. The growing demand for personalized medicine solutions and the rising prevalence of chronic diseases globally created favorable market conditions for the Fund's holdings.

How did the Fund perform since inception?

Total Return Based on $10,000 Investment

Global X Genomics & Biotechnology ETF - $7,100
MSCI ACWI Index (Net) (USD) - $18,286
Solactive Genomics Index (NR) (USD) - $7,314
$22,000
$20,000
$18,000
$16,000
$14,000
$12,000
$10,000
$8,000
$6,000
$4,000
Apr/19
Nov/19
Nov/20
Nov/21
Nov/22
Nov/23
Nov/24

	Global X Genomics & Biotechnology ETF - $7100	MSCI ACWI Index (Net) (USD) - $18286	Solactive Genomics Index (NR) (USD) - $7314
Apr/19	$10000	$10000	$10000
Nov/19	$10216	$10678	$10263
Nov/20	$13750	$12280	$13890
Nov/21	$13506	$14647	$13697
Nov/22	$8817	$12945	$8976
Nov/23	$6824	$14500	$6982
Nov/24	$7100	$18286	$7314

Average Annual Total Returns as of November 30, 2024

Fund/Index Name	1 Year	5 Years	Annualized Since Inception
Global X Genomics & Biotechnology ETF	4.03%	-7.02%	-5.87%
MSCI ACWI Index (Net) (USD)	26.12%	11.36%	11.25%
Solactive Genomics Index (NR) (USD)	4.76%	-6.55%	-5.38%

Since its inception on April 5, 2019. The line graph represents historical performance of a hypothetical investment of $10,000 in the Fund since inception. Returns shown are total returns, which assume the reinvestment of dividends and capital gains. The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares. Past performance is not indicative of future performance.Call 1-888-493-8631 or visit https://www.globalxetfs.com/funds/gnom/ for current month-end performance.

Key Fund Statistics as of November 30, 2024

Total Net Assets	Number of Portfolio Holdings	Total Advisory Fees Paid	Portfolio Turnover Rate
$79,156,476	46	$451,671	18.89%

What did the Fund invest in?

Asset/Country WeightingsFootnote Reference*

Value	Value
Netherlands	0.5%
China	2.7%
Germany	4.2%
Switzerland	4.4%
Repurchase Agreements	6.6%
United States	88.1%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Top Ten Holdings

Holding Name	Percentage of Total Net Assets
Natera	5.6%
Veracyte	5.2%
Arrowhead Pharmaceuticals	5.1%
CRISPR Therapeutics	4.4%
Bio-Techne	4.3%
BioNTech ADR	4.2%
Agilent Technologies	4.1%
QIAGEN	4.1%
Sarepta Therapeutics	4.0%
Illumina	4.0%

Material Fund Changes

There were no material changes during the reporting period that are required to be disclosed in this report. For more complete information about other changes to the Fund, you may review the Fund's current prospectus, which is available upon request.

Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, call or visit:

  1-888-493-8631

  https://www.globalxetfs.com/funds/gnom/

Global X Funds

Global X Genomics & Biotechnology ETF: GNOM

Principal Listing Exchange: Nasdaq

Annual Shareholder Report - November 30, 2024

GX-AR-TSR-11.2024-28

Global X Funds

Global X Cloud Computing ETF

Ticker: CLOU

Principal Listing Exchange: Nasdaq

Annual Shareholder Report: November 30, 2024

This annual shareholder report contains important information about the Global X Cloud Computing ETF (the "Fund") for the period from December 1, 2023 to November 30, 2024. You can find additional information about the Fund at https://www.globalxetfs.com/funds/clou/. You can also request this information by contacting us at 1-888-493-8631.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Global X Cloud Computing ETF	$74	0.68%

How did the Fund perform in the last year?

The Fund seeks to provide investment results that correspond generally to the price and yield performance, before fees and expenses, of the Indxx Global Cloud Computing Index (“Secondary Index”). The Fund is passively managed, and the investment adviser does not attempt to take defensive positions in declining markets. The Fund generally seeks to fully replicate the Secondary Index.

The Secondary Index is designed to provide exposure to exchange-listed companies in developed and emerging markets that are positioned to benefit from the increased adoption of cloud computing technology, including but not limited to companies whose principal business is in offering computing Software-as-a-Service ("SaaS"), Platform-as-a-Service ("PaaS"), Infrastructure-as-a-Service ("IaaS"), managed server storage space and data center REITs, and/or cloud and edge computing infrastructure and hardware (collectively, “Cloud Computing Companies”), as defined by Indxx LLC, the provider of the Secondary Index.

For the 12-month period ended November 30, 2024 (the "reporting period"), the Fund increased 18.52%, while the Secondary Index increased 19.33%. The Fund had a net asset value of $20.79 per share on November 30, 2023 and ended the reporting period with a net asset value of $24.64 per share on November 30, 2024.

During the reporting period, the highest returns came from Wix.com Ltd. and Vimeo, Inc., which returned 120.43% and 85.51%, respectively. The worst performers were 2U, Inc. and Fastly, Inc. Class A, which returned -68.42% and -48.95%, respectively.

During the reporting period, by sector, the Fund had the highest exposure to Information Technology at 86.9%, and Communication Services at 2.6%. By country, the Fund had the highest exposure to the United States at 87.3%, Canada at 5.0%, and  Israel at 4.5%.

During the reporting period the Fund recorded positive performance. The Fund benefited from the continued digital transformation and adoption of cloud computing technologies across various industries. Additionally, the increasing reliance on data analytics and artificial intelligence further boosted the need for scalable and flexible cloud infrastructure. The SaaS and IaaS sub-themes performed particularly well, as businesses sought to optimize their operations and reduce costs through cloud-based applications and services. Furthermore, the expansion of 5G networks and edge computing enhanced the capabilities of cloud computing, creating new opportunities for innovation within the sector.

How did the Fund perform since inception?

Total Return Based on $10,000 Investment

Global X Cloud Computing ETF - $16,654
MSCI ACWI Index (Net) (USD) - $18,199
Indxx Global Cloud Computing Index (USD) - $17,260
$22,000
$20,000
$18,000
$16,000
$14,000
$12,000
$10,000
$8,000
Apr/19
Nov/19
Nov/20
Nov/21
Nov/22
Nov/23
Nov/24

	Global X Cloud Computing ETF - $16654	MSCI ACWI Index (Net) (USD) - $18199	Indxx Global Cloud Computing Index (USD) - $17260
Apr/19	$10000	$10000	$10000
Nov/19	$10618	$10627	$10652
Nov/20	$17166	$12222	$17331
Nov/21	$18854	$14577	$19156
Nov/22	$11335	$12883	$11592
Nov/23	$14052	$14430	$14464
Nov/24	$16654	$18199	$17260

Average Annual Total Returns as of November 30, 2024

Fund/Index Name	1 Year	5 Years	Annualized Since Inception
Global X Cloud Computing ETF	18.52%	9.42%	9.46%
MSCI ACWI Index (Net) (USD)	26.12%	11.36%	11.20%
Indxx Global Cloud Computing Index (USD)	19.33%	10.13%	10.16%

Since its inception on April 12, 2019. The line graph represents historical performance of a hypothetical investment of $10,000 in the Fund since inception. Returns shown are total returns, which assume the reinvestment of dividends and capital gains. The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares. Past performance is not indicative of future performance.Call 1-888-493-8631 or visit https://www.globalxetfs.com/funds/clou/ for current month-end performance.

Key Fund Statistics as of November 30, 2024

Total Net Assets	Number of Portfolio Holdings	Total Advisory Fees Paid	Portfolio Turnover Rate
$376,498,010	39	$3,267,124	21.22%

What did the Fund invest in?

Asset/Country WeightingsFootnote Reference*

Value	Value
Short-Term Investment	0.0%
Repurchase Agreement	0.0%
Japan	0.3%
Sweden	1.2%
China	1.6%
Israel	4.5%
Canada	5.0%
United States	87.3%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Top Ten Holdings

Holding Name	Percentage of Total Net AssetsFootnote Reference(A)
Snowflake, Cl A	5.1%
Shopify, Cl A	5.0%
Wix.com	4.5%
HubSpot	4.4%
Twilio, Cl A	4.4%
Qualys	4.3%
Procore Technologies	4.2%
SPS Commerce	3.9%
Zscaler	3.9%
Workiva, Cl A	3.8%
Footnote	Description
Footnote(A)	Short-Term Investments are not shown in the top ten chart.

Material Fund Changes

There were no material changes during the reporting period that are required to be disclosed in this report. For more complete information about other changes to the Fund, you may review the Fund's current prospectus, which is available upon request.

Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, call or visit:

  1-888-493-8631

  https://www.globalxetfs.com/funds/clou/

Global X Funds

Global X Cloud Computing ETF: CLOU

Principal Listing Exchange: Nasdaq

Annual Shareholder Report - November 30, 2024

GX-AR-TSR-11.2024-29

Global X Funds

Global X Thematic Growth ETF

Ticker: GXTG

Principal Listing Exchange: Nasdaq

Annual Shareholder Report: November 30, 2024

This annual shareholder report contains important information about the Global X Thematic Growth ETF (the "Fund") for the period from December 1, 2023 to November 30, 2024. You can find additional information about the Fund at https://www.globalxetfs.com/funds/gxtg/. You can also request this information by contacting us at 1-888-493-8631.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Global X Thematic Growth ETF	$53	0.50%

How did the Fund perform in the last year?

The Fund seeks to provide investment results that correspond generally to the price and yield performance, before fees and expenses, of the Solactive Thematic Growth Index (“Secondary Index”). The Fund is passively managed and the investment adviser does not attempt to take defensive positions in declining markets. The Fund generally seeks to fully replicate the Secondary Index.

The Secondary Index seeks to provide broad exposure to “structurally disruptive macro-trends” that may stem from advancements in disruptive technology, changing consumer habits and demographics, or changing needs for infrastructure or finite resources, using a portfolio of exchange-traded funds (each, an "Underlying ETF") issued by Global X Funds, an affiliate of the Fund and the Fund’s investment adviser. The Secondary Index allocates index weights among the Underlying ETFs based on a quantitative methodology developed by Solactive AG, the provider of the Secondary Index.

For the 12-month period ended November 30, 2024 (the "reporting period"), the Fund increased 12.78%, while the Secondary Index increased 12.36%. The Fund had a net asset value of $23.05 per share on November 30, 2023 and ended the reporting period with a net asset value of $25.46 per share on November 30, 2024.

During the reporting period, the highest returns within the Fund came from the Global X FinTech ETF and Global X Data Center & Digital Infrastructure ETF, which returned 52.70% and 25.15%, respectively. The worst performers were the Global X Solar ETF and Global X Renewable Energy Producers ETF, which returned -12.51% and -9.06%, respectively.

During the reporting period the Fund recorded positive performance but trailed the broad market indices. The Fund benefited from its exposure to the FinTech and E-commerce theme, which experienced robust revenue growth driven by consumer spending trends. Lower interest rates also helped those themes. Additionally, the recovery in sentiment for the Lithium market alongside demand for disruptive materials and minerals also helped the Fund. The Fund’s performance also benefitted from the uptake of data center investments worldwide, which saw the data center theme benefit. Meanwhile, the Fund's performance was weighed down by challenges in the Genomics and  Healthcare sectors, despite advancements in therapies. The Renewable Energy sector also weighed down the Fund's performance, driven by an energy glut and high borrowing costs reducing demand for solutions like solar.

How did the Fund perform since inception?

Total Return Based on $10,000 Investment

Global X Thematic Growth ETF - $10,740
MSCI ACWI Index (Net) (USD) - $17,634
Solactive Thematic Growth Index (TR) (USD) - $10,602
$22,000
$20,000
$18,000
$16,000
$14,000
$12,000
$10,000
$8,000
$6,000
Oct/19
Nov/19
Nov/20
Nov/21
Nov/22
Nov/23
Nov/24

	Global X Thematic Growth ETF - $10740	MSCI ACWI Index (Net) (USD) - $17634	Solactive Thematic Growth Index (TR) (USD) - $10602
Oct/19	$10000	$10000	$10000
Nov/19	$10503	$10297	$10501
Nov/20	$16891	$11842	$16880
Nov/21	$19079	$14124	$18972
Nov/22	$10616	$12483	$10529
Nov/23	$9523	$13982	$9435
Nov/24	$10740	$17634	$10602

Average Annual Total Returns as of November 30, 2024

Fund/Index Name	1 Year	5 Years	Annualized Since Inception
Global X Thematic Growth ETF	12.78%	0.45%	1.41%
MSCI ACWI Index (Net) (USD)	26.12%	11.36%	11.75%
Solactive Thematic Growth Index (TR) (USD)	12.36%	0.19%	1.15%

Since its inception on October 25, 2019. The line graph represents historical performance of a hypothetical investment of $10,000 in the Fund since inception. Returns shown are total returns, which assume the reinvestment of dividends and capital gains. The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares. Past performance is not indicative of future performance.Call 1-888-493-8631 or visit https://www.globalxetfs.com/funds/gxtg/ for current month-end performance.

Key Fund Statistics as of November 30, 2024

Total Net Assets	Number of Portfolio Holdings	Total Advisory Fees Paid	Portfolio Turnover Rate
$15,782,874	14	$107,767	30.26%

What did the Fund invest in?

Asset WeightingsFootnote Reference*

Value	Value
Repurchase Agreements	11.4%
Exchange Traded Funds	99.9%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Top Holdings

Holding Name	Percentage of Total Net Assets
Global X FinTech ETFFootnote Reference**	12.7%
Global X Lithium & Battery Tech ETFFootnote Reference**	12.3%
Global X E-commerce ETFFootnote Reference**	11.9%
Global X Disruptive Materials ETFFootnote Reference**	11.6%
Global X Data Center & Digital Infrastructure ETFFootnote Reference**	11.4%
Global X Video Games & Esports ETFFootnote Reference**	11.2%
Global X Solar ETFFootnote Reference**	10.4%
Global X Genomics & Biotechnology ETFFootnote Reference**	9.5%
Global X Renewable Energy Producers ETFFootnote Reference**	8.9%
Footnote	Description
Footnote**	Affiliated Investment

Material Fund Changes

There were no material changes during the reporting period that are required to be disclosed in this report. For more complete information about other changes to the Fund, you may review the Fund's current prospectus, which is available upon request.

Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, call or visit:

  1-888-493-8631

  https://www.globalxetfs.com/funds/gxtg/

Global X Funds

Global X Thematic Growth ETF: GXTG

Principal Listing Exchange: Nasdaq

Annual Shareholder Report - November 30, 2024

GX-AR-TSR-11.2024-30

Global X Funds

Global X Video Games & Esports ETF

Ticker: HERO

Principal Listing Exchange: Nasdaq

Annual Shareholder Report: November 30, 2024

This annual shareholder report contains important information about the Global X Video Games & Esports ETF (the "Fund") for the period from December 1, 2023 to November 30, 2024. You can find additional information about the Fund at https://www.globalxetfs.com/funds/hero/. You can also request this information by contacting us at 1-888-493-8631.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Global X Video Games & Esports ETF	$56	0.50%

How did the Fund perform in the last year?

The Fund seeks to provide investment results that correspond generally to the price and yield performance, before fees and expenses, of the Solactive Video Games & Esports Index (“Secondary Index”). The Fund is passively managed, and the Fund generally seeks to fully replicate the Secondary Index.

The Secondary Index is designed to provide is designed to provide exposure to exchange-listed companies that are positioned to benefit from increased consumption related to video games and esports, including companies whose principal business is in video game development/publishing, video game and esports content distribution and streaming, operating/owning esports leagues/teams, and producing video game/esports hardware. A company is considered by the Index Provider to be a Video Games & Esports Company if the company generates at least 50% of its revenues from video games and esports activities, as defined by the Index Provider.

For the 12-month period ended November 30, 2024 (the “reporting period”), the Fund increased 23.14%, while the Secondary Index increased 23.80%. The Fund had a net asset value of $19.93 per share on November 30, 2023 and ended the reporting period with a net asset value of $24.35 per share on November 30, 2024.

During the reporting period, the highest returns came from International Games System Co., Ltd. and AppLovin Corp. Class A, which returned 183.43% and 105.71%, respectively. The worst performers were Ubisoft Entertainment SA and Corsair Gaming, Inc., which returned -53.86% and -43.07%, respectively.

During the reporting period, by sector, the Fund had the highest exposure to Communication Services at 92.6% and Information Technology at 6.4%. By country, the Fund had the highest exposure to the United States at 31.2% and Japan at 28.9%.

During the reporting period the Fund recorded positive performance. The Video Game industry benefited from strong consumer demand, driven by engaging new titles. Technological advancements like cloud gaming and virtual reality expanded the addressable market for companies held by the Fund. The growing popularity of Esports boosted revenue streams for key holdings involved in competitive gaming. Successful monetization strategies, including in-game purchases and subscriptions, lifted profitability for many of the Fund's core positions. Lastly, the Fund's exposure to leading video game publishers with strong development pipelines positioned it well to capitalize on the sector's long-term growth potential.

How did the Fund perform since inception?

Total Return Based on $10,000 Investment

Global X Video Games & Esports ETF - $16,709
MSCI ACWI Index (Net) (USD) - $17,634
Solactive Video Games & Esports Index (NR) (USD) - $17,109
$24,000
$22,000
$20,000
$18,000
$16,000
$14,000
$12,000
$10,000
$8,000
Oct/19
Nov/19
Nov/20
Nov/21
Nov/22
Nov/23
Nov/24

	Global X Video Games & Esports ETF - $16709	MSCI ACWI Index (Net) (USD) - $17634	Solactive Video Games & Esports Index (NR) (USD) - $17109
Oct/19	$10000	$10000	$10000
Nov/19	$10494	$10297	$10496
Nov/20	$19102	$11842	$19199
Nov/21	$19884	$14124	$20103
Nov/22	$12887	$12483	$13074
Nov/23	$13569	$13982	$13820
Nov/24	$16709	$17634	$17109

Average Annual Total Returns as of November 30, 2024

Fund/Index Name	1 Year	5 Years	Annualized Since Inception
Global X Video Games & Esports ETF	23.14%	9.75%	10.58%
MSCI ACWI Index (Net) (USD)	26.12%	11.36%	11.75%
Solactive Video Games & Esports Index (NR) (USD)	23.80%	10.26%	11.09%

Since its inception on October 25, 2019. The line graph represents historical performance of a hypothetical investment of $10,000 in the Fund since inception. Returns shown are total returns, which assume the reinvestment of dividends and capital gains. The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares. Past performance is not indicative of future performance.Call 1-888-493-8631 or visit https://www.globalxetfs.com/funds/hero/ for current month-end performance.

Key Fund Statistics as of November 30, 2024

Total Net Assets	Number of Portfolio Holdings	Total Advisory Fees Paid	Portfolio Turnover Rate
$108,853,648	49	$607,562	30.77%

What did the Fund invest in?

Asset/Country WeightingsFootnote Reference*

Value	Value
France	1.6%
Repurchase Agreements	3.2%
Poland	3.4%
Sweden	3.8%
Taiwan	6.6%
China	12.8%
South Korea	14.2%
Japan	28.9%
United States	31.2%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Top Ten Holdings

Holding Name	Percentage of Total Net Assets
Take-Two Interactive Software	7.2%
ROBLOX, Cl A	7.1%
Electronic Arts	6.3%
Nintendo	6.0%
Unity Software	5.7%
International Games System	5.7%
Konami Group	5.5%
NetEase ADR	5.4%
Bilibili ADR	5.3%
Krafton	4.8%

Material Fund Changes

There were no material changes during the reporting period that are required to be disclosed in this report. For more complete information about other changes to the Fund, you may review the Fund's current prospectus, which is available upon request.

Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, call or visit:

  1-888-493-8631

  https://www.globalxetfs.com/funds/hero/

Global X Funds

Global X Video Games & Esports ETF: HERO

Principal Listing Exchange: Nasdaq

Annual Shareholder Report - November 30, 2024

GX-AR-TSR-11.2024-31

Global X Funds

Global X Cybersecurity ETF

Ticker: BUG

Principal Listing Exchange: Nasdaq

Annual Shareholder Report: November 30, 2024

This annual shareholder report contains important information about the Global X Cybersecurity ETF (the "Fund") for the period from December 1, 2023 to November 30, 2024. You can find additional information about the Fund at https://www.globalxetfs.com/funds/bug/. You can also request this information by contacting us at 1-888-493-8631.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Global X Cybersecurity ETF	$57	0.51%

How did the Fund perform in the last year?

The Fund seeks to provide investment results that correspond generally to the price and yield performance, before fees and expenses, of the Indxx Cybersecurity Index (“Secondary Index”). The Fund is passively managed, and the investment adviser does not attempt to take defensive positions in declining markets. The Fund generally seeks to fully replicate the Secondary Index.

The Secondary Index is designed to provide exposure to exchange-listed companies that are positioned to benefit from increased adoption of cybersecurity technology, including but not limited to companies whose principal business is in the development and management of security protocols preventing intrusion and attacks on systems, networks, applications, computers, and mobile devices, as determined by the index provider.

For the 12-month period ended November 30, 2024 (the "reporting period"), the Fund increased 24.72%, while the Secondary Index increased 25.26%. The Fund had a net asset value of $26.84 per share on November 30, 2023 and ended the reporting period with a net asset value of $33.44 per share on November 30, 2024.

During the reporting period, the highest returns in the Fund came from Fortinet, Inc. and OneSpan Inc., which returned 80.84% and 80.66%, respectively. The worst performers were BlackBerry Limited and Rapid7 Inc., which returned -36.78% and -21.33%, respectively.

During the reporting period, by country, the Fund had the highest exposure to the United States at 73.9%, Japan at 11.9% and Israel at 10.0%.

The period saw strong growth for cybersecurity solutions, as cyber threats continued to evolve and proliferate, compelling enterprises around the world to continue to invest in improving defense mechanisms, which contributed positively to the Fund's performance. Spending within key categories such as end point security, messaging security, data security, cloud security, continued to grow particularly strongly, as IT usage trends such as growth of connected devices, distributed workforces, cloud native applications, continued to show growth as well. Additionally, high-profile data breaches and ransomware attacks highlighted the importance of robust cybersecurity measures, leading to increased budget allocations. Lastly, the ongoing talent shortage in the cybersecurity field is also acting as a catalyst, particularly for the integration of AI first solutions in the industry which are capable of automating cyber defense workflows. The pricing power displayed by the category leading companies was also displayed through the robust revenue growth delivered by the sector during the reporting period.

How did the Fund perform since inception?

Total Return Based on $10,000 Investment

Global X Cybersecurity ETF - $22,606
MSCI ACWI Index (Net) (USD) - $17,634
Indxx Cybersecurity Index (Net) (USD)^ - $22,935
$26,000
$24,000
$22,000
$20,000
$18,000
$16,000
$14,000
$12,000
$10,000
$8,000
Oct/19
Nov/19
Nov/20
Nov/21
Nov/22
Nov/23
Nov/24

	Global X Cybersecurity ETF - $22606	MSCI ACWI Index (Net) (USD) - $17634	Indxx Cybersecurity Index (Net) (USD)^ - $22935
Oct/19	$10000	$10000	$10000
Nov/19	$11225	$10297	$11226
Nov/20	$15017	$11842	$14968
Nov/21	$20975	$14124	$20959
Nov/22	$15194	$12483	$15272
Nov/23	$18125	$13982	$18310
Nov/24	$22606	$17634	$22935

Average Annual Total Returns as of November 30, 2024

Fund/Index Name	1 Year	5 Years	Annualized Since Inception
Global X Cybersecurity ETF	24.72%	15.03%	17.33%
MSCI ACWI Index (Net) (USD)	26.12%	11.36%	11.75%
Indxx Cybersecurity Index (Net) (USD)^	25.26%	15.36%	17.66%

Since its inception on October 25, 2019. The line graph represents historical performance of a hypothetical investment of $10,000 in the Fund since inception. Returns shown are total returns, which assume the reinvestment of dividends and capital gains. The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares. Past performance is not indicative of future performance.Call 1-888-493-8631 or visit https://www.globalxetfs.com/funds/bug/ for current month-end performance.

^ Historic index performance reflects a recalculation of the index by the index provider as of January 28, 2025.

Key Fund Statistics as of November 30, 2024

Total Net Assets	Number of Portfolio Holdings	Total Advisory Fees Paid	Portfolio Turnover Rate
$819,307,797	26	$3,818,371	23.91%

What did the Fund invest in?

Asset/Country WeightingsFootnote Reference*

Value	Value
Repurchase Agreements	0.2%
South Korea	4.0%
Israel	10.0%
Japan	11.9%
United States	73.9%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Top Ten Holdings

Holding Name	Percentage of Total Net Assets
Fortinet	6.6%
Crowdstrike Holdings, Cl A	6.3%
Zscaler	6.2%
Palo Alto Networks	5.8%
Gen Digital	5.8%
Check Point Software Technologies	5.7%
Qualys	5.3%
CyberArk Software	4.8%
A10 Networks	4.7%
Digital ArtsFootnote Reference**	4.7%
Footnote	Description
Footnote**	Affiliated Investment

Material Fund Changes

There were no material changes during the reporting period that are required to be disclosed in this report. For more complete information about other changes to the Fund, you may review the Fund's current prospectus, which is available upon request.

Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, call or visit:

  1-888-493-8631

  https://www.globalxetfs.com/funds/bug/

Global X Funds

Global X Cybersecurity ETF: BUG

Principal Listing Exchange: Nasdaq

Annual Shareholder Report - November 30, 2024

GX-AR-TSR-11.2024-32

Global X Funds

Global X Telemedicine & Digital Health ETF

Ticker: EDOC

Principal Listing Exchange: Nasdaq

Annual Shareholder Report: November 30, 2024

This annual shareholder report contains important information about the Global X Telemedicine & Digital Health ETF (the "Fund") for the period from December 1, 2023 to November 30, 2024. You can find additional information about the Fund at https://www.globalxetfs.com/funds/edoc/. You can also request this information by contacting us at 1-888-493-8631. This annual shareholder report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Global X Telemedicine & Digital Health ETF	$74	0.68%

How did the Fund perform in the last year?

The Fund seeks to provide investment results that correspond generally to the price and yield performance, before fees and expenses, of the Solactive Telemedicine & Digital Health Index (“Secondary Index”). The Fund is passively managed and the investment adviser does not attempt to take defensive positions in declining markets. The Fund generally seeks to fully replicate the Secondary Index.

The Secondary Index is designed to provide exposure to exchange-listed companies that are positioned to benefit from further advances in the field of telemedicine and digital health, as well as applications thereof (collectively, "Telemedicine & Digital Health Companies"), as defined by Solactive AG, the provider of the Secondary Index ("Index Provider"). Telemedicine & Digital Health Companies include those involved in the following business activities: (i) telemedicine, (ii) healthcare analytics, (iii) connected healthcare devices, and/or (iv) administrative digitization.

For the 12-month period ended November 30, 2024 (the “reporting period”), the Fund increased 16.87%, while the Secondary Index increased 17.55%. The Fund had a net asset value of $8.95 per share on November 30, 2023 and ended the reporting period with a net asset value of $10.46 per share on November 30, 2024.

During the reporting period, the highest returns came from Hims & Hers Health, Inc. Class A and Doximity, Inc. Class A, which returned 262.43% and 127.96%, respectively. The worst performers were Pacific Biosciences of California, Inc. and American Well Corporation Class A, which returned -77.48% and -63.13%, respectively.

During the reporting period the Fund recorded positive performance. The adoption of virtual healthcare services accelerated, benefiting companies that facilitate remote medical visits and remove patient management. Advancements in healthcare analytics, such as artificial intelligence and cloud-based platforms for the Healthcare industry, have made inroads, improving efficiency and effectiveness, and ultimately enhancing access to care. The increasing prevalence of Connected Healthcare Devices, which transmit real-time patient data to healthcare providers, contributed to the Fund's positive returns as these devices enable proactive and personalized patient care. Additionally, the ongoing digitization of healthcare administrative processes, including patient intake, staffing solutions, insurance authorization, and billing management, supported the performance of companies that offer innovative solutions in this area.

How did the Fund perform since inception?

Total Return Based on $10,000 Investment

Global X Telemedicine & Digital Health ETF - $6,870
MSCI ACWI Index (Net) (USD) - $16,655
Solactive Telemedicine & Digital Health Index (NR) (USD) - $7,015
$20,000
$18,000
$16,000
$14,000
$12,000
$10,000
$8,000
$6,000
$4,000
$2,000
Jul/20
Nov/20
Nov/21
Nov/22
Nov/23
Nov/24

	Global X Telemedicine & Digital Health ETF - $6870	MSCI ACWI Index (Net) (USD) - $16655	Solactive Telemedicine & Digital Health Index (NR) (USD) - $7015
Jul/20	$10000	$10000	$10000
Nov/20	$12088	$11184	$12109
Nov/21	$10719	$13340	$10806
Nov/22	$8033	$11790	$8139
Nov/23	$5879	$13206	$5967
Nov/24	$6870	$16655	$7015

Average Annual Total Returns as of November 30, 2024

Fund/Index Name	1 Year	Annualized Since Inception
Global X Telemedicine & Digital Health ETF	16.87%	-8.28%
MSCI ACWI Index (Net) (USD)	26.12%	12.46%
Solactive Telemedicine & Digital Health Index (NR) (USD)	17.55%	-7.84%

Since its inception on July 29, 2020. The line graph represents historical performance of a hypothetical investment of $10,000 in the Fund since inception. Returns shown are total returns, which assume the reinvestment of dividends and capital gains. The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares. Past performance is not indicative of future performance.Call 1-888-493-8631 or visit https://www.globalxetfs.com/funds/edoc/ for current month-end performance.

Key Fund Statistics as of November 30, 2024

Total Net Assets	Number of Portfolio Holdings	Total Advisory Fees Paid	Portfolio Turnover Rate
$43,510,577	41	$350,324	38.36%

What did the Fund invest in?

Asset/Country WeightingsFootnote Reference*

Value	Value
Short-Term Investment	0.2%
South Korea	0.2%
Repurchase Agreement	0.3%
Germany	0.6%
Japan	1.6%
Australia	4.9%
China	8.1%
United States	84.5%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Top Ten Holdings

Holding Name	Percentage of Total Net AssetsFootnote Reference(A)
Hims & Hers Health	5.7%
Pro Medicus	5.0%
Doximity, Cl A	4.8%
Masimo	4.6%
Insulet	4.3%
Labcorp Holdings	4.1%
Veracyte	4.1%
Dexcom	4.1%
ResMed	3.9%
Agilent Technologies	3.9%
Footnote	Description
Footnote(A)	Short-Term Investments are not shown in the top ten chart.

Material Fund Changes

This is a summary of certain changes to the Fund since December 1, 2023. For more complete information, you may review the Fund's next prospectus, which we expect to be available by April 1, 2025 at https://www.globalxetfs.com/funds/edoc or upon request at 1-888-493-8631.

The Board of Trustees of the Trust voted to approve a lower Management Fee for the Fund of 0.50% effective April 1, 2025. Prior to that, the Fund was subject to a Management Fee of 0.68%.

Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, call or visit:

  1-888-493-8631

  https://www.globalxetfs.com/funds/edoc/

Global X Funds

Global X Telemedicine & Digital Health ETF: EDOC

Principal Listing Exchange: Nasdaq

Annual Shareholder Report - November 30, 2024

GX-AR-TSR-11.2024-33

Global X Funds

Global X CleanTech ETF

Ticker: CTEC

Principal Listing Exchange: Nasdaq

Annual Shareholder Report: November 30, 2024

This annual shareholder report contains important information about the Global X CleanTech ETF (the "Fund") for the period from December 1, 2023 to November 30, 2024. You can find additional information about the Fund at https://www.globalxetfs.com/funds/ctec/. You can also request this information by contacting us at 1-888-493-8631.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Global X CleanTech ETF	$44	0.50%

How did the Fund perform in the last year?

The Fund seeks to provide investment results that correspond generally to the price and yield performance, before fees and expenses, of the Indxx Global CleanTech Index (“Secondary Index”). The Fund is passively managed and the investment adviser does not attempt to take defensive positions in declining markets. The Fund generally seeks to fully replicate the Secondary Index.

The Secondary Index is designed to provide exposure to exchange-listed companies that are positioned to benefit from the increased adoption of technologies focused on improving the efficiency of renewable energy production and/or mitigating the adverse environmental effects of resource consumption (“CleanTech”), including, but not limited to, companies whose principal business is in developing technology relating to renewable energy, energy efficiency and storage, smart grid, lithium-ion batteries and/or fuel cells, and/or pollution prevention/amelioration (collectively, “CleanTech Companies”), as defined by Indxx LLC, the provider of the Secondary Index (“Index Provider”).

For the 12-month period ended November 30, 2024 (the “reporting period”), the Fund decreased 24.39%, while the Secondary Index decreased 24.38%. The Fund had a net asset value of $9.88 per share on November 30, 2023 and ended the reporting period with a net asset value of $7.41 per share on November 30, 2024.

During the reporting period, the highest returns came from Goldwind Science & Technology Co. Ltd. Class H and Bloom Energy Corporation Class A, which returned 114.18% and 90.10%, respectively. The worst performers were Meyer Burger Technology AG and Varta AG, which returned -97.26% and -89.54%, respectively.

During the reporting period, by sector, the Fund had the highest exposure to Industrials at 52.4% and Information Technology at 39.5%.

During the reporting period the Fund recorded negative performance. High interest rates created a challenging macroeconomic environment, particularly for companies in clean technologies, such as electric vehicles, residential solar, and energy storage, due to customer reliance on various financing options. This ultimately weighed on demand for companies throughout the electric vehicle, energy storage, and renewable energy supply chains, which detracted from the Fund's performance. Additionally, supply-chain disruptions and shifting government policies impacted the availability and costs of cleantech equipment. Companies in the Wind, Solar, and Hydrogen industries were particularly exposed to these dynamics.

How did the Fund perform since inception?

Total Return Based on $10,000 Investment

Global X CleanTech ETF - $4,989
MSCI ACWI Index (Net) (USD) - $16,128
Indxx Global CleanTech Index (USD) - $4,912
$20,000
$18,000
$16,000
$14,000
$12,000
$10,000
$8,000
$6,000
$4,000
$2,000
Oct/20
Nov/20
Nov/21
Nov/22
Nov/23
Nov/24

	Global X CleanTech ETF - $4989	MSCI ACWI Index (Net) (USD) - $16128	Indxx Global CleanTech Index (USD) - $4912
Oct/20	$10000	$10000	$10000
Nov/20	$12621	$10831	$12626
Nov/21	$13566	$12918	$13257
Nov/22	$10801	$11417	$10607
Nov/23	$6599	$12788	$6496
Nov/24	$4989	$16128	$4912

Average Annual Total Returns as of November 30, 2024

Fund/Index Name	1 Year	Annualized Since Inception
Global X CleanTech ETF	-24.39%	-15.61%
MSCI ACWI Index (Net) (USD)	26.12%	12.38%
Indxx Global CleanTech Index (USD)	-24.38%	-15.93%

Since its inception on October 27, 2020. The line graph represents historical performance of a hypothetical investment of $10,000 in the Fund since inception. Returns shown are total returns, which assume the reinvestment of dividends and capital gains. The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares. Past performance is not indicative of future performance.Call 1-888-493-8631 or visit https://www.globalxetfs.com/funds/ctec/ for current month-end performance.

Key Fund Statistics as of November 30, 2024

Total Net Assets	Number of Portfolio Holdings	Total Advisory Fees Paid	Portfolio Turnover Rate
$34,845,558	40	$231,786	19.45%

What did the Fund invest in?

Asset/Country WeightingsFootnote Reference*

Value	Value
Norway	0.8%
Turkey	2.1%
Canada	2.2%
Switzerland	3.7%
Denmark	4.2%
Taiwan	4.7%
United Kingdom	5.1%
Germany	5.8%
South Korea	7.8%
China	18.2%
Repurchase Agreements	20.4%
United States	45.3%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Top Ten Holdings

Holding Name	Percentage of Total Net Assets
Bloom Energy, Cl A	10.9%
NEXTracker, Cl A	6.7%
Xinyi Solar Holdings	5.6%
First Solar	5.3%
Nordex	5.0%
China Everbright Environment Group	4.8%
Vestas Wind Systems	4.2%
Enphase Energy	4.2%
Samsung SDI	4.2%
QuantumScape, Cl A	4.1%

Material Fund Changes

There were no material changes during the reporting period that are required to be disclosed in this report. For more complete information about other changes to the Fund, you may review the Fund's current prospectus, which is available upon request.

Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, call or visit:

  1-888-493-8631

  https://www.globalxetfs.com/funds/ctec/

Global X Funds

Global X CleanTech ETF: CTEC

Principal Listing Exchange: Nasdaq

Annual Shareholder Report - November 30, 2024

GX-AR-TSR-11.2024-34

Global X Funds

Global X Data Center & Digital Infrastructure ETF

Ticker: DTCR

Principal Listing Exchange: Nasdaq

Annual Shareholder Report: November 30, 2024

This annual shareholder report contains important information about the Global X Data Center & Digital Infrastructure ETF (the "Fund") for the period from December 1, 2023 to November 30, 2024. You can find additional information about the Fund at https://www.globalxetfs.com/funds/dtcr/. You can also request this information by contacting us at 1-888-493-8631. This annual shareholder report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Global X Data Center & Digital Infrastructure ETF	$56	0.50%

How did the Fund perform in the last year?

The Fund seeks to provide investment results that correspond generally to the price and yield performance, before fees and expenses, of the Solactive Data Center REITs & Digital Infrastructure Index ("Secondary Index").

The Secondary Index is designed to provide exposure to companies that have business operations in the fields of data centers, cellular towers, and/or digital infrastructure hardware, such as manufacturing servers, and other hardware often used in data centers and cellular towers, including semiconductors, integrated circuits, and processors. Specifically, the Secondary Index will include securities issued by “Data Center REITs & Digital Infrastructure Companies” as defined by Solactive AG, the provider of the Secondary Index.

For the 12-month period ended November 30, 2024 (the "reporting period"), the Fund increased 24.56%, while the Secondary Index increased 25.45%. The Fund had a net asset value of $14.30 per share on November 30, 2023 and ended the reporting period with a net asset value of $17.57 per share on November 30, 2024.

During the reporting period, the highest returns came from NVIDIA Corporation and Applied Digital Corporation, which returned 195.68% and 105.50%, respectively. The worst performers were Intel Corporation and Winbond Electronics Corp., which returned -45.47% and -45.24%, respectively.

During the reporting period the Fund recorded positive performance. The Fund benefited from strong demand for data center services as businesses continued to shift operations to the cloud and ramped up investments towards AI infrastructure. Additionally, the rapid rollout of 5G networks along with broad growth in mobile traffic boosted demand for cellular tower infrastructure. The Fund's holdings in the Real Estate sector, particularly data center REITs, performed well as they were able to leverage growing demand for data center capacity, particularly due to artificial intelligence, to increase rents and maintain high occupancy rates. The Information Technology exposure also contributed positively, with companies providing chips, servers, processors, and other components to the digital infrastructure industry benefitting from growing investments. However, high interest rates pressured the valuations of some high-growth companies in the portfolio.

How did the Fund perform since inception?

Total Return Based on $10,000 Investment

Global X Data Center & Digital Infrastructure ETF - $12,459
MSCI ACWI Index (Net) (USD) - $16,128
Solactive Data Center REITs & Digital Infrastructure Index (NR) (USD) - $12,538
$18,000
$17,000
$16,000
$15,000
$14,000
$13,000
$12,000
$11,000
$10,000
$9,000
$8,000
Oct/20
Nov/20
Nov/21
Nov/22
Nov/23
Nov/24

	Global X Data Center & Digital Infrastructure ETF - $12459	MSCI ACWI Index (Net) (USD) - $16128	Solactive Data Center REITs & Digital Infrastructure Index (NR) (USD) - $12538
Oct/20	$10000	$10000	$10000
Nov/20	$9980	$10831	$9984
Nov/21	$11993	$12918	$12002
Nov/22	$9222	$11417	$9226
Nov/23	$10002	$12788	$9995
Nov/24	$12459	$16128	$12538

Average Annual Total Returns as of November 30, 2024

Fund/Index Name	1 Year	Annualized Since Inception
Global X Data Center & Digital Infrastructure ETF	24.56%	5.51%
MSCI ACWI Index (Net) (USD)	26.12%	12.38%
Solactive Data Center REITs & Digital Infrastructure Index (NR) (USD)	25.45%	5.68%

Since its inception on October 27, 2020. The line graph represents historical performance of a hypothetical investment of $10,000 in the Fund since inception. Returns shown are total returns, which assume the reinvestment of dividends and capital gains. The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares. Past performance is not indicative of future performance.Call 1-888-493-8631 or visit https://www.globalxetfs.com/funds/dtcr/ for current month-end performance.

Key Fund Statistics as of November 30, 2024

Total Net Assets	Number of Portfolio Holdings	Total Advisory Fees Paid	Portfolio Turnover Rate
$138,296,999	27	$395,144	28.84%

What did the Fund invest in?

Country WeightingsFootnote Reference*

Value	Value
South Korea	0.5%
Nigeria	1.5%
Taiwan	2.6%
Australia	3.5%
Indonesia	4.3%
Singapore	4.8%
China	14.0%
United States	76.5%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Top Ten Holdings

Holding Name	Percentage of Total Net Assets
Digital Realty Trust	13.4%
Equinix	13.3%
American Tower	10.9%
Crown Castle	8.4%
GDS Holdings ADR	7.0%
Keppel DC REIT	4.7%
SBA Communications, Cl A	4.4%
Uniti Group	4.2%
China Tower, Cl H	4.1%
NEXTDC	3.5%

Material Fund Changes

This is a summary of certain changes to the Fund since December 1, 2023. For more complete information, you may review the Fund's next prospectus, which we expect to be available by April 1, 2025 at https://www.globalxetfs.com/funds/dtcr or upon request at 1-888-493-8631.

Effective April 1, 2024, the Fund's name changed from the Global X Data Center REITs & Digital Infrastructure ETF (ticker: VPN) to the Global X Data Center & Digital Infratstructure ETF (ticker: DTCR).

Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, call or visit:

  1-888-493-8631

  https://www.globalxetfs.com/funds/dtcr/

Global X Funds

Global X Data Center & Digital Infrastructure ETF: DTCR

Principal Listing Exchange: Nasdaq

Annual Shareholder Report - November 30, 2024

GX-AR-TSR-11.2024-35

Global X Funds

Global X Clean Water ETF

Ticker: AQWA

Principal Listing Exchange: Nasdaq

Annual Shareholder Report: November 30, 2024

This annual shareholder report contains important information about the Global X Clean Water ETF (the "Fund") for the period from December 1, 2023 to November 30, 2024. You can find additional information about the Fund at https://www.globalxetfs.com/funds/aqwa. You can also request this information by contacting us at 1-888-493-8631.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Global X Clean Water ETF	$55	0.50%

How did the Fund perform in the last year?

The Fund seeks to provide investment results that correspond generally to the price and yield performance, before fees and expenses, of the Solactive Global Clean Water Industry Index (“Secondary Index”). The Fund is passively managed and the investment adviser does not attempt to take defensive positions in declining markets. The Fund generally seeks to fully replicate the Secondary Index.

The Secondary Index is designed to provide exposure to exchange-listed companies expected to benefit from further advances in the provision of clean water, including, but not limited to, companies whose principal business is in water treatment, recycling (including water reclamation), purification, desalination, storage, distribution, and/or sustainability (collectively, “Clean Water Companies”), as defined by Solactive AG, the provider of the Secondary Index.

For the 12-month period ended November 30, 2024 (the “reporting period”), the Fund increased 21.31%, while the Secondary Index increased 21.94%. The Fund had a net asset value of $15.40 per share on November 30, 2023 and ended the reporting period with a net asset value of $18.43 per share on November 30, 2024.

During the reporting period, the highest returns came from Mueller Water Products, Inc. Class A and Pentair plc, which returned 91.02% and 70.81%, respectively. The worst performers were BGT Group Co., Ltd. Class A and Nomura Micro Science Co., Ltd., which returned -38.24% and -38.15%, respectively.

During the reporting period, by sector, the Fund had the highest exposure to Industrials at 51.6% and Utilities at 35.2%. By country, the Fund had the highest exposure to the United States at 76.2% and the United Kingdom at 9.1%.

During the reporting period the Fund recorded positive performance. The Industrial sector, which includes companies involved in water treatment, purification, and conservation, saw strong growth driven by increasing global demand for clean water solutions as several major cities faced drought conditions and rising supply risks. The Utilities sector also contributed positively as water infrastructure companies benefited from government investments in upgrading aging water systems. Consulting services firms in the Fund that help identify and implement corporate and municipal water efficiency strategies saw rising revenues as businesses and cities sought to reduce waste amid rising water supply risks in many regions. Despite the tailwinds driving the performance of the Fund, constituents did face heightened competition amongst industry peers.

How did the Fund perform since inception?

Total Return Based on $10,000 Investment

Global X Clean Water ETF - $12,863
MSCI ACWI Index (Net) (USD) - $13,225
Solactive Global Clean Water Industry Index (NR) (USD) - $13,035
$15,000
$14,000
$13,000
$12,000
$11,000
$10,000
$9,000
$8,000
Apr/21
Nov/21
Nov/22
Nov/23
Nov/24

	Global X Clean Water ETF - $12863	MSCI ACWI Index (Net) (USD) - $13225	Solactive Global Clean Water Industry Index (NR) (USD) - $13035
Apr/21	$10000	$10000	$10000
Nov/21	$11152	$10592	$11174
Nov/22	$9683	$9362	$9732
Nov/23	$10603	$10486	$10690
Nov/24	$12863	$13225	$13035

Average Annual Total Returns as of November 30, 2024

Fund/Index Name	1 Year	Annualized Since Inception
Global X Clean Water ETF	21.31%	7.14%
MSCI ACWI Index (Net) (USD)	26.12%	7.96%
Solactive Global Clean Water Industry Index (NR) (USD)	21.94%	7.53%

Since its inception on April 8, 2021. The line graph represents historical performance of a hypothetical investment of $10,000 in the Fund since inception. Returns shown are total returns, which assume the reinvestment of dividends and capital gains. The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares. Past performance is not indicative of future performance.Call 1-888-493-8631 or visit https://www.globalxetfs.com/funds/aqwa for current month-end performance.

Key Fund Statistics as of November 30, 2024

Total Net Assets	Number of Portfolio Holdings	Total Advisory Fees Paid	Portfolio Turnover Rate
$10,687,200	40	$49,972	10.48%

What did the Fund invest in?

Country WeightingsFootnote Reference*

Value	Value
Saudi Arabia	0.3%
Malaysia	0.3%
Singapore	0.8%
South Korea	1.2%
Japan	3.0%
China	4.3%
Brazil	4.5%
United Kingdom	9.1%
United States	76.2%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Top Ten Holdings

Holding Name	Percentage of Total Net Assets
Pentair PLC	8.5%
Ferguson Enterprises	8.3%
Ecolab	7.7%
American Water Works	7.5%
Xylem	7.3%
United Utilities Group	4.7%
Essential Utilities	4.5%
Severn Trent	4.5%
Core & Main, Cl A	4.4%
Cia de Saneamento Basico do Estado de Sao Paulo SABESP	4.1%

Material Fund Changes

There were no material changes during the reporting period that are required to be disclosed in this report. For more complete information about other changes to the Fund, you may review the Fund's current prospectus, which is available upon request.

Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, call or visit:

  1-888-493-8631

  https://www.globalxetfs.com/funds/aqwa

Global X Funds

Global X Clean Water ETF: AQWA

Principal Listing Exchange: Nasdaq

Annual Shareholder Report - November 30, 2024

GX-AR-TSR-11.2024-36

Global X Funds

Global X AgTech & Food Innovation ETF

Ticker: KROP

Principal Listing Exchange: Nasdaq

Annual Shareholder Report: November 30, 2024

This annual shareholder report contains important information about the Global X AgTech & Food Innovation ETF (the "Fund") for the period from December 1, 2023 to November 30, 2024. You can find additional information about the Fund at https://www.globalxetfs.com/funds/krop/. You can also request this information by contacting us at 1-888-493-8631.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Global X AgTech & Food Innovation ETF	$51	0.50%

How did the Fund perform in the last year?

The Fund seeks to provide investment results that correspond generally to the price and yield performance, before fees and expenses, of the Solactive AgTech & Food Innovation Index (“Secondary Index”). The Fund is passively managed and the investment adviser does not attempt to take defensive positions in declining markets. The Fund generally seeks to fully replicate the Secondary Index.

The Secondary Index is designed to provide exposure to companies that are positioned to benefit from further advances in the fields of agricultural technology (“AgTech”) and food innovation. Specifically, the Secondary Index will include securities issued by “AgTech & Food Innovation Companies” as defined by Solactive AG, the provider of the Secondary Index.

For the 12-month period ended November 30, 2024 (the “reporting period”), the Fund increased 4.92%, while the Secondary Index increased 5.41%. The Fund had a net asset value of $10.17 per share on November 30, 2023 and ended the reporting period with a net asset value of $10.50 per share on November 30, 2024.

During the reporting period, the highest returns came from Sprouts Farmers Market, Inc. and Kellanova, which returned 258.59% and 58.87%, respectively. The worst performers were NR Instant Produce PCL NVDR and Bioceres Crop Solutions Corp., which returned -66.48% and -41.64%, respectively.

During the reporting period, by sector, the Fund had the highest exposure to Industrials at 36.1% and Materials at 33.3%. By country, the Fund had the highest exposure to the U.S. at 53.5% and Canada at 11.6%.

During the reporting period the Fund recorded positive performance. The Industrials sector contributed significantly to the Fund's returns as companies in this sector experienced increased demand and improved operational efficiency. The Materials sector also played a key role in the Fund's performance, driven by favorable commodity prices and strong global economic growth. Additionally, the Fund's exposure to the United States, which saw robust economic expansion and supportive fiscal policies, further bolstered returns. However, the Fund's performance was partially offset by challenges faced by some companies in adapting to shifting consumer preferences and navigating supply chain disruptions. Overall, the Fund's range of sectors and geographies helped mitigate risks and capture opportunities in the market.

How did the Fund perform since inception?

Total Return Based on $10,000 Investment

Global X AgTech & Food Innovation ETF - $4,290
MSCI ACWI Index (Net) (USD) - $12,537
Solactive AgTech & Food Innovation Index (NR) (USD) - $4,347
$16,000
$14,000
$12,000
$10,000
$8,000
$6,000
$4,000
$2,000
Jul/21
Nov/21
Nov/22
Nov/23
Nov/24

	Global X AgTech & Food Innovation ETF - $4290	MSCI ACWI Index (Net) (USD) - $12537	Solactive AgTech & Food Innovation Index (NR) (USD) - $4347
Jul/21	$10000	$10000	$10000
Nov/21	$7798	$10042	$7809
Nov/22	$6233	$8875	$6268
Nov/23	$4089	$9941	$4123
Nov/24	$4290	$12537	$4347

Average Annual Total Returns as of November 30, 2024

Fund/Index Name	1 Year	Annualized Since Inception
Global X AgTech & Food Innovation ETF	4.92%	-22.10%
MSCI ACWI Index (Net) (USD)	26.12%	6.90%
Solactive AgTech & Food Innovation Index (NR) (USD)	5.41%	-21.80%

Since its inception on July 12, 2021. The line graph represents historical performance of a hypothetical investment of $10,000 in the Fund since inception. Returns shown are total returns, which assume the reinvestment of dividends and capital gains. The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares. Past performance is not indicative of future performance.Call 1-888-493-8631 or visit https://www.globalxetfs.com/funds/krop/ for current month-end performance.

Key Fund Statistics as of November 30, 2024

Total Net Assets	Number of Portfolio Holdings	Total Advisory Fees Paid	Portfolio Turnover Rate
$4,726,170	30	$22,149	21.57%

What did the Fund invest in?

Country WeightingsFootnote Reference*

Value	Value
Philippines	0.3%
Thailand	0.3%
Argentina	1.1%
Germany	2.0%
Australia	3.7%
United Kingdom	4.2%
Japan	11.2%
Canada	11.6%
China	11.9%
United States	53.5%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Top Ten Holdings

Holding Name	Percentage of Total Net Assets
Deere	13.5%
Corteva	12.4%
Nutrien	11.3%
Kubota	11.2%
CNH Industrial	5.2%
AGCO	4.8%
FMC	4.5%
Hebei Yangyuan Zhihui Beverage, Cl A	4.3%
Yuan Longping High-tech Agriculture, Cl A	4.0%
Unilever	3.9%

Material Fund Changes

There were no material changes during the reporting period that are required to be disclosed in this report. For more complete information about other changes to the Fund, you may review the Fund's current prospectus, which is available upon request.

Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, call or visit:

  1-888-493-8631

  https://www.globalxetfs.com/funds/krop/

Global X Funds

Global X AgTech & Food Innovation ETF: KROP

Principal Listing Exchange: Nasdaq

Annual Shareholder Report - November 30, 2024

GX-AR-TSR-11.2024-37

Global X Funds

Global X Blockchain ETF

Ticker: BKCH

Principal Listing Exchange: Nasdaq

Annual Shareholder Report: November 30, 2024

This annual shareholder report contains important information about the Global X Blockchain ETF (the "Fund") for the period from December 1, 2023 to November 30, 2024. You can find additional information about the Fund at https://www.globalxetfs.com/funds/bkch/. You can also request this information by contacting us at 1-888-493-8631.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Global X Blockchain ETF	$84	0.50%

How did the Fund perform in the last year?

The Fund seeks to provide investment results that correspond generally to the price and yield performance, before fees and expenses, of the Solactive Blockchain Index (“Secondary Index”). The Fund is passively managed, and the investment adviser does not attempt to take defensive positions in declining markets. The Fund generally seeks to fully replicate the Secondary Index.

The Secondary Index is designed to provide exposure to companies that are positioned to benefit from further advances in the field of blockchain technology. Specifically, the Secondary Index will include securities issued by “Blockchain Companies” as defined by Solactive AG, the provider of the Secondary Index. “Blockchain Companies” are those companies that derive at least 50% of their revenues, operating income, or assets from the following business activities: (i) digital asset mining; (ii) blockchain & digital asset transactions; (iii) blockchain applications; (iv) blockchain & digital asset hardware; and (v) blockchain & digital asset integration.

For the 12-month period ended November 30, 2024 (the “reporting period”), the Fund increased 136.25%, while the Secondary Index increased 135.46%. The Fund had a net asset value of $30.72 per share on November 30, 2023 and ended the reporting period with a net asset value of $71.18 per share on November 30, 2024.

During the reporting period, the highest returns came from TeraWulf Inc. and Robinhood Markets, Inc. Class A, which returned 580.17% and 326.59%, respectively. The worst performers were Bakkt Holdings, Inc. Class A and Sinohope Technology Holdings Limited, which returned -25.73% and -24.00%, respectively.

During the reporting period the Fund recorded positive performance. The Fund benefited from the continued growth and adoption of blockchain technology across various industries. Additionally, the rise in cryptocurrency prices and trading volumes positively impacted companies involved in digital asset mining and transactions. The Fund's holdings in the Technology sector, which includes companies providing blockchain wallets, blockchain & digital asset integration solutions, blockchain infrastructure and hardware, contributed to the positive performance as businesses sought to integrate blockchain into their operations. Furthermore, regulatory developments and increasing institutional interest in blockchain and digital assets created a favorable environment for the Fund's holdings.

How did the Fund perform since inception?

Total Return Based on $10,000 Investment

Global X Blockchain ETF - $7,673
MSCI ACWI Index (Net) (USD) - $12,537
Solactive Blockchain Index (NR) (USD) - $7,381
$16,000
$14,000
$12,000
$10,000
$8,000
$6,000
$4,000
$2,000
$0
-$2,000
Jul/21
Nov/21
Nov/22
Nov/23
Nov/24

	Global X Blockchain ETF - $7673	MSCI ACWI Index (Net) (USD) - $12537	Solactive Blockchain Index (NR) (USD) - $7381
Jul/21	$10000	$10000	$10000
Nov/21	$12927	$10042	$12922
Nov/22	$1719	$8875	$1686
Nov/23	$3248	$9941	$3135
Nov/24	$7673	$12537	$7381

Average Annual Total Returns as of November 30, 2024

Fund/Index Name	1 Year	Annualized Since Inception
Global X Blockchain ETF	136.25%	-7.52%
MSCI ACWI Index (Net) (USD)	26.12%	6.90%
Solactive Blockchain Index (NR) (USD)	135.46%	-8.57%

Since its inception on July 12, 2021. The line graph represents historical performance of a hypothetical investment of $10,000 in the Fund since inception. Returns shown are total returns, which assume the reinvestment of dividends and capital gains. The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares. Past performance is not indicative of future performance.Call 1-888-493-8631 or visit https://www.globalxetfs.com/funds/bkch/ for current month-end performance.

Key Fund Statistics as of November 30, 2024

Total Net Assets	Number of Portfolio Holdings	Total Advisory Fees Paid	Portfolio Turnover Rate
$226,775,697	30	$740,708	56.38%

What did the Fund invest in?

Asset/Country WeightingsFootnote Reference*

Value	Value
Thailand	0.4%
Germany	1.3%
Japan	1.7%
China	3.4%
Australia	4.7%
Canada	11.1%
Repurchase Agreements	15.0%
United States	77.2%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Top Ten Holdings

Holding Name	Percentage of Total Net Assets
MARA Holdings	13.8%
Coinbase Global, Cl A	12.4%
Core Scientific	11.5%
Riot Platforms	8.5%
Hut 8	6.1%
Cleanspark	4.9%
Iris Energy	4.7%
Galaxy Digital Holdings,	4.5%
Applied Digital	4.0%
TeraWulf	4.0%

Material Fund Changes

There were no material changes during the reporting period that are required to be disclosed in this report. For more complete information about other changes to the Fund, you may review the Fund's current prospectus, which is available upon request.

Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, call or visit:

  1-888-493-8631

  https://www.globalxetfs.com/funds/bkch/

Global X Funds

Global X Blockchain ETF: BKCH

Principal Listing Exchange: Nasdaq

Annual Shareholder Report - November 30, 2024

GX-AR-TSR-11.2024-38

Global X Funds

Global X Hydrogen ETF

Ticker: HYDR

Principal Listing Exchange: Nasdaq

Annual Shareholder Report: November 30, 2024

This annual shareholder report contains important information about the Global X Hydrogen ETF (the "Fund") for the period from December 1, 2023 to November 30, 2024. You can find additional information about the Fund at https://www.globalxetfs.com/funds/hydr/. You can also request this information by contacting us at 1-888-493-8631. This annual shareholder report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Global X Hydrogen ETF	$45	0.50%

How did the Fund perform in the last year?

The Fund seeks to provide investment results that correspond generally to the price and yield performance, before fees and expenses, of the Solactive Global Hydrogen Index (“Secondary Index”). The Fund is passively managed and the investment adviser does not attempt to take defensive positions in declining markets. The Fund generally seeks to fully replicate the Secondary Index.

The Secondary Index is designed to provide exposure to companies that are positioned to benefit from further advances in the field of hydrogen technology, particularly in relation to the development and implementation of hydrogen gas as a renewable fuel source. Specifically, the Secondary Index includes securities issued by “Hydrogen Companies” as defined by Solactive AG, the provider of the Secondary Index. Hydrogen Companies are those companies that derive at least 50% of their revenues, operating income, or assets from the following business activities: (i) hydrogen production; (ii) hydrogen fuel cells; (iii) hydrogen technology; and (iv) hydrogen integration.

For the 12-month period ended November 30, 2024 (the "reporting period"), the Fund decreased 21.60%, while the Secondary Index decreased 21.03%. The Fund had a net asset value of $6.52 per share on November 30, 2023. On June 14, 2024, the Fund effected a reverse stock split at a ratio of 1:5. The reverse stock split increased the price per share of the Fund with a proportionate decrease in the number of shares outstanding. The Fund ended the reporting period with a net asset value of $25.56 on November 30, 2024.

During the reporting period, the highest returns came from Doosan Corporation and Bloom Energy Corporation Class A, which returned 96.47% and 90.10%, respectively. The worst performers were Hyzon Motors Inc. Class A and McPhy Energy SA, which returned -96.92% and -73.32%, respectively.

During the reporting period the Fund recorded negative performance. Regulatory uncertainty around government support and incentives for clean energy created an unfavorable environment for Hydrogen companies in key markets, particularly within the U.S. Slower than anticipated adoption rates of hydrogen technologies in key end markets like transportation also dampened demand. Fluctuations in energy prices, especially natural gas which is a key input in hydrogen production, negatively impacted the cost structures of Hydrogen Production firms. Finally, supply chain disruptions delayed projects for companies involved in Hydrogen Integration and Hydrogen Technology. During the reporting period, by country, the Fund had the highest exposure to the United States at 42.8% and the United Kingdom at 11.7%.

How did the Fund perform since inception?

Total Return Based on $10,000 Investment

Global X Hydrogen ETF - $2,043
MSCI ACWI Index (Net) (USD) - $12,537
Solactive Global Hydrogen Index (NR) (USD) - $2,082
$16,000
$14,000
$12,000
$10,000
$8,000
$6,000
$4,000
$2,000
$0
Jul/21
Nov/21
Nov/22
Nov/23
Nov/24

	Global X Hydrogen ETF - $2043	MSCI ACWI Index (Net) (USD) - $12537	Solactive Global Hydrogen Index (NR) (USD) - $2082
Jul/21	$10000	$10000	$10000
Nov/21	$9736	$10042	$9751
Nov/22	$4903	$8875	$4916
Nov/23	$2605	$9941	$2637
Nov/24	$2043	$12537	$2082

Average Annual Total Returns as of November 30, 2024

Fund/Index Name	1 Year	Annualized Since Inception
Global X Hydrogen ETF	-21.60%	-37.42%
MSCI ACWI Index (Net) (USD)	26.12%	6.90%
Solactive Global Hydrogen Index (NR) (USD)	-21.03%	-37.06%

Since its inception on July 12, 2021. The line graph represents historical performance of a hypothetical investment of $10,000 in the Fund since inception. Returns shown are total returns, which assume the reinvestment of dividends and capital gains. The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares. Past performance is not indicative of future performance.Call 1-888-493-8631 or visit https://www.globalxetfs.com/funds/hydr/ for current month-end performance.

Key Fund Statistics as of November 30, 2024

Total Net Assets	Number of Portfolio Holdings	Total Advisory Fees Paid	Portfolio Turnover Rate
$40,636,541	32	$193,592	36.79%

What did the Fund invest in?

Asset/Country WeightingsFootnote Reference*

Value	Value
Other Countries	0.2%
France	0.3%
Japan	1.6%
China	1.8%
Denmark	3.0%
Germany	3.5%
Sweden	3.6%
Canada	4.8%
United Kingdom	11.7%
Norway	12.2%
South Korea	12.9%
Repurchase Agreements	27.4%
United States	42.8%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Top Ten Holdings

Holding Name	Percentage of Total Net Assets
Bloom Energy, Cl A	19.9%
Plug Power	11.5%
Doosan Fuel Cell	8.9%
NEL	8.6%
FuelCell Energy	7.7%
Ballard Power Systems	4.3%
AFC Energy	4.0%
Iljin Hysolus ltd	3.7%
PowerCell Sweden	3.6%
Ceres Power Holdings	3.6%

Material Fund Changes

This is a summary of certain changes to the Fund since December 1, 2023. For more complete information, you may review the Fund's next prospectus, which we expect to be available by April 1, 2025 at https://www.globalxetfs.com/funds/hydr or upon request at 1-888-493-8631.

On June 14, 2024, the Fund effected a reverse stock split at a ratio of 1:5. The reverse stock split increased the price per share of the Fund with a proportionate decrease in the number of shares outstanding.

Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, call or visit:

  1-888-493-8631

  https://www.globalxetfs.com/funds/hydr/

Global X Funds

Global X Hydrogen ETF: HYDR

Principal Listing Exchange: Nasdaq

Annual Shareholder Report - November 30, 2024

GX-AR-TSR-11.2024-39

Global X Funds

Global X Solar ETF

Ticker: RAYS

Principal Listing Exchange: Nasdaq

Annual Shareholder Report: November 30, 2024

This annual shareholder report contains important information about the Global X Solar ETF (the "Fund") for the period from December 1, 2023 to November 30, 2024. You can find additional information about the Fund at https://www.globalxetfs.com/funds/rays. You can also request this information by contacting us at 1-888-493-8631.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Global X Solar ETF	$47	0.50%

How did the Fund perform in the last year?

The Fund seeks to provide investment results that correspond generally to the price and yield performance, before fees and expenses, of the Solactive Solar Index (“Secondary Index”). The Fund is passively managed, and the investment adviser does not attempt to take defensive positions in declining markets. The Fund generally seeks to fully replicate the Secondary Index.

The Secondary Index is designed to provide exposure to companies that are positioned to benefit from further advances in the field of solar technology. Specifically, the Secondary Index consists of securities issued by “Solar Companies” as defined by Solactive AG, the provider of the Secondary Index. Solar Companies are those companies that derive at least 50% of their revenues from the following business activities: (i) solar energy materials; (ii) solar energy systems & components; (iii) solar power production; (iv) solar technology; (v) solar installation, integration & maintenance.

For the 12-month period ended November 30, 2024 (the “reporting period”), the Fund decreased 12.88%, while the Secondary Index decreased 12.64%. The Fund had a net asset value of $11.71 per share on November 30, 2023 and ended the reporting period with a net asset value of $10.17 per share on November 30, 2024.

During the reporting period, the highest returns came from Ningbo Deye Technology Co., Ltd. Class A and Sineng Electric Co.Ltd. Class A, which returned 92.93% and 78.06%, respectively. The worst performers were Meyer Burger Technology AG and SunPower Corporation, which returned -99.10% and -89.06%, respectively.

During the reporting period, by sector, the Fund had the highest exposure to Information Technology at 55.9%. By country, the Fund had the highest exposure to China at 58.9% and the United States at 31.4%.

During the reporting period the Fund recorded negative performance. Changes to government incentives and policies in key markets weighed on demand by creating a less predictable and less cost-efficient environment, particularly for residential solar in California. Additionally, the industry experienced a slowdown in demand growth within the residential and commercial segments amid economic headwinds and rising interest rates, which dampened performance. Supply chain disruptions also impacted the availability and cost of key materials and components for solar energy systems. Furthermore, increased competition in the industry put downward pressure on pricing and margins for many solar companies, which detracted from the Fund’s performance during the reporting period.

How did the Fund perform since inception?

Total Return Based on $10,000 Investment

Global X Solar ETF - $4,218
MSCI ACWI Index (Net) (USD) - $12,247
Solactive Solar Index (NR) (USD) - $4,282
$16,000
$14,000
$12,000
$10,000
$8,000
$6,000
$4,000
$2,000
Sep/21
Nov/21
Nov/22
Nov/23
Nov/24

	Global X Solar ETF - $4218	MSCI ACWI Index (Net) (USD) - $12247	Solactive Solar Index (NR) (USD) - $4282
Sep/21	$10000	$10000	$10000
Nov/21	$10624	$9809	$10636
Nov/22	$9121	$8669	$9183
Nov/23	$4842	$9711	$4902
Nov/24	$4218	$12247	$4282

Average Annual Total Returns as of November 30, 2024

Fund/Index Name	1 Year	Annualized Since Inception
Global X Solar ETF	-12.88%	-23.45%
MSCI ACWI Index (Net) (USD)	26.12%	6.48%
Solactive Solar Index (NR) (USD)	-12.64%	-23.09%

Since its inception on September 8, 2021. The line graph represents historical performance of a hypothetical investment of $10,000 in the Fund since inception. Returns shown are total returns, which assume the reinvestment of dividends and capital gains. The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares. Past performance is not indicative of future performance.Call 1-888-493-8631 or visit https://www.globalxetfs.com/funds/rays for current month-end performance.

Key Fund Statistics as of November 30, 2024

Total Net Assets	Number of Portfolio Holdings	Total Advisory Fees Paid	Portfolio Turnover Rate
$6,608,040	53	$32,738	32.91%

What did the Fund invest in?

Asset/Country WeightingsFootnote Reference*

Value	Value
Turkey	0.3%
Japan	0.3%
Canada	0.7%
Taiwan	1.2%
Repurchase Agreement	1.5%
South Korea	1.9%
Spain	2.4%
Germany	2.8%
United States	31.4%
China	58.9%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Top Ten Holdings

Holding Name	Percentage of Total Net Assets
Enphase Energy	9.5%
First Solar	8.8%
Ningbo Deye Technology, Cl A	7.8%
Sungrow Power Supply, Cl A	7.4%
LONGi Green Energy Technology, Cl A	7.4%
NEXTracker, Cl A	4.5%
TCL Zhonghuan Renewable Energy Technology, Cl A	3.9%
Sunrun	3.9%
JA Solar Technology, Cl A	3.7%
Shenzhen SC New Energy Technology, Cl A	2.8%

Material Fund Changes

There were no material changes during the reporting period that are required to be disclosed in this report. For more complete information about other changes to the Fund, you may review the Fund's current prospectus, which is available upon request.

Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, call or visit:

  1-888-493-8631

  https://www.globalxetfs.com/funds/rays

Global X Funds

Global X Solar ETF: RAYS

Principal Listing Exchange: Nasdaq

Annual Shareholder Report - November 30, 2024

GX-AR-TSR-11.2024-40

Global X Funds

Global X Wind Energy ETF

Ticker: WNDY

Principal Listing Exchange: Nasdaq

Annual Shareholder Report: November 30, 2024

This annual shareholder report contains important information about the Global X Wind Energy ETF (the "Fund") for the period from December 1, 2023 to November 30, 2024. You can find additional information about the Fund at https://www.globalxetfs.com/funds/wndy/. You can also request this information by contacting us at 1-888-493-8631.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Global X Wind Energy ETF	$49	0.51%

How did the Fund perform in the last year?

The Fund seeks to provide investment results that correspond generally to the price and yield performance, before fees and expenses, of the Solactive Wind Energy Index (“Secondary Index”). The Fund is passively managed and the investment adviser does not attempt to take defensive positions in declining markets. The Fund generally seeks to fully replicate the Secondary Index.

The Secondary Index is designed to provide exposure to companies that are positioned to benefit from further advances in the field of wind energy technology. Specifically, the Secondary Index will include securities issued by “Wind Energy Companies” as defined by Solactive AG, the provider of the Secondary Index (the “Index Provider”). Wind Energy Companies are those companies that derive at least 50% of their revenues from the following business activities: (i) wind energy systems; (ii) wind power production; (iii) wind energy technology; and (iv) wind power integration & maintenance.

For the 12-month period ended November 30, 2024 (the “reporting period”), the Fund decreased 6.53%, while the Secondary Index decreased 6.15%. The Fund had a net asset value of $12.88 per share on November 30, 2023 and ended the reporting period with a net asset value of $11.93 per share on November 30, 2024.

During the reporting period, the highest returns came from Windey Energy Technology Group Co., Ltd Class A and China Datang Corp. Renewable Power Co. Ltd. Class H, which returned 43.19% and 30.46%, respectively. The worst performers were Say Yenilenebilir Enerji Ekipmanlari Sanayi ve Ticaret A.S. and CS BEARING Co., Ltd., which returned -60.82% and -59.52%, respectively.

During the reporting period, by sector, the Fund had the highest exposure to Utilities at 76.5% and Industrials at 49.5%.

During the reporting period the Fund recorded negative performance. The Wind Energy industry faced challenges due to supply chain disruptions that impacted the availability and cost of components like wind turbine blades and towers. Inflationary pressures increased operating expenses for wind energy companies, putting downward pressure on margins. High interest rates made financing new wind energy projects more expensive, slowing growth in the sector. Offshore wind power was particularly impacted by these higher interest rates, which, coupled with rising materials costs, led to delays and cancellations of several projects. Uncertainty around government subsidies and tax credits for renewable energy in some markets also weighed on sentiment for the wind energy industry, which detracted from the Fund's performance.

How did the Fund perform since inception?

Total Return Based on $10,000 Investment

Global X Wind Energy ETF - $4,918
MSCI ACWI Index (Net) (USD) - $12,247
Solactive Wind Energy Index (NR) (USD) - $4,986
$16,000
$14,000
$12,000
$10,000
$8,000
$6,000
$4,000
$2,000
Sep/21
Nov/21
Nov/22
Nov/23
Nov/24

	Global X Wind Energy ETF - $4918	MSCI ACWI Index (Net) (USD) - $12247	Solactive Wind Energy Index (NR) (USD) - $4986
Sep/21	$10000	$10000	$10000
Nov/21	$9573	$9809	$9587
Nov/22	$7104	$8669	$7149
Nov/23	$5262	$9711	$5313
Nov/24	$4918	$12247	$4986

Average Annual Total Returns as of November 30, 2024

Fund/Index Name	1 Year	Annualized Since Inception
Global X Wind Energy ETF	-6.53%	-19.73%
MSCI ACWI Index (Net) (USD)	26.12%	6.48%
Solactive Wind Energy Index (NR) (USD)	-6.15%	-19.38%

Since its inception on September 8, 2021. The line graph represents historical performance of a hypothetical investment of $10,000 in the Fund since inception. Returns shown are total returns, which assume the reinvestment of dividends and capital gains. The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares. Past performance is not indicative of future performance.Call 1-888-493-8631 or visit https://www.globalxetfs.com/funds/wndy/ for current month-end performance.

Key Fund Statistics as of November 30, 2024

Total Net Assets	Number of Portfolio Holdings	Total Advisory Fees Paid	Portfolio Turnover Rate
$2,146,713	26	$12,320	22.82%

What did the Fund invest in?

Asset/Country WeightingsFootnote Reference*

Value	Value
Turkey	0.3%
Repurchase Agreement	1.3%
South Korea	2.5%
India	2.9%
Greece	3.3%
Taiwan	3.3%
Germany	4.5%
Canada	17.1%
Denmark	29.4%
China	36.3%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Top Ten Holdings

Holding Name	Percentage of Total Net Assets
Vestas Wind Systems	12.9%
Orsted	12.4%
Northland Power,	10.0%
Ming Yang Smart Energy Group, Cl A	7.6%
Nordex	4.5%
China Longyuan Power Group, Cl H	4.3%
Cadeler	4.2%
CECEP Wind-Power, Cl A	4.2%
Boralex, Cl A	4.1%
Dajin Heavy Industry, Cl A	3.5%

Material Fund Changes

There were no material changes during the reporting period that are required to be disclosed in this report. For more complete information about other changes to the Fund, you may review the Fund's current prospectus, which is available upon request.

Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, call or visit:

  1-888-493-8631

  https://www.globalxetfs.com/funds/wndy/

Global X Funds

Global X Wind Energy ETF: WNDY

Principal Listing Exchange: Nasdaq

Annual Shareholder Report - November 30, 2024

GX-AR-TSR-11.2024-41

Global X Funds

Global X PropTech ETF

Ticker: PTEC

Principal Listing Exchange: Nasdaq

Annual Shareholder Report: November 30, 2024

This annual shareholder report contains important information about the Global X PropTech ETF (the "Fund") for the period from December 1, 2023 to November 30, 2024. You can find additional information about the Fund at https://www.globalxetfs.com/funds/ptec/. You can also request this information by contacting us at 1-888-493-8631.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Global X PropTech ETF	$59	0.50%

How did the Fund perform in the last year?

The Fund seeks to provide investment results that correspond generally to the price and yield performance, before fees and expenses, of the Global X PropTech Index (“Secondary Index”). The Secondary Index is owned and was developed by Global X Management Company LLC, an affiliate of the Fund and the Fund's investment adviser. The Fund is passively managed, and the investment adviser does not attempt to take defensive positions in declining markets. The Fund generally seeks to fully replicate the Secondary Index.

The Secondary Index is designed to track the performance of property technology companies that are positioned to benefit from technology that optimizes the way people buy, sell, rent, design, construct, manage, and research/market residential and commercial properties.

For the 12-month period ended November 30, 2024 (the “reporting period”), the Fund increased 35.95%, while the Secondary Index increased 36.68%. The Fund had a net asset value of $27.26 per share on November 30, 2023 and ended the reporting period with a net asset value of $36.17 per share on November 30, 2024.

During the reporting period, the highest returns came from Blend Labs, Inc. Class A and Hippo Holdings Inc, which returned 302.36% and 173.52%, respectively. The worst performers were SmartRent Inc Class A and Better Home & Finance Holding Company Class A, which returned -43.45% and -41.15%, respectively.

During the reporting period, by sector, the Fund had the highest exposure to Information Technology at 31.3% and Real Estate at 31.3%. By country, the Fund had the highest exposure to the United States at 68.7%, Germany at 9.7%, and China at 8.9%.

During the reporting period the Fund recorded positive performance. The Fund benefited from its exposure to companies providing software solutions for property management, as demand for digital tools to streamline operations and enhance tenant experiences remained robust. Additionally, the Fund's holdings in online real estate marketplaces performed well, driven by the continued shift towards digital platforms for buying, selling, and renting properties. The Fund also saw positive contributions from real estate data analytics and research services, as market participants increasingly relied on data-driven insights to make informed decisions. Furthermore, the Fund's investments in companies developing innovative construction technologies, such as 3D printing and modular building solutions, added to its performance as the industry sought more efficient and sustainable building methods. Lastly, the Fund benefited from its exposure to companies providing virtual and augmented reality solutions for property visualization and design.

How did the Fund perform since inception?

Total Return Based on $10,000 Investment

Global X PropTech ETF - $14,779
MSCI ACWI Index (Net) (USD) - $13,664
Global X PropTech Index (NR) (USD) - $14,890
$16,000
$15,000
$14,000
$13,000
$12,000
$11,000
$10,000
$9,000
Apr/23
Nov/23
Nov/24

	Global X PropTech ETF - $14779	MSCI ACWI Index (Net) (USD) - $13664	Global X PropTech Index (NR) (USD) - $14890
Apr/23	$10000	$10000	$10000
Nov/23	$10871	$10835	$10894
Nov/24	$14779	$13664	$14890

Average Annual Total Returns as of November 30, 2024

Fund/Index Name	1 Year	Annualized Since Inception
Global X PropTech ETF	35.95%	26.87%
MSCI ACWI Index (Net) (USD)	26.12%	20.95%
Global X PropTech Index (NR) (USD)	36.68%	27.45%

Since its inception on April 11, 2023. The line graph represents historical performance of a hypothetical investment of $10,000 in the Fund since inception. Returns shown are total returns, which assume the reinvestment of dividends and capital gains. The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares. Past performance is not indicative of future performance.Call 1-888-493-8631 or visit https://www.globalxetfs.com/funds/ptec/ for current month-end performance.

Key Fund Statistics as of November 30, 2024

Total Net Assets	Number of Portfolio Holdings	Total Advisory Fees Paid	Portfolio Turnover Rate
$1,808,302	33	$15,420	12.55%

What did the Fund invest in?

Country WeightingsFootnote Reference*

Value	Value
Japan	0.4%
Switzerland	1.8%
Sweden	2.7%
United Kingdom	4.5%
Australia	6.0%
China	8.9%
Germany	9.7%
United States	68.7%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Top Ten Holdings

Holding Name	Percentage of Total Net Assets
Zillow Group, Cl C	10.7%
Guidewire Software	9.3%
KE Holdings ADR	8.6%
Airbnb, Cl A	7.9%
CoStar Group	7.4%
Procore Technologies	5.4%
Scout24	4.7%
Rightmove	4.5%
Resideo Technologies	4.5%
REA Group	4.4%

Material Fund Changes

There were no material changes during the reporting period that are required to be disclosed in this report. For more complete information about other changes to the Fund, you may review the Fund's current prospectus, which is available upon request.

Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, call or visit:

  1-888-493-8631

  https://www.globalxetfs.com/funds/ptec/

Global X Funds

Global X PropTech ETF: PTEC

Principal Listing Exchange: Nasdaq

Annual Shareholder Report - November 30, 2024

GX-AR-TSR-11.2024-42

Global X Funds

Global X Defense Tech ETF

Ticker: SHLD

Principal Listing Exchange: NYSE Arca, Inc.

Annual Shareholder Report: November 30, 2024

This annual shareholder report contains important information about the Global X Defense Tech ETF (the "Fund") for the period from December 1, 2023 to November 30, 2024. You can find additional information about the Fund at https://www.globalxetfs.com/funds/shld/. You can also request this information by contacting us at 1-888-493-8631.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Global X Defense Tech ETF	$61	0.50%

How did the Fund perform in the last year?

The Fund seeks to provide investment results that correspond generally to the price and yield performance, before fees and expenses, of the Global X Defense Tech Index (“Secondary Index”). The Fund is passively managed and the investment adviser does not attempt to take defensive positions in declining markets. The Fund generally seeks to fully replicate the Secondary Index.

The Secondary Index is owned and was developed by Global X Management Company LLC (“Index Provider”), an affiliate of the Fund and the Fund's investment adviser. The Secondary Index is administered and calculated by Mirae Asset Global Indices Pvt. Ltd. (“Index Administrator”), an affiliate of the Index Provider. The Secondary Index is designed to provide exposure to defense technology (“Defense Tech”) companies, as defined by the Index Administrator. “Defense Tech Companies” are those companies that derive their revenues from one or more of the following business activities as determined by the Index Administrator: (i) cybersecurity; (ii) defense technology; and (iii) advanced military systems and hardware.

For the 12-month period ended November 30, 2024 (the “reporting period”), the Fund increased 45.89%, while the Secondary Index increased 46.65%. The Fund had a net asset value of $27.03 per share on November 30, 2023 and ended the reporting period with a net asset value of $39.26 per share on November 30, 2024.

During the reporting period, the highest returns came from Palantir Technologies Inc. Class A and Rheinmetall AG, which returned 234.56% and 120.71%, respectively. The worst performers were Terran Orbital Corp and DroneShield Limited, which returned -69.14% and -32.08%, respectively.

The Fund delivered positive performance during the reporting period, driven by increased government defense and military spending and demand for advanced technologies like AI, cybersecurity, and unmanned systems amid heightened geopolitical tensions. The shift towards data-driven analytics in defense operations further supported the Fund's holdings in the defense communications and electronics space. Additionally, the lack of commercial aerospace exposure coupled with a higher focus in pure-defense holdings also benefitted the Fund. Lastly, the Fund’s considerable information technology exposure also worked in its favor, compared with traditional sector-based strategies. However, supply chain constraints weighed on some holdings.

How did the Fund perform since inception?

Total Return Based on $10,000 Investment

Global X Defense Tech ETF - $15,888
MSCI ACWI Index (Net) (USD) - $12,872
Global X Defense Tech Index (NR) (USD) - $15,990
$17,000
$16,000
$15,000
$14,000
$13,000
$12,000
$11,000
$10,000
$9,000
Sep/23
Nov/23
Nov/24

	Global X Defense Tech ETF - $15888	MSCI ACWI Index (Net) (USD) - $12872	Global X Defense Tech Index (NR) (USD) - $15990
Sep/23	$10000	$10000	$10000
Nov/23	$10890	$10207	$10904
Nov/24	$15888	$12872	$15990

Average Annual Total Returns as of November 30, 2024

Fund/Index Name	1 Year	Annualized Since Inception
Global X Defense Tech ETF	45.89%	46.07%
MSCI ACWI Index (Net) (USD)	26.12%	22.95%
Global X Defense Tech Index (NR) (USD)	46.65%	46.83%

Since its inception on September 11, 2023. The line graph represents historical performance of a hypothetical investment of $10,000 in the Fund since inception. Returns shown are total returns, which assume the reinvestment of dividends and capital gains. The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares. Past performance is not indicative of future performance.Call 1-888-493-8631 or visit https://www.globalxetfs.com/funds/shld/ for current month-end performance.

Key Fund Statistics as of November 30, 2024

Total Net Assets	Number of Portfolio Holdings	Total Advisory Fees Paid	Portfolio Turnover Rate
$766,036,861	37	$1,289,251	14.43%

What did the Fund invest in?

Country WeightingsFootnote Reference*

Value	Value
Japan	0.0%
Australia	0.1%
Turkey	0.4%
Israel	2.2%
Sweden	2.7%
Italy	3.9%
South Korea	4.6%
France	5.4%
Germany	5.7%
United Kingdom	6.8%
United States	67.9%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Top Ten Holdings

Holding Name	Percentage of Total Net Assets
RTX	8.2%
Palantir Technologies, Cl A	8.1%
Northrop Grumman	7.9%
Lockheed Martin	7.9%
General Dynamics	7.9%
Rheinmetall	4.9%
Leidos Holdings	4.6%
L3Harris Technologies	4.5%
BAE Systems	4.3%
BWX Technologies	4.3%

Material Fund Changes

There were no material changes during the reporting period that are required to be disclosed in this report. For more complete information about other changes to the Fund, you may review the Fund's current prospectus, which is available upon request.

Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, call or visit:

  1-888-493-8631

  https://www.globalxetfs.com/funds/shld/

Global X Funds

Global X Defense Tech ETF: SHLD

Principal Listing Exchange: NYSE Arca, Inc.

Annual Shareholder Report - November 30, 2024

GX-AR-TSR-11.2024-43

Global X Funds

Global X Infrastructure Development ex-U.S. ETF

Ticker: IPAV

Principal Listing Exchange: Cboe BZX Exchange, Inc.

Annual Shareholder Report: November 30, 2024

This annual shareholder report contains important information about the Global X Infrastructure Development ex-U.S. ETF (the "Fund") for the period from August 27, 2024 (commencement of operations) to November 30, 2024. You can find additional information about the Fund at https://www.globalxetfs.com/funds/ipav. You can also request this information by contacting us at 1-888-493-8631.

What were the Fund costs for the period?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investmentFootnote Reference*	Costs paid as a percentage of a $10,000 investment
Global X Infrastructure Development ex-U.S. ETF	$14	0.56%
Footnote	Description
Footnote*	Costs shown not annualized. If the Fund had been open for the full fiscal year, costs shown would have been higher for the period ended.

How did the Fund perform in the period?

The Fund seeks to provide investment results that correspond generally to the price and yield performance, before fees and expenses, of the Global X Infrastructure Development ex-U.S. Index ("Secondary Index"). The Secondary Index is owned and was developed by Global X Management Company LLC, an affiliate of the Fund and the Fund's investment adviser. The Fund is passively managed, and the investment adviser does not attempt to take defensive positions in declining markets. The Fund generally seeks to fully replicate the Secondary Index.

The Secondary Index is designed to track the performance of companies involved in infrastructure development for international markets, including developed and emerging markets but excluding the United States. This includes companies involved in engineering and construction services; production of infrastructure raw materials and composites; producers and distributors of heavy construction equipment and products; infrastructure transportation; and manufacturers and/or distributors of smart grid components.

Since inception through November 30, 2024 (the “reporting period”), the Fund decreased 3.42%, while the Secondary Index decreased 3.25%. The Fund had a net asset value of $24.82 per share on August 27, 2024 (the Fund’s date of inception) and ended the reporting period with a net asset value of $23.97 per share on November 30, 2024.

During the reporting period, the highest returns came from China National Building Material Co. Ltd. Class H and Tenaris S.A. Sponsored ADR, which returned 38.71% and 38.31%, respectively. The worst performers were SAMSUNG E&A CO. LTD. and Sterling and Wilson Renewable Energy Limited, which returned -35.24% and -28.47%, respectively.

During the reporting period the Fund recorded negative performance. High interest rates increased the cost of capital, dampening demand for infrastructure development projects. As a result, many Fund constituents faced greater challenges in launching projects and maintaining profitability. The Industrial Services sector faced challenges as infrastructure development projects experienced delays and cost overruns in several emerging markets, weighing on companies involved in engineering and construction services. Oversupply pressures impacted the Materials sector, particularly affecting companies producing raw and composite materials used in construction. Supply-chain disruptions also created uncertainty for infrastructure development in certain regions. Additionally, regulatory changes and environmental concerns led to project cancellations and reevaluations, affecting companies across the Fund's focus areas.

How did the Fund perform since inception?

Total Return Based on $10,000 Investment

Global X Infrastructure Development ex-U.S. ETF - $9,658
MSCI ACWI Index (Net) (USD) - $10,414
Global X Infrastructure Development ex-U.S. Index (NR) (USD) - $9,675
$10,800
$10,600
$10,400
$10,200
$10,000
$9,800
$9,600
$9,400
Aug/24
Aug/24
Sep/24
Oct/24
Nov/24

	Global X Infrastructure Development ex-U.S. ETF - $9658	MSCI ACWI Index (Net) (USD) - $10414	Global X Infrastructure Development ex-U.S. Index (NR) (USD) - $9675
Aug/24	$10000	$10000	$10000
Aug/24	$10012	$10036	$10016
Sep/24	$10282	$10269	$10292
Oct/24	$9637	$10039	$9646
Nov/24	$9658	$10414	$9675

Average Annual Total Returns as of November 30, 2024

Fund/Index Name	Cumulative Since Inception
Global X Infrastructure Development ex-U.S. ETF	-3.42%
MSCI ACWI Index (Net) (USD)	4.14%
Global X Infrastructure Development ex-U.S. Index (NR) (USD)	-3.25%

Since its inception on August 27, 2024. The line graph represents historical performance of a hypothetical investment of $10,000 in the Fund since inception. Returns shown are total returns, which assume the reinvestment of dividends and capital gains. The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares. Past performance is not indicative of future performance.Call 1-888-493-8631 or visit https://www.globalxetfs.com/funds/ipav for current month-end performance.

Key Fund Statistics as of November 30, 2024

Total Net Assets	Number of Portfolio Holdings	Total Advisory Fees Paid	Portfolio Turnover Rate
$2,397,253	100	$3,446	7.99%

What did the Fund invest in?

Country WeightingsFootnote Reference*

Value	Value
Other Countries	13.1%
Taiwan	2.6%
Germany	3.0%
Sweden	3.7%
China	3.7%
Spain	4.5%
South Korea	4.9%
Italy	5.5%
France	6.7%
Canada	7.9%
United States	9.1%
Japan	13.4%
India	21.6%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Top Ten Holdings

Holding Name	Percentage of Total Net Assets
Cellnex Telecom	3.1%
Ferrovial	3.1%
Larsen & Toubro	3.1%
Tata Steel	3.1%
UltraTech Cement	3.1%
Tenaris ADR	3.0%
Canadian Pacific Kansas City	3.0%
Prysmian	3.0%
Canadian National Railway	3.0%
Holcim	3.0%

Material Fund Changes

There were no material changes during the reporting period that are required to be disclosed in this report. For more complete information about other changes to the Fund, you may review the Fund's current prospectus, which is available upon request.

Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, call or visit:

  1-888-493-8631

  https://www.globalxetfs.com/funds/ipav

Global X Funds

Global X Infrastructure Development ex-U.S. ETF: IPAV

Principal Listing Exchange: Cboe BZX Exchange, Inc.

Annual Shareholder Report - November 30, 2024

GX-AR-TSR-11.2024-44

(b) Not applicable.

Item 2.	Code of Ethics.

The registrant has adopted a code of ethics that applies to the registrant’s principal executive officer, principal financial officer, controller or principal accounting officer, and any person who performs a similar function.

Item 3.	Audit Committee Financial Expert.

(a)(1) The registrant’s board of directors has determined that the registrant has at least one audit committee financial expert serving on the audit committee.

(a)(2) The audit committee financial experts are Charles A. Baker and Toai Chin and each is independent as defined in Form N-CSR Item 3(a)(2).

Item 4.	Principal Accountant Fees and Services.

Fees billed by PricewaterhouseCoopers LLP (“PwC”) relate to the registrant.

PWC billed the registrant aggregate fees for services rendered to the registrant for the last two fiscal years as follows:

		2024			2023
		All fees and services to the Trust that were pre- approved	All fees and services to service affiliates that were pre- approved	All other fees and services to service affiliates that did not require pre- approval	All fees and services to the Trust that were pre- approved	All fees and services to service affiliates that were pre- approved	All other fees and services to service affiliates that did not require pre- approval
(a)	Audit Fees	$1,727,672	$0	$0	$1,235,693	$0	$0
(b)	Audit-Related Fees	$0	$0	$0	$0	$0	$0
(c)	Tax Fees(1)	$487,204	$0	$0	$392,972	$0	$0
(d)	All Other Fees	$0	$0	$0	$0	$0	$0

Notes:

(1)	Tax Compliance and excise distribution services.

(e)(1) Not applicable.

(e)(2) Percentage of fees billed applicable to non-audit services pursuant to waiver of pre-approval requirement were as follows (PwC):

	2024	2023
Audit-Related Fees	0%	0%
Tax Fees	0%	0%
All Other Fees	0%	0%

(f) Not applicable.

(g) The aggregate non-audit fees and services billed by PwC for the last two fiscal years were $487,204 and $392,972, respectively.

(h) During the past fiscal year, all non-audit services provided by registrant’s principal accountant to either registrant’s investment adviser or to any entity controlling, controlled by, or under common control with registrant’s investment adviser that provides ongoing services to registrant were pre-approved by the audit committee of registrant’s Board of Trustees.  Included in the audit committee’s pre-approval was the review and consideration as to whether the provision of these non-audit services is compatible with maintaining the principal accountant’s independence.

(i) Not applicable.

(j) Not applicable.

Item 5.	Audit Committee of Listed Registrants.

The registrant has a separately-designated standing Audit Committee, which is composed of the registrant’s Independent Trustees, Charles A. Baker, Toai Chin and Clifford J. Weber.

Item 6.	Investments.

(a) The Schedules of Investments and Consolidated Schedules of Investments are included as part of the financial statements and financial highlights filed under Item 7 of this form.

(b) Not applicable.

Item 7.	Financial Statements and Financial Highlights for Open-End Management Investment Companies.

Financial statements and financial highlights are filed herein.

Global X Millennial Consumer ETF (ticker: MILN)

Global X Aging Population ETF (ticker: AGNG)

Global X Robotics & Artificial Intelligence ETF (ticker: BOTZ)

Global X FinTech ETF (ticker: FINX)

Global X Internet of Things ETF (ticker: SNSR)

Global X U.S. Infrastructure Development ETF (ticker: PAVE)

Global X Autonomous & Electric Vehicles ETF (ticker: DRIV)

Global X Artificial Intelligence & Technology ETF (ticker: AIQ)

Global X Genomics & Biotechnology ETF (ticker: GNOM)

Global X Cloud Computing ETF (ticker: CLOU)

Global X Thematic Growth ETF (ticker: GXTG)

Global X Video Games & Esports ETF (ticker: HERO)

Global X Cybersecurity ETF (ticker: BUG)

Global X Telemedicine & Digital Health ETF (ticker: EDOC)

Global X CleanTech ETF (ticker: CTEC)

Global X Data Center & Digital Infrastructure ETF (ticker: DTCR)

Global X Clean Water ETF (ticker: AQWA)

Global X AgTech & Food Innovation ETF (ticker: KROP)

Global X Blockchain ETF (ticker: BKCH)

Global X Hydrogen ETF (ticker: HYDR)

Global X Solar ETF (ticker: RAYS)

Global X Wind Energy ETF (ticker: WNDY)

Global X PropTech ETF (ticker: PTEC)

Global X Defense Tech ETF (ticker: SHLD)

Global X Infrastructure Development ex-U.S. ETF (ticker: IPAV)

Annual Financials and Other Information Report

November 30, 2024

Table of Contents

Financial Statements (Form N-CSR Item 7)

Shares are bought and sold at market price (not NAV) and are not individually redeemed from a Fund. Shares may only be redeemed directly from a Fund by Authorized Participants, in very large creation/redemption units. Brokerage commissions will reduce returns.

The Funds file their complete schedules of Fund holdings with the Securities and Exchange Commission (the “SEC” or “Commission”) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The Funds’ Form N-PORT is available on the Commission’s website at https://www.sec.gov, and may be reviewed and copied at the Commission’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

A description of the policies and procedures that Global X Funds uses to determine how to vote proxies relating to Fund securities, as well as information relating to how the Funds voted proxies relating to Fund securities during the most recent 12-month period ended June 30, is available (i) without charge, upon request, by calling 1-888-493-8631; and (ii) on the Commission’s website at https://www.sec.gov

Schedule of Investments	November 30, 2024
Global X Millennial Consumer ETF

	Shares	Value
COMMON STOCK — 99.9%
SINGAPORE — 3.9%
Communication Services — 3.9%
Sea ADR *	45,184	$5,141,939

UNITED STATES — 96.0%
Communication Services — 18.7%
Alphabet, Cl A	20,261	3,423,096
Angi, Cl A *	149,011	277,161
Cargurus, Cl A *	13,989	529,064
Cars.com *	19,046	378,444
Match Group *	23,149	757,898
Meta Platforms, Cl A	6,174	3,545,852
Netflix *	5,138	4,556,430
Snap, Cl A *	120,767	1,426,258
Spotify Technology *	10,640	5,074,854
TripAdvisor *	11,857	169,911
Vimeo *	86,608	565,550
Walt Disney	27,570	3,238,648
Yelp, Cl A *	7,986	305,225
ZipRecruiter, Cl A *	28,250	250,295
		24,498,686
Consumer Discretionary — 42.4%
Airbnb, Cl A *	19,526	2,657,684
Amazon.com *	17,086	3,552,009
AutoNation *	3,595	643,110
Booking Holdings	889	4,624,560
Capri Holdings *	10,009	234,311
CarMax *	13,649	1,146,107
Carter’s	4,284	233,778
Carvana, Cl A *	10,080	2,625,034
Chegg *	43,017	90,766
Chipotle Mexican Grill, Cl A *	53,998	3,321,957
Columbia Sportswear	5,152	449,460
Coursera *	24,354	193,614
Designer Brands, Cl A	36,938	183,212
Dick’s Sporting Goods	5,092	1,055,266
DoorDash, Cl A *	22,916	4,135,880
eBay	44,904	2,841,974
Etsy *	10,227	561,053

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	November 30, 2024
Global X Millennial Consumer ETF

	Shares	Value
COMMON STOCK — continued
Consumer Discretionary — continued
Expedia Group *	11,298	$2,085,837
Graham Holdings, Cl B	438	407,831
Home Depot	9,299	3,990,480
Laureate Education, Cl A *	21,840	414,960
Life Time Group Holdings *	22,020	534,425
Lowe’s	13,719	3,737,467
Lululemon Athletica *	9,231	2,960,012
NIKE, Cl B	35,107	2,765,378
Peloton Interactive, Cl A *	86,055	889,809
Perdoceo Education	18,305	502,472
Planet Fitness, Cl A *	7,509	747,521
Skechers USA, Cl A *	11,501	733,994
Starbucks	37,600	3,852,496
Strategic Education	3,173	313,524
Stride *	5,344	571,113
Under Armour, Cl A *	48,282	468,818
VF	33,496	677,624
Victoria’s Secret *	16,964	658,882
Wayfair, Cl A *	8,185	378,474
Xponential Fitness, Cl A *	21,529	328,102
		55,568,994
Consumer Staples — 5.1%
Costco Wholesale	4,410	4,285,991
Maplebear *	23,016	1,005,109
Sprouts Farmers Market *	8,747	1,351,236
		6,642,336
Financials — 11.8%
Block, Cl A *	40,343	3,572,373
Fiserv *	21,031	4,647,010
LendingClub *	39,447	656,398
Nelnet, Cl A	3,405	370,873
PayPal Holdings *	49,087	4,259,279
SLM	18,996	520,110
SoFi Technologies *	84,315	1,383,609
		15,409,652

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	November 30, 2024
Global X Millennial Consumer ETF

	Shares	Value
COMMON STOCK — continued
Health Care — 0.6%
Accolade *	36,949	$142,623
Hims & Hers Health *	22,043	710,226
		852,849
Industrials — 3.0%
Avis Budget Group	3,040	331,573
Lyft, Cl A *	33,746	585,830
Uber Technologies *	42,399	3,051,032
		3,968,435
Information Technology — 5.9%
Apple	18,453	4,379,451
Intuit	5,147	3,302,984
		7,682,435
Real Estate — 8.5%
AvalonBay Communities ‡	12,312	2,897,629
Camden Property Trust ‡	9,250	1,163,650
Centerspace ‡	5,250	380,625
Equity Residential ‡	32,838	2,517,361
Independence Realty Trust ‡	19,698	430,204
Invitation Homes ‡	52,946	1,813,401
UDR ‡	28,465	1,305,405
Zillow Group, Cl A *	7,216	588,320
		11,096,595
TOTAL UNITED STATES		125,719,982
TOTAL COMMON STOCK (Cost $131,982,166)		130,861,921
TOTAL INVESTMENTS — 99.9% (Cost $131,982,166)		$130,861,921

Percentages are based on Net Assets of $131,031,003.

*	Non-income producing security.
‡	Real Estate Investment Trust

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	November 30, 2024
Global X Millennial Consumer ETF

As of November 30, 2024, all of the Fund’s investments were considered Level 1, in accordance with authoritative guidance on fair value measurements and disclosure under U.S. GAAP.

See “Glossary” for abbreviations.

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	November 30, 2024
Global X Aging Population ETF

	Shares	Value
COMMON STOCK — 99.7%
AUSTRALIA — 1.1%
Health Care — 1.1%
Cochlear	3,379	$669,707

BELGIUM — 3.4%
Health Care — 3.2%
UCB	10,075	1,972,350

Real Estate — 0.2%
Aedifica ‡	2,731	167,444

TOTAL BELGIUM		2,139,794
CANADA — 0.7%
Health Care — 0.7%
Chartwell Retirement Residences, Cl Trust Units	18,561	214,092
Sienna Senior Living	17,539	212,700

TOTAL CANADA		426,792
CHINA — 4.0%
Health Care — 4.0%
AK Medical Holdings	248,389	171,093
BeiGene ADR *	4,941	1,062,315
Hansoh Pharmaceutical Group	306,643	760,544
Lifetech Scientific *	746,392	141,959
Luye Pharma Group *	472,624	153,056
Microport Scientific *	219,602	169,607
Venus MedTech Hangzhou, Cl H *(A)	102,940	44,607

TOTAL CHINA		2,503,181
DENMARK — 4.5%
Consumer Discretionary — 0.2%
GN Store Nord *	7,771	148,575

Health Care — 4.3%
Demant *	11,536	439,809
Genmab *	3,413	737,606

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	November 30, 2024
Global X Aging Population ETF

	Shares	Value
COMMON STOCK — continued
Health Care — continued
Novo Nordisk, Cl B	13,712	$1,470,627
		2,648,042
TOTAL DENMARK		2,796,617
GERMANY — 1.1%
Health Care — 1.1%
Fresenius Medical Care	15,158	666,011

ITALY — 0.5%
Health Care — 0.5%
Amplifon	11,660	295,937

JAPAN — 8.1%
Health Care — 8.1%
Astellas Pharma	93,490	972,032
Chugai Pharmaceutical	50,049	2,198,777
Nipro	20,649	189,874
SUNWELS	10,679	63,426
Terumo	77,093	1,566,140

TOTAL JAPAN		4,990,249
NEW ZEALAND — 0.3%
Health Care — 0.3%
Ryman Healthcare *	63,184	173,801

SOUTH KOREA — 2.5%
Health Care — 2.5%
Celltrion	11,224	1,504,525
Dentium	1,801	76,556

TOTAL SOUTH KOREA		1,581,081
SPAIN — 0.8%
Health Care — 0.8%
Pharma Mar	5,746	473,983

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	November 30, 2024
Global X Aging Population ETF

	Shares	Value
COMMON STOCK — continued
SWEDEN — 0.2%
Health Care — 0.2%
Elekta, Cl B	23,276	$138,669

SWITZERLAND — 8.5%
Health Care — 8.5%
Alcon	20,840	1,854,074
Sandoz Group	22,230	1,012,840
Sonova Holding	3,078	1,050,922
Straumann Holding	8,218	1,069,459
Ypsomed Holding	703	285,669

TOTAL SWITZERLAND		5,272,964
UNITED KINGDOM — 3.6%
Health Care — 3.6%
AstraZeneca ADR	24,637	1,665,954
Smith & Nephew	45,171	572,424

TOTAL UNITED KINGDOM		2,238,378
UNITED STATES — 60.4%
Health Care — 52.1%
AbbVie	10,214	1,868,447
ACADIA Pharmaceuticals *	9,776	159,544
agilon health *	31,921	66,715
Agios Pharmaceuticals *	5,559	330,149
Alector *	27,243	70,559
Alphatec Holdings *	12,139	127,217
Amedisys *	1,844	168,560
Amgen	6,337	1,792,547
Blueprint Medicines *	3,149	303,501
Boston Scientific *	24,856	2,253,445
Bristol-Myers Squibb	34,833	2,062,810
Brookdale Senior Living *	25,533	145,027
DaVita *	4,522	751,421
Denali Therapeutics *	8,880	222,000
Dexcom *	12,228	953,662
Edwards Lifesciences *	18,686	1,333,246
Eli Lilly	2,253	1,791,924
Embecta	15,456	321,948

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	November 30, 2024
Global X Aging Population ETF

	Shares	Value
COMMON STOCK — continued
Health Care — continued
Ensign Group	2,912	$425,764
Exact Sciences *	9,372	581,814
Exelixis *	15,584	568,193
Glaukos *	2,543	365,302
Halozyme Therapeutics *	6,535	314,987
Incyte *	11,578	863,603
Insulet *	3,612	963,609
Integer Holdings *	1,721	241,801
Johnson & Johnson	11,499	1,782,460
LivaNova *	3,144	165,060
MannKind *	39,575	268,318
Medtronic PLC	20,823	1,802,022
Merit Medical Systems *	2,981	309,726
National HealthCare	1,895	237,254
Neurocrine Biosciences *	5,129	650,101
Novocure *	12,048	241,442
Regeneron Pharmaceuticals *	1,859	1,394,659
Roche Holding	5,509	1,693,345
Stryker	4,941	1,937,613
Teleflex	2,426	467,854
Theravance Biopharma *	19,038	176,102
United Therapeutics *	2,427	899,179
Zimmer Biomet Holdings	10,581	1,186,130
		32,259,060
Real Estate — 8.3%
LTC Properties ‡	5,290	204,141
National Health Investors ‡	2,889	221,442
Omega Healthcare Investors ‡	12,658	514,041
Sabra Health Care REIT ‡	12,344	231,203
Ventas ‡	20,767	1,330,542
Welltower ‡	18,936	2,616,577
		5,117,946
TOTAL UNITED STATES		37,377,006
TOTAL COMMON STOCK (Cost $60,918,780)		61,744,170

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	November 30, 2024
Global X Aging Population ETF

	Number of Rights	Value
RIGHTS — 0.0%
United States — 0.0%
Radius Health# *(A)	19,104	$—
TOTAL RIGHTS (Cost $–)		—
TOTAL INVESTMENTS — 99.7% (Cost $60,918,780)		$61,744,170

Percentages are based on Net Assets of $61,902,250.

*	Non-income producing security.
‡	Real Estate Investment Trust
#	Expiration date not available.
(A)	Level 3 security in accordance with fair value hierarchy.

The following is a summary of the level of inputs used as of November 30, 2024, in valuing the Fund’s investments carried at value:

Investments in Securities	Level 1	Level 2	Level 3(1)		Total
Common Stock	$61,699,563	$—	$44,607		$61,744,170
Rights	—	—	—	^	—
Total Investments in Securities	$61,699,563	$—	$44,607		$61,744,170

(1) A reconciliation of Level 3 investments and disclosures of significant unobservable inputs are presented when the Fund has a significant amount of Level 3 investments at the end of the period in relation to Net Assets. Management has concluded that Level 3 investments are not material in relation to Net Assets.

^ Includes Securities in which the fair value is $0 or has been rounded to $0.

Amounts designated as “—” are $0 or have been rounded to $0.

See “Glossary” for abbreviations.

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	November 30, 2024
Global X Robotics & Artificial Intelligence ETF

	Shares	Value
COMMON STOCK — 99.6%
CANADA — 1.4%
Industrials — 1.4%
ATS *	1,123,700	$36,805,258

CHINA — 1.7%
Consumer Discretionary — 0.5%
Hesai Group ADR * (A)	1,086,235	8,885,402
Zhixing Automotive Technology Suzhou * (A)	1,241,200	2,985,943
		11,871,345
Health Care — 0.5%
Shanghai MicroPort MedBot Group * (A)	10,827,000	13,565,838

Information Technology — 0.7%
AInnovation Technology Group, Cl H * (A)	6,427,900	4,774,533
RoboSense Technology * (A)	5,515,900	13,297,901
		18,072,434
TOTAL CHINA		43,509,617
FINLAND — 2.1%
Industrials — 2.1%
Cargotec, Cl B	627,743	34,888,240
Kalmar, Cl B *	628,606	21,206,050

TOTAL FINLAND		56,094,290
ISRAEL — 0.1%
Consumer Discretionary — 0.1%
Maytronics	1,243,250	3,074,228

JAPAN — 25.6%
Industrials — 15.5%
Daifuku	4,309,181	89,434,479
FANUC	3,810,017	98,608,623
Hirata	122,060	4,185,565
Shibaura Machine	305,965	7,130,389
SMC	328,539	138,997,690
Yaskawa Electric (A)	2,721,766	71,023,078
		409,379,824

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	November 30, 2024
Global X Robotics & Artificial Intelligence ETF

	Shares	Value
COMMON STOCK — continued
Information Technology — 10.1%
ExaWizards * (A)	961,263	$2,438,600
Keyence	422,376	182,016,677
Omron	2,340,028	74,258,904
PKSHA Technology * (A)	362,405	10,062,449
		268,776,630
TOTAL JAPAN		678,156,454
NORWAY — 1.7%
Industrials — 1.7%
AutoStore Holdings *	38,925,841	43,557,082

SOUTH KOREA — 2.2%
Industrials — 2.2%
Doosan Robotics *	737,033	34,235,144
Rainbow Robotics *	219,912	23,913,588

TOTAL SOUTH KOREA		58,148,732
SWITZERLAND — 10.5%
Health Care — 1.3%
Tecan Group	145,418	34,695,646

Industrials — 9.2%
ABB	4,275,778	244,025,105

TOTAL SWITZERLAND		278,720,751
UNITED KINGDOM — 1.2%
Information Technology — 1.2%
Renishaw	826,882	32,896,608

UNITED STATES — 53.1%
Consumer Discretionary — 0.1%
iRobot * (A)	317,745	2,418,039

Energy — 0.7%
Helix Energy Solutions Group *	1,715,978	18,343,805

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	November 30, 2024
Global X Robotics & Artificial Intelligence ETF

	Shares	Value
COMMON STOCK — continued
Financials — 2.9%
Upstart Holdings *	983,110	$77,459,237

Health Care — 13.5%
Intuitive Surgical *	512,828	277,952,776
Omnicell *	516,377	24,058,004
PROCEPT BioRobotics *	571,996	54,677,098
		356,687,878
Industrials — 5.1%
AeroVironment *	319,077	62,060,476
John Bean Technologies	361,886	45,604,874
Symbotic, Cl A * (A)	1,015,172	27,308,127
		134,973,477
Information Technology — 30.8%
Appian, Cl A *	480,352	18,181,323
C3.ai, Cl A * (A)	1,325,052	49,265,434
Cerence * (A)	472,605	3,480,736
Cognex	1,947,640	77,866,647
Dynatrace *	2,241,905	125,972,642
FARO Technologies *	215,621	5,660,051
NVIDIA	2,500,361	345,674,908
Pegasystems	952,057	90,416,853
PROS Holdings *	532,005	12,326,556
SoundHound AI, Cl A * (A)	2,384,367	22,198,457
UiPath, Cl A *	4,666,551	66,311,690
		817,355,297
TOTAL UNITED STATES		1,407,237,733
TOTAL COMMON STOCK (Cost $2,566,113,684)		2,638,200,753

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	November 30, 2024
Global X Robotics & Artificial Intelligence ETF

	Face Amount	Value
REPURCHASE AGREEMENTS(B) — 2.1%
Bank of America Securities, Inc. 4.590%, dated 11/29/2024, to be repurchased on 12/02/2024, repurchase price $13,237,413 (collateralized by various U.S. Government Obligations, ranging in par value $3,970 - $6,012,618, 1.500% - 7.500%, 02/01/2034 - 11/20/2054, with a total market value of $13,435,097)	$13,232,352	$13,232,352
Deutsche Bank Securities, Inc. 4.570%, dated 11/29/2024, to be repurchased on 12/02/2024, repurchase price $13,237,391 (collateralized by various U.S. Treasury Obligations, ranging in par value $542,281 - $4,993,183, 0.000% - 3.750%, 12/15/2024 - 05/15/2029, with a total market value of $13,429,973)	13,232,352	13,232,352
HSBC Securities USA, Inc. 4.590%, dated 11/29/2024, to be repurchased on 12/02/2024, repurchase price $11,704,743 (collateralized by various U.S. Government Obligations, ranging in par value $1,170 - $6,065,419, 1.730% - 7.000%, 02/01/2031 - 11/01/2054, with a total market value of $11,894,180)	11,700,268	11,700,268
Nomura Securities International, Inc. 4.580%, dated 11/29/2024, to be repurchased on 12/02/2024, repurchase price $13,237,402 (collateralized by various U.S. Government Obligations, ranging in par value $10,311 - $3,057,901, 2.000% - 6.500%, 11/01/2035 - 05/01/2058, with a total market value of $13,442,938)	13,232,352	13,232,352

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	November 30, 2024
Global X Robotics & Artificial Intelligence ETF

	Face Amount	Value
REPURCHASE AGREEMENTS(B) — continued
Santander US Capital Markets LLC 4.650%, dated 11/29/2024, to be repurchased on 12/02/2024, repurchase price $4,905,120 (collateralized by various U.S. Government Obligations, ranging in par value $2,367 - $1,089,604, 0.010% - 6.917%, 05/27/2031 - 09/20/2070, with a total market value of $4,993,926)	$4,903,220	$4,903,220
TOTAL REPURCHASE AGREEMENTS (Cost $56,300,544)		56,300,544
TOTAL INVESTMENTS — 101.7% (Cost $2,622,414,228)		$2,694,501,297

Percentages are based on Net Assets of $2,648,468,039.

*	Non-income producing security.
(A)	This security or a partial position of this security is on loan at November 30, 2024. The total market value of securities on loan at November 30, 2024 was $66,297,043.
(B)	These securities were purchased with cash collateral held from securities on loan. The total value of such securities as of November 30, 2024 was $56,300,544. The total value of non-cash collateral held from securities on loan as of November 30, 2024 was $8,823,252.

A list of the open futures contracts held by the Fund at November 30, 2024, is as follows:

Type of Contract	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation
Long Contracts
NASDAQ 100 Index E-MINI	26	Dec-2024	$10,532,521	$10,916,620	$384,099

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	November 30, 2024
Global X Robotics & Artificial Intelligence ETF

The following is a summary of the level of inputs used as of November 30, 2024, in valuing the Fund’s investments and Other Financial Instruments carried at value:

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$2,635,126,525	$3,074,228	$—	$2,638,200,753
Repurchase Agreements	—	56,300,544	—	56,300,544
Total Investments in Securities	$2,635,126,525	$59,374,772	$—	$2,694,501,297

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Futures Contracts*
Unrealized Appreciation	$384,099	$–	$–	$384,099
Total Other Financial Instruments	$384,099	$–	$–	$384,099

*	Futures contracts are valued at the unrealized appreciation on the instrument.

Amounts designated as “—” are $0 or have been rounded to $0.

See “Glossary” for abbreviations.

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	November 30, 2024
Global X FinTech ETF

	Shares	Value
COMMON STOCK — 100.0%
AUSTRALIA — 1.7%
Financials — 1.4%
HUB24	63,937	$3,139,287
Zip *	826,653	1,841,746
		4,981,033
Information Technology — 0.3%
IRESS *	144,309	873,352

TOTAL AUSTRALIA		5,854,385
BRAZIL — 0.9%
Financials — 0.9%
Pagseguro Digital, Cl A *	159,105	1,167,831
StoneCo, Cl A *	220,165	2,087,164

TOTAL BRAZIL		3,254,995
CANADA — 0.7%
Information Technology — 0.7%
Bitfarms * (A)	234,019	503,141
Hut 8 * (A)	69,464	1,966,613

TOTAL CANADA		2,469,754
CHINA — 0.6%
Financials — 0.5%
Lufax Holding ADR	444,307	1,088,552
OSL Group * (A)	484,500	485,649
		1,574,201
Information Technology — 0.1%
Linklogis, Cl B (A)	1,569,500	338,848

TOTAL CHINA		1,913,049
GERMANY — 0.3%
Financials — 0.3%
Hypoport *	5,376	1,102,694

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	November 30, 2024
Global X FinTech ETF

	Shares	Value
COMMON STOCK — continued
ISRAEL — 0.3%
Information Technology — 0.3%
Sapiens International	42,737	$1,168,002

ITALY — 1.8%
Financials — 1.8%
Nexi *	1,037,148	6,138,824

JAPAN — 0.1%
Financials — 0.1%
WealthNavi * (A)	38,405	347,265

NETHERLANDS — 4.5%
Financials — 4.5%
Adyen *	10,732	15,624,361

NEW ZEALAND — 3.9%
Information Technology — 3.9%
Xero *	119,280	13,508,982

SOUTH KOREA — 0.5%
Financials — 0.5%
Kakaopay *	104,682	1,857,195

SWITZERLAND — 1.1%
Information Technology — 1.1%
Temenos	59,376	3,898,867

UNITED KINGDOM — 2.6%
Financials — 2.6%
Wise, Cl A *	808,876	9,068,047

UNITED STATES — 80.6%
Financials — 57.2%
Affirm Holdings, Cl A *	205,048	14,355,411
Bakkt Holdings, Cl A * (A)	2,953	82,241

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	November 30, 2024
Global X FinTech ETF

	Shares	Value
COMMON STOCK — continued
Financials — continued
Block, Cl A *	213,361	$18,893,117
Cantaloupe *	56,424	512,330
Coinbase Global, Cl A *	62,472	18,504,206
Fidelity National Information Services	245,062	20,903,789
Fiserv *	113,592	25,099,288
Flywire *	93,581	2,125,225
Galaxy Digital Holdings * (A)	83,527	1,527,784
Global Payments	98,048	11,663,790
I3 Verticals, Cl A *	18,025	447,020
Jack Henry & Associates	57,563	10,141,449
Lemonade * (A)	55,237	2,861,829
LendingClub *	87,221	1,451,358
LendingTree *	10,139	448,245
Moneylion *	8,029	736,259
Open Lending, Cl A *	92,840	592,319
Paymentus Holdings, Cl A *	15,924	602,087
Payoneer Global *	285,818	3,118,274
PayPal Holdings *	281,004	24,382,717
Paysafe *	47,834	950,940
Shift4 Payments, Cl A *	44,942	5,126,983
SoFi Technologies *	771,593	12,661,841
Toast, Cl A *	338,897	14,755,575
Upstart Holdings *	68,277	5,379,545
Virtu Financial, Cl A	70,635	2,635,392
		199,959,014
Health Care — 2.0%
HealthEquity *	67,780	6,882,381

Industrials — 4.3%
SS&C Technologies Holdings	195,530	15,122,290

Information Technology — 17.1%
ACI Worldwide *	85,888	4,880,156
BILL Holdings *	83,053	7,493,042
Blend Labs, Cl A *	184,800	944,328
Cipher Mining *	201,174	1,347,866
Guidewire Software *	64,723	13,131,649
Intuit	25,579	16,414,812

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	November 30, 2024
Global X FinTech ETF

	Shares	Value
COMMON STOCK — continued
Information Technology — continued
MARA Holdings *	175,867	$4,822,273
Meridianlink *	60,239	1,406,581
Mitek Systems * (A)	35,356	329,518
nCino *	89,372	3,752,730
Pagaya Technologies, Cl A * (A)	36,292	396,671
Riot Platforms *	161,659	2,044,986
Vertex, Cl A *	47,235	2,562,499
		59,527,111
TOTAL UNITED STATES		281,490,796
URUGUAY — 0.4%
Financials — 0.4%
Dlocal, Cl A * (A)	128,062	1,465,029

TOTAL COMMON STOCK (Cost $386,079,570)		349,162,245

	Face Amount
REPURCHASE AGREEMENTS(B) — 1.6%
Bank of America Securities, Inc. 4.590%, dated 11/29/2024, to be repurchased on 12/02/2024, repurchase price $1,347,585 (collateralized by various U.S. Government Obligations, ranging in par value $404 - $612,092, 1.500% - 7.500%, 02/01/2034 - 11/20/2054, with a total market value of $1,367,710)	$1,347,070	1,347,070
Citigroup Global Markets, Inc. 4.580%, dated 11/29/2024, to be repurchased on 12/02/2024, repurchase price $1,347,584 (collateralized by various U.S. Government Obligations and U.S. Treasury Obligations, ranging in par value $736 - $845,276, 1.500% - 6.500%, 01/01/2035 - 11/20/2054, with a total market value of $1,365,877)	1,347,070	1,347,070

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	November 30, 2024
Global X FinTech ETF

	Face Amount	Value
REPURCHASE AGREEMENTS(B) — continued
Deutsche Bank Securities, Inc. 4.570%, dated 11/29/2024, to be repurchased on 12/02/2024, repurchase price $1,347,583 (collateralized by various U.S. Treasury Obligations, ranging in par value $55,205 - $508,312, 0.000% - 3.750%, 12/15/2024 - 05/15/2029, with a total market value of $1,367,188)	$1,347,070	$1,347,070
HSBC Securities USA, Inc. 4.590%, dated 11/29/2024, to be repurchased on 12/02/2024, repurchase price $343,359 (collateralized by various U.S. Government Obligations, ranging in par value $34 - $177,929, 1.730% - 7.000%, 02/01/2031 - 11/01/2054, with a total market value of $348,916)	343,228	343,228
Nomura Securities International, Inc. 4.580%, dated 11/29/2024, to be repurchased on 12/02/2024, repurchase price $1,347,584 (collateralized by various U.S. Government Obligations, ranging in par value $1,050 - $311,298, 2.000% - 6.500%, 11/01/2035 - 05/01/2058, with a total market value of $1,368,508)	1,347,070	1,347,070
TOTAL REPURCHASE AGREEMENTS (Cost $5,731,508)		5,731,508
TOTAL INVESTMENTS — 101.6% (Cost $391,811,078)		$354,893,753

Percentages are based on Net Assets of $349,456,951.

*	Non-income producing security.
(A)	This security or a partial position of this security is on loan at November 30, 2024. The total market value of securities on loan at November 30, 2024 was $6,092,397.
(B)	These securities were purchased with cash collateral held from securities on loan. The total value of such securities as of November 30, 2024 was $5,731,508. The total value of non-cash collateral held from securities on loan as of November 30, 2024 was $559,973.

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	November 30, 2024
Global X FinTech ETF

The following is a summary of the level of inputs used as of November 30, 2024, in valuing the Fund’s investments carried at value:

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$349,162,245	$—	$—	$349,162,245
Repurchase Agreements	—	5,731,508	—	5,731,508
Total Investments in Securities	$349,162,245	$5,731,508	$—	$354,893,753

Amounts designated as “—” are $0 or have been rounded to $0.

See “Glossary” for abbreviations.

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	November 30, 2024
Global X Internet of Things ETF

	Shares	Value
COMMON STOCK — 99.9%
AUSTRIA — 0.8%
Information Technology — 0.8%
ams-OSRAM *	97,044	$625,003
Kontron (A)	64,309	1,164,204
TOTAL AUSTRIA		1,789,207
CANADA — 0.3%
Information Technology — 0.3%
BlackBerry * (A)	248,176	637,812

CHINA — 1.8%
Information Technology — 1.8%
NXP Semiconductors	18,663	4,280,732

FRANCE — 1.2%
Industrials — 1.2%
Legrand	29,671	2,973,399

JAPAN — 5.1%
Communication Services — 0.2%
Soracom * (A)	76,325	545,814
Information Technology — 4.9%
Nippon Ceramic	38,091	666,786
Renesas Electronics	853,036	11,152,486
		11,819,272
TOTAL JAPAN		12,365,086
NORWAY — 0.7%
Information Technology — 0.7%
Nordic Semiconductor *	187,585	1,678,886

SINGAPORE — 3.3%
Information Technology — 3.3%
STMicroelectronics	309,800	7,941,408

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	November 30, 2024
Global X Internet of Things ETF

	Shares	Value
COMMON STOCK — continued
SWITZERLAND — 3.2%
Industrials — 2.4%
ABB	100,817	$5,753,779

Information Technology — 0.8%
Landis+Gyr Group	28,189	2,047,782

TOTAL SWITZERLAND		7,801,561
TAIWAN — 8.6%
Information Technology — 8.6%
Advantech	835,983	8,634,433
eMemory Technology	73,032	6,553,837
MediaTek	129,080	4,987,083
Sercomm	163,850	549,815

TOTAL TAIWAN		20,725,168
UNITED KINGDOM — 0.5%
Information Technology — 0.5%
Spirent Communications *	525,611	1,144,419

UNITED STATES — 74.4%
Communication Services — 0.7%
Globalstar *	441,205	860,349
Iridium Communications	23,890	710,011
		1,570,360
Consumer Discretionary — 11.7%
ADT	845,920	6,445,910
Garmin	101,866	21,656,712
		28,102,622
Health Care — 3.9%
Dexcom *	121,537	9,478,671

Industrials — 13.5%
Emerson Electric	43,595	5,780,697
Honeywell International	23,463	5,465,236
Johnson Controls International	78,652	6,595,757
Resideo Technologies *	30,934	840,786

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	November 30, 2024
Global X Internet of Things ETF

	Shares	Value
COMMON STOCK — continued
Industrials — continued
Rockwell Automation	12,896	$3,806,125
Schneider Electric	20,523	5,278,204
Sensata Technologies Holding	147,640	4,745,150
		32,511,955
Information Technology — 44.6%
Alarm.com Holdings *	48,691	3,171,732
Ambarella *	39,212	2,805,619
Analog Devices	24,278	5,293,818
Arlo Technologies *	91,998	1,032,218
Badger Meter	28,637	6,209,074
Belden	40,080	4,905,792
Cisco Systems	96,344	5,704,528
Digi International *	35,138	1,167,284
GLOBALFOUNDRIES * (A)	61,517	2,660,610
Impinj *	26,524	5,098,178
InterDigital	24,867	4,872,937
International Business Machines	25,184	5,727,094
Itron *	44,449	5,268,540
Lattice Semiconductor *	134,179	7,614,658
NETGEAR *	46,061	1,133,101
PTC *	13,438	2,688,406
Qorvo *	10,838	748,364
QUALCOMM	29,555	4,685,354
Rambus *	105,146	6,078,490
Samsara, Cl A *	184,332	9,859,919
Semtech *	32,879	2,105,571
Silicon Laboratories *	31,098	3,440,994
Skyworks Solutions	133,353	11,680,389
SmartRent, Cl A *	238,768	422,619
Synaptics *	38,294	3,072,711
		107,448,000
TOTAL UNITED STATES		179,111,608
TOTAL COMMON STOCK (Cost $209,094,803)		240,449,286

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	November 30, 2024
Global X Internet of Things ETF

	Face Amount	Value
REPURCHASE AGREEMENTS(B) — 1.1%
Bank of America Securities, Inc. 4.590%, dated 11/29/2024, to be repurchased on 12/02/2024, repurchase price $629,839 (collateralized by various U.S. Government Obligations, ranging in par value $189 - $286,082, 1.500% - 7.500%, 02/01/2034 - 11/20/2054, with a total market value of $639,245)	$629,598	$629,598
Citigroup Global Markets, Inc. 4.580%, dated 11/29/2024, to be repurchased on 12/02/2024, repurchase price $629,838 (collateralized by various U.S. Government Obligations and U.S. Treasury Obligations, ranging in par value $344 - $395,068, 1.500% - 6.500%, 01/01/2035 - 11/20/2054, with a total market value of $638,388)	629,598	629,598
Deutsche Bank Securities, Inc. 4.570%, dated 11/29/2024, to be repurchased on 12/02/2024, repurchase price $629,838 (collateralized by various U.S. Treasury Obligations, ranging in par value $25,802 - $237,577, 0.000% - 3.750%, 12/15/2024 - 05/15/2029, with a total market value of $639,001)	629,598	629,598
HSBC Securities USA, Inc. 4.590%, dated 11/29/2024, to be repurchased on 12/02/2024, repurchase price $160,467 (collateralized by various U.S. Government Obligations, ranging in par value $16 - $83,154, 1.730% - 7.000%, 02/01/2031 - 11/01/2054, with a total market value of $163,064)	160,406	160,406

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	November 30, 2024
Global X Internet of Things ETF

	Face Amount	Value
REPURCHASE AGREEMENTS(B) — continued
Nomura Securities International, Inc. 4.580%, dated 11/29/2024, to be repurchased on 12/02/2024, repurchase price $629,838 (collateralized by various U.S. Government Obligations, ranging in par value $491 - $145,496, 2.000% - 6.500%, 11/01/2035 - 05/01/2058, with a total market value of $639,618)	$629,598	$629,598
TOTAL REPURCHASE AGREEMENTS (Cost $2,678,798)		2,678,798
TOTAL INVESTMENTS — 101.0% (Cost $211,773,601)		$243,128,084

Percentages are based on Net Assets of $240,722,134.

*	Non-income producing security.
(A)	This security or a partial position of this security is on loan at November 30, 2024. The total market value of securities on loan at November 30, 2024 was $2,616,946.
(B)	These securities were purchased with cash collateral held from securities on loan. The total value of such securities as of November 30, 2024 was $2,678,798. The total value of non-cash collateral held from securities on loan as of November 30, 2024 was $0.

The following is a summary of the level of inputs used as of November 30, 2024, in valuing the Fund’s investments carried at value:

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$240,449,286	$—	$—	$240,449,286
Repurchase Agreements	—	2,678,798	—	2,678,798
Total Investments in Securities	$240,449,286	$2,678,798	$—	$243,128,084

Amounts designated as “—” are $0 or have been rounded to $0.

See “Glossary” for abbreviations.

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	November 30, 2024
Global X U.S. Infrastructure Development ETF

	Shares	Value
COMMON STOCK — 99.9%
Industrials — 74.8%
Acuity Brands	201,780	$64,708,828
Advanced Drainage Systems	510,427	69,055,669
AECOM	890,529	104,165,177
Amentum Holdings *	823,626	20,055,293
Arcosa	317,978	34,545,130
Argan	496,538	77,430,136
Astec Industries	621,777	24,006,810
Atkore	240,953	22,724,277
Builders FirstSource *	807,503	150,575,084
Carlisle	318,714	145,556,684
Columbus McKinnon	578,443	22,727,025
Construction Partners, Cl A *	522,190	53,059,726
Crane	372,297	67,787,838
CSW Industrials	102,390	43,248,512
CSX	6,255,349	228,633,006
Custom Truck One Source *	3,442,399	20,585,546
Deere	563,326	262,453,583
DNOW *	2,205,353	33,190,563
DXP Enterprises *	675,844	49,519,090
Dycom Industries *	191,219	34,641,234
Eaton PLC	897,015	336,757,371
EMCOR Group	307,830	157,030,240
Emerson Electric	2,278,297	302,102,182
Everus Construction Group *	332,601	21,173,380
Exponent	330,561	32,629,676
Fastenal	3,139,575	262,342,887
Fortive	2,300,344	182,486,289
Gibraltar Industries *	271,493	19,666,953
Gorman-Rupp	654,866	27,897,292
Graco	1,105,318	100,672,363
Granite Construction	482,501	47,946,124
Greenbrier	474,722	32,281,096
H&E Equipment Services	427,197	25,520,749
Herc Holdings	184,577	42,821,864
Howmet Aerospace	2,694,584	318,984,854
Hubbell, Cl B	351,093	161,534,378
IDEX	495,103	114,185,605
Insteel Industries	638,223	18,814,814
Jacobs Solutions	827,116	116,813,593

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	November 30, 2024
Global X U.S. Infrastructure Development ETF

	Shares	Value
COMMON STOCK — continued
Industrials — continued
Lincoln Electric Holdings	374,770	$81,879,750
MasTec *	516,267	74,373,424
MRC Global *	2,097,025	29,295,439
Mueller Industries	743,704	60,068,972
Mueller Water Products, Cl A	1,528,448	38,272,338
MYR Group *	157,292	24,836,407
Norfolk Southern	903,531	249,239,026
Northwest Pipe *	761,052	42,668,380
Parker-Hannifin	465,203	326,991,189
Pentair PLC	1,082,339	117,964,128
Powell Industries	278,551	74,478,966
Primoris Services	672,674	56,309,541
Quanta Services	950,834	327,581,330
RBC Bearings *	189,936	63,649,453
Regal Rexnord	434,505	75,043,359
Rockwell Automation	717,368	211,723,992
SPX Technologies *	299,174	52,786,261
Sterling Infrastructure *	303,232	58,963,462
Terex	437,428	23,966,680
Tetra Tech	1,744,109	72,397,965
Titan Machinery *	805,465	12,444,434
TopBuild *	208,186	81,325,779
Trane Technologies PLC	862,037	358,797,040
Trinity Industries	850,283	32,055,669
Tutor Perini *	2,572,769	69,927,861
Union Pacific	896,869	219,427,970
United Rentals	377,551	326,959,166
Valmont Industries	136,836	47,599,771
Wabash National	858,434	17,022,746
WESCO International	334,673	70,806,767
Woodward	393,542	70,963,493
Zurn Elkay Water Solutions	1,132,901	45,112,118
		7,265,263,797
Information Technology — 2.1%
Badger Meter	191,273	41,471,812
Calix *	490,788	15,965,334
Crane NXT	369,896	23,185,081
Trimble *	1,628,868	118,858,498
		199,480,725

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	November 30, 2024
Global X U.S. Infrastructure Development ETF

	Shares	Value
COMMON STOCK — continued
Materials — 19.8%
Alcoa	1,163,980	$54,043,591
ATI *	836,187	50,313,372
Carpenter Technology	324,362	62,939,202
Century Aluminum *	1,929,453	44,049,412
Cleveland-Cliffs *	3,311,049	41,222,560
Commercial Metals	763,040	47,071,938
Eagle Materials	227,773	70,363,635
Knife River *	368,223	38,111,080
Louisiana-Pacific	472,567	55,857,419
Martin Marietta Materials	436,250	261,750,000
Materion	182,775	21,132,446
Metallus *	1,068,798	17,816,863
Minerals Technologies	328,335	26,782,286
Nucor	1,270,925	196,599,388
Reliance	376,368	120,904,456
RPM International	843,887	117,114,638
Ryerson Holding	653,358	16,791,301
Steel Dynamics	1,059,337	153,889,886
Summit Materials, Cl A *	779,323	39,698,714
United States Lime & Minerals	477,409	73,043,577
United States Steel	1,462,200	59,613,894
Vulcan Materials	869,649	250,571,966
Westlake	838,945	107,720,538
		1,927,402,162
Utilities — 3.2%
MDU Resources Group	1,327,463	26,602,358
Sempra	3,042,656	285,005,588
		311,607,946
TOTAL COMMON STOCK (Cost $6,930,005,889)		9,703,754,630
TOTAL INVESTMENTS — 99.9% (Cost $6,930,005,889)		$9,703,754,630

Percentages are based on Net Assets of $9,715,853,492.

*	Non-income producing security.

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	November 30, 2024
Global X U.S. Infrastructure Development ETF

A list of the open futures contracts held by the Fund at November 30, 2024, is as follows:

Type of Contract	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation
Long Contracts
Russell 2000 Index E-MINI	85	Dec-2024	$10,238,259	$10,389,550	$151,291

The following is a summary of the level of inputs used as of November 30, 2024, in valuing the Fund’s investments and Other Financial Instruments carried at value:

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$9,703,754,630	$—	$—	$9,703,754,630
Total Investments in Securities	$9,703,754,630	$—	$—	$9,703,754,630

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Futures Contracts*
Unrealized Appreciation	$151,291	$–	$–	$151,291
Total Other Financial Instruments	$151,291	$–	$–	$151,291

*	Futures contracts are valued at the unrealized appreciation on the instrument.

Amounts designated as “—” are $0 or have been rounded to $0.

See “Glossary” for abbreviations.

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	November 30, 2024
Global X Autonomous & Electric Vehicles ETF

	Shares	Value
COMMON STOCK — 98.7%
ARGENTINA — 1.6%
Materials — 1.6%
Arcadium Lithium *	1,300,234	$6,826,228

AUSTRALIA — 2.5%
Materials — 2.5%
IGO	1,133,363	3,580,891
Liontown Resources * (A)	6,881,982	3,272,779
Pilbara Minerals * (A)	2,308,306	3,593,946

TOTAL AUSTRALIA		10,447,616
CANADA — 3.3%
Industrials — 0.7%
Ballard Power Systems * (A)	1,763,327	2,627,357

Information Technology — 1.1%
BlackBerry * (A)	1,818,731	4,674,139

Materials — 1.5%
Lithium Americas * (A)	1,567,908	6,282,158

TOTAL CANADA		13,583,654
CHILE — 2.1%
Materials — 2.1%
Lundin Mining	420,572	4,127,172
Sociedad Quimica y Minera de Chile ADR (A)	114,326	4,396,978

TOTAL CHILE		8,524,150
CHINA — 10.8%
Communication Services — 1.3%
Baidu ADR * (A)	60,975	5,185,924

Consumer Discretionary — 5.6%
Geely Automobile Holdings	4,510,300	8,033,458
Nexteer Automotive Group (A)	9,633,700	3,553,112
NIO ADR * (A)	1,055,966	4,730,728

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	November 30, 2024
Global X Autonomous & Electric Vehicles ETF

	Shares	Value
COMMON STOCK — continued
Consumer Discretionary — continued
XPeng ADR, Cl A * (A)	568,415	$6,849,401
		23,166,699
Information Technology — 2.3%
indie Semiconductor, Cl A * (A)	628,678	3,287,986
NXP Semiconductors	27,488	6,304,922
		9,592,908
Materials — 1.6%
Ganfeng Lithium Group, Cl H (A)	2,082,633	6,731,078

TOTAL CHINA		44,676,609
FRANCE — 1.7%
Consumer Discretionary — 1.7%
Forvia	371,940	3,156,888
Renault	89,884	3,847,736

TOTAL FRANCE		7,004,624
GERMANY — 2.6%
Consumer Discretionary — 1.2%
Continental	75,444	4,943,594

Information Technology — 1.4%
Infineon Technologies	173,842	5,658,004

TOTAL GERMANY		10,601,598
ISRAEL — 0.7%
Consumer Discretionary — 0.7%
Mobileye Global, Cl A * (A)	169,252	3,054,999

JAPAN — 12.4%
Consumer Discretionary — 6.8%
Denso	354,418	5,024,176
Honda Motor	599,128	5,152,138
Koito Manufacturing	318,312	4,128,720
Nissan Motor (A)	1,360,710	3,251,715

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	November 30, 2024
Global X Autonomous & Electric Vehicles ETF

	Shares	Value
COMMON STOCK — continued
Consumer Discretionary — continued
Toyota Motor	634,538	$10,780,196
		28,336,945
Industrials — 3.4%
GS Yuasa	246,249	4,225,347
Hitachi	391,770	9,784,794
		14,010,141
Materials — 2.2%
Denka	331,092	4,675,874
Tokai Carbon (A)	750,086	4,526,936
		9,202,810
TOTAL JAPAN		51,549,896
LUXEMBOURG — 1.1%
Materials — 1.1%
APERAM	160,988	4,618,167

NETHERLANDS — 1.1%
Information Technology — 1.1%
TomTom * (A)	811,016	4,518,541

SINGAPORE — 0.8%
Information Technology — 0.8%
STMicroelectronics	133,657	3,426,161

SOUTH KOREA — 4.2%
Consumer Discretionary — 2.1%
Hyundai Motor	29,416	4,607,287
Kia	62,404	4,155,645
		8,762,932
Industrials — 1.3%
LG Energy Solution *	19,056	5,211,185

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	November 30, 2024
Global X Autonomous & Electric Vehicles ETF

	Shares	Value
COMMON STOCK — continued
Information Technology — 0.8%
Samsung SDI	18,831	$3,435,353

TOTAL SOUTH KOREA		17,409,470
TAIWAN — 1.6%
Industrials — 1.6%
Advanced Energy Solution Holding	250,200	6,778,192

UNITED KINGDOM — 0.9%
Materials — 0.9%
Johnson Matthey	213,954	3,695,754

UNITED STATES — 51.3%
Communication Services — 2.9%
Alphabet, Cl A	70,907	11,979,738

Consumer Discretionary — 15.0%
American Axle & Manufacturing Holdings *	632,134	4,178,406
Aptiv PLC *	74,387	4,130,710
Ford Motor	492,351	5,479,867
General Motors	142,592	7,926,689
Gentherm *	88,411	3,722,103
Lear	40,323	3,945,202
Lucid Group * (A)	1,280,935	2,792,438
Luminar Technologies, Cl A * (A)	151,944	1,349,261
QuantumScape, Cl A * (A)	531,656	2,780,561
Stellantis	313,026	4,144,630
Tesla *	52,504	18,122,281
Visteon *	41,461	3,871,214
		62,443,362
Industrials — 10.9%
Bloom Energy, Cl A * (A)	314,978	8,646,146
EnerSys	44,105	4,263,189
Honeywell International	50,410	11,742,001
Hyster-Yale	63,889	3,593,118
ITT	36,284	5,664,658
Nikola * (A)	463,272	931,177
Plug Power * (A)	1,416,533	3,173,034

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	November 30, 2024
Global X Autonomous & Electric Vehicles ETF

	Shares	Value
COMMON STOCK — continued
Industrials — continued
Westinghouse Air Brake Technologies	35,236	$7,069,046
		45,082,369
Information Technology — 18.7%
Allegro MicroSystems *	144,197	3,133,401
Ambarella *	71,696	5,129,849
CEVA *	217,868	6,479,394
Coherent *	63,190	6,329,110
Intel *	322,796	7,763,244
Microsoft	29,187	12,359,527
NVIDIA	103,276	14,277,907
ON Semiconductor *	78,155	5,558,384
QUALCOMM	63,560	10,076,167
SiTime *	29,783	6,325,313
		77,432,296
Materials — 3.8%
Albemarle	52,180	5,619,786
ATI *	81,208	4,886,285
Cabot	48,766	5,345,729
		15,851,800
TOTAL UNITED STATES		212,789,565
TOTAL COMMON STOCK (Cost $599,026,538)		409,505,224

PREFERRED STOCK — 1.0%
GERMANY—1.0%
Consumer Discretionary — 1.0%
Volkswagen (B)	47,132	4,018,310
TOTAL PREFERRED STOCK (Cost $10,478,810)		4,018,310

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	November 30, 2024
Global X Autonomous & Electric Vehicles ETF

	Face Amount	Value
REPURCHASE AGREEMENTS(C) — 10.8%
Bank of America Securities, Inc. 4.590%, dated 11/29/2024, to be repurchased on 12/02/2024, repurchase price $10,584,612 (collateralized by various U.S. Government Obligations, ranging in par value $3,174 - $4,807,679, 1.500% - 7.500%, 02/01/2034 - 11/20/2054, with a total market value of $10,742,680)	$10,580,565	$10,580,565
Deutsche Bank Securities, Inc. 4.570%, dated 11/29/2024, to be repurchased on 12/02/2024, repurchase price $10,584,594 (collateralized by various U.S. Treasury Obligations, ranging in par value $433,607 - $3,992,540, 0.000% - 3.750%, 12/15/2024 - 05/15/2029, with a total market value of $10,738,583)	10,580,565	10,580,565
HSBC Securities USA, Inc. 4.590%, dated 11/29/2024, to be repurchased on 12/02/2024, repurchase price $9,359,561 (collateralized by various U.S. Government Obligations, ranging in par value $936 - $4,850,141, 1.730% - 7.000%, 02/01/2031 - 11/01/2054, with a total market value of $9,511,041)	9,355,982	9,355,982
Nomura Securities International, Inc. 4.580%, dated 11/29/2024, to be repurchased on 12/02/2024, repurchase price $10,584,603 (collateralized by various U.S. Government Obligations, ranging in par value $8,244 - $2,445,092, 2.000% - 6.500%, 11/01/2035 - 05/01/2058, with a total market value of $10,748,949)	10,580,565	10,580,565

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	November 30, 2024
Global X Autonomous & Electric Vehicles ETF

	Face Amount	Value
REPURCHASE AGREEMENTS(C) — continued
Santander US Capital Markets LLC 4.650%, dated 11/29/2024, to be repurchased on 12/02/2024, repurchase price $3,922,193 (collateralized by various U.S. Government Obligations, ranging in par value $1,893 - $871,261, 0.010% - 6.917%, 05/27/2031 - 09/20/2070, with a total market value of $3,993,204)	$3,920,674	$3,920,674
TOTAL REPURCHASE AGREEMENTS (Cost $45,018,351)		45,018,351
TOTAL INVESTMENTS — 110.5% (Cost $654,523,699)		$458,541,885

Percentages are based on Net Assets of $415,072,792.

*	Non-income producing security.
(A)	This security or a partial position of this security is on loan at November 30, 2024. The total market value of securities on loan at November 30, 2024 was $49,925,088.
(B)	There is currently no stated interest rate.
(C)	These securities were purchased with cash collateral held from securities on loan. The total value of such securities as of November 30, 2024 was $45,018,351. The total value of non-cash collateral held from securities on loan as of November 30, 2024 was $6,894,601.

The following is a summary of the level of inputs used as of November 30, 2024, in valuing the Fund’s investments carried at value:

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$409,505,224	$—	$—	$409,505,224
Preferred Stock	4,018,310	—	—	4,018,310
Repurchase Agreements	—	45,018,351	—	45,018,351
Total Investments in Securities	$413,523,534	$45,018,351	$—	$458,541,885

Amounts designated as “—” are $0 or have been rounded to $0.

See “Glossary” for abbreviations.

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	November 30, 2024
Global X Artificial Intelligence & Technology ETF

	Shares	Value
COMMON STOCK — 99.8%
BRAZIL — 0.2%
Financials — 0.2%
StoneCo, Cl A *	500,274	$4,742,598

CANADA — 3.7%
Industrials — 1.1%
Thomson Reuters	171,065	27,813,458

Information Technology — 2.6%
Celestica *	117,510	10,016,552
Shopify, Cl A *	458,696	53,025,258
		63,041,810
TOTAL CANADA		90,855,268
CHINA — 9.2%
Communication Services — 3.3%
Baidu ADR * (A)	108,944	9,265,687
Tencent Holdings	1,451,643	74,246,637
		83,512,324
Consumer Discretionary — 5.0%
Alibaba Group Holding ADR	900,526	78,678,957
Meituan, Cl B *	2,089,315	45,295,274
		123,974,231
Information Technology — 0.9%
NXP Semiconductors	96,969	22,241,779

TOTAL CHINA		229,728,334
FINLAND — 0.2%
Information Technology — 0.2%
TietoEVRY	333,122	5,946,157

GERMANY — 3.0%
Industrials — 2.4%
Siemens	303,810	58,773,159

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	November 30, 2024
Global X Artificial Intelligence & Technology ETF

	Shares	Value
COMMON STOCK — continued
Information Technology — 0.6%
Infineon Technologies	493,611	$16,065,467

TOTAL GERMANY		74,838,626
IRELAND — 3.0%
Information Technology — 3.0%
Accenture PLC, Cl A	207,370	75,144,667

ISRAEL — 0.4%
Information Technology — 0.4%
Wix.com *	40,158	8,984,951

ITALY — 0.2%
Health Care — 0.2%
Amplifon	211,141	5,358,863

JAPAN — 2.6%
Consumer Discretionary — 0.3%
Rakuten Group *	1,180,010	6,744,486

Industrials — 0.9%
FANUC	377,693	9,775,229
Fujikura	339,585	12,033,634
		21,808,863
Information Technology — 1.4%
Fujitsu	780,341	14,891,349
NEC	103,309	8,767,009
Socionext	325,889	5,239,265
Toshiba TEC	301,540	7,288,279
		36,185,902
TOTAL JAPAN		64,739,251
NETHERLANDS — 0.6%
Industrials — 0.6%
Wolters Kluwer	94,037	15,687,897

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	November 30, 2024
Global X Artificial Intelligence & Technology ETF

	Shares	Value
COMMON STOCK — continued
SOUTH KOREA — 3.0%
Information Technology — 3.0%
Samsung Electronics	1,132,208	$43,988,154
SK Hynix	276,160	31,653,334

TOTAL SOUTH KOREA		75,641,488
SWEDEN — 0.4%
Information Technology — 0.4%
Telefonaktiebolaget LM Ericsson ADR	1,174,875	9,563,482

SWITZERLAND — 0.3%
Information Technology — 0.3%
Temenos	93,960	6,169,791

TAIWAN — 0.9%
Information Technology — 0.9%
Acer	4,864,000	5,667,654
Advantech	603,257	6,230,728
Alchip Technologies	74,650	5,090,347
Global Unichip	147,865	5,416,967

TOTAL TAIWAN		22,405,696
UNITED STATES — 72.1%
Communication Services — 10.7%
Alphabet, Cl A	377,112	63,713,072
Meta Platforms, Cl A	140,302	80,578,245
Netflix *	106,767	94,682,043
Snap, Cl A *	528,231	6,238,408
Trade Desk, Cl A *	167,938	21,588,430
		266,800,198
Consumer Discretionary — 7.4%
Amazon.com *	367,577	76,415,583
eBay	189,383	11,986,050
Tesla *	278,063	95,976,225
		184,377,858

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	November 30, 2024
Global X Artificial Intelligence & Technology ETF

	Shares	Value
COMMON STOCK — continued
Health Care — 0.6%
GE HealthCare Technologies	172,348	$14,342,800

Industrials — 4.2%
Experian	347,036	16,545,688
Genpact	202,905	9,366,095
Hubbell, Cl B	20,390	9,381,235
Rockwell Automation	43,004	12,692,201
Uber Technologies *	792,605	57,035,856
		105,021,075
Information Technology — 49.2%
Adobe *	125,331	64,662,023
Ambarella *	117,433	8,402,331
Apple	304,442	72,253,220
Broadcom	418,433	67,819,621
C3.ai, Cl A * (A)	239,241	8,894,980
Cadence Design Systems *	103,234	31,673,224
CCC Intelligent Solutions Holdings *	608,905	7,672,203
Cisco Systems	1,478,280	87,528,959
CyberArk Software *	25,658	8,300,620
Datadog, Cl A *	116,949	17,863,960
DocuSign, Cl A *	121,140	9,653,647
DXC Technology *	344,087	7,741,957
Fortinet *	288,359	27,408,523
Hewlett Packard Enterprise	493,580	10,473,768
Informatica, Cl A *	272,901	7,237,335
Intel	1,614,925	38,838,946
International Business Machines	372,289	84,662,241
Micron Technology	420,514	41,189,346
Microsoft	154,070	65,242,482
NVIDIA	559,050	77,288,663
Okta, Cl A *	70,724	5,485,353
Oracle	478,706	88,484,017
Pegasystems	108,219	10,277,558
Procore Technologies *	97,036	7,879,323
QUALCOMM	354,399	56,182,873
Salesforce	267,770	88,361,422
Seagate Technology Holdings	78,950	8,000,004
ServiceNow *	89,550	93,977,352

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	November 30, 2024
Global X Artificial Intelligence & Technology ETF

	Shares	Value
COMMON STOCK — continued
Information Technology — continued
Smartsheet, Cl A *	140,718	$7,873,172
Super Micro Computer *	219,500	7,164,480
Synopsys *	57,996	32,390,186
Teradata *	210,451	6,502,936
Twilio, Cl A *	113,306	11,845,009
UiPath, Cl A *	551,930	7,842,925
Verint Systems *	196,069	4,940,939
Viasat *	392,752	3,664,376
Workday, Cl A *	80,290	20,071,697
Zebra Technologies, Cl A *	20,459	8,326,813
Zscaler *	57,003	11,776,250
		1,225,854,734
TOTAL UNITED STATES		1,796,396,665
TOTAL COMMON STOCK (Cost $2,100,409,239)		2,486,203,734

	Face Amount
REPURCHASE AGREEMENTS(B) — 0.2%
Bank of America Securities, Inc. 4.590%, dated 11/29/2024, to be repurchased on 12/02/2024, repurchase price $1,152,899 (collateralized by various U.S. Government Obligations, ranging in par value $346 - $523,663, 1.500% - 7.500%, 02/01/2034 - 11/20/2054, with a total market value of $1,170,116)	$1,152,458	1,152,458
Daiwa Capital Markets America, Inc. 4.580%, dated 11/29/2024, to be repurchased on 12/02/2024, repurchase price $293,743 (collateralized by various U.S. Government Obligations and U.S. Treasury Obligations, ranging in par value $40 - $57,374, 0.000% - 7.500%, 02/13/2025 - 12/01/2054, with a total market value of $298,391)	293,631	293,631

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	November 30, 2024
Global X Artificial Intelligence & Technology ETF

	Face Amount	Value
REPURCHASE AGREEMENTS(B) — continued
Deutsche Bank Securities, Inc. 4.570%, dated 11/29/2024, to be repurchased on 12/02/2024, repurchase price $1,152,897 (collateralized by various U.S. Treasury Obligations, ranging in par value $47,229 - $434,876, 0.000% - 3.750%, 12/15/2024 - 05/15/2029, with a total market value of $1,169,670)	$1,152,458	$1,152,458
HSBC Securities USA, Inc. 4.590%, dated 11/29/2024, to be repurchased on 12/02/2024, repurchase price $1,152,899 (collateralized by various U.S. Government Obligations, ranging in par value $115 - $597,434, 1.730% - 7.000%, 02/01/2031 - 11/01/2054, with a total market value of $1,171,558)	1,152,458	1,152,458
Nomura Securities International, Inc. 4.580%, dated 11/29/2024, to be repurchased on 12/02/2024, repurchase price $1,152,898 (collateralized by various U.S. Government Obligations, ranging in par value $898 - $266,325, 2.000% - 6.500%, 11/01/2035 - 05/01/2058, with a total market value of $1,170,799)	1,152,458	1,152,458
TOTAL REPURCHASE AGREEMENTS (Cost $4,903,463)		4,903,463
TOTAL INVESTMENTS — 100.0% (Cost $2,105,312,702)		$2,491,107,197

Percentages are based on Net Assets of $2,490,689,554.

*	Non-income producing security.
(A)	This security or a partial position of this security is on loan at November 30, 2024. The total market value of securities on loan at November 30, 2024 was $4,792,740.
(B)	These securities were purchased with cash collateral held from securities on loan. The total value of such securities as of November 30, 2024 was $4,903,463. The total value of non-cash collateral held from securities on loan as of November 30, 2024 was $0.

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	November 30, 2024
Global X Artificial Intelligence & Technology ETF

The following is a summary of the level of inputs used as of November 30, 2024, in valuing the Fund’s investments carried at value:

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$2,486,203,734	$—	$—	$2,486,203,734
Repurchase Agreements	—	4,903,463	—	4,903,463
Total Investments in Securities	$2,486,203,734	$4,903,463	$—	$2,491,107,197

Amounts designated as “—” are $0 or have been rounded to $0.

See “Glossary” for abbreviations.

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	November 30, 2024
Global X Genomics & Biotechnology ETF

	Shares	Value
COMMON STOCK — 99.9%
CHINA — 2.7%
Health Care — 2.7%
Genscript Biotech * (A)	1,542,518	$2,136,894

GERMANY — 4.2%
Health Care — 4.2%
BioNTech ADR *	28,033	3,318,827

NETHERLANDS — 0.5%
Health Care — 0.5%
uniQure *	65,452	390,748

SWITZERLAND — 4.4%
Health Care — 4.4%
CRISPR Therapeutics * (A)	67,632	3,460,730

UNITED STATES — 88.1%
Health Care — 88.1%
10X Genomics, Cl A *	146,738	2,333,134
2seventy bio * (A)	69,956	279,124
Agilent Technologies	23,386	3,226,566
Allogene Therapeutics * (A)	200,937	498,324
Alnylam Pharmaceuticals *	10,551	2,670,142
Arrowhead Pharmaceuticals *	156,177	4,065,287
Avidity Biosciences *	68,525	2,948,631
Beam Therapeutics *	105,555	2,889,040
BioMarin Pharmaceutical *	44,456	2,935,430
Bio-Techne	44,867	3,381,177
CareDx *	72,698	1,784,009
Caribou Biosciences *	119,714	262,174
Editas Medicine, Cl A *	118,628	265,727
Fulgent Genetics *	28,728	525,722
Gilead Sciences	17,832	1,650,887
Illumina *	21,765	3,137,425
Intellia Therapeutics * (A)	146,991	2,295,999
Legend Biotech ADR *	70,786	2,977,967
Lyell Immunopharma *	199,421	188,473
Maravai LifeSciences Holdings, Cl A *	171,403	971,855

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	November 30, 2024
Global X Genomics & Biotechnology ETF

	Shares	Value
COMMON STOCK — continued
Health Care — continued
Moderna *	58,270	$2,509,106
Myriad Genetics *	128,713	2,094,160
Natera *	26,220	4,399,192
Pacific Biosciences of California * (A)	377,973	721,928
Poseida Therapeutics, Cl A *	94,278	877,728
QIAGEN	73,862	3,207,827
REGENXBIO *	64,818	642,995
Rocket Pharmaceuticals *	123,474	1,776,791
Sana Biotechnology * (A)	177,163	492,513
Sangamo Therapeutics *	289,646	654,600
Sarepta Therapeutics *	23,953	3,193,893
Scilex Holding *(B)	226,071	7,275
Ultragenyx Pharmaceutical *	56,885	2,709,433
Veracyte *	95,872	4,117,702
Vertex Pharmaceuticals *	3,309	1,549,042
Verve Therapeutics * (A)	90,897	509,932
Vir Biotechnology *	129,875	1,033,805

TOTAL UNITED STATES		69,785,015
TOTAL COMMON STOCK (Cost $122,172,694)		79,092,214

	Face Amount
REPURCHASE AGREEMENTS(C) — 6.6%
Bank of America Securities, Inc. 4.590%, dated 11/29/2024, to be repurchased on 12/02/2024, repurchase price $1,222,936 (collateralized by various U.S. Government Obligations, ranging in par value $367 - $555,474, 1.500% - 7.500%, 02/01/2034 - 11/20/2054, with a total market value of $1,241,199)	$1,222,468	1,222,468
Citigroup Global Markets, Inc. 4.580%, dated 11/29/2024, to be repurchased on 12/02/2024, repurchase price $1,222,935 (collateralized by various U.S. Government Obligations and U.S. Treasury Obligations, ranging in par value $668 - $767,090, 1.500% - 6.500%, 01/01/2035 - 11/20/2054, with a total market value of $1,239,536)	1,222,468	1,222,468

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	November 30, 2024
Global X Genomics & Biotechnology ETF

	Face Amount	Value
REPURCHASE AGREEMENTS(C) — continued
Deutsche Bank Securities, Inc. 4.570%, dated 11/29/2024, to be repurchased on 12/02/2024, repurchase price $1,222,934 (collateralized by various U.S. Government Obligations and U.S. Treasury Obligations, ranging in par value $50,098 - $461,294, 0.000% - 3.750%, 12/15/2024 - 05/15/2029, with a total market value of $1,240,725)	$1,222,468	$1,222,468
HSBC Securities USA, Inc. 4.590%, dated 11/29/2024, to be repurchased on 12/02/2024, repurchase price $311,581 (collateralized by various U.S. Government Obligations, ranging in par value $31 - $161,462, 1.730% - 7.000%, 02/01/2031 - 11/01/2054, with a total market value of $316,624)	311,462	311,462
Nomura Securities International, Inc. 4.580%, dated 11/29/2024, to be repurchased on 12/02/2024, repurchase price $1,222,935 (collateralized by various U.S. Government Obligations, ranging in par value $953 - $282,504, 2.000% - 6.500%, 11/01/2035 - 05/01/2058, with a total market value of $1,241,923)	1,222,468	1,222,468
TOTAL REPURCHASE AGREEMENTS (Cost $5,201,334)		5,201,334
TOTAL INVESTMENTS — 106.5% (Cost $127,374,028)		$84,293,548

Percentages are based on Net Assets of $79,156,476.

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	November 30, 2024
Global X Genomics & Biotechnology ETF

*	Non-income producing security.
(A)	This security or a partial position of this security is on loan at November 30, 2024. The total market value of securities on loan at November 30, 2024 was $5,077,380.
(B)	Level 3 security in accordance with fair value hierarchy.
(C)	These securities were purchased with cash collateral held from securities on loan. The total value of such securities as of November 30, 2024 was $5,201,334. The total value of non-cash collateral held from securities on loan as of November 30, 2024 was $–.

The following is a summary of the level of inputs used as of November 30, 2024, in valuing the Fund’s investments carried at value:

Investments in Securities	Level 1	Level 2	Level 3(1)	Total
Common Stock	$79,084,939	$—	$7,275	$79,092,214
Repurchase Agreements	—	5,201,334	—	5,201,334
Total Investments in Securities	$79,084,939	$5,201,334	$7,275	$84,293,548

(1) A reconciliation of Level 3 investments and disclosures of significant unobservable inputs are presented when the Fund has a significant amount of Level 3 investments at the end of the period in relation to Net Assets. Management has concluded that Level 3 investments are not material in relation to Net Assets.

Amounts designated as “—” are $0 or have been rounded to $0.

See “Glossary” for abbreviations.

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	November 30, 2024
Global X Cloud Computing ETF

	Shares	Value
COMMON STOCK — 99.9%
CANADA — 5.0%
Information Technology — 5.0%
Shopify, Cl A *	162,314	$18,763,499

CHINA — 1.6%
Consumer Discretionary — 0.3%
Alibaba Group Holding ADR	12,148	1,061,371

Information Technology — 1.3%
Kingsoft Cloud Holdings ADR *	343,772	2,299,834
Vnet Group ADR *	745,151	2,891,186
		5,191,020
TOTAL CHINA		6,252,391
ISRAEL — 4.5%
Information Technology — 4.5%
Wix.com *	75,947	16,992,382

JAPAN — 0.3%
Information Technology — 0.3%
Oracle Japan	9,850	1,004,774

SWEDEN — 1.2%
Information Technology — 1.2%
Sinch *	2,444,538	4,465,334

UNITED STATES — 87.3%
Communication Services — 2.6%
Alphabet, Cl A	29,847	5,042,651
PubMatic, Cl A *	118,797	1,894,812
Vimeo *	451,802	2,950,267
		9,887,730
Consumer Discretionary — 1.9%
Amazon.com *	34,032	7,074,912

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	November 30, 2024
Global X Cloud Computing ETF

	Shares	Value
COMMON STOCK — continued
Health Care — 0.8%
HealthStream	87,810	$2,906,511

Industrials — 3.7%
Paycom Software	60,722	14,082,646

Information Technology — 74.6%
Akamai Technologies *	125,824	11,829,973
Box, Cl A *	399,673	14,024,526
C3.ai, Cl A * (A)	357,716	13,299,881
DigitalOcean Holdings *	266,603	10,152,242
Dropbox, Cl A *	491,048	13,582,388
Fastly, Cl A *	400,379	3,395,214
Five9 *	216,318	8,929,607
Freshworks, Cl A *	645,136	10,315,725
HubSpot *	22,882	16,499,066
International Business Machines	4,684	1,065,188
Microsoft	15,611	6,610,634
Procore Technologies *	193,349	15,699,939
Qualys *	106,465	16,353,024
Salesforce	43,554	14,372,385
ServiceNow *	13,603	14,275,532
Snowflake, Cl A *	110,564	19,326,587
SPS Commerce *	76,944	14,855,578
Twilio, Cl A *	157,402	16,454,805
Workday, Cl A *	54,272	13,567,457
Workiva, Cl A *	148,865	14,477,121
Yext *	369,386	3,051,128
Zoom Video Communications, Cl A *	169,845	14,044,483
Zscaler *	70,213	14,505,304
		280,687,787
Real Estate — 3.7%
Digital Realty Trust ‡	71,209	13,934,889

TOTAL UNITED STATES		328,574,475
TOTAL COMMON STOCK (Cost $455,831,210)		376,052,855

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	November 30, 2024
Global X Cloud Computing ETF

	Shares	Value
SHORT-TERM INVESTMENT(B)(C) — 0.0%
Fidelity Investments Money Market Government Portfolio, Cl Institutional, 4.550% (Cost $15,063)	15,063	$15,063

	Face Amount
REPURCHASE AGREEMENT(C) — 0.0%
RBC Capital Markets 4.500%, dated 11/29/2024, to be repurchased on 12/02/2024, repurchase price $25,779 (collateralized by a U.S. Treasury Obligations, par value $27,391, 0.375%, 12/31/2025, with a total market value of $26,254) (Cost $25,769)	$25,769	25,769
TOTAL INVESTMENTS — 99.9% (Cost $455,872,042)		$376,093,687

Percentages are based on Net Assets of $376,498,010.

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	November 30, 2024
Global X Cloud Computing ETF

*	Non-income producing security.
‡	Real Estate Investment Trust
(A)	This security or a partial position of this security is on loan at November 30, 2024. The total market value of securities on loan at November 30, 2024 was $40,898.
(B)	The rate reported on the Schedule of Investments is the 7-day effective yield as of November 30, 2024.
(C)	These securities were purchased with cash collateral held from securities on loan. The total value of such securities as of November 30, 2024 was $40,832. The total value of non-cash collateral held from securities on loan as of November 30, 2024 was $0.

The following is a summary of the level of inputs used as of November 30, 2024, in valuing the Fund’s investments carried at value:

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$376,052,855	$—	$—	$376,052,855
Short-Term Investment	15,063	—	—	15,063
Repurchase Agreement	—	25,769	—	25,769
Total Investments in Securities	$376,067,918	$25,769	$—	$376,093,687

Amounts designated as “—” are $0 or have been rounded to $0.

See “Glossary” for abbreviations.

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	November 30, 2024
Global X Thematic Growth ETF

	Shares	Value
EXCHANGE TRADED FUNDS — 99.9%
Global X Data Center & Digital Infrastructure ETF(A) (B)	101,631	$1,797,852
Global X Disruptive Materials ETF(A)	115,377	1,823,533
Global X E-commerce ETF(A)	64,637	1,870,595
Global X FinTech ETF(A) (B)	59,097	2,009,298
Global X Genomics & Biotechnology ETF*(A)	138,721	1,503,736
Global X Lithium & Battery Tech ETF(A) (B)	43,352	1,937,834
Global X Renewable Energy Producers ETF(A)	151,511	1,410,567
Global X Solar ETF(A)	160,286	1,641,329
Global X Video Games & Esports ETF (A)	72,390	1,768,488
TOTAL EXCHANGE TRADED FUNDS (Cost $20,940,748)		15,763,232

	Face Amount
REPURCHASE AGREEMENTS(C) — 11.4%
Bank of America Securities, Inc. 4.590%, dated 11/29/2024, to be repurchased on 12/02/2024, repurchase price $424,547 (collateralized by various U.S. Government Obligations, ranging in par value $127 - $192,835, 1.500% - 7.500%, 02/01/2034 - 11/20/2054, with a total market value of $430,887)	$424,385	424,385
Citigroup Global Markets, Inc. 4.580%, dated 11/29/2024, to be repurchased on 12/02/2024, repurchase price $424,547 (collateralized by various U.S. Government Obligations and U.S. Treasury Obligations, ranging in par value $232 - $266,298, 1.500% - 6.500%, 01/01/2035 - 11/20/2054, with a total market value of $430,310)	424,385	424,385
Deutsche Bank Securities, Inc. 4.570%, dated 11/29/2024, to be repurchased on 12/02/2024, repurchase price $424,547 (collateralized by various U.S. Government Obligations and U.S. Treasury Obligations, ranging in par value $17,392 - $160,140, 0.000% - 3.750%, 12/15/2024 - 05/15/2029, with a total market value of $430,723)	424,385	424,385

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	November 30, 2024
Global X Thematic Growth ETF

	Face Amount	Value
REPURCHASE AGREEMENTS(C) — continued
HSBC Securities USA, Inc. 4.590%, dated 11/29/2024, to be repurchased on 12/02/2024, repurchase price $108,300 (collateralized by various U.S. Government Obligations, ranging in par value $11 - $56,121, 1.730% - 7.000%, 02/01/2031 - 11/01/2054, with a total market value of $110,053)	$108,259	$108,259
Nomura Securities International, Inc. 4.580%, dated 11/29/2024, to be repurchased on 12/02/2024, repurchase price $424,547 (collateralized by various U.S. Government Obligations, ranging in par value $331 - $98,072, 2.000% - 6.500%, 11/01/2035 - 05/01/2058, with a total market value of $431,139)	424,385	424,385
TOTAL REPURCHASE AGREEMENTS (Cost $1,805,799)		1,805,799
TOTAL INVESTMENTS — 111.3% (Cost $22,746,547)		$17,569,031

Percentages are based on Net Assets of $15,782,874.

*	Non-income producing security.
(A)	Affiliated investment.
(B)	This security or a partial position of this security is on loan at November 30, 2024. The total market value of securities on loan at November 30, 2024 was $1,767,076.
(C)	These securities were purchased with cash collateral held from securities on loan. The total value of such securities as of November 30, 2024 was $1,805,799. The total value of non-cash collateral held from securities on loan as of November 30, 2024 was $0.

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	November 30, 2024
Global X Thematic Growth ETF

The following is a summary of the level of inputs used as of November 30, 2024, in valuing the Fund’s investments carried at value:

Investments in Securities	Level 1	Level 2	Level 3	Total
Exchange Traded Funds	$15,763,232	$—	$—	$15,763,232
Repurchase Agreements	—	1,805,799	—	1,805,799
Total Investments in Securities	$15,763,232	$1,805,799	$—	$17,569,031

The following is a summary of the Fund’s transactions with affiliates for the year ended November 30, 2024:

Value 11/30/2023		Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Value 11/30/2024	Income	Capital Gains
Global X Cannabis ETF
	$3,042,663	$—	$(2,928,776)	$13,332,421	$(13,446,308)	$—	$98,626	$—
Global X Data Center & Digital Infrastructure ETF
	4,264,049	341,153	(3,332,199)	318,226	206,623	1,797,852	42,759	—
Global X Disruptive Materials ETF
	3,261,090	845,652	(2,651,430)	534,194	(165,973)	1,823,533	35,886	—
Global X E-commerce ETF
	—	1,917,922	(350,993)	287,160	16,506	1,870,595	—	—
Global X FinTech ETF
	4,106,456	363,963	(3,637,569)	2,845,410	(1,668,962)	2,009,298	5,250	167
Global X Genomics & Biotechnology ETF
	3,701,656	312,578	(2,714,082)	1,885,344	(1,681,760)	1,503,736	—	—
Global X Lithium & Battery Tech ETF
	3,189,028	1,119,796	(2,133,097)	471,579	(709,472)	1,937,834	35,480	—
Global X Renewable Energy Producers ETF
	3,671,894	447,258	(2,542,067)	914,778	(1,081,296)	1,410,567	41,978	—
Global X Solar ETF
	3,017,274	918,939	(1,983,192)	69,001	(380,693)	1,641,329	5,867	—
Global X Video Games & Esports ETF
	3,982,988	327,340	(3,023,053)	338,699	142,514	1,768,488	26,808	—
Totals:
	$32,237,098	$6,594,601	$(25,296,458)	$20,996,812	$(18,768,821)	$15,763,232	$292,654	$167

Amounts designated as “—” are $0 or have been rounded to $0.

See “Glossary” for abbreviations.

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	November 30, 2024
Global X Video Games & Esports ETF

	Shares	Value
COMMON STOCK — 99.8%
CHINA — 12.8%
Communication Services — 12.8%
Bilibili ADR *	299,715	$5,745,537
DouYu International Holdings ADR	43,671	499,596
HUYA ADR	105,453	339,559
iDreamSky Technology Holdings * (A)	1,170,500	380,562
NetEase ADR	66,754	5,839,640
XD * (A)	363,900	1,117,671

TOTAL CHINA		13,922,565
FRANCE — 1.6%
Communication Services — 1.6%
Ubisoft Entertainment *	126,638	1,665,920

JAPAN — 28.9%
Communication Services — 28.9%
Capcom	221,701	5,175,508
DeNA (A)	100,240	1,626,894
GungHo Online Entertainment	55,057	1,100,883
Koei Tecmo Holdings	152,205	1,754,282
Konami Group	60,666	5,968,240
MIXI	48,076	899,194
Nexon	284,798	3,903,564
Nintendo	111,034	6,513,364
Square Enix Holdings	113,162	4,544,262

TOTAL JAPAN		31,486,191
POLAND — 3.4%
Communication Services — 3.4%
CD Projekt (A)	89,321	3,674,504

SOUTH KOREA — 14.2%
Communication Services — 14.2%
Com2uSCorp	10,753	376,920
Devsisters *	8,294	182,818
Gravity ADR *	9,518	642,560
Kakao Games *	50,479	656,746
Krafton *	23,252	5,200,261

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	November 30, 2024
Global X Video Games & Esports ETF

	Shares	Value
COMMON STOCK — continued
Communication Services — continued
NCSoft	23,985	$4,083,321
Neowiz	20,461	288,497
Netmarble *	35,607	1,352,762
Nexon Games *	27,271	263,513
Pearl Abyss *	45,389	1,290,043
Wemade *	26,579	866,883
Wemade Max *	41,733	282,398

TOTAL SOUTH KOREA		15,486,722
SWEDEN — 3.8%
Communication Services — 3.8%
Embracer Group, Cl B *	1,022,840	2,695,074
Modern Times Group MTG, Cl B *	123,777	1,042,919
Stillfront Group *	597,112	401,398

TOTAL SWEDEN		4,139,391
TAIWAN — 6.6%
Communication Services — 6.6%
Gamania Digital Entertainment	195,800	520,799
International Games System	209,300	6,185,636
Soft-World International	113,500	450,743

TOTAL TAIWAN		7,157,178
UNITED STATES — 28.5%
Communication Services — 21.4%
Electronic Arts	42,203	6,907,365
Playtika Holding	92,485	778,724
ROBLOX, Cl A *	155,168	7,778,572
Take-Two Interactive Software *	41,403	7,799,497
		23,264,158
Consumer Discretionary — 0.7%
Accel Entertainment, Cl A *	69,040	798,102

Information Technology — 6.4%
Corsair Gaming *	60,203	442,492
Turtle Beach *	19,580	338,930

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	November 30, 2024
Global X Video Games & Esports ETF

	Shares	Value
COMMON STOCK — continued
Information Technology — continued
Unity Software *	257,289	$6,203,238
		6,984,660
TOTAL UNITED STATES		31,046,920
TOTAL COMMON STOCK (Cost $154,861,278)		108,579,391

	Face Amount
U.S. TREASURY OBLIGATION — 2.7%
U.S. Treasury Bills 4.567%, 12/31/24(B)	$3,000,000	2,989,016
TOTAL U.S. TREASURY OBLIGATION (Cost $2,989,382)		2,989,016

REPURCHASE AGREEMENTS(C) — 3.2%
Bank of America Securities, Inc. 4.590%, dated 11/29/2024, to be repurchased on 12/02/2024, repurchase price $824,787 (collateralized by various U.S. Government Obligations, ranging in par value $247 - $374,630, 1.500% - 7.500%, 02/01/2034 - 11/20/2054, with a total market value of $837,105)	824,472	824,472
Citigroup Global Markets, Inc. 4.580%, dated 11/29/2024, to be repurchased on 12/02/2024, repurchase price $824,787 (collateralized by various U.S. Government Obligations and U.S. Treasury Obligations, ranging in par value $451 - $517,350, 1.500% - 6.500%, 01/01/2035 - 11/20/2054, with a total market value of $835,983)	824,472	824,472
Deutsche Bank Securities, Inc. 4.570%, dated 11/29/2024, to be repurchased on 12/02/2024, repurchase price $824,786 (collateralized by various U.S. Government Obligations and U.S. Treasury Obligations, ranging in par value $33,788 - $311,112, 0.000% - 3.750%, 12/15/2024 - 05/15/2029, with a total market value of $836,785)	824,472	824,472

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	November 30, 2024
Global X Video Games & Esports ETF

	Face Amount	Value
REPURCHASE AGREEMENTS(C) — continued
HSBC Securities USA, Inc. 4.590%, dated 11/29/2024, to be repurchased on 12/02/2024, repurchase price $210,124 (collateralized by various U.S. Government Obligations, ranging in par value $21 - $108,887, 1.730% - 7.000%, 02/01/2031 - 11/01/2054, with a total market value of $213,525)	$210,044	$210,044
Nomura Securities International, Inc. 4.580%, dated 11/29/2024, to be repurchased on 12/02/2024, repurchase price $824,787 (collateralized by various U.S. Government Obligations, ranging in par value $642 - $190,530, 2.000% - 6.500%, 11/01/2035 - 05/01/2058, with a total market value of $837,593)	824,472	824,472
TOTAL REPURCHASE AGREEMENTS (Cost $3,507,932)		3,507,932
TOTAL INVESTMENTS — 105.7% (Cost $161,358,592)		$115,076,339

Percentages are based on Net Assets of $108,853,648.

*	Non-income producing security.
(A)	This security or a partial position of this security is on loan at November 30, 2024. The total market value of securities on loan at November 30, 2024 was $4,545,919.
(B)	Interest rate represents the security’s effective yield at the time of purchase.
(C)	These securities were purchased with cash collateral held from securities on loan. The total value of such securities as of November 30, 2024 was $3,507,932. The total value of non-cash collateral held from securities on loan as of November 30, 2024 was $1,186,915.

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	November 30, 2024
Global X Video Games & Esports ETF

The following is a summary of the level of inputs used as of November 30, 2024, in valuing the Fund’s investments carried at value:

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$108,579,391	$—	$—	$108,579,391
U.S. Treasury Obligation	—	2,989,016	—	2,989,016
Repurchase Agreements	—	3,507,932	—	3,507,932
Total Investments in Securities	$108,579,391	$6,496,948	$—	$115,076,339

Amounts designated as “—” are $0 or have been rounded to $0.

See “Glossary” for abbreviations.

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	November 30, 2024
Global X Cybersecurity ETF

	Shares	Value
COMMON STOCK — 99.8%
ISRAEL — 10.0%
Information Technology — 10.0%
Check Point Software Technologies *	257,123	$46,796,386
Radware *	1,482,926	35,234,322

TOTAL ISRAEL		82,030,708
JAPAN — 11.9%
Information Technology — 11.9%
Digital Arts (A)	966,930	38,822,705
Hennge (A) (B)	2,687,287	24,048,432
Trend Micro	630,006	34,519,555

TOTAL JAPAN		97,390,692
SOUTH KOREA — 4.0%
Information Technology — 4.0%
Ahnlab (A)	774,330	33,136,806

UNITED STATES — 73.9%
Information Technology — 73.9%
A10 Networks	2,278,889	38,855,057
Crowdstrike Holdings, Cl A *	150,024	51,903,803
CyberArk Software *	120,727	39,056,392
Fortinet *	566,212	53,818,451
Gen Digital	1,529,907	47,197,631
Okta, Cl A *	464,439	36,021,889
OneSpan *(A)	2,001,511	36,267,379
Palo Alto Networks *	123,585	47,928,735
Qualys *	280,089	43,021,670
Rapid7 *	825,937	35,184,916
SentinelOne, Cl A *	1,294,606	36,184,238
Telos *(A) (B)	5,999,315	20,397,671
Tenable Holdings *	842,861	35,383,305
Varonis Systems, Cl B *	662,842	33,115,586
Zscaler *	246,385	50,900,677

TOTAL UNITED STATES		605,237,400
TOTAL COMMON STOCK (Cost $749,584,817)		817,795,606

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	November 30, 2024
Global X Cybersecurity ETF

	Face Amount	Value
REPURCHASE AGREEMENTS(C) — 0.2%
Bank of America Securities, Inc. 4.590%, dated 11/29/2024, to be repurchased on 12/02/2024, repurchase price $365,051 (collateralized by various U.S. Government Obligations, ranging in par value $109 - $165,811, 1.500% - 7.500%, 02/01/2034 - 11/20/2054, with a total market value of $370,502)	$364,911	$364,911
Daiwa Capital Markets America, Inc. 4.580%, dated 11/29/2024, to be repurchased on 12/02/2024, repurchase price $92,994 (collateralized by various U.S. Government Obligations and U.S. Treasury Obligations, ranging in par value $13 - $18,164, 0.000% - 7.500%, 02/13/2025 - 12/01/2054, with a total market value of $94,466)	92,959	92,959
Deutsche Bank Securities, Inc. 4.570%, dated 11/29/2024, to be repurchased on 12/02/2024, repurchase price $365,050 (collateralized by various U.S. Government Obligations and U.S. Treasury Obligations, ranging in par value $14,955 - $137,698, 0.000% - 3.750%, 12/15/2024 - 05/15/2029, with a total market value of $370,361)	364,911	364,911
HSBC Securities USA, Inc. 4.590%, dated 11/29/2024, to be repurchased on 12/02/2024, repurchase price $365,051 (collateralized by various U.S. Government Obligations, ranging in par value $36 - $189,170, 1.730% - 7.000%, 02/01/2031 - 11/01/2054, with a total market value of $370,959)	364,911	364,911

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	November 30, 2024
Global X Cybersecurity ETF

	Face Amount	Value
REPURCHASE AGREEMENTS(C) — continued
Nomura Securities International, Inc. 4.580%, dated 11/29/2024, to be repurchased on 12/02/2024, repurchase price $365,050 (collateralized by various U.S. Government Obligations, ranging in par value $284 - $84,328, 2.000% - 6.500%, 11/01/2035 - 05/01/2058, with a total market value of $370,718)	$364,911	$364,911
TOTAL REPURCHASE AGREEMENTS (Cost $1,552,603)		1,552,603
TOTAL INVESTMENTS — 100.0% (Cost $751,137,420)		$819,348,209

Percentages are based on Net Assets of $819,307,797.

*	Non-income producing security.
(A)	Affiliated investment.
(B)	This security or a partial position of this security is on loan at November 30, 2024. The total market value of securities on loan at November 30, 2024 was $1,478,182.
(C)	These securities were purchased with cash collateral held from securities on loan. The total value of such securities as of November 30, 2024 was $1,552,603. The total value of non-cash collateral held from securities on loan as of November 30, 2024 was $0.

The following is a summary of the level of inputs used as of November 30, 2024, in valuing the Fund’s investments carried at value:

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$817,795,606	$—	$—	$817,795,606
Repurchase Agreements	—	1,552,603	—	1,552,603
Total Investments in Securities	$817,795,606	$1,552,603	$—	$819,348,209

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	November 30, 2024
Global X Cybersecurity ETF

The following is a summary of the Fund’s transactions with affiliates for the year ended November 30, 2024:

Value 11/30/2023	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Value 11/30/2024	Income	Capital Gains
Ahnlab
$18,800,567	$22,706,959	$(2,996,470)	$(4,686,476)	$(687,774)	$33,136,806	$352,218	$—
Digital Arts
16,045,266	20,587,236	(2,948,111)	4,854,376	283,938	38,822,705	305,801	—
Hennge
9,416,158	14,293,876	(1,618,052)	1,935,450	21,000	24,048,432	26,614	—
OneSpan
13,906,134	12,709,727	(3,719,392)	12,209,148	1,161,762	36,267,379	—	—
Telos
9,911,429	17,614,382	(1,863,842)	(5,405,194)	140,896	20,397,671	—	—
Totals:
$68,079,554	$87,912,180	$(13,145,867)	$8,907,304	$919,822	$152,672,993	$684,633	$—

Amounts designated as “—” are $0 or have been rounded to $0.

See “Glossary” for abbreviations.

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	November 30, 2024
Global X Telemedicine & Digital Health ETF

	Shares	Value
COMMON STOCK — 99.9%
AUSTRALIA — 4.9%
Health Care — 4.9%
Pro Medicus	13,135	$2,155,367

CHINA — 8.1%
Consumer Staples — 8.1%
Alibaba Health Information Technology *	2,775,400	1,301,824
JD Health International *	444,800	1,620,510
Ping An Healthcare and Technology *	318,500	607,404

TOTAL CHINA		3,529,738
GERMANY — 0.6%
Health Care — 0.6%
CompuGroup Medical	14,595	245,257

JAPAN — 1.6%
Health Care — 1.6%
JMDC	12,903	352,247
Medley *	11,308	329,034

TOTAL JAPAN		681,281
SOUTH KOREA — 0.2%
Health Care — 0.2%
Genomictree *	9,742	91,341

UNITED STATES — 84.5%
Financials — 3.8%
Oscar Health, Cl A *	95,429	1,653,785

Health Care — 80.7%
Agilent Technologies	12,313	1,698,825
AMN Healthcare Services *	20,760	540,383
Definitive Healthcare, Cl A *	27,334	129,290
Dexcom *	22,616	1,763,822
DocGo *	45,620	197,535
Doximity, Cl A *	39,571	2,097,263
Evolent Health, Cl A *	60,900	786,828
Fulgent Genetics *	10,821	198,024

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	November 30, 2024
Global X Telemedicine & Digital Health ETF

	Shares	Value
COMMON STOCK — continued
Health Care — continued
GoodRx Holdings, Cl A *	44,526	$215,506
Hims & Hers Health *	76,654	2,469,792
Illumina *	11,457	1,651,527
Insulet *	6,975	1,860,790
IQVIA Holdings *	7,181	1,442,232
iRhythm Technologies *	16,918	1,471,274
Labcorp Holdings	7,452	1,797,124
LifeMD *	27,825	183,367
LifeStance Health Group *	61,033	458,968
Masimo *	11,538	1,990,766
Omnicell *	24,722	1,151,798
Pacific Biosciences of California * (A)	142,328	271,846
Phreesia *	29,693	624,444
Privia Health Group *	58,333	1,252,993
QIAGEN	38,899	1,689,384
Quest Diagnostics	10,431	1,696,706
ResMed	6,897	1,717,491
Talkspace *	70,170	239,981
Tandem Diabetes Care *	35,772	1,095,696
Teladoc Health *	92,820	1,111,984
Twist Bioscience *	30,903	1,519,809
Veracyte *	41,684	1,790,328
		35,115,776
TOTAL UNITED STATES		36,769,561
TOTAL COMMON STOCK (Cost $83,118,470)		43,472,545

SHORT-TERM INVESTMENT(B)(C) — 0.2%
Fidelity Investments Money Market Government Portfolio, Cl Institutional, 4.550% (Cost $78,503)	78,503	78,503

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	November 30, 2024
Global X Telemedicine & Digital Health ETF

	Face Amount	Value
REPURCHASE AGREEMENT(C) — 0.3%
RBC Capital Markets 4.500%, dated 11/29/2024, to be repurchased on 12/02/2024, repurchase price $134,350 (collateralized by a U.S. Treasury Obligation, par value $142,751, 0.375%, 12/31/2025, with a total market value of $136,827) (Cost $134,299)	$134,299	$134,299
TOTAL INVESTMENTS — 100.4% (Cost $83,331,272)		$43,685,347

Percentages are based on Net Assets of $43,510,577.

*	Non-income producing security.
(A)	This security or a partial position of this security is on loan at November 30, 2024. The total market value of securities on loan at November 30, 2024 was $203,226.
(B)	The rate reported on the Schedule of Investments is the 7-day effective yield as of November 30, 2024.
(C)	These securities were purchased with cash collateral held from securities on loan. The total value of such securities as of November 30, 2024 was $212,802. The total value of non-cash collateral held from securities on loan as of November 30, 2024 was $0.

The following is a summary of the level of inputs used as of November 30, 2024, in valuing the Fund’s investments carried at value:

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$43,472,545	$—	$—	$43,472,545
Short-Term Investment	78,503	—	—	78,503
Repurchase Agreement	—	134,299	—	134,299
Total Investments in Securities	$43,551,048	$134,299	$—	$43,685,347

Amounts designated as “—” are $0 or have been rounded to $0.

See “Glossary” for abbreviations.

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	November 30, 2024
Global X CleanTech ETF

	Shares	Value
COMMON STOCK — 99.9%
CANADA — 2.2%
Industrials — 0.8%
Ballard Power Systems * (A)	182,224	$271,514

Information Technology — 1.4%
Canadian Solar * (A)	40,087	497,480

TOTAL CANADA		768,994
CHINA — 18.2%
Industrials — 6.8%
China Everbright Environment Group	3,738,500	1,686,314
Dongfang Electric, Cl H	205,400	246,800
Goldwind Science & Technology, Cl H	466,800	442,712
		2,375,826

Information Technology — 11.4%
Daqo New Energy ADR * (A)	40,024	801,681
Flat Glass Group, Cl H (A)	268,200	477,701
JinkoSolar Holding ADR, Ser ADR (A)	32,212	714,784
Xinyi Solar Holdings	4,428,000	1,957,492
		3,951,658
TOTAL CHINA		6,327,484
DENMARK — 4.2%
Industrials — 4.2%
Vestas Wind Systems *	94,782	1,472,537

GERMANY — 5.8%
Industrials — 5.0%
Nordex *	137,395	1,734,144

Information Technology — 0.8%
SMA Solar Technology	21,068	303,963

TOTAL GERMANY		2,038,107

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	November 30, 2024
Global X CleanTech ETF

	Shares	Value
COMMON STOCK — continued
NORWAY — 0.8%
Industrials — 0.8%
NEL * (A)	1,011,790	$277,322

SOUTH KOREA — 7.8%
Industrials — 3.6%
CS Wind	25,571	735,025
Doosan Fuel Cell *	39,781	526,402
		1,261,427

Information Technology — 4.2%
Samsung SDI	8,016	1,462,365

TOTAL SOUTH KOREA		2,723,792
SWITZERLAND — 3.7%
Information Technology — 3.7%
Landis+Gyr Group	17,552	1,275,060

TAIWAN — 4.7%
Information Technology — 4.7%
Simplo Technology	113,864	1,321,514
United Renewable Energy *	991,500	328,129

TOTAL TAIWAN		1,649,643
TURKEY — 2.1%
Information Technology — 2.1%
Alfa Solar Enerji Sanayi VE Ticaret	223,963	325,622
Smart Gunes Enerjisi Teknolojileri ArGE Uretim Sanayi ve Ticaret *	368,729	416,978

TOTAL TURKEY		742,600
UNITED KINGDOM — 5.1%
Industrials — 1.2%
Ceres Power Holdings * (A)	116,489	245,933
ITM Power * (A)	374,631	161,995
		407,928

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	November 30, 2024
Global X CleanTech ETF

	Shares	Value
COMMON STOCK — continued
Materials — 3.9%
Johnson Matthey	78,905	$1,362,973

TOTAL UNITED KINGDOM		1,770,901
UNITED STATES — 45.3%
Consumer Discretionary — 4.1%
QuantumScape, Cl A * (A)	274,192	1,434,024

Industrials — 30.1%
Ameresco, Cl A *	20,926	589,486
Array Technologies *	92,451	620,346
Bloom Energy, Cl A * (A)	138,227	3,794,331
Fluence Energy, Cl A *	75,458	1,419,365
NEXTracker, Cl A *	60,908	2,324,249
Plug Power * (A)	533,960	1,196,071
Shoals Technologies Group, Cl A *	101,410	529,360
		10,473,208

Information Technology — 11.1%
Enphase Energy *	20,590	1,469,096
First Solar *	9,244	1,842,052
SolarEdge Technologies *	34,875	551,025
		3,862,173
TOTAL UNITED STATES		15,769,405
TOTAL COMMON STOCK (Cost $100,428,863)		34,815,845

	Face Amount
REPURCHASE AGREEMENTS(B) — 20.4%
Bank of America Securities, Inc. 4.590%, dated 11/29/2024, to be repurchased on 12/02/2024, repurchase price $1,667,468 (collateralized by various U.S. Government Obligations, ranging in par value $500 - $757,387, 1.500% - 7.500%, 02/01/2034 - 11/20/2054, with a total market value of $1,692,369)	$1,666,830	1,666,830

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	November 30, 2024
Global X CleanTech ETF

	Face Amount	Value
REPURCHASE AGREEMENTS(B) — continued
Daiwa Capital Markets America, Inc. 4.580%, dated 11/29/2024, to be repurchased on 12/02/2024, repurchase price $424,807 (collateralized by various U.S. Treasury Obligations, ranging in par value $58 - $82,973, 0.000% - 7.500%, 02/13/2025 - 12/01/2054, with a total market value of $431,528)	$424,645	$424,645
Deutsche Bank Securities, Inc. 4.570%, dated 11/29/2024, to be repurchased on 12/02/2024, repurchase price $1,667,465 (collateralized by various U.S. Treasury Obligations, ranging in par value $68,309 - $628,973, 0.000% - 3.750%, 12/15/2024 - 05/15/2029, with a total market value of $1,691,724)	1,666,830	1,666,830
HSBC Securities USA, Inc. 4.590%, dated 11/29/2024, to be repurchased on 12/02/2024, repurchase price $1,667,468 (collateralized by various U.S. Government Obligations, ranging in par value $167 - $864,085, 1.730% - 7.000%, 02/01/2031 - 11/01/2054, with a total market value of $1,694,455)	1,666,830	1,666,830
Nomura Securities International, Inc. 4.580%, dated 11/29/2024, to be repurchased on 12/02/2024, repurchase price $1,667,466 (collateralized by various U.S. Government Obligations, ranging in par value $1,299 - $385,192, 2.000% - 6.500%, 11/01/2035 - 05/01/2058, with a total market value of $1,693,357)	1,666,830	1,666,830
TOTAL REPURCHASE AGREEMENTS (Cost $7,091,965)		7,091,965
TOTAL INVESTMENTS — 120.3% (Cost $107,520,828)		$41,907,810

Percentages are based on Net Assets of $34,845,558.

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	November 30, 2024
Global X CleanTech ETF

*	Non-income producing security.
(A)	This security or a partial position of this security is on loan at November 30, 2024. The total market value of securities on loan at November 30, 2024 was $7,190,765.
(B)	These securities were purchased with cash collateral held from securities on loan. The total value of such securities as of November 30, 2024 was $7,091,965. The total value of non-cash collateral held from securities on loan as of November 30, 2024 was $314,535.

The following is a summary of the level of inputs used as of November 30, 2024, in valuing the Fund’s investments carried at value:

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$34,815,845	$—	$—	$34,815,845
Repurchase Agreements	—	7,091,965	—	7,091,965
Total Investments in Securities	$34,815,845	$7,091,965	$—	$41,907,810

Amounts designated as “—” are $0 or have been rounded to $0.

See “Glossary” for abbreviations.

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	November 30, 2024
Global X Data Center & Digital Infrastructure ETF

	Shares	Value
COMMON STOCK — 99.7%
AUSTRALIA — 3.5%
Information Technology — 3.5%
NEXTDC *	459,567	$4,870,984

CHINA — 14.0%
Communication Services — 4.1%
China Tower, Cl H	42,814,500	5,612,094

Information Technology — 9.9%
GDS Holdings ADR *	489,259	9,633,510
Vnet Group ADR *	1,063,613	4,126,818
		13,760,328
TOTAL CHINA		19,372,422
INDONESIA — 4.3%
Communication Services — 4.3%
Dayamitra Telekomunikasi	55,683,800	2,178,855
Sarana Menara Nusantara	83,188,561	3,701,353

TOTAL INDONESIA		5,880,208
NIGERIA — 1.5%
Communication Services — 1.5%
IHS Holding *	653,820	2,124,915

SINGAPORE — 4.7%
Real Estate — 4.7%
Keppel DC REIT ‡	3,894,156	6,448,384

SOUTH KOREA — 0.5%
Communication Services — 0.5%
KINX	12,464	668,297

TAIWAN — 2.6%
Information Technology — 2.6%
Winbond Electronics *	3,218,319	1,590,186
Wiwynn	34,240	2,039,664

TOTAL TAIWAN		3,629,850

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	November 30, 2024
Global X Data Center & Digital Infrastructure ETF

	Shares	Value
COMMON STOCK — continued
UNITED STATES — 68.6%
Industrials — 2.6%
Vertiv Holdings, Cl A	28,589	$3,647,956

Information Technology — 11.3%
Advanced Micro Devices *	13,957	1,914,552
Applied Digital *	456,406	4,609,701
Intel	72,707	1,748,603
Microchip Technology	27,225	1,855,928
Micron Technology	19,041	1,865,066
NVIDIA	19,509	2,697,119
Super Micro Computer *	28,126	918,033
		15,609,002

Real Estate — 54.7%
American Tower ‡	72,291	15,108,819
Crown Castle ‡	109,828	11,669,225
Digital Realty Trust ‡	94,612	18,514,622
Equinix ‡	18,782	18,434,158
SBA Communications, Cl A ‡	26,921	6,090,876
Uniti Group ‡	986,900	5,832,579
		75,650,279
TOTAL UNITED STATES		94,907,237
TOTAL COMMON STOCK (Cost $127,090,701)		137,902,297

	Face Amount
U.S. TREASURY OBLIGATION — 7.9%
U.S. Treasury Bill 4.567%, 12/31/2024(A)	$11,000,000	10,959,726
TOTAL U.S. TREASURY OBLIGATION (Cost $10,961,069)		10,959,726

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	November 30, 2024
Global X Data Center & Digital Infrastructure ETF

	Number of Rights	Value
RIGHT — 0.1%
Singapore — 0.1%
Keppel DC REIT*(B) Expires 12/10/2024	334,897	$47,462

TOTAL RIGHT (Cost $–)		47,462
TOTAL INVESTMENTS — 107.7% (Cost $138,051,770)		$148,909,485

Percentages are based on Net Assets of $138,296,999.

*	Non-income producing security.
‡	Real Estate Investment Trust
(A)	Interest rate represents the security’s effective yield at the time of purchase.
(B)	Level 3 security in accordance with fair value hierarchy.

The following is a summary of the level of inputs used as of November 30, 2024, in valuing the Fund’s investments carried at value:

Investments in Securities	Level 1	Level 2	Level 3(1)	Total
Common Stock	$137,902,297	$—	$—	$137,902,297
U.S. Treasury Obligation	—	10,959,726	—	10,959,726
Right	—	—	47,462	47,462
Total Investments in Securities	$137,902,297	$10,959,726	$47,462	$148,909,485

(1) A reconciliation of Level 3 investments and disclosures of significant unobservable inputs are presented when the Fund has a significant amount of Level 3 investments at the end of the period in relation to Net Assets. Management has concluded that Level 3 investments are not material in relation to Net Assets.

Amounts designated as “—” are $0 or have been rounded to $0.

See “Glossary” for abbreviations.

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	November 30, 2024
Global X Clean Water ETF

	Shares	Value
COMMON STOCK — 99.7%
BRAZIL — 4.5%
Utilities — 4.5%
Cia de Saneamento Basico do Estado de Sao Paulo SABESP	27,894	$434,389
Cia de Saneamento de Minas Gerais Copasa MG	10,585	44,995

TOTAL BRAZIL		479,384
CHINA — 4.3%
Industrials — 0.9%
Beijing Originwater Technology, Cl A	116,500	94,156

Utilities — 3.4%
Beijing Capital Eco-Environment Protection Group, Cl A	223,400	101,061
Beijing Enterprises Water Group	235,740	64,528
Chengdu Xingrong Environment, Cl A	80,500	78,273
Chongqing Water Group, Cl A	46,500	31,810
Guangdong Investment	141,100	88,487
		364,159
TOTAL CHINA		458,315
JAPAN — 3.0%
Industrials — 3.0%
Kurita Water Industries	5,799	220,091
Nomura Micro Science	1,636	19,237
Organo	1,462	82,939

TOTAL JAPAN		322,267
MALAYSIA — 0.3%
Utilities — 0.3%
Ranhill Utilities *	103,584	31,693

SAUDI ARABIA — 0.3%
Utilities — 0.3%
AlKhorayef Water & Power Technologies *	819	31,392

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	November 30, 2024
Global X Clean Water ETF

	Shares	Value
COMMON STOCK — continued
SINGAPORE — 0.8%
Materials — 0.8%
Keppel Infrastructure Trust	258,318	$86,706

SOUTH KOREA — 1.2%
Consumer Discretionary — 1.2%
Coway	2,717	128,347

UNITED KINGDOM — 9.1%
Utilities — 9.1%
Severn Trent	13,892	476,221
United Utilities Group	35,034	498,514

TOTAL UNITED KINGDOM		974,735
UNITED STATES — 76.2%
Industrials — 47.7%
A O Smith	5,595	416,772
Advanced Drainage Systems	2,995	405,193
Core & Main, Cl A *	9,773	474,479
Energy Recovery *	3,363	52,328
Ferguson Enterprises	4,091	883,370
Franklin Electric	2,116	229,163
Mueller Water Products, Cl A	8,189	205,053
Pentair PLC	8,308	905,489
Reliance Worldwide	35,511	126,309
Watts Water Technologies, Cl A	1,436	309,874
Xylem	6,119	775,583
Zurn Elkay Water Solutions	7,758	308,924
		5,092,537
Information Technology — 3.2%
Badger Meter	1,596	346,045

Materials — 7.7%
Ecolab	3,324	826,911

Utilities — 17.6%
American States Water	2,114	180,345
American Water Works	5,880	805,207

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	November 30, 2024
Global X Clean Water ETF

	Shares	Value
COMMON STOCK — continued
Utilities — continued
Artesian Resources, Cl A	863	$29,981
California Water Service Group	3,224	165,036
Consolidated Water	1,120	30,162
Essential Utilities	12,039	481,921
Middlesex Water	944	61,771
SJW Group	1,686	93,944
York Water	813	29,138
		1,877,505
TOTAL UNITED STATES		8,142,998
TOTAL COMMON STOCK (Cost $9,018,742)		10,655,837
TOTAL INVESTMENTS — 99.7% (Cost $9,018,742)		$10,655,837

Percentages are based on Net Assets of $10,687,200.

*	Non-income producing security.

The following is a summary of the level of inputs used as of November 30, 2024, in valuing the Fund’s investments carried at value:

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$10,624,445	$31,392	$—	$10,655,837
Total Investments in Securities	$10,624,445	$31,392	$—	$10,655,837

Amounts designated as “—” are $0 or have been rounded to $0.

See “Glossary” for abbreviations.

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	November 30, 2024
Global X AgTech & Food Innovation ETF

	Shares	Value
COMMON STOCK — 99.8%
ARGENTINA — 1.1%
Materials — 1.1%
Bioceres Crop Solutions *	7,071	$50,346

AUSTRALIA — 3.7%
Materials — 3.7%
Nufarm	70,133	173,615

CANADA — 11.6%
Consumer Staples — 0.3%
Maple Leaf Foods	835	13,567

Materials — 11.3%
Nutrien	11,459	534,677

TOTAL CANADA		548,244
CHINA — 11.9%
Consumer Staples — 11.9%
Cheng De Lolo, Cl A	125,480	159,390
Hebei Yangyuan Zhihui Beverage, Cl A	68,700	203,145
Yuan Longping High-tech Agriculture, Cl A	123,500	188,897
Zhe Jiang Li Zi Yuan Food, Cl A	8,600	13,118

TOTAL CHINA		564,550
GERMANY — 2.0%
Health Care — 2.0%
Bayer	4,511	92,375

JAPAN — 11.2%
Industrials — 11.2%
Kubota	42,625	531,589

PHILIPPINES — 0.3%
Consumer Staples — 0.3%
Monde Nissin	79,305	12,524

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	November 30, 2024
Global X AgTech & Food Innovation ETF

	Shares	Value
COMMON STOCK — continued
THAILAND — 0.3%
Consumer Staples — 0.3%
NR Instant Produce NVDR *	305,300	$13,797

UNITED KINGDOM — 4.2%
Consumer Staples — 4.2%
Barr	1,661	13,047
Unilever	3,112	185,949

TOTAL UNITED KINGDOM		198,996
UNITED STATES — 53.5%
Consumer Discretionary — 0.6%
GrowGeneration *	14,760	28,634

Consumer Staples — 9.6%
Archer-Daniels-Midland	1,918	104,723
Beyond Meat *	16,799	83,659
Hain Celestial Group *	1,980	16,375
Kellanova	1,069	86,899
Laird Superfood *	1,466	13,282
Oatly Group ADR *	145,455	101,702
Sprouts Farmers Market *	300	46,344
		452,984
Industrials — 24.9%
AGCO	2,234	226,103
CNH Industrial	19,667	247,018
Deere	1,368	637,351
Titan Machinery *	4,491	69,386
		1,179,858
Information Technology — 1.2%
Trimble *	758	55,311

Materials — 17.2%
Corteva	9,426	586,674
FMC	3,606	213,078

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	November 30, 2024
Global X AgTech & Food Innovation ETF

	Shares	Value
COMMON STOCK — continued
Materials — continued
Scotts Miracle-Gro, Cl A	185	$14,262
		814,014
TOTAL UNITED STATES		2,530,801
TOTAL COMMON STOCK (Cost $5,170,400)		4,716,837
TOTAL INVESTMENTS — 99.8% (Cost $5,170,400)		$4,716,837

Percentages are based on Net Assets of $4,726,170.

*	Non-income producing security.

As of November 30, 2024, all of the Fund’s investments were considered Level 1, in accordance with authoritative guidance on fair value measurements and disclosure under U.S. GAAP.

See “Glossary” for abbreviations.

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	November 30, 2024
Global X Blockchain ETF

	Shares	Value
COMMON STOCK — 99.8%
AUSTRALIA — 4.7%
Information Technology — 4.7%
Iris Energy * (A)	789,300	$10,663,443

CANADA — 11.1%
Information Technology — 11.1%
Bitfarms * (A)	3,805,528	8,425,624
Hive Digital Technologies * (A)	700,864	2,903,268
Hut 8 * (A)	488,895	13,841,230

TOTAL CANADA		25,170,122
CHINA — 3.4%
Financials — 0.4%
OSL Group * (A)	923,900	926,091

Information Technology — 3.0%
Canaan ADR * (A)	3,221,120	6,828,774

TOTAL CHINA		7,754,865
GERMANY — 1.3%
Financials — 0.4%
Bitcoin Group	15,787	967,106

Information Technology — 0.9%
Northern Data *	51,589	2,048,761

TOTAL GERMANY		3,015,867
JAPAN — 1.7%
Financials — 1.7%
SBI Holdings	151,990	3,825,430

THAILAND — 0.4%
Communication Services — 0.4%
Jasmine Technology Solution NVDR *	447,800	845,398

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	November 30, 2024
Global X Blockchain ETF

	Shares	Value
COMMON STOCK — continued
UNITED STATES — 77.2%
Financials — 21.6%
Bakkt Holdings, Cl A * (A)	76,488	$2,130,191
Block, Cl A *	44,585	3,948,002
Coinbase Global, Cl A *	95,042	28,151,440
Galaxy Digital Holdings * (A)	560,280	10,248,024
Robinhood Markets, Cl A *	119,659	4,491,999
		48,969,656
Information Technology — 55.6%
Applied Digital *	907,512	9,165,871
Bit Digital * (A)	1,624,244	7,487,765
Cipher Mining *	1,337,160	8,958,972
Cleanspark * (A)	767,933	11,019,839
Core Scientific *	1,457,406	26,058,419
MARA Holdings *	1,142,243	31,320,303
NVIDIA	22,862	3,160,671
Riot Platforms *	1,515,890	19,176,008
Stronghold Digital Mining, Cl A *	162,319	844,059
TeraWulf *	1,144,366	9,029,048
		126,220,955
TOTAL UNITED STATES		175,190,611
TOTAL COMMON STOCK (Cost $137,465,462)		226,465,736

	Face Amount
REPURCHASE AGREEMENTS(B) — 15.0%
Bank of America Securities, Inc. 4.590%, dated 11/29/2024, to be repurchased on 12/02/2024, repurchase price $7,972,928 (collateralized by various U.S. Government Obligations, ranging in par value $2,391 - $3,621,416, 1.500% - 7.500%, 02/01/2034 - 11/20/2054, with a total market value of $8,091,994)	$7,969,880	7,969,880

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	November 30, 2024
Global X Blockchain ETF

	Face Amount	Value
REPURCHASE AGREEMENTS(B) — continued
Deutsche Bank Securities, Inc. 4.570%, dated 11/29/2024, to be repurchased on 12/02/2024, repurchase price $7,972,915 (collateralized by various U.S. Treasury Obligations, ranging in par value $326,617 - $3,007,407, 0.000% - 3.750%, 12/15/2024 - 05/15/2029, with a total market value of $8,088,908)	$7,969,880	$7,969,880
HSBC Securities USA, Inc. 4.590%, dated 11/29/2024, to be repurchased on 12/02/2024, repurchase price $7,050,084 (collateralized by various U.S. Government Obligations, ranging in par value $705 - $3,653,366, 1.730% - 7.000%, 02/01/2031 - 11/01/2054, with a total market value of $7,164,186)	7,047,388	7,047,388
Nomura Securities International, Inc. 4.580%, dated 11/29/2024, to be repurchased on 12/02/2024, repurchase price $7,972,922 (collateralized by various U.S. Government Obligations, ranging in par value $6,210 - $1,841,782, 2.000% - 6.500%, 11/01/2035 - 05/01/2058, with a total market value of $8,096,716)	7,969,880	7,969,880
Santander US Capital Markets LLC 4.650%, dated 11/29/2024, to be repurchased on 12/02/2024, repurchase price $2,954,380 (collateralized by various U.S. Government Obligations, ranging in par value $1,426 - $656,275, 0.010% - 6.917%, 05/27/2031 - 09/20/2070, with a total market value of $3,007,869)	2,953,236	2,953,236

TOTAL REPURCHASE AGREEMENTS (Cost $33,910,264)		33,910,264
TOTAL INVESTMENTS — 114.8% (Cost $171,375,726)		$260,376,000

Percentages are based on Net Assets of $226,775,697.

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	November 30, 2024
Global X Blockchain ETF

*	Non-income producing security.
(A)	This security or a partial position of this security is on loan at November 30, 2024. The total market value of securities on loan at November 30, 2024 was $33,850,524.
(B)	These securities were purchased with cash collateral held from securities on loan. The total value of such securities as of November 30, 2024 was $33,910,264. The total value of non-cash collateral held from securities on loan as of November 30, 2024 was $320,187.

The following is a summary of the level of inputs used as of November 30, 2024, in valuing the Fund’s investments carried at value:

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$226,465,736	$—	$—	$226,465,736
Repurchase Agreements	—	33,910,264	—	33,910,264
Total Investments in Securities	$226,465,736	$33,910,264	$—	$260,376,000

Amounts designated as “—” are $0 or have been rounded to $0.

See “Glossary” for abbreviations.

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	November 30, 2024
Global X Hydrogen ETF

	Shares	Value
COMMON STOCK — 98.4%
CANADA — 4.8%
Industrials — 4.8%
Ballard Power Systems * (A)	1,180,199	$1,758,496
NFI Group *	16,060	167,924

TOTAL CANADA		1,926,420
CHINA — 1.8%
Energy — 0.3%
Houpu Clean Energy Group, Cl A *	60,900	89,537

Industrials — 1.1%
Beijing Sinohytec, Cl H *	187,240	449,960

Information Technology — 0.4%
Shenzhen Everwin Precision Technology, Cl A*	73,800	168,963

TOTAL CHINA		708,460
DENMARK — 3.0%
Industrials — 3.0%
Green Hydrogen Systems, Cl A * (A)	2,433,202	1,226,767

FRANCE — 0.3%
Consumer Discretionary — 0.2%
Opmobility	10,065	92,540

Industrials — 0.1%
McPhy Energy *	42,952	44,640

TOTAL FRANCE		137,180
GERMANY — 3.5%
Industrials — 3.5%
SFC Energy *	79,539	1,401,272

JAPAN — 1.6%
Consumer Discretionary — 1.6%
Toyota Motor	37,949	644,717

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	November 30, 2024
Global X Hydrogen ETF

	Shares	Value
COMMON STOCK — continued
NORWAY — 12.2%
Industrials — 12.2%
Hexagon Purus *	2,893,908	$1,445,023
NEL * (A)	12,822,502	3,514,524

TOTAL NORWAY		4,959,547
SINGAPORE — 0.2%
Materials — 0.2%
Nanofilm Technologies International	159,500	92,798

SOUTH KOREA — 12.9%
Consumer Discretionary — 3.7%
Iljin Hysolus ltd *	114,991	1,515,849

Industrials — 9.2%
Doosan	822	113,721
Doosan Fuel Cell *	272,130	3,600,960
		3,714,681
TOTAL SOUTH KOREA		5,230,530
SWEDEN — 3.6%
Industrials — 3.6%
PowerCell Sweden * (A)	447,525	1,473,873

UNITED KINGDOM — 11.7%
Industrials — 10.8%
AFC Energy * (A)	12,192,906	1,642,769
Ceres Power Holdings *	695,328	1,467,988
ITM Power * (A)	2,959,219	1,279,601
		4,390,358
Materials — 0.9%
Johnson Matthey	21,993	379,898

TOTAL UNITED KINGDOM		4,770,256
UNITED STATES — 42.8%
Industrials — 41.0%
Bloom Energy, Cl A *	294,572	8,086,001

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	November 30, 2024
Global X Hydrogen ETF

	Shares	Value
COMMON STOCK — continued
Industrials — continued
Cummins	1,878	$704,325
FuelCell Energy * (A)	262,262	3,113,050
Hyster-Yale	1,838	103,369
Plug Power * (A)	2,087,723	4,676,500
		16,683,245
Materials — 1.8%
Air Products & Chemicals	2,144	716,804

TOTAL UNITED STATES		17,400,049
TOTAL COMMON STOCK (Cost $66,996,377)		39,971,869

	Face Amount
REPURCHASE AGREEMENTS(B) — 27.4%
Bank of America Securities, Inc. 4.590%, dated 11/29/2024, to be repurchased on 12/02/2024, repurchase price $2,618,479 (collateralized by various U.S. Government Obligations, ranging in par value $785 - $1,189,350, 1.500% - 7.500%, 02/01/2034 - 11/20/2054, with a total market value of $2,657,583)	$2,617,478	2,617,478
Daiwa Capital Markets America, Inc. 4.580%, dated 11/29/2024, to be repurchased on 12/02/2024, repurchase price $667,062 (collateralized by various U.S. Government Obligations and U.S. Treasury Obligations, ranging in par value $90 - $130,290, 0.000% - 7.500%, 02/13/2025 - 12/01/2054, with a total market value of $677,616)	666,808	666,808
Deutsche Bank Securities, Inc. 4.570%, dated 11/29/2024, to be repurchased on 12/02/2024, repurchase price $2,618,475 (collateralized by various U.S. Treasury Obligations, ranging in par value $107,268 - $987,696, 0.000% - 3.750%, 12/15/2024 - 05/15/2029, with a total market value of $2,656,569)	2,617,478	2,617,478

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	November 30, 2024
Global X Hydrogen ETF

	Face Amount	Value
REPURCHASE AGREEMENTS(B) — continued
HSBC Securities USA, Inc. 4.590%, dated 11/29/2024, to be repurchased on 12/02/2024, repurchase price $2,618,479 (collateralized by various U.S. Government Obligations, ranging in par value $262 - $1,356,901, 1.730% - 7.000%, 02/01/2031 - 11/01/2054, with a total market value of $2,660,858)	$2,617,478	$2,617,478
Nomura Securities International, Inc. 4.580%, dated 11/29/2024, to be repurchased on 12/02/2024, repurchase price $2,618,477 (collateralized by various U.S. Government Obligations, ranging in par value $2,040 - $604,880, 2.000% - 6.500%, 11/01/2035 - 05/01/2058, with a total market value of $2,659,134)	2,617,478	2,617,478

TOTAL REPURCHASE AGREEMENTS (Cost $11,136,720)		11,136,720
TOTAL INVESTMENTS — 125.8% (Cost $78,133,097)		$51,108,589

Percentages are based on Net Assets of $40,636,541.

*	Non-income producing security.
(A)	This security or a partial position of this security is on loan at November 30, 2024. The total market value of securities on loan at November 30, 2024 was $10,737,452.
(B)	These securities were purchased with cash collateral held from securities on loan. The total value of such securities as of November 30, 2024 was $11,136,720. The total value of non-cash collateral held from securities on loan as of November 30, 2024 was $108,310.

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	November 30, 2024
Global X Hydrogen ETF

The following is a summary of the level of inputs used as of November 30, 2024, in valuing the Fund’s investments carried at value:

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$39,971,869	$—	$—	$39,971,869
Repurchase Agreements	—	11,136,720	—	11,136,720
Total Investments in Securities	$39,971,869	$11,136,720	$—	$51,108,589

Amounts designated as “—” are $0 or have been rounded to $0.

See “Glossary” for abbreviations.

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	November 30, 2024
Global X Solar ETF

	Shares	Value
COMMON STOCK — 99.9%
CANADA — 0.7%
Information Technology — 0.7%
Canadian Solar *	3,851	$47,791

CHINA — 58.9%
Consumer Discretionary — 0.9%
Shanghai Aerospace Automobile Electromechanical, Cl A *	51,600	59,068

Industrials — 20.8%
Ginlong Technologies, Cl A	17,150	160,511
GoodWe Technologies, Cl A	5,180	34,264
Jiangsu Tongling Electric, Cl A	8,400	35,717
Kehua Data, Cl A	22,200	73,575
Ningbo Deye Technology, Cl A	43,320	515,376
Sineng Electric, Cl A	9,861	66,873
Sungrow Power Supply, Cl A	43,740	490,330
		1,376,646
Information Technology — 33.6%
Changzhou Almaden Stock, Cl A	8,600	20,591
EGing Photovoltaic Technology, Cl A *	54,400	25,585
Flat Glass Group, Cl H (A)	33,600	59,846
GCL System Integration Technology, Cl A *	210,700	80,495
Hainan Drinda New Energy Technology, Cl A	7,900	75,420
Hangzhou First Applied Material, Cl A	68,444	164,913
Hengdian Group DMEGC Magnetics, Cl A	51,500	95,604
JA Solar Technology, Cl A	103,104	247,429
Jolywood Suzhou Sunwatt, Cl A	57,100	59,064
LONGi Green Energy Technology, Cl A	190,860	486,982
Risen Energy, Cl A	62,600	125,794
Shanghai Aiko Solar Energy, Cl A *	56,940	125,258
Shenzhen SC New Energy Technology, Cl A	18,700	182,265
Shenzhen Topraysolar, Cl A	53,800	27,825
TCL Zhonghuan Renewable Energy Technology, Cl A	177,300	257,247
Xinyi Solar Holdings	373,900	165,290
Zhejiang Akcome New Energy Technology, Cl A *(B)	280,500	—

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	November 30, 2024
Global X Solar ETF

	Shares	Value
COMMON STOCK — continued
Information Technology — continued
Zhejiang Sunoren Solar Technology, Cl A	17,400	$21,718
		2,221,326
Materials — 1.1%
Henan Yicheng New Energy, Cl A *	59,800	40,743
Shanghai Hiuv New Materials, Cl A	5,284	29,209
		69,952
Utilities — 2.5%
CECEP Solar Energy, Cl A	165,000	113,329
Jinko Power Technology, Cl A	126,500	51,817
		165,146
TOTAL CHINA		3,892,138
GERMANY — 2.8%
Information Technology — 0.5%
SMA Solar Technology	2,241	32,333

Utilities — 2.3%
Encavis *	8,377	154,836

TOTAL GERMANY		187,169
JAPAN — 0.3%
Industrials — 0.3%
West Holdings	1,524	19,108

SOUTH KOREA — 1.9%
Information Technology — 0.3%
HD Hyundai Energy Solutions *	1,335	18,278

Materials — 1.6%
Hanwha Solutions	9,321	108,373

TOTAL SOUTH KOREA		126,651
SPAIN — 2.4%
Utilities — 2.4%
Atlantica Sustainable Infrastructure	4,690	102,898

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	November 30, 2024
Global X Solar ETF

	Shares	Value
COMMON STOCK — continued
Utilities — continued
Solaria Energia y Medio Ambiente *	5,655	$54,114

TOTAL SPAIN		157,012
TAIWAN — 1.2%
Information Technology — 1.2%
Motech Industries	27,290	19,995
TSEC	41,077	24,912
United Renewable Energy *	105,718	34,987

TOTAL TAIWAN		79,894
TURKEY — 0.3%
Utilities — 0.3%
Esenboga Elektrik Uretim *	—	—
Margun Enerji Uretim Sanayi VE Ticaret *	34,149	18,748

TOTAL TURKEY		18,748
UNITED STATES — 31.4%
Industrials — 10.4%
Array Technologies *	10,328	69,301
NEXTracker, Cl A *	7,741	295,396
Shoals Technologies Group, Cl A *	12,537	65,443
Sunrun *	22,152	255,413
		685,553
Information Technology — 19.6%
Enphase Energy *	8,809	628,522
First Solar *	2,904	578,680
SolarEdge Technologies *	5,455	86,189
		1,293,391
Utilities — 1.4%
Altus Power, Cl A *	7,384	31,899
Sunnova Energy International * (A)	11,769	65,200
		97,099
TOTAL UNITED STATES		2,076,043
TOTAL COMMON STOCK (Cost $8,346,487)		6,604,554

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	November 30, 2024
Global X Solar ETF

	Face Amount	Value
REPURCHASE AGREEMENT(C) — 1.5%
RBC Dominion Securities, Inc. 4.590%, dated 11/29/2024, to be repurchased on 12/02/2024, repurchase price $96,116 (collateralized by various U.S. Government Obligations and U.S. Treasury Obligations, ranging in par value $3 - $35,768, 0.000% - 7.000%, 12/05/2024 - 11/15/2054, with a total market value of $97,608) (Cost $96,079)	$96,079	$96,079
TOTAL INVESTMENTS — 101.4% (Cost $8,442,566)		$6,700,633

Percentages are based on Net Assets of $6,608,040.

*	Non-income producing security.
(A)	This security or a partial position of this security is on loan at November 30, 2024. The total market value of securities on loan at November 30, 2024 was $92,442.
(B)	Level 3 security in accordance with fair value hierarchy.
(C)	These securities were purchased with cash collateral held from securities on loan. The total value of such securities as of November 30, 2024 was $96,079. The total value of non-cash collateral held from securities on loan as of November 30, 2024 was $0.

The following is a summary of the level of inputs used as of November 30, 2024, in valuing the Fund’s investments carried at value:

Investments in Securities	Level 1	Level 2	Level 3(1)		Total
Common Stock	$6,604,554	$—	$—	^	$6,604,554
Repurchase Agreement	—	96,079	—		96,079
Total Investments in Securities	$6,604,554	$96,079	$—		$6,700,633

(1) A reconciliation of Level 3 investments and disclosures of significant unobservable inputs are presented when the Fund has a significant amount of Level 3 investments at the end of the period in relation to Net Assets. Management has concluded that Level 3 investments are not material in relation to Net Assets.

^   Includes Securities in which the fair value is $0 or has been rounded to $0.

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	November 30, 2024
Global X Solar ETF

Amounts designated as “—” are $0 or have been rounded to $0.

See “Glossary” for abbreviations.

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	November 30, 2024
Global X Wind Energy ETF

	Shares	Value
COMMON STOCK — 99.6%
CANADA — 17.1%
Utilities — 17.1%
Boralex, Cl A	4,041	$86,987
Innergex Renewable Energy	10,227	63,766
Northland Power	14,848	215,379

TOTAL CANADA		366,132
CHINA — 36.3%
Industrials — 25.4%
Dajin Heavy Industry, Cl A	23,550	76,198
Goldwind Science & Technology, Cl H	49,800	47,230
Jiangsu Haili Wind Power Equipment Technology, Cl A *	3,900	35,807
Jinlei Technology, Cl A	15,350	51,657
Ming Yang Smart Energy Group, Cl A	83,200	162,944
Qingdao Tianneng Heavy Industries, Cl A	25,300	18,912
Shanghai Taisheng Wind Power Equipment, Cl A	35,800	38,858
Titan Wind Energy Suzhou, Cl A	50,900	64,445
Windey Energy Technology Group, Cl A	23,500	49,297
		545,348
Utilities — 10.9%
CECEP Wind-Power, Cl A	205,660	90,483
China Datang Renewable Power, Cl H (A)	148,300	38,116
China Longyuan Power Group, Cl H	111,670	91,988
Jiangsu New Energy Development, Cl A	9,000	12,847
		233,434
TOTAL CHINA		778,782
DENMARK — 29.4%
Industrials — 17.1%
Cadeler *	14,765	90,556
Vestas Wind Systems *	17,786	276,324
		366,880

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	November 30, 2024
Global X Wind Energy ETF

	Shares	Value
COMMON STOCK — continued
Utilities — 12.3%
Orsted *	4,780	$265,232

TOTAL DENMARK		632,112
GERMANY — 4.5%
Industrials — 4.5%
Nordex *	7,684	96,984

GREECE — 3.3%
Utilities — 3.3%
Terna Energy	3,331	69,977

INDIA — 2.9%
Utilities — 2.9%
ReNew Energy Global, Cl A *	10,415	62,802

SOUTH KOREA — 2.5%
Industrials — 2.5%
CS Wind	1,883	54,126

TAIWAN — 3.3%
Materials — 3.3%
Century Iron & Steel Industrial	13,125	70,710

TURKEY — 0.3%
Utilities — 0.3%
Galata Wind Enerji	9,548	6,929

TOTAL COMMON STOCK (Cost $3,162,829)		2,138,554

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	November 30, 2024
Global X Wind Energy ETF

	Face Amount	Value
REPURCHASE AGREEMENT(B) — 1.3%
RBC Dominion Securities, Inc. 4.590%, dated 11/29/2024, to be repurchased on 12/02/2024, repurchase price $27,034 (collateralized by various U.S. Government Obligations and U.S. Treasury Obligations, ranging in par value $1 - $10,060, 0.000% - 7.000%, 12/05/2024 - 11/15/2054, with a total market value of $27,454) (Cost $27,024)	$27,024	$27,024
TOTAL INVESTMENTS — 100.9% (Cost $3,189,853)		$2,165,578

Percentages are based on Net Assets of $2,146,713.

*	Non-income producing security.
(A)	This security or a partial position of this security is on loan at November 30, 2024. The total market value of securities on loan at November 30, 2024 was $11,045.
(B)	These securities were purchased with cash collateral held from securities on loan. The total value of such securities as of November 30, 2024 was $27,024. The total value of non-cash collateral held from securities on loan as of November 30, 2024 was $0.

The following is a summary of the level of inputs used as of November 30, 2024, in valuing the Fund’s investments carried at value:

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$2,138,554	$—	$—	$2,138,554
Repurchase Agreement	—	27,024	—	27,024
Total Investments in Securities	$2,138,554	$27,024	$—	$2,165,578

Amounts designated as “—” are $0 or have been rounded to $0.

See “Glossary” for abbreviations.

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	November 30, 2024
Global X PropTech ETF

	Shares	Value
COMMON STOCK — 99.9%
AUSTRALIA — 6.0%
Communication Services — 4.9%
Domain Holdings Australia	5,094	$9,557
REA Group	485	79,472
		89,029
Real Estate — 1.1%
PEXA Group *	2,346	19,929

TOTAL AUSTRALIA		108,958
CHINA — 8.9%
Information Technology — 0.3%
Ming Yuan Cloud Group Holdings	16,490	5,658

Real Estate — 8.6%
KE Holdings ADR	8,214	154,834

TOTAL CHINA		160,492
GERMANY — 9.7%
Communication Services — 4.7%
Scout24	945	84,889

Financials — 1.0%
Hypoport *	83	17,024

Information Technology — 4.0%
Nemetschek	702	72,811

TOTAL GERMANY		174,724
JAPAN — 0.4%

Communication Services — 0.2%
GA Technologies *	367	2,993

Real Estate — 0.2%
SRE Holdings *	200	4,315

TOTAL JAPAN		7,308

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	November 30, 2024
Global X PropTech ETF

	Shares	Value
COMMON STOCK — continued
SWEDEN — 2.7%
Communication Services — 2.7%
Hemnet Group	1,625	$48,666

SWITZERLAND — 1.8%
Real Estate — 1.8%
International Workplace Group	15,735	33,360

UNITED KINGDOM — 4.5%
Communication Services — 4.5%
Rightmove	10,029	82,221

UNITED STATES — 65.9%
Communication Services — 0.1%
Angi, Cl A *	1,362	2,533

Consumer Discretionary — 11.6%
ADT	8,679	66,134
Airbnb, Cl A *	1,051	143,052
		209,186
Financials — 3.1%
Hippo Holdings *	267	8,822
Rocket, Cl A *	2,501	36,339
UWM Holdings	1,774	11,549
		56,710
Industrials — 4.5%
Resideo Technologies *	2,988	81,214

Information Technology — 27.0%
Alarm.com Holdings *	988	64,358
Appfolio, Cl A *	311	78,916
Arlo Technologies *	1,898	21,295
Blend Labs, Cl A *	3,774	19,285
Guidewire Software *	828	167,993
Matterport *	5,660	26,942
Porch Group *	1,471	5,384
Procore Technologies *	1,194	96,953

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	November 30, 2024
Global X PropTech ETF

	Shares	Value
COMMON STOCK — continued
Information Technology — continued
SmartRent, Cl A *	3,530	$6,248
		487,374
Real Estate — 19.6%
CoStar Group *	1,650	134,211
Opendoor Technologies *	11,570	27,074
Zillow Group, Cl C *	2,283	193,393
		354,678
TOTAL UNITED STATES		1,191,695
TOTAL COMMON STOCK (Cost $1,359,568)		1,807,424

	Face Amount
U.S. TREASURY OBLIGATION — 2.8%
U.S. Treasury Bill 4.567%, 12/31/2024(A)	$50,000	49,817
TOTAL U.S. TREASURY OBLIGATION (Cost $49,823)		49,817
TOTAL INVESTMENTS — 102.7% (Cost $1,409,391)		$1,857,241

Percentages are based on Net Assets of $1,808,302.

*	Non-income producing security.
(A)	Interest rate represents the security’s effective yield at the time of purchase.

The following is a summary of the level of inputs used as of November 30, 2024, in valuing the Fund’s investments carried at value:

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$1,807,424	$—	$—	$1,807,424
U.S. Treasury Obligation	—	49,817	—	49,817
Total Investments in Securities	$1,807,424	$49,817	$—	$1,857,241

Amounts designated as “—” are $0 or have been rounded to $0.

See “Glossary” for abbreviations.

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	November 30, 2024
Global X Defense Tech ETF

	Shares	Value
COMMON STOCK — 99.7%
AUSTRALIA — 0.1%
Industrials — 0.1%
DroneShield *	2,083,132	$1,058,502

FRANCE — 5.4%
Industrials — 5.4%
Dassault Aviation	44,682	8,891,189
Thales	215,846	32,258,694

TOTAL FRANCE		41,149,883
GERMANY — 5.7%
Industrials — 5.7%
Hensoldt	165,540	6,434,238
Rheinmetall	56,725	37,289,832

TOTAL GERMANY		43,724,070
ISRAEL — 2.2%
Industrials — 2.2%
Elbit Systems	68,716	16,670,337

ITALY — 3.9%
Industrials — 3.9%
Leonardo	1,102,759	29,665,788

JAPAN — 0.0%
Information Technology — 0.0%
Nippon Avionics	15,300	237,979

SOUTH KOREA — 4.6%
Industrials — 4.6%
Hanwha Aerospace	86,981	19,484,293
Hanwha Systems	179,213	2,967,507
Korea Aerospace Industries	193,786	8,112,327
LIG Nex1	33,687	4,759,476

TOTAL SOUTH KOREA		35,323,603

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	November 30, 2024
Global X Defense Tech ETF

	Shares	Value
COMMON STOCK — continued
SWEDEN — 2.7%
Industrials — 2.7%
Saab, Cl B	958,626	$20,969,957

TURKEY — 0.4%
Industrials — 0.4%
Aselsan Elektronik Sanayi Ve Ticaret	1,507,609	3,017,434

UNITED KINGDOM — 6.8%
Industrials — 6.8%
Babcock International Group	1,307,233	8,532,115
BAE Systems	2,116,937	33,015,338
Chemring Group	708,339	3,191,689
QinetiQ Group	1,362,455	7,190,230

TOTAL UNITED KINGDOM		51,929,372
UNITED STATES — 67.9%
Industrials — 58.4%
AeroVironment *	76,503	14,879,833
BWX Technologies	251,994	32,973,415
General Dynamics	212,507	60,354,113
Huntington Ingalls Industries	107,402	21,257,004
Kratos Defense & Security Solutions *	407,508	11,039,392
L3Harris Technologies	139,956	34,464,165
Leidos Holdings	214,180	35,425,372
Lockheed Martin	114,428	60,579,327
Mercury Systems *	160,183	6,588,327
Moog, Cl A	77,781	17,210,602
National Presto Industries	14,244	1,135,532
Northrop Grumman	123,889	60,662,249
Parsons *	290,937	27,903,768
RTX	516,334	62,904,971
		447,378,070

Information Technology — 9.5%
BigBear.ai Holdings *	263,972	604,496
OSI Systems *	43,083	7,642,924
Palantir Technologies, Cl A *	930,521	62,419,349
Red Cat Holdings *	154,800	1,821,996

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	November 30, 2024
Global X Defense Tech ETF

	Shares	Value
COMMON STOCK — continued
Information Technology — continued
Telos *	128,378	$436,485
		72,925,250
TOTAL UNITED STATES		520,303,320
TOTAL COMMON STOCK (Cost $706,685,595)		764,050,245
TOTAL INVESTMENTS — 99.7% (Cost $706,685,595)		$764,050,245

Percentages are based on Net Assets of $766,036,861.

*	Non-income producing security.

The following is a summary of the level of inputs used as of November 30, 2024, in valuing the Fund’s investments carried at value:

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$747,379,908	$16,670,337	$—	$764,050,245
Total Investments in Securities	$747,379,908	$16,670,337	$—	$764,050,245

Amounts designated as “—” are $0 or have been rounded to $0.

See “Glossary” for abbreviations.

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	November 30, 2024
Global X Infrastructure Development ex-U.S. ETF

	Shares	Value
COMMON STOCK — 99.7%
AUSTRALIA — 0.8%
Industrials — 0.8%
Aurizon Holdings	9,055	$19,938

AUSTRIA — 0.4%
Materials — 0.4%
voestalpine	547	10,584

BRAZIL — 1.3%
Materials — 1.3%
Cia Siderurgica Nacional	3,300	6,168
Gerdau ADR	7,131	23,960

TOTAL BRAZIL		30,128
CANADA — 7.9%

Industrials — 7.9%
AtkinsRealis Group, Cl Common Subs. Receipt	849	46,096
Canadian National Railway	644	71,909
Canadian Pacific Kansas City	947	72,444

TOTAL CANADA		190,449
CHINA — 3.7%
Communication Services — 1.3%
China Tower, Cl H	238,000	31,197

Industrials — 1.2%
China Communications Services, Cl H	12,000	6,292
China Energy Engineering, Cl H	34,000	4,282
China Lesso Group Holdings	5,000	2,255
China Railway Group, Cl H	21,000	10,093
Zoomlion Heavy Industry Science and Technology, Cl H	7,600	5,088
		28,010

Materials — 1.2%
Anhui Conch Cement, Cl H	6,660	17,374
China National Building Material, Cl H	24,000	10,240

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	November 30, 2024
Global X Infrastructure Development ex-U.S. ETF

	Shares	Value
COMMON STOCK — continued
Materials — continued
China Resources Building Materials Technology Holdings	12,000	$2,745
		30,359
TOTAL CHINA		89,566
DENMARK — 1.0%
Industrials — 1.0%
NKT *	295	22,749

FRANCE — 6.7%
Industrials — 6.7%
Bouygues	970	28,850
Eiffage	457	41,221
Nexans	175	19,851
Vinci	662	69,823

TOTAL FRANCE		159,745
GERMANY — 3.0%
Materials — 3.0%
Heidelberg Materials	564	71,126

INDIA — 21.6%
Communication Services — 1.1%
Indus Towers *	6,455	26,688

Industrials — 7.5%
Action Construction Equipment	201	3,112
IRB Infrastructure Developers	10,658	6,734
IRCON International	1,732	4,300
Kalpataru Projects International	532	7,178
KEC International	661	8,248
KEI Industries	294	15,008
Larsen & Toubro	1,679	74,014
NCC	2,246	8,232
Polycab India	350	30,229
Rail Vikas Nigam	3,052	15,743
RITES	700	2,359

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	November 30, 2024
Global X Infrastructure Development ex-U.S. ETF

	Shares	Value
COMMON STOCK — continued
Industrials — continued
Techno Electric & Engineering	246	$4,291
		179,448

Materials — 13.0%
Ambuja Cements	4,155	26,136
Dalmia Bharat	381	8,208
Jindal Stainless	1,421	11,490
Jindal Steel & Power	2,026	21,734
JK Cement	179	9,063
JSW Steel	4,757	54,384
Ramco Cements	592	7,110
Shree Cement	51	15,739
Steel Authority of India	7,740	10,728
Tata Steel	42,903	73,390
UltraTech Cement	552	73,182
		311,164
TOTAL INDIA		517,300
ISRAEL — 0.2%
Industrials — 0.2%
Shapir Engineering and Industry *	685	5,053

ITALY — 5.5%
Communication Services — 0.7%
Infrastrutture Wireless Italiane	1,728	17,795

Energy — 0.7%
Saipem *	6,513	16,792

Industrials — 3.4%
Maire	709	5,426
Prysmian	1,093	72,059
Webuild	1,563	4,368
		81,853

Materials — 0.7%
Buzzi	376	15,925

TOTAL ITALY		132,365

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	November 30, 2024
Global X Infrastructure Development ex-U.S. ETF

	Shares	Value
COMMON STOCK — continued
JAPAN — 13.4%
Industrials — 4.9%
COMSYS Holdings	500	$10,863
EXEO Group	850	9,919
Hitachi Construction Machinery	555	12,483
INFRONEER Holdings	810	6,548
Komatsu	2,650	71,038
SHO-BOND Holdings	170	5,876
		116,727

Materials — 8.5%
JFE Holdings	2,900	33,000
Maruichi Steel Tube	270	5,828
Nippon Steel	3,510	71,493
Shin-Etsu Chemical	1,910	70,634
Taiheiyo Cement	560	14,180
Yamato Kogyo	170	8,739
		203,874
TOTAL JAPAN		320,601
LUXEMBOURG — 2.4%
Materials — 2.4%
ArcelorMittal	2,274	57,259

MALAYSIA — 1.3%
Industrials — 1.3%
Gamuda	11,400	22,826
IJM	13,500	9,050

TOTAL MALAYSIA		31,876
MEXICO — 2.1%
Materials — 2.1%
Cemex ADR	7,918	44,104
Ternium ADR	195	6,468

TOTAL MEXICO		50,572

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	November 30, 2024
Global X Infrastructure Development ex-U.S. ETF

	Shares	Value
COMMON STOCK — continued
NETHERLANDS — 0.8%
Industrials — 0.8%
Aalberts	495	$19,020

POLAND — 0.3%
Industrials — 0.3%
Budimex	67	7,771

SOUTH KOREA — 4.9%
Industrials — 1.6%
Doosan Bobcat	286	7,954
KEPCO Engineering & Construction	96	4,679
LS Electric	86	8,877
Samsung E&A *	861	11,079
Taihan Electric Wire *	592	4,800
		37,389

Materials — 3.3%
Hyundai Steel	491	7,373
POSCO Holdings	354	71,686
		79,059
TOTAL SOUTH KOREA		116,448
SPAIN — 4.5%
Communication Services — 3.1%
Cellnex Telecom	2,099	75,333

Industrials — 0.4%
Sacyr	2,571	8,396

Materials — 0.4%
Acerinox	884	8,879

Utilities — 0.6%
Acciona	116	14,739

TOTAL SPAIN		107,347

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	November 30, 2024
Global X Infrastructure Development ex-U.S. ETF

	Shares	Value
COMMON STOCK — continued
SWEDEN — 3.7%
Industrials — 3.1%
AFRY	482	$6,692
Epiroc, Cl A	3,331	60,632
Peab, Cl B	815	5,983
		73,307

Materials — 0.6%
SSAB, Cl B	3,198	14,454

TOTAL SWEDEN		87,761
SWITZERLAND — 1.6%
Industrials — 1.2%
Georg Fischer	383	29,692

Information Technology — 0.4%
Landis+Gyr Group	132	9,589

TOTAL SWITZERLAND		39,281
TAIWAN — 2.6%
Materials — 2.6%
Asia Cement	12,940	16,751
Goldsun Building Materials	3,580	5,952
TCC Group Holdings	33,600	34,652
Tung Ho Steel Enterprise	2,430	5,274

TOTAL TAIWAN		62,629
TURKEY — 0.2%
Materials — 0.2%
Borusan Birlesik Boru Fabrikalari Sanayi ve Ticaret *	173	2,257
Oyak Cimento Fabrikalari *	1,478	3,084

TOTAL TURKEY		5,341
UNITED ARAB EMIRATES — 0.3%
Industrials — 0.3%
NMDC Group PJSC	1,160	7,706

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	November 30, 2024
Global X Infrastructure Development ex-U.S. ETF

	Shares	Value
COMMON STOCK — continued
UNITED KINGDOM — 0.4%
Materials — 0.4%
Breedon Group	1,424	$8,344

UNITED STATES — 9.1%
Energy — 3.0%
Tenaris ADR	1,896	72,674

Industrials — 3.1%
Ferrovial	1,813	74,719

Materials — 3.0%
Holcim	704	71,710

TOTAL UNITED STATES		219,103
TOTAL COMMON STOCK (Cost $2,481,394)		2,390,062
TOTAL INVESTMENTS — 99.7% (Cost $2,481,394)		$2,390,062

Percentages are based on Net Assets of $2,397,253.

*	Non-income producing security.

The following is a summary of the level of inputs used as of November 30, 2024, in valuing the Fund’s investments carried at value:

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$2,385,009	$5,053	$—	$2,390,062
Total Investments in Securities	$2,385,009	$5,053	$—	$2,390,062

Amounts designated as “—” are $0 or have been rounded to $0.

See “Glossary” for abbreviations.

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	November 30, 2024
Glossary (abbreviations which may be used in the preceding Schedules of Investments):

Fund Abbreviations

ADR — American Depositary Receipt

Cl — Class

ETF — Exchange-Traded Fund

NVDR — Non-Voting Depositary Receipt

PJSC — Public Joint Stock Company

REIT — Real Estate Investment Trust

Statements of Assets and Liabilities

November 30, 2024

	Global X Millennial Consumer ETF	Global X Aging Population ETF	Global X Robotics & Artificial Intelligence ETF	Global X FinTech ETF
Assets:
Cost of Investments	$131,982,166	$60,918,780	$2,566,113,684	$386,079,570
Cost of Repurchase Agreement	—	—	56,300,544	5,731,508
Cost (Proceeds) of Foreign Currency	—	(46)	(19,688)	(1,276)
Investments, at Value	$130,861,921	$61,744,170	$2,638,200,753 *	$349,162,245 *
Repurchase Agreement, at Value	—	—	56,300,544	5,731,508
Cash	182,980	61,463	2,187,801	231,948
Dividend, Interest, and Securities Lending Income Receivable	38,070	60,476	4,149,788	23,139
Reclaim Receivable	—	76,854	4,681,241	222,229
Cash pledged as collateral on Futures Contracts	—	—	636,353	—
Receivable for Variation Margin on Futures Contracts	—	—	93,860	—
Due from Broker	—	71	—	—
Total Assets	131,082,971	61,943,034	2,706,250,340	355,371,069
Liabilities:
Obligation to Return Securities Lending Collateral	—	—	56,300,544	5,731,508
Payable due to Investment Adviser	51,968	25,126	1,460,608	181,360
Overdraft of Foreign Currency	—	44	19,834	1,250
Unrealized Depreciation on Spot Contracts	—	14	1,315	—
Due to Broker	—	15,600	—	—
Total Liabilities	51,968	40,784	57,782,301	5,914,118
Net Assets	$131,031,003	$61,902,250	$2,648,468,039	$349,456,951
Net Assets Consist of:
Paid-in Capital	$144,409,911	$64,670,043	$3,100,953,928	$570,937,448
Total Accumulated Losses	(13,378,908)	(2,767,793)	(452,485,889)	(221,480,497)
Net Assets	$131,031,003	$61,902,250	$2,648,468,039	$349,456,951
Outstanding Shares of Beneficial Interest (unlimited authorization — no par value)	2,790,000	1,940,000	79,650,000	10,290,000
Net Asset Value, Offering and Redemption Price Per Share	$46.96	$31.91	$33.25	$33.96
*Includes Market Value of Securities on Loan	$—	$—	$66,297,043	$6,092,397

The accompanying notes are an integral part of the financial statements.

Statements of Assets and Liabilities

November 30, 2024

	Global X Internet of Things ETF		Global X U.S. Infrastructure Development ETF	Global X Autonomous & Electric Vehicles ETF	Global X Artificial Intelligence & Technology ETF
Assets:
Cost of Investments	$209,094,803		$6,930,005,889	$609,505,348	$2,100,409,239
Cost of Repurchase Agreement	2,678,798		—	45,018,351	4,903,463
Cost (Proceeds) of Foreign Currency	—		—	(5,312)	(194)
Investments, at Value	$240,449,286	*	$9,703,754,630	$413,523,534 *	$2,486,203,734	*
Repurchase Agreement, at Value	2,678,798		—	45,018,351	4,903,463
Cash	71,260		7,747,488	480,270	4,199,349
Reclaim Receivable	207,360		—	412,315	236,916
Dividend, Interest, and Securities Lending Income Receivable	126,743		7,111,676	884,755	1,267,995
Receivable for Capital Shares Sold	—		—	—	9,688,566
Cash pledged as collateral on Futures Contracts	—		718,610	—	—
Receivable for Variation Margin on Futures Contracts	—		43,775	—	—
Due from Broker	—		—	11,333	14,225
Total Assets	243,533,447		9,719,376,179	460,330,558	2,506,514,248
Liabilities:
Obligation to Return Securities Lending Collateral	2,678,798		—	45,018,351	4,903,463
Payable due to Investment Adviser	132,515		3,515,019	234,180	1,327,277
Payable for Investment Securities Purchased	—		—	—	9,588,171
Payable for Capital Shares Redeemed	—		—	—	5,449
Overdraft of Foreign Currency	—		—	5,215	201
Unrealized Depreciation on Spot Contracts	—		—	20	133
Due to Broker	—		7,668	—	—
Total Liabilities	2,811,313		3,522,687	45,257,766	15,824,694
Net Assets	$240,722,134		$9,715,853,492	$415,072,792	$2,490,689,554
Net Assets Consist of:
Paid-in Capital	$230,124,315		$6,932,303,198	$757,978,886	$2,137,511,381
Total Distributable Earnings (Accumulated Losses)	10,597,819		2,783,550,294	(342,906,094)	353,178,173
Net Assets	$240,722,134		$9,715,853,492	$415,072,792	$2,490,689,554
Outstanding Shares of Beneficial Interest (unlimited authorization — no par value)	6,660,000		212,540,000	17,560,002	64,270,002
Net Asset Value, Offering and Redemption Price Per Share	$36.14		$45.71	$23.64	$38.75
*Includes Market Value of Securities on Loan	$2,616,946		$—	$49,925,088	$4,792,740

The accompanying notes are an integral part of the financial statements.

Statements of Assets and Liabilities

November 30, 2024

	Global X Genomics & Biotechnology ETF		Global X Cloud Computing ETF		Global X Thematic Growth ETF		Global X Video Games & Esports ETF
Assets:
Cost of Investments	$122,172,694		$455,846,273		$—		$157,850,660
Cost of Affiliated Investments	—		—		20,940,748		—
Cost of Repurchase Agreement	5,201,334		25,769		1,805,799		3,507,932
Cost (Proceeds) of Foreign Currency	—		—		—		(736)
Investments, at Value	$79,092,214	*	$376,067,918	*	$—		$111,568,407 *
Affiliated Investments, at Value	—		—		15,763,232	*	—
Repurchase Agreement, at Value	5,201,334		25,769		1,805,799		3,507,932
Cash	94,020		598,570		15,417		209,921
Dividend, Interest, and Securities Lending Income Receivable	1,333		44,762		2,174		94,893
Unrealized Appreciation on Spot Contracts	—		—		—		66
Reclaim Receivable	—		—		—		1,980
Receivable due from Investment Adviser	—		—		2,051		—
Due from Broker	—		—		—		12,795
Total Assets	84,388,901		376,737,019		17,588,673		115,395,994
Liabilities:
Obligation to Return Securities Lending Collateral	5,201,334		40,832		1,805,799		3,507,932
Payable due to Investment Adviser	31,091		198,177		—		44,275
Payable for Investment Securities Purchased	—		—		—		2,989,382
Overdraft of Foreign Currency	—		—		—		757
Total Liabilities	5,232,425		239,009		1,805,799		6,542,346
Net Assets	$79,156,476		$376,498,010		$15,782,874		$108,853,648
Net Assets Consist of:
Paid-in Capital	$225,325,894		$748,743,136		$71,779,248		$228,977,290
Total Accumulated Losses	(146,169,418)		(372,245,126)		(55,996,374)		(120,123,642)
Net Assets	$79,156,476		$376,498,010		$15,782,874		$108,853,648
Outstanding Shares of Beneficial Interest (unlimited authorization — no par value)	7,310,000		15,280,000		620,000		4,470,000
Net Asset Value, Offering and Redemption Price Per Share	$10.83		$24.64		$25.46		$24.35
*Includes Market Value of Securities on Loan	$5,077,380		$40,898		$1,767,076		$4,545,919

The accompanying notes are an integral part of the financial statements.

Statements of Assets and Liabilities

November 30, 2024

	Global X Cybersecurity ETF		Global X Telemedicine & Digital Health ETF		Global X CleanTech ETF		Global X Data Center & Digital Infrastructure ETF
Assets:
Cost of Investments	$586,648,100		$83,196,973		$100,428,863		$138,051,770
Cost of Affiliated Investments	162,936,717		—		—		—
Cost of Repurchase Agreement	1,552,603		134,299		7,091,965		—
Cost (Proceeds) of Foreign Currency	—		1		—		44,657
Investments, at Value	$665,122,613	*	$43,551,048	*	$34,815,845	*	$148,909,485
Affiliated Investments, at Value	152,672,993		—		—		—
Repurchase Agreement, at Value	1,552,603		134,299		7,091,965		—
Cash	1,381,423		38,552		—		122,242
Foreign Currency, at Value	—		1		31		44,657
Dividend, Interest, and Securities Lending Income Receivable	483,477		10,169		12,126		236,034
Reclaim Receivable	—		12,942		20,362		—
Due from Broker	—		—		13,524		—
Total Assets	821,213,109		43,747,011		41,953,853		149,312,418
Liabilities:
Obligation to Return Securities Lending Collateral	1,552,603		212,802		7,091,965		—
Payable due to Investment Adviser	322,390		23,626		14,236		54,332
Payable for Investment Securities Purchased	—		—		—		10,961,069
Unrealized Depreciation on Spot Contracts	—		—		—		18
Cash Overdraft	—		—		2,094		—
Custodian Fees Payable	—		6		—		—
Due to Broker	30,319		—		—		—
Total Liabilities	1,905,312		236,434		7,108,295		11,015,419
Net Assets	$819,307,797		$43,510,577		$34,845,558		$138,296,999
Net Assets Consist of:
Paid-in Capital	$990,516,135		$203,606,882		$154,136,914		$135,002,633
Total Distributable Earnings (Accumulated Losses)	(171,208,338)		(160,096,305)		(119,291,356)		3,294,366
Net Assets	$819,307,797		$43,510,577		$34,845,558		$138,296,999
Outstanding Shares of Beneficial Interest (unlimited authorization — no par value)	24,500,000		4,160,000		4,700,000		7,870,000
Net Asset Value, Offering and Redemption Price Per Share	$33.44		$10.46		$7.41		$17.57
*Includes Market Value of Securities on Loan	$1,478,182		$203,226		$7,190,765		$—

The accompanying notes are an integral part of the financial statements.

Statements of Assets and Liabilities

November 30, 2024

	Global X Clean Water ETF	Global X AgTech & Food Innovation ETF	Global X Blockchain ETF		Global X Hydrogen ETF ‡
Assets:
Cost of Investments	$9,018,742	$5,170,400	$137,465,462		$66,996,377
Cost of Repurchase Agreement	—	—	33,910,264		11,136,720
Cost (Proceeds) of Foreign Currency	1,585	365	—		(215,280)
Investments, at Value	$10,655,837	$4,716,837	$226,465,736	*	$39,971,869 *
Repurchase Agreement, at Value	—	—	33,910,264		11,136,720
Cash	2,572	5,653	347,725		882,826
Foreign Currency, at Value	1,599	367	—		—
Dividend, Interest, and Securities Lending Income Receivable	31,502	3,631	45,864		61,462
Receivable for Investment Securities Sold	—	—	—		304,082
Reclaim Receivable	—	1,569	—		961
Total Assets	10,691,510	4,728,057	260,769,589		52,357,920
Liabilities:
Obligation to Return Securities Lending Collateral	—	—	33,910,264		11,136,720
Payable due to Investment Adviser	4,301	1,887	83,628		14,818
Unrealized Depreciation on Spot Contracts	9	—	—		791
Payable for Investment Securities Purchased	—	—	—		352,163
Due to Custodian	—	—	—		215,280
Due to Broker	—	—	—		1,607
Total Liabilities	4,310	1,887	33,993,892		11,721,379
Net Assets	$10,687,200	$4,726,170	$226,775,697		$40,636,541
Net Assets Consist of:
Paid-in Capital	$9,671,295	$9,714,029	$284,145,550		$100,421,810
Total Distributable Earnings (Accumulated Losses)	1,015,905	(4,987,859)	(57,369,853)		(59,785,269)
Net Assets	$10,687,200	$4,726,170	$226,775,697		$40,636,541
Outstanding Shares of Beneficial Interest (unlimited authorization — no par value)	580,000	450,000	3,185,860		1,589,895
Net Asset Value, Offering and Redemption Price Per Share	$18.43	$10.50	$71.18		$25.56
*Includes Market Value of Securities on Loan	$—	$—	$33,850,524		$10,737,452

‡	The Outstanding Shares of Beneficial Interest and Net Asset Value, Offering and Redemption Price Per Share were updated to reflect the effect of a 1 for 5 reverse share split on June 14, 2024. (See Note 10 in the Notes to Financial Statements.)

The accompanying notes are an integral part of the financial statements.

Statements of Assets and Liabilities

November 30, 2024

	Global X Solar ETF		Global X Wind Energy ETF		Global X PropTech ETF	Global X Defense Tech ETF
Assets:
Cost of Investments	$8,346,487		$3,162,829		$1,409,391	$706,685,595
Cost of Repurchase Agreement	96,079		27,024		—	—
Cost (Proceeds) of Foreign Currency	25		—		2	8,552
Investments, at Value	$6,604,554	*	$2,138,554	*	$1,857,241	$764,050,245
Repurchase Agreement, at Value	96,079		27,024		—	—
Cash	3,996		2,393		1,548	1,178,213
Foreign Currency, at Value	25		—		2	8,542
Dividend, Interest, and Securities Lending Income Receivable	1,986		1,741		—	1,094,229
Reclaim Receivable	229		4,900		540	5,356
Due from Broker	—		—		—	7,759,604
Total Assets	6,706,869		2,174,612		1,859,331	774,096,189
Liabilities:
Obligation to Return Securities Lending Collateral	96,079		27,024		—	—
Payable due to Investment Adviser	2,750		875		1,206	299,587
Payable for Investment Securities Purchased	—		—		49,823	—
Payable for Capital Shares Redeemed	—		—		—	7,759,604
Unrealized Depreciation on Spot Contracts	—		—		—	137
Total Liabilities	98,829		27,899		51,029	8,059,328
Net Assets	$6,608,040		$2,146,713		$1,808,302	$766,036,861
Net Assets Consist of:
Paid-in Capital	$11,362,776		$5,426,879		$1,348,968	$708,900,284
Total Distributable Earnings (Accumulated Losses)	(4,754,736)		(3,280,166)		459,334	57,136,577
Net Assets	$6,608,040		$2,146,713		$1,808,302	$766,036,861
Outstanding Shares of Beneficial Interest (unlimited authorization — no par value)	650,000		180,000		50,000	19,510,000
Net Asset Value, Offering and Redemption Price Per Share	$10.17		$11.93		$36.17	$39.26
*Includes Market Value of Securities on Loan	$92,442		$11,045		$—	$—

The accompanying notes are an integral part of the financial statements.

Statements of Assets and Liabilities

November 30, 2024

Global X Infrastructure Development ex- U.S. ETF
Assets:
Cost of Investments	$2,481,394
Cost (Proceeds) of Foreign Currency	900
Investments, at Value	$2,390,062
Cash	1,326
Foreign Currency, at Value	901
Dividend, Interest, and Securities Lending Income Receivable	6,047
Reclaim Receivable	1
Total Assets	2,398,337
Liabilities:
Payable due to Investment Adviser	1,074
Unrealized Depreciation on Spot Contracts	10
Total Liabilities	1,084
Net Assets	$2,397,253
Net Assets Consist of:
Paid-in Capital	$2,487,556
Total Accumulated Losses	(90,303)
Net Assets	$2,397,253
Outstanding Shares of Beneficial Interest (unlimited authorization — no par value)	100,000
Net Asset Value, Offering and Redemption Price Per Share	$23.97

The accompanying notes are an integral part of the financial statements.

Statements of Operations

For the year ended November 30, 2024

	Global X Millennial Consumer ETF	Global X Aging Population ETF	Global X Robotics & Artificial Intelligence ETF	Global X FinTech ETF
Investment Income:
Dividend Income	$937,540	$801,141	$19,631,336	$2,429,821
Interest Income	4,876	4,339	74,545	7,616
Security Lending Income	1,002	—	2,546,452	142,902
Reclaim Income	—	39,459	1,337,545	—
Less: Foreign Taxes Withheld	—	(74,271)	(3,813,743)	(162,325)
Total Investment Income	943,418	770,668	19,776,135	2,418,014
Expenses:
Supervision and Administration Fees(1)	584,773	296,580	17,751,189	2,189,288
Custodian Fees(2)	110	258	12,275	1,179
Total Expenses	584,883	296,838	17,763,464	2,190,467
Net Investment Income	358,535	473,830	2,012,671	227,547
Net Realized Gain (Loss) on:
Investments(3)	7,440,234	2,025,422	437,006,305	(34,157,600)
Futures Contracts	—	—	1,045,895	—
Foreign Currency Transactions	—	(3,495)	(435,911)	2,429
Net Realized Gain (Loss)	7,440,234	2,021,927	437,616,289	(34,155,171)
Net Change in Unrealized Appreciation (Depreciation) on:
Investments	34,290,075	7,692,593	116,133,469	169,042,746
Futures Contracts	—	—	69,859	—
Foreign Currency Translations	—	(2,670)	(421,402)	(3,466)
Net Change in Unrealized Appreciation (Depreciation)	34,290,075	7,689,923	115,781,926	169,039,280
Net Realized and Unrealized Gain (Loss)	41,730,309	9,711,850	553,398,215	134,884,109
Net Increase in Net Assets Resulting from Operations	$42,088,844	$10,185,680	$555,410,886	$135,111,656

(1)	The Supervision and Administration fees includes fees paid by the Funds for the investment advisory services provided by the Adviser. (See Note 3 in the Notes to Financial Statements.)
(2)	See Note 2 in the Notes to Financial Statements.
(3)	Includes realized gains (losses) as a result of in-kind redemptions. (See Note 4 in the Notes to Financial Statements.)

The accompanying notes are an integral part of the financial statements.

Statements of Operations

For the year ended November 30, 2024

	Global X Internet of Things ETF	Global X U.S. Infrastructure Development ETF	Global X Autonomous & Electric Vehicles ETF	Global X Artificial Intelligence & Technology ETF
Investment Income:
Dividend Income	$3,385,028	$79,466,259	$8,332,629	$15,987,935
Interest Income	15,075	555,918	32,159	103,489
Security Lending Income	42,900	1,218	2,683,544	38,602
Less: Foreign Taxes Withheld	(219,032)	—	(779,152)	(790,285)
Total Investment Income	3,223,971	80,023,395	10,269,180	15,339,741
Expenses:
Supervision and Administration Fees(1)	1,829,294	34,215,409	3,693,361	11,888,417
Custodian Fees(2)	491	—	5,115	1,424
Total Expenses	1,829,785	34,215,409	3,698,476	11,889,841
Net Investment Income	1,394,186	45,807,986	6,570,704	3,449,900
Net Realized Gain (Loss) on:
Investments(3)	12,030,052	402,682,374	(18,031,219)	89,840,899
Futures Contracts	—	(8,231)	—	—
Foreign Currency Transactions	(21,543)	—	(55,936)	(150,387)
Net Realized Gain (Loss)	12,008,509	402,674,143	(18,087,155)	89,690,512
Net Change in Unrealized Appreciation (Depreciation) on:
Investments	18,518,801	2,220,956,351	35,512,974	338,443,678
Futures Contracts	—	151,291	—	—
Foreign Currency Translations	(7,233)	—	(30,033)	(18,715)
Net Change in Unrealized Appreciation (Depreciation)	18,511,568	2,221,107,642	35,482,941	338,424,963
Net Realized and Unrealized Gain (Loss)	30,520,077	2,623,781,785	17,395,786	428,115,475
Net Increase in Net Assets Resulting from Operations	$31,914,263	$2,669,589,771	$23,966,490	$431,565,375

(1)	The Supervision and Administration fees includes fees paid by the Funds for the investment advisory services provided by the Adviser. (See Note 3 in the Notes to Financial Statements.)
(2)	See Note 2 in the Notes to Financial Statements.
(3)	Includes realized gains (losses) as a result of in-kind redemptions. (See Note 4 in the Notes to Financial Statements.)

The accompanying notes are an integral part of the financial statements.

Statements of Operations

For the year ended November 30, 2024

	Global X Genomics & Biotechnology ETF	Global X Cloud Computing ETF	Global X Thematic Growth ETF	Global X Video Games & Esports ETF
Investment Income:
Dividend Income	$222,519	$634,891	$—	$1,802,917
Dividend Income, from Affiliated Investments	—	—	292,654	—
Interest Income	3,840	19,992	1,670	14,918
Security Lending Income	17,275	24,792	50,463	55,514
Less: Foreign Taxes Withheld	(972)	—	—	(129,424)
Total Investment Income	242,662	679,675	344,787	1,743,925
Expenses:
Supervision and Administration Fees(1)	451,671	3,267,124	107,767	607,562
Custodian Fees(2)	852	565	914	2,875
Total Expenses	452,523	3,267,689	108,681	610,437
Net Investment Income (Loss)	(209,861)	(2,588,014)	236,106	1,133,488
Net Realized Gain (Loss) on:
Investments(3)	(4,293,598)	(99,310,647)	—	(7,819,455)
Affiliated Investments	—	—	(18,768,821)	—
Foreign Currency Transactions	(431)	(439)	—	(15,072)
Capital Gain Distribution from Affiliated
Investments	—	—	167	—
Payment from Adviser(4)	—	—	124,963	—
Net Realized Gain (Loss)	(4,294,029)	(99,311,086)	(18,643,691)	(7,834,527)
Net Change in Unrealized Appreciation (Depreciation) on:
Investments	7,941,313	152,128,322	—	29,592,744
Affiliated Investments	—	—	20,996,812	—
Foreign Currency Translations	—	—	—	(6,144)
Net Change in Unrealized Appreciation (Depreciation)	7,941,313	152,128,322	20,996,812	29,586,600
Net Realized and Unrealized Gain (Loss)	3,647,284	52,817,236	2,353,121	21,752,073
Net Increase in Net Assets Resulting from Operations	$3,437,423	$50,229,222	$2,589,227	$22,885,561

(1)	The Supervision and Administration fees includes fees paid by the Funds for the investment advisory services provided by the Adviser. (See Note 3 in the Notes to Financial Statements.)
(2)	See Note 2 in the Notes to Financial Statements.
(3)	Includes realized gains (losses) as a result of in-kind redemptions. (See Note 4 in the Notes to Financial Statements.)
(4)	See Note 3 in the Notes to Financial Statements.

The accompanying notes are an integral part of the financial statements.

Statements of Operations

For the year ended November 30, 2024

	Global X Cybersecurity ETF	Global X Telemedicine & Digital Health ETF	Global X CleanTech ETF	Global X Data Center & Digital Infrastructure ETF
Investment Income:
Dividend Income	$4,892,193	$107,217	$571,119	$1,703,861
Dividend Income, from Affiliated Investments	684,633	—	—	—
Interest Income	50,752	2,448	2,468	6,752
Security Lending Income	33,600	2,021	155,303	—
Less: Foreign Taxes Withheld	(473,628)	(3,426)	(28,699)	(37,292)
Total Investment Income	5,187,550	108,260	700,191	1,673,321
Expenses:
Supervision and Administration Fees(1)	3,818,371	350,324	231,786	395,144
Custodian Fees(2)	93,890	89	787	616
Total Expenses	3,912,261	350,413	232,573	395,760
Net Investment Income (Loss)	1,275,289	(242,153)	467,618	1,277,561
Net Realized Gain (Loss) on:
Investments(3)	(7,995,621)	(39,632,355)	(27,404,058)	(2,701,721)
Affiliated Investments	919,822	—	—	—
Futures Contracts	186,940	—	—	—
Foreign Currency Transactions	(207,016)	642	(2,803)	(18,717)
Net Realized Gain (Loss)	(7,095,875)	(39,631,713)	(27,406,861)	(2,720,438)
Net Change in Unrealized Appreciation (Depreciation) on:
Investments	156,028,795	47,423,755	14,662,006	19,526,073
Affiliated Investments	8,907,304	—	—	—
Foreign Currency Translations	(7,200)	(682)	(636)	628
Net Change in Unrealized Appreciation (Depreciation)	164,928,899	47,423,073	14,661,370	19,526,701
Net Realized and Unrealized Gain (Loss)	157,833,024	7,791,360	(12,745,491)	16,806,263
Net Increase (Decrease) in Net Assets Resulting from Operations	$159,108,313	$7,549,207	$(12,277,873)	$18,083,824

(1)	The Supervision and Administration fees includes fees paid by the Funds for the investment advisory services provided by the Adviser. (See Note 3 in the Notes to Financial Statements.)
(2)	See Note 2 in the Notes to Financial Statements.
(3)	Includes realized gains (losses) as a result of in-kind redemptions. (See Note 4 in the Notes to Financial Statements.)

The accompanying notes are an integral part of the financial statements.

Statements of Operations

For the year ended November 30, 2024

	Global X Clean Water ETF	Global X AgTech & Food Innovation ETF	Global X Blockchain ETF	Global X Hydrogen ETF
Investment Income:
Dividend Income	$199,949	$107,621	$53,264	$121,798
Interest Income	510	753	9,984	4,310
Security Lending Income	—	—	918,372	191,618
Less: Foreign Taxes Withheld	(1,958)	(6,972)	(5,625)	(4,791)
Total Investment Income	198,501	101,402	975,995	312,935
Expenses:
Supervision and Administration Fees(1)	49,972	22,149	740,708	193,592
Custodian Fees(2)	20	23	1,006	157
Total Expenses	49,992	22,172	741,714	193,749
Net Investment Income	148,509	79,230	234,281	119,186
Net Realized Gain (Loss) on:
Investments(3)	258,890	37,021	37,054,248	(12,396,832)
Foreign Currency Transactions	(1,728)	(738)	(74,816)	(11,796)
Net Realized Gain (Loss)	257,162	36,283	36,979,432	(12,408,628)
Net Change in Unrealized Appreciation (Depreciation) on:
Investments	1,460,560	133,773	91,092,802	2,758,440
Foreign Currency Translations	46	333	2	(1,863)
Net Change in Unrealized Appreciation (Depreciation)	1,460,606	134,106	91,092,804	2,756,577
Net Realized and Unrealized Gain (Loss)	1,717,768	170,389	128,072,236	(9,652,051)
Net Increase (Decrease) in Net Assets Resulting from Operations	$1,866,277	$249,619	$128,306,517	$(9,532,865)

(1)	The Supervision and Administration fees includes fees paid by the Funds for the investment advisory services provided by the Adviser. (See Note 3 in the Notes to Financial Statements.)
(2)	See Note 2 in the Notes to Financial Statements.
(3)	Includes realized gains (losses) as a result of in-kind redemptions. (See Note 4 in the Notes to Financial Statements.)

The accompanying notes are an integral part of the financial statements.

Statements of Operations

For the year ended November 30, 2024

	Global X Solar ETF	Global X Wind Energy ETF	Global X PropTech ETF	Global X Defense Tech ETF
Investment Income:
Dividend Income	$68,166	$43,359	$18,306	$3,414,947
Interest Income	769	148	198	20,598
Security Lending Income	3,486	307	—	—
Reclaim Income	—	1,525	—	—
Less: Foreign Taxes Withheld	(5,654)	(7,088)	(701)	(68,691)
Total Investment Income	66,767	38,251	17,803	3,366,854
Expenses:
Supervision and Administration Fees(1)	32,738	12,320	15,420	1,289,251
Custodian Fees(2)	50	219	2	9,578
Total Expenses	32,788	12,539	15,422	1,298,829
Net Investment Income	33,979	25,712	2,381	2,068,025
Net Realized Gain (Loss) on:
Investments(3)	(1,082,272)	(626,864)	605,100	19,808,123
Foreign Currency Transactions	(1,163)	(236)	(143)	(86,237)
Net Realized Gain (Loss)	(1,083,435)	(627,100)	604,957	19,721,886
Net Change in Unrealized Appreciation (Depreciation) on:
Investments	151,597	435,337	293,238	57,084,975
Foreign Currency Translations	183	(271)	(15)	(8,275)
Net Change in Unrealized Appreciation (Depreciation)	151,780	435,066	293,223	57,076,700
Net Realized and Unrealized Gain (Loss)	(931,655)	(192,034)	898,180	76,798,586
Net Increase (Decrease) in Net Assets Resulting from Operations	$(897,676)	$(166,322)	$900,561	$78,866,611

(1)	The Supervision and Administration fees includes fees paid by the Funds for the investment advisory services provided by the Adviser. (See Note 3 in the Notes to Financial Statements.)
(2)	See Note 2 in the Notes to Financial Statements.
(3)	Includes realized gains (losses) as a result of in-kind redemptions. (See Note 4 in the Notes to Financial Statements.)

The accompanying notes are an integral part of the financial statements.

Statements of Operations

For the period ended November 30, 2024

Global X Infrastructure Development ex- U.S. ETF (1)
Investment Income:
Dividend Income	$13,170
Interest Income	327
Less: Foreign Taxes Withheld	(1,847)
Total Investment Income	11,650
Expenses:
Supervision and Administration Fees(2)	3,446
Custodian Fees(3)	74
Total Expenses	3,520
Net Investment Income	8,130
Net Realized Gain (Loss) on:
Investments	(3,709)
Foreign Currency Transactions	(3,136)
Net Realized Gain (Loss)	(6,845)
Net Change in Unrealized Appreciation (Depreciation) on:
Investments	(91,332)
Foreign Currency Translations	(256)
Net Change in Unrealized Appreciation (Depreciation)	(91,588)
Net Realized and Unrealized Gain (Loss)	(98,433)
Net Decrease in Net Assets Resulting from Operations	$(90,303)

(1)	The Fund commenced operations on August 27, 2024.
(2)	The Supervision and Administration fees includes fees paid by the Funds for the investment advisory services provided by the Adviser. (See Note 3 in the Notes to Financial Statements.)
(3)	See Note 2 in the Notes to Financial Statements.

The accompanying notes are an integral part of the financial statements.

Statements of Changes in Net Assets

	Global X Millennial Consumer ETF		Global X Aging Population ETF
	Year Ended November 30, 2024	Year Ended November 30, 2023	Year Ended November 30, 2024	Year Ended November 30, 2023
Operations:
Net Investment Income	$358,535	$228,214	$473,830	$459,575
Net Realized Gain (Loss)	7,440,234	(5,682,630)	2,021,927	1,611,929
Net Change in Unrealized Appreciation (Depreciation)	34,290,075	20,164,143	7,689,923	(827,111)
Net Increase in Net Assets Resulting from Operations	42,088,844	14,709,727	10,185,680	1,244,393
Distributions:	(409,955)	(234,244)	(438,748)	(279,995)

Capital Share Transactions:
Issued	17,677,930	4,599,684	11,786,435	37,583,461
Redeemed	(33,819,173)	(19,040,816)	(13,226,750)	(26,752,713)
Increase (Decrease) in Net Assets from Capital Share Transactions	(16,141,243)	(14,441,132)	(1,440,315)	10,830,748
Total Increase in Net Assets	25,537,646	34,351	8,306,617	11,795,146

Net Assets:
Beginning of Year	105,493,357	105,459,006	53,595,633	41,800,487
End of Year	$131,031,003	$105,493,357	$61,902,250	$53,595,633

Share Transactions:
Issued	470,000	150,000	390,000	1,390,000
Redeemed	(890,000)	(650,000)	(440,000)	(980,000)
Net Increase (Decrease) in Shares Outstanding from Share Transactions	(420,000)	(500,000)	(50,000)	410,000

The accompanying notes are an integral part of the financial statements.

Statements of Changes in Net Assets

	Global X Robotics & Artificial Intelligence ETF		Global X FinTech ETF
	Year Ended November 30, 2024	Year Ended November 30, 2023	Year Ended November 30, 2024	Year Ended November 30, 2023
Operations:
Net Investment Income	$2,012,671	$5,073,094	$227,547	$900,991
Net Realized Gain (Loss)	437,616,289	84,219,313	(34,155,171)	(49,991,055)
Net Change in Unrealized Appreciation (Depreciation)	115,781,926	236,127,298	169,039,280	81,058,377
Net Increase in Net Assets Resulting from Operations	555,410,886	325,419,705	135,111,656	31,968,313
Distributions:	(1,998,947)	(4,618,009)	(709,172)	(887,181)
Return of Capital:	(2,145,659)	—	—	(28,497)

Capital Share Transactions:
Issued	886,400,690	956,017,585	40,238,180	10,050,968
Redeemed	(1,059,022,563)	(348,937,384)	(176,661,379)	(145,088,625)
Increase (Decrease) in Net Assets from Capital Share Transactions	(172,621,873)	607,080,201	(136,423,199)	(135,037,657)
Total Increase (Decrease) in Net Assets	378,644,407	927,881,897	(2,020,715)	(103,985,022)

Net Assets:
Beginning of Year	2,269,823,632	1,341,941,735	351,477,666	455,462,688
End of Year	$2,648,468,039	$2,269,823,632	$349,456,951	$351,477,666

Share Transactions:
Issued	28,080,000	35,920,000	1,480,000	450,000
Redeemed	(34,190,000)	(13,790,000)	(6,900,000)	(7,020,000)
Net Increase (Decrease) in Shares Outstanding from Share Transactions	(6,110,000)	22,130,000	(5,420,000)	(6,570,000)

The accompanying notes are an integral part of the financial statements.

Statements of Changes in Net Assets

	Global X Internet of Things ETF		Global X U.S. Infrastructure Development ETF
	Year Ended November 30, 2024	Year Ended November 30, 2023	Year Ended November 30, 2024	Year Ended November 30, 2023
Operations:
Net Investment Income	$1,394,186	$2,493,430	$45,807,986	$36,150,105
Net Realized Gain (Loss)	12,008,509	21,537,881	402,674,143	132,455,324
Net Change in Unrealized Appreciation (Depreciation)	18,511,568	(4,853,824)	2,221,107,642	362,554,425
Net Increase in Net Assets Resulting from Operations	31,914,263	19,177,487	2,669,589,771	531,159,854
Distributions:	(1,821,857)	(2,946,458)	(41,670,377)	(30,856,526)

Capital Share Transactions:
Issued	24,843	91,298,646	2,919,209,785	1,599,704,351
Redeemed	(76,882,333)	(125,739,142)	(985,071,513)	(694,905,086)
Increase (Decrease) in Net Assets from Capital Share Transactions	(76,857,490)	(34,440,496)	1,934,138,272	904,799,265
Total Increase (Decrease) in Net Assets	(46,765,084)	(18,209,467)	4,562,057,666	1,405,102,593

Net Assets:
Beginning of Year	287,487,218	305,696,685	5,153,795,826	3,748,693,233
End of Year	$240,722,134	$287,487,218	$9,715,853,492	$5,153,795,826

Share Transactions:
Issued	—	2,750,000	75,500,000	53,210,000
Redeemed	(2,200,000)	(3,900,000)	(26,550,000)	(23,790,000)
Net Increase (Decrease) in Shares Outstanding from Share Transactions	(2,200,000)	(1,150,000)	48,950,000	29,420,000

The accompanying notes are an integral part of the financial statements.

Statements of Changes in Net Assets

	Global X Autonomous & Electric Vehicles ETF		Global X Artificial Intelligence & Technology ETF
	Year Ended November 30, 2024	Year Ended November 30, 2023	Year Ended November 30, 2024	Year Ended November 30, 2023
Operations:
Net Investment Income	$6,570,704	$13,303,660	$3,449,900	$902,836
Net Realized Gain (Loss)	(18,087,155)	3,849,804	89,690,512	(3,447,325)
Net Change in Unrealized Appreciation (Depreciation)	35,482,941	10,857,090	338,424,963	94,136,286
Net Increase in Net Assets Resulting from Operations	23,966,490	28,010,554	431,565,375	91,591,797
Distributions:	(10,410,110)	(11,305,718)	(3,035,733)	(724,994)

Capital Share Transactions:
Issued	41,024,642	52,145,898	1,544,919,362	606,811,271
Redeemed	(337,253,139)	(254,584,131)	(272,634,683)	(38,321,292)
Increase (Decrease) in Net Assets from Capital Share Transactions	(296,228,497)	(202,438,233)	1,272,284,679	568,489,979
Total Increase (Decrease) in Net Assets	(282,672,117)	(185,733,397)	1,700,814,321	659,356,782

Net Assets:
Beginning of Year	697,744,909	883,478,306	789,875,233	130,518,451
End of Year	$415,072,792	$697,744,909	$2,490,689,554	$789,875,233

Share Transactions:
Issued	1,780,000	2,050,000	45,800,000	22,120,000
Redeemed	(14,310,000)	(10,550,000)	(8,100,000)	(1,610,000)
Net Increase (Decrease) in Shares Outstanding from Share Transactions	(12,530,000)	(8,500,000)	37,700,000	20,510,000

The accompanying notes are an integral part of the financial statements.

Statements of Changes in Net Assets

	Global X Genomics & Biotechnology ETF		Global X Cloud Computing ETF
	Year Ended November 30, 2024	Year Ended November 30, 2023	Year Ended November 30, 2024	Year Ended November 30, 2023
Operations:
Net Investment Loss	$(209,861)	$(629,498)	$(2,588,014)	$(3,040,126)
Net Realized Gain (Loss)	(4,294,029)	(51,137,922)	(99,311,086)	(61,707,202)
Net Change in Unrealized Appreciation (Depreciation)	7,941,313	(7,073,797)	152,128,322	183,037,719
Net Increase (Decrease) in Net Assets Resulting from Operations	3,437,423	(58,841,217)	50,229,222	118,290,391

Capital Share Transactions:
Issued	12,339,951	92,535,940	81,157,472	27,666,566
Redeemed	(29,649,944)	(150,006,428)	(336,051,126)	(153,879,041)
Decrease in Net Assets from Capital Share Transactions	(17,309,993)	(57,470,488)	(254,893,654)	(126,212,475)
Total Decrease in Net Assets	(13,872,570)	(116,311,705)	(204,664,432)	(7,922,084)

Net Assets:
Beginning of Year	93,029,046	209,340,751	581,162,442	589,084,526
End of Year	$79,156,476	$93,029,046	$376,498,010	$581,162,442

Share Transactions:
Issued	1,050,000	8,310,000	3,750,000	1,470,000
Redeemed	(2,680,000)	(14,930,000)	(16,430,000)	(8,640,000)
Net Decrease in Shares Outstanding from Share Transactions	(1,630,000)	(6,620,000)	(12,680,000)	(7,170,000)

The accompanying notes are an integral part of the financial statements.

Statements of Changes in Net Assets

	Global X Thematic Growth ETF		Global X Video Games & Esports ETF
	Year Ended November 30, 2024	Year Ended November 30, 2023	Year Ended November 30, 2024	Year Ended November 30, 2023
Operations:
Net Investment Income	$236,106	$186,199	$1,133,488	$794,920
Net Realized Gain (Loss)	(18,643,691)	(12,934,581)	(7,834,527)	(38,573,510)
Net Change in Unrealized Appreciation (Depreciation)	20,996,812	8,124,094	29,586,600	44,039,623
Net Increase (Decrease) in Net Assets Resulting from Operations	2,589,227	(4,624,288)	22,885,561	6,261,033
Distributions:	(412,897)	(746,536)	(1,027,863)	(275,496)
Return of Capital:	(180,016)	—	—	—

Capital Share Transactions:
Issued	—	10,020,607	19,150,310	26,104,928
Redeemed	(18,483,328)	(23,359,129)	(64,493,472)	(73,826,120)
Decrease in Net Assets from Capital Share Transactions	(18,483,328)	(13,338,522)	(45,343,162)	(47,721,192)
Total Decrease in Net Assets	(16,487,014)	(18,709,346)	(23,485,464)	(41,735,655)

Net Assets:
Beginning of Year	32,269,888	50,979,234	132,339,112	174,074,767
End of Year	$15,782,874	$32,269,888	$108,853,648	$132,339,112

Share Transactions:
Issued	—	380,000	790,000	1,300,000
Redeemed	(780,000)	(930,000)	(2,960,000)	(3,840,000)
Net Decrease in Shares Outstanding from Share Transactions	(780,000)	(550,000)	(2,170,000)	(2,540,000)

The accompanying notes are an integral part of the financial statements.

Statements of Changes in Net Assets

	Global X Cybersecurity ETF		Global X Telemedicine & Digital Health ETF
	Year Ended November 30, 2024	Year Ended November 30, 2023	Year Ended November 30, 2024	Year Ended November 30, 2023
Operations:
Net Investment Income (Loss)	$1,275,289	$(852,139)	$(242,153)	$(422,790)
Net Realized Gain (Loss)	(7,095,875)	(150,099,978)	(39,631,713)	(52,675,645)
Net Change in Unrealized Appreciation (Depreciation)	164,928,899	254,802,172	47,423,073	19,467,794
Net Increase (Decrease) in Net Assets Resulting from Operations	159,108,313	103,850,055	7,549,207	(33,630,641)
Distributions:	(741,657)	(12,980,811)	—	—

Capital Share Transactions:
Issued	136,325,379	86,862,534	3,804,503	2,471,288
Redeemed	(122,935,482)	(498,122,796)	(32,762,447)	(53,996,403)
Increase (Decrease) in Net Assets from Capital Share Transactions	13,389,897	(411,260,262)	(28,957,944)	(51,525,115)
Total Increase (Decrease) in Net Assets	171,756,553	(320,391,018)	(21,408,737)	(85,155,756)

Net Assets:
Beginning of Year	647,551,244	967,942,262	64,919,314	150,075,070
End of Year	$819,307,797	$647,551,244	$43,510,577	$64,919,314

Share Transactions:
Issued	4,550,000	3,850,000	380,000	200,000
Redeemed	(4,180,000)	(22,080,000)	(3,470,000)	(5,220,000)
Net Increase (Decrease) in Shares Outstanding from Share Transactions	370,000	(18,230,000)	(3,090,000)	(5,020,000)

The accompanying notes are an integral part of the financial statements.

Statements of Changes in Net Assets

	Global X CleanTech ETF		Global X Data Center & Digital Infrastructure ETF
	Year Ended November 30, 2024	Year Ended November 30, 2023	Year Ended November 30, 2024	Year Ended November 30, 2023
Operations:
Net Investment Income	$467,618	$379,808	$1,277,561	$610,258
Net Realized Gain (Loss)	(27,406,861)	(8,578,972)	(2,720,438)	(6,514,718)
Net Change in Unrealized Appreciation (Depreciation)	14,661,370	(34,326,335)	19,526,701	8,246,620
Net Increase (Decrease) in Net Assets Resulting from Operations	(12,277,873)	(42,525,499)	18,083,824	2,342,160
Distributions:	(452,237)	(205,777)	(881,454)	(1,330,542)

Capital Share Transactions:
Issued	2,867,916	1,315,432	96,258,720	17,159,209
Redeemed	(14,166,470)	(27,551,925)	(14,486,966)	(41,991,240)
Increase (Decrease) in Net Assets from Capital Share Transactions	(11,298,554)	(26,236,493)	81,771,754	(24,832,031)
Total Increase (Decrease) in Net Assets	(24,028,664)	(68,967,769)	98,974,124	(23,820,413)

Net Assets:
Beginning of Year	58,874,222	127,841,991	39,322,875	63,143,288
End of Year	$34,845,558	$58,874,222	$138,296,999	$39,322,875

Share Transactions:
Issued	310,000	80,000	6,030,000	1,280,000
Redeemed	(1,570,000)	(2,010,000)	(910,000)	(3,200,000)
Net Increase (Decrease) in Shares Outstanding from Share Transactions	(1,260,000)	(1,930,000)	5,120,000	(1,920,000)

The accompanying notes are an integral part of the financial statements.

Statements of Changes in Net Assets

	Global X Clean Water ETF		Global X AgTech & Food Innovation ETF
	Year Ended November 30, 2024	Year Ended November 30, 2023	Year Ended November 30, 2024	Year Ended November 30, 2023
Operations:
Net Investment Income	$148,509	$146,821	$79,230	$49,639
Net Realized Gain (Loss)	257,162	(209,402)	36,283	(3,362,469)
Net Change in Unrealized Appreciation (Depreciation)	1,460,606	839,390	134,106	924,078
Net Increase (Decrease) in Net Assets Resulting from Operations	1,866,277	776,809	249,619	(2,388,752)
Distributions:	(135,553)	(138,123)	(73,440)	(45,738)

Capital Share Transactions:
Issued	705,409	1,634,453	816,105	312,756
Redeemed	(1,142,463)	(459,899)	(741,810)	(123,074)
Increase (Decrease) in Net Assets from Capital Share Transactions	(437,054)	1,174,554	74,295	189,682
Total Increase (Decrease) in Net Assets	1,293,670	1,813,240	250,474	(2,244,808)

Net Assets:
Beginning of Year	9,393,530	7,580,290	4,475,696	6,720,504
End of Year	$10,687,200	$9,393,530	$4,726,170	$4,475,696

Share Transactions:
Issued	40,000	110,000	80,000	20,000
Redeemed	(70,000)	(30,000)	(70,000)	(10,000)
Net Increase (Decrease) in Shares Outstanding from Share Transactions	(30,000)	80,000	10,000	10,000

The accompanying notes are an integral part of the financial statements.

Statements of Changes in Net Assets

	Global X Blockchain ETF		Global X Hydrogen ETF‡
	Year Ended November 30, 2024	Year Ended November 30, 2023†	Year Ended November 30, 2024	Year Ended November 30, 2023
Operations:
Net Investment Income (Loss)	$234,281	$768,539	$119,186	$(84,273)
Net Realized Gain (Loss)	36,979,432	(28,386,547)	(12,408,628)	(11,214,492)
Net Change in Unrealized Appreciation (Depreciation)	91,092,804	69,258,253	2,756,577	(14,525,063)
Net Increase (Decrease) in Net Assets Resulting from Operations	128,306,517	41,640,245	(9,532,865)	(25,823,828)
Distributions:	(3,111,807)	(602,091)	—	—

Capital Share Transactions:
Issued	79,826,525	26,723,951	14,395,215	27,125,045
Redeemed	(65,369,959)	(25,864,601)	(3,003)	(3,558,594)
Increase in Net Assets from Capital Share Transactions	14,456,566	859,350	14,392,212	23,566,451
Total Increase (Decrease) in Net Assets	139,651,276	41,897,504	4,859,347	(2,257,377)

Net Assets:
Beginning of Year	87,124,421	45,226,917	35,777,194	38,034,571
End of Year	$226,775,697	$87,124,421	$40,636,541	$35,777,194

Share Transactions:
Issued	1,600,000	1,127,500	492,000	534,000
Redeemed	(1,250,000)	(1,051,640)	(105)	(56,000)
Net Increase in Shares Outstanding from Share Transactions	350,000	75,860	491,895	478,000

† Share transactions have been adjusted to reflect the effect of a 1 for 4 reverse share split on December 19, 2022. (See Note 10 in the Notes to Financial Statements).

‡ Share transactions have been adjusted to reflect the effect of a 1 for 5 reverse share split on June 14, 2024. (See Note 10 in the Notes to Financial Statements).

The accompanying notes are an integral part of the financial statements.

Statements of Changes in Net Assets

	Global X Solar ETF		Global X Wind Energy ETF
	Year Ended November 30, 2024	Year Ended November 30, 2023	Year Ended November 30, 2024	Year Ended November 30, 2023
Operations:
Net Investment Income (Loss)	$33,979	$(7,988)	$25,712	$55,926
Net Realized Gain (Loss)	(1,083,435)	(358,393)	(627,100)	(2,004,036)
Net Change in Unrealized Appreciation (Depreciation)	151,780	(2,848,293)	435,066	(603,848)
Net Decrease in Net Assets Resulting from Operations	(897,676)	(3,214,674)	(166,322)	(2,551,958)
Distributions:	(17,578)	—	(25,575)	(47,859)

Capital Share Transactions:
Issued	2,237,833	4,287,533	—	13,712,475
Redeemed	(689,005)	(1,053,849)	(366,777)	(11,748,196)
Increase (Decrease) in Net Assets from Capital Share Transactions	1,548,828	3,233,684	(366,777)	1,964,279
Total Increase (Decrease) in Net Assets	633,574	19,010	(558,674)	(635,538)

Net Assets:
Beginning of Year	5,974,466	5,955,456	2,705,387	3,340,925
End of Year	$6,608,040	$5,974,466	$2,146,713	$2,705,387

Share Transactions:
Issued	210,000	290,000	—	730,000
Redeemed	(70,000)	(50,000)	(30,000)	(710,000)
Net Increase (Decrease) in Shares Outstanding from Share Transactions	140,000	240,000	(30,000)	20,000

The accompanying notes are an integral part of the financial statements.

Statements of Changes in Net Assets

	Global X PropTech ETF		Global X Defense Tech ETF
	Year Ended November 30, 2024	Period Ended November 30, 2023(1)	Year Ended November 30, 2024	Period Ended November 30, 2023(2)
Operations:
Net Investment Income	$2,381	$1,294	$2,068,025	10,359
Net Realized Gain (Loss)	604,957	62,538	19,721,886	48,318
Net Change in Unrealized Appreciation (Depreciation)	293,223	154,612	57,076,700	279,559
Net Increase in Net Assets Resulting from Operations	900,561	218,444	78,866,611	338,236
Distributions:	(74,322)	(453)	(487,195)	—

Capital Share Transactions:
Issued	309,612	2,508,000	727,260,507	4,526,923
Redeemed	(2,053,540)	—	(44,197,921)	(270,300)
Increase (Decrease) in Net Assets from Capital Share Transactions	(1,743,928)	2,508,000	683,062,586	4,256,623
Total Increase (Decrease) in Net Assets	(917,689)	2,725,991	761,442,002	4,594,859

Net Assets:
Beginning of Year/Period	2,725,991	—	4,594,859	—
End of Year/Period	$1,808,302	$2,725,991	$766,036,861	$4,594,859

Share Transactions:
Issued	10,000	100,000	20,510,000	180,000
Redeemed	(60,000)	—	(1,170,000)	(10,000)
Net Increase (Decrease) in Shares Outstanding from Share Transactions	(50,000)	100,000	19,340,000	170,000

(1)	The Fund commenced operations on April 11, 2023.
(2)	The Fund commenced operations on September 11, 2023.

The accompanying notes are an integral part of the financial statements.

Statements of Changes in Net Assets

Global X Infrastructure Development ex-U.S. ETF
Period Ended November 30, 2024(1)
Operations:
Net Investment Income	$8,130
Net Realized Gain (Loss)	(6,845)
Net Change in Unrealized Appreciation (Depreciation)	(91,588)
Net Decrease in Net Assets Resulting from Operations	(90,303)

Capital Share Transactions:
Issued	2,487,556
Increase in Net Assets from Capital Share Transactions	2,487,556
Total Increase in Net Assets	2,397,253

Net Assets:
Beginning of Period	—
End of Period	$2,397,253

Share Transactions:
Issued	100,000

Net Increase in Shares Outstanding from Share Transactions	100,000

(1)	The Fund commenced operations on August 27, 2024.

The accompanying notes are an integral part of the financial statements.

Page intentionally left blank.

Financial Highlights

Selected Per Share Data & Ratios For a Share Outstanding Throughout the Period

	Net Asset Value, Beginning of Period ($)	Net Investment Income ($)*	Net Realized and Unrealized Gain (Loss) on Investments ($)	Total from Operations ($)	Distribution from Net Investment Income ($)	Distribution from Capital Gains ($)	Return of Capital ($)
Global X Millennial Consumer ETF
2024	32.86	0.12	14.11	14.23	(0.13)	—	—
2023	28.43	0.07	4.43	4.50	(0.07)	—	—
2022	42.68	0.05	(14.23)	(14.18)	(0.07)	—	—
2021	35.23	0.08	7.43	7.51	(0.06)	—	—
2020	25.55	0.05	9.74	9.79	(0.10)	(0.01)	—
Global X Aging Population ETF
2024	26.93	0.24	4.97	5.21	(0.23)	—	—
2023	26.46	0.23	0.41	0.64	(0.17)	—	—
2022	27.41	0.20	(0.87)	(0.67)	(0.26)	—	(0.02)
2021	26.82	0.13	0.55	0.68	(0.09)	—	—
2020	23.55	0.10	3.35	3.45	(0.13)	(0.05)	—
Global X Robotics & Artificial Intelligence ETF
2024	26.47	0.02	6.81	6.83	(0.03)	—	(0.02)
2023	21.09	0.07	5.36	5.43	(0.05)	—	—
2022	36.24	0.04	(15.14)	(15.10)	(0.04)	—	(0.01)
2021	31.78	0.02	4.50	4.52	(0.02)	—	(0.04)
2020	21.43	0.05	10.39	10.44	(0.08)	—	(0.01)

*	Per share data calculated using average shares method.
**	Total Return is for the period indicated and has not been annualized. The return shown does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
††	Portfolio turnover rate is for the period indicated and periods of less than one year have not been annualized. Excludes effect of in-kind transfers.
^	Effective April 1, 2020, the Fund’s fees were permanently lowered to 0.50%. Prior to April 1, 2020, the ratio of Expenses to Average Net Assets included the effect of a waiver. If these offsets were excluded, the ratio would have been 0.56% for the year ended November 30, 2020.
^^	Effective April 1, 2020, the Fund’s fees were permanently lowered to 0.50%. Prior to April 1, 2020, the ratio of Expenses to Average Net Assets included the effect of a waiver. If these offsets were excluded, the ratio would have been 0.55% for the year ended November 30, 2020.

Amounts designated as “—” are either $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

Financial Highlights

Total from Distributions ($)	Net Asset Value, End of Period ($)	Total Return (%)**	Net Assets, End of Period ($)(000)	Ratio of Expenses to Average Net Assets (%)		Ratio of Net Investment Income to Average Net Assets (%)	Portfolio Turnover Rate (%)††

(0.13)	46.96	43.42	131,031	0.50		0.31	10.95
(0.07)	32.86	15.87	105,493	0.50		0.23	16.60
(0.07)	28.43	(33.29)	105,459	0.50		0.17	14.75
(0.06)	42.68	21.33	227,075	0.50		0.18	11.59
(0.11)	35.23	38.47	114,511	0.50	^	0.19	7.11

(0.23)	31.91	19.41	61,902	0.50		0.80	18.26
(0.17)	26.93	2.42	53,596	0.50		0.87	13.34
(0.28)	26.46	(2.47)	41,800	0.50		0.76	13.50
(0.09)	27.41	2.51	59,756	0.50		0.43	19.57
(0.18)	26.82	14.79	42,907	0.50	^^	0.43	9.10

(0.05)	33.25	25.81	2,648,468	0.68		0.08	10.43
(0.05)	26.47	25.75	2,269,824	0.68		0.26	8.28
(0.05)	21.09	(41.67)	1,341,942	0.69		0.16	29.86
(0.06)	36.24	14.23	2,703,488	0.68		0.06	22.66
(0.09)	31.78	48.90	2,158,175	0.68		0.21	22.27

The accompanying notes are an integral part of the financial statements.

Financial Highlights

Selected Per Share Data & Ratios For a Share Outstanding Throughout the Period

	Net Asset Value, Beginning of Period ($)	Net Investment Income (Loss) ($)*	Net Realized and Unrealized Gain (Loss) on Investments ($)	Total from Operations ($)	Distribution from Net Investment Income ($)	Distribution from Capital Gains ($)	Return of Capital ($)
Global X FinTech ETF
2024	22.37	0.02	11.63	11.65	(0.06)	—	—
2023	20.44	0.05	1.93	1.98	(0.05)	—	—	***
2022	45.52	0.09	(22.96)	(22.87)	(2.16)	—	(0.05)
2021	42.75	(0.13)	2.90	2.77	—	—	—
2020	30.49	(0.11)	12.37	12.26	—	—	—
Global X Internet of Things ETF
2024	32.45	0.18	3.73	3.91	(0.22)	—	—
2023	30.54	0.25	1.95	2.20	(0.29)	—	—
2022	37.68	0.21	(7.17)	(6.96)	(0.13)	(0.05)	—
2021	29.95	0.13	7.72	7.85	(0.12)	—	—
2020	22.89	0.17	7.08	7.25	(0.19)	—	—
Global X U.S. Infrastructure Development ETF
2024	31.50	0.24	14.21	14.45	(0.24)	—	—
2023	27.94	0.24	3.54	3.78	(0.22)	—	—
2022	27.19	0.19	0.74	0.93	(0.17)	(0.01)	—
2021	20.24	0.17	6.87	7.04	(0.09)	— ***	—
2020	17.43	0.16	2.74	2.90	(0.09)	—	—

*	Per share data calculated using average shares method.
**	Total Return is for the period indicated and has not been annualized. The return shown does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
***	Amount is less than $0.005.
††	Portfolio turnover rate is for the period indicated and periods of less than one year have not been annualized. Excludes effect of in-kind transfers.

Amounts designated as “—” are either $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

Financial Highlights

Total from Distributions ($)	Net Asset Value, End of Period ($)	Total Return (%)**	Net Assets, End of Period ($)(000)	Ratio of Expenses to Average Net Assets (%)	Ratio of Net Investment Income (Loss) to Average Net Assets (%)	Portfolio Turnover Rate (%)††

(0.06)	33.96	52.18	349,457	0.68	0.07	13.79
(0.05)	22.37	9.70	351,478	0.68	0.23	13.12
(2.21)	20.44	(52.58)	455,463	0.68	0.33	38.15
—	45.52	6.48	1,289,006	0.68	(0.28)	29.60
—	42.75	40.21	874,175	0.68	(0.33)	15.75

(0.22)	36.14	12.06	240,722	0.68	0.52	19.16
(0.29)	32.45	7.26	287,487	0.68	0.79	11.12
(0.18)	30.54	(18.52)	305,697	0.68	0.67	8.40
(0.12)	37.68	26.24	517,291	0.68	0.37	9.25
(0.19)	29.95	31.88	296,508	0.68	0.71	14.28

(0.24)	45.71	46.08	9,715,853	0.47	0.63	4.41
(0.22)	31.50	13.63	5,153,796	0.47	0.82	5.99
(0.18)	27.94	3.48	3,748,693	0.47	0.74	9.78
(0.09)	27.19	34.90	5,186,497	0.47	0.64	10.07
(0.09)	20.24	16.77	653,635	0.47	0.96	9.08

The accompanying notes are an integral part of the financial statements.

Financial Highlights

Selected Per Share Data & Ratios For a Share Outstanding Throughout the Period

	Net Asset Value, Beginning of Period ($)	Net Investment Income (Loss) ($)*	Net Realized and Unrealized Gain (Loss) on Investments ($)	Total from Operations ($)	Distribution from Net Investment Income ($)	Distribution from Capital Gains ($)	Return of Capital ($)
Global X Autonomous & Electric Vehicles ETF
2024	23.19	0.29	0.57	0.86	(0.41)	—	—
2023	22.89	0.38	0.23	0.61	(0.31)	—	—
2022	30.41	0.19	(7.56)	(7.37)	(0.13)	(0.02)	—
2021	21.75	0.09	8.65	8.74	(0.08)	—	—
2020	14.15	0.11	7.61	7.72	(0.12)	—	—
Global X Artificial Intelligence & Technology ETF
2024	29.73	0.07	9.01	9.08	(0.06)	—	—
2023	21.54	0.07	8.21	8.28	(0.09)	—	—
2022	31.58	0.11	(10.08)	(9.97)	(0.07)	—	—
2021	25.84	0.05	5.78	5.83	(0.09)	—	—
2020	17.35	0.17	8.44	8.61	(0.12)	—	—
Global X Genomics & Biotechnology ETF
2024	10.41	(0.03)	0.45	0.42	—	—	—
2023	13.45	(0.04)	(3.00)	(3.04)	—	—	—
2022	20.61	(0.03)	(7.12)	(7.15)	(0.01)	—	—
2021	21.01	(0.08)	(0.29)	(0.37)	—	(0.03)	—
2020	15.61	(0.07)	5.47	5.40	—	—	—

‡	Effective June 15 2020, the Fund’s fees were permanently lowered to 0.50%.
*	Per share data calculated using average shares method.
**	Total Return is for the period indicated and has not been annualized. The return shown does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
††	Portfolio turnover rate is for the period indicated and periods of less than one year have not been annualized. Excludes effect of in-kind transfers.

Amounts designated as “—” are either $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

Financial Highlights

Total from Distributions ($)	Net Asset Value, End of Period ($)	Total Return (%)**	Net Assets, End of Period ($)(000)	Ratio of Expenses to Average Net Assets (%)		Ratio of Net Investment Income (Loss) to Average Net Assets (%)	Portfolio Turnover Rate (%)††

(0.41)	23.64	3.65	415,073	0.68		1.21	26.13
(0.31)	23.19	2.71	697,745	0.68		1.63	26.60
(0.15)	22.89	(24.25)	883,478	0.68		0.74	34.76
(0.08)	30.41	40.22	1,323,546	0.68		0.33	18.17
(0.12)	21.75	54.98	135,923	0.68		0.67	13.76

(0.06)	38.75	30.58	2,490,690	0.68		0.20	10.88
(0.09)	29.73	38.56	789,875	0.68		0.28	19.08
(0.07)	21.54	(31.58)	130,518	0.68		0.46	21.28
(0.09)	31.58	22.60	186,334	0.68		0.17	26.37
(0.12)	25.84	49.84	120,169	0.68		0.79	19.45

—	10.83	4.03	79,156	0.50		(0.23)	18.89
—	10.41	(22.60)	93,029	0.50		(0.34)	16.59
(0.01)	13.45	(34.72)	209,341	0.50		(0.21)	39.39
(0.03)	20.61	(1.77)	255,572	0.50		(0.35)	29.25
—	21.01	34.59	81,951	0.56	‡	(0.40)	29.76

The accompanying notes are an integral part of the financial statements.

Financial Highlights

Selected Per Share Data & Ratios For a Share Outstanding Throughout the Period

	Net Asset Value, Beginning of Period ($)	Net Investment Income (Loss) ($)*	Net Realized and Unrealized Gain (Loss) on Investments ($)	Total from Operations ($)	Distribution from Net Investment Income ($)	Distribution from Capital Gains ($)	Return of Capital ($)
Global X Cloud Computing ETF
2024	20.79	(0.11)	3.96	3.85	—	—	—
2023	16.77	(0.10)	4.12	4.02	—	—	—
2022	28.38	(0.15)	(10.99)	(11.14)	—	(0.47)	—
2021	25.84	(0.15)	2.69	2.54	—	—	—
2020	15.99	(0.11)	9.97	9.86	—	(0.01)	—
Global X Thematic Growth ETF
2024	23.05	0.26	2.66	2.92	(0.36)	—	(0.15)
2023	26.14	0.11	(2.79)	(2.68)	(0.41)	—	—
2022	47.65	0.44	(21.33)	(20.89)	(0.62)	—	—
2021	42.45	0.39	5.10	5.49	(0.29)	—	—
2020	26.50	0.10	15.96	16.06	(0.11)	—	—
Global X Video Games & Esports ETF
2024	19.93	0.20	4.38	4.58	(0.16)	—	—
2023	18.96	0.10	0.90	1.00	(0.03)	—	—
2022	29.52	0.08	(10.39)	(10.31)	(0.14)	(0.07)	(0.04)
2021	28.57	0.04	1.14	1.18	(0.23)	— ***	—
2020	15.73	0.02	12.86	12.88	(0.04)	—	—

*	Per share data calculated using average shares method.
**	Total Return is for the period indicated and has not been annualized. The return shown does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
***	Amount is less than $0.005.
††	Portfolio turnover rate is for the period indicated and periods of less than one year have not been annualized. Excludes effect of in-kind transfers.
‡	Effective for the fiscal year ended November 30, 2022, the Fund began presenting acquired fund fees borne by the Adviser as part of its unitary fee agreement (See Note 3 in Notes to Financial Statements) as a realized gain on the Statement of Operations as compared to a contra-expense as in prior fiscal years. If such amounts had been presented as a realized gain in years prior to 2022, the ratio of Expenses to Average Net Assets would have been 0.50% each year.
#	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.

Amounts designated as “—” are either $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

Financial Highlights

Total from Distributions ($)	Net Asset Value, End of Period ($)	Total Return (%)**	Net Assets, End of Period ($)(000)	Ratio of Expenses to Average Net Assets (%)		Ratio of Net Investment Income (Loss) to Average Net Assets (%)	Portfolio Turnover Rate (%)††

—	24.64	18.52	376,498	0.68		(0.54)	21.22
—	20.79	23.97	581,162	0.68		(0.54)	21.60
(0.47)	16.77	(39.88)	589,085	0.68		(0.74)	31.21
—	28.38	9.83	1,317,544	0.68		(0.53)	23.77
(0.01)	25.84	61.68	1,405,489	0.68		(0.53)	23.03

(0.51)	25.46	12.78	15,783	0.50	#	1.10	30.26
(0.41)	23.05	(10.30)	32,270	0.50	#	0.45	54.28
(0.62)	26.14	(44.36)	50,979	0.50	#	1.32	55.00
(0.29)	47.65	12.95	110,081	(0.13	)#‡	0.77	32.16
(0.11)	42.45	60.81	36,081	(0.12	)#‡	0.29	103.23

(0.16)	24.35	23.14	108,854	0.50		0.93	30.77
(0.03)	19.93	5.29	132,339	0.50		0.49	26.11
(0.25)	18.96	(35.19)	174,075	0.50		0.36	55.72
(0.23)	29.52	4.09	485,235	0.50		0.09	23.45
(0.04)	28.57	82.04	481,341	0.50		0.04	12.02

The accompanying notes are an integral part of the financial statements.

Financial Highlights

Selected Per Share Data & Ratios For a Share Outstanding Throughout the Period

	Net Asset Value, Beginning of Period ($)	Net Investment Income (Loss) ($)*	Net Realized and Unrealized Gain (Loss) on Investments ($)	Total from Operations ($)	Distribution from Net Investment Income ($)	Distribution from Capital Gains ($)	Return of Capital ($)
Global X Cybersecurity ETF
2024	26.84	0.05	6.58	6.63	(0.03)	—	—
2023	22.85	(0.03)	4.34	4.31	—	(0.32)	—
2022	31.75	(0.03)	(8.66)	(8.69)	(0.09)	(0.12)	—
2021	22.75	0.12	8.90	9.02	(0.01)	(0.01)	—
2020	17.14	0.09	5.67	5.76	(0.13)	(0.02)	—
Global X Telemedicine & Digital Health ETF
2024	8.95	(0.04)	1.55	1.51	—	—	—
2023	12.23	(0.04)	(3.24)	(3.28)	—	—	—
2022	16.32	(0.01)	(4.08)	(4.09)	—	—	—
2021	18.41	(0.10)	(1.98)	(2.08)	(0.01)	—	—
2020(1)	15.23	0.01	3.17	3.18	—	—	—
Global X CleanTech ETF
2024	9.88	0.09	(2.48)	(2.39)	(0.08)	—	—
2023	16.20	0.05	(6.34)	(6.29)	(0.03)	—	—
2022	20.43	0.03	(4.19)	(4.16)	(0.07)	—	—
2021	19.02	0.02	1.40	1.42	(0.01)	—	—
2020(2)	15.07	0.02	3.93	3.95	—	—	—

*	Per share data calculated using average shares method.
**	Total Return is for the period indicated and has not been annualized. The return shown does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
†	Annualized.
††	Portfolio turnover rate is for the period indicated and periods of less than one year have not been annualized. Excludes effect of in-kind transfers.
^	Effective April 1, 2021, the Fund’s management fees were permanently lowered to 0.50%. Prior to April 1, 2021, the ratio of Expenses to Average Net Assets included the effect of a waiver. If these offsets were excluded, the ratio would have been 0.52% and 0.60% for the years ended November 30, 2021 and 2020, respectively.
(1)	The Fund commenced operations on July 29, 2020.
(2)	The Fund commenced operations on October 27, 2020.

Amounts designated as “—” are either $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

Financial Highlights

Total from Distributions ($)	Net Asset Value, End of Period ($)	Total Return (%)**	Net Assets, End of Period ($)(000)	Ratio of Expenses to Average Net Assets (%)		Ratio of Net Investment Income (Loss) to Average Net Assets (%)	Portfolio Turnover Rate (%)††

(0.03)	33.44	24.72	819,308	0.51		0.17	23.91
(0.32)	26.84	19.29	647,551	0.50		(0.12)	18.77
(0.21)	22.85	(27.56)	967,942	0.51		(0.11)	57.81
(0.02)	31.75	39.68	1,132,090	0.50	^	0.41	26.34
(0.15)	22.75	33.78	46,634	0.50	^	0.43	21.29

—	10.46	16.87	43,511	0.68		(0.47)	38.36
—	8.95	(26.82)	64,919	0.68		(0.36)	29.92
—	12.23	(25.06)	150,075	0.68		(0.05)	43.26
(0.01)	16.32	(11.32)	475,576	0.68		(0.52)	42.39
—	18.41	20.88	490,675	0.68	†	0.18 †	9.67

(0.08)	7.41	(24.39)	34,846	0.50		1.01	19.45
(0.03)	9.88	(38.90)	58,874	0.50		0.38	23.91
(0.07)	16.20	(20.38)	127,842	0.50		0.17	15.72
(0.01)	20.43	7.48	175,458	0.50		0.09	35.53
—	19.02	26.21	28,523	0.50	†	1.18 †	0.00

The accompanying notes are an integral part of the financial statements.

Financial Highlights

Selected Per Share Data & Ratios For a Share Outstanding Throughout the Period

	Net Asset Value, Beginning of Period ($)	Net Investment Income ($)*	Net Realized and Unrealized Gain (Loss) on Investments ($)	Total from Operations ($)	Distribution from Net Investment Income ($)	Distribution from Capital Gains ($)	Return of Capital ($)
Global X Data Center & Digital Infrastructure ETF
2024	14.30	0.25	3.22	3.47	(0.20)	—	—
2023	13.52	0.21	0.90	1.11	(0.22)	(0.11)	—
2022	17.83	0.15	(4.22)	(4.07)	(0.16)	(0.08)	—
2021	14.94	0.16	2.84	3.00	(0.11)	—	—
2020(1)	14.97	—	(0.03)	(0.03)	—	—	—
Global X Clean Water ETF
2024	15.40	0.26	3.00	3.26	(0.23)	—	—
2023	14.30	0.25	1.09	1.34	(0.24)	—	—
2022	16.73	0.23	(2.41)	(2.18)	(0.25)	— ***	—
2021(2)	15.04	0.26	1.47	1.73	(0.04)	—	—
Global X AgTech & Food Innovation ETF
2024	10.17	0.19	0.31	0.50	(0.17)	—	—
2023	15.63	0.11	(5.47)	(5.36)	(0.10)	—	—
2022	19.76	0.11	(4.04)	(3.93)	(0.10)	(0.10)	—
2021(3)	25.34	0.05	(5.63)	(5.58)	—	—	—

*	Per share data calculated using average shares method.
**	Total Return is for the period indicated and has not been annualized. The return shown does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
***	Amount is less than $0.005.
†	Annualized.
††	Portfolio turnover rate is for the period indicated and periods of less than one year have not been annualized. Excludes effect of in-kind transfers.
(1)	The Fund commenced operations on October 27, 2020.
(2)	The Fund commenced operations on April 8, 2021.
(3)	The Fund commenced operations on July 12, 2021.

Amounts designated as “—” are either $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

Financial Highlights

Total from Distributions ($)	Net Asset Value, End of Period ($)	Total Return (%)**	Net Assets, End of Period ($)(000)	Ratio of Expenses to Average Net Assets (%)		Ratio of Net Investment Income to Average Net Assets (%)		Portfolio Turnover Rate (%)††

(0.20)	17.57	24.56	138,297	0.50		1.62		28.84
(0.33)	14.30	8.46	39,323	0.50		1.60		62.01
(0.24)	13.52	(23.11)	63,143	0.50		0.99		36.96
(0.11)	17.83	20.17	78,098	0.50		0.93		15.80
—	14.94	(0.20)	3,736	0.50	†	0.26	†	0.00

(0.23)	18.43	21.31	10,687	0.50		1.49		10.48
(0.24)	15.40	9.50	9,394	0.50		1.71		15.27
(0.25)	14.30	(13.18)	7,580	0.50		1.58		28.19
(0.04)	16.73	11.52	8,699	0.50	†	2.44	†	4.84

(0.17)	10.50	4.92	4,726	0.50		1.79		21.57
(0.10)	10.17	(34.41)	4,476	0.51		0.86		54.45
(0.20)	15.63	(20.06)	6,721	0.50		0.62		55.85
—	19.76	(22.02)	5,533	0.51	†	0.58	†	32.72

The accompanying notes are an integral part of the financial statements.

Financial Highlights

Selected Per Share Data & Ratios For a Share Outstanding Throughout the Period

	Net Asset Value, Beginning of Period ($)	Net Investment Income (Loss) ($)*	Net Realized and Unrealized Gain (Loss) on Investments ($)	Total from Operations ($)	Distribution from Net Investment Income ($)	Distribution from Capital Gains ($)		Return of Capital ($)
Global X Blockchain ETF
2024	30.72	0.07	41.42	41.49	(1.03)	—		—
2023(1)	16.39	0.28	14.27	14.55	(0.22)	—		—
2022(1)	129.32	0.46	(109.52)	(109.06)	(3.80)	—		(0.07)
2021(1)(2)	100.04	0.24	29.04	29.28	—	—		—
Global X Hydrogen ETF
2024(3)	32.60	0.08	(7.12)	(7.04)	—	—		—
2023(3)	61.35	(0.10)	(28.65)	(28.75)	—	—		—
2022(3)	121.90	(0.15)	(60.35)	(60.50)	—	(0.05)		—
2021(3)(2)	125.20	(0.15)	(3.15)	(3.30)	—	—		—
Global X Solar ETF
2024	11.71	0.06	(1.57)	(1.51)	(0.03)	—		—
2023	22.06	(0.03)	(10.32)	(10.35)	—	—		—
2022	25.70	(0.04)	(3.60)	(3.64)	—	—	***	—	***
2021(4)	24.19	(0.01)	1.52	1.51	—	—		—

*	Per share data calculated using average shares method.
**	Total Return is for the period indicated and has not been annualized. The return shown does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
***	Amount is less than $0.005.
†	Annualized.
††	Portfolio turnover rate is for the period indicated and periods of less than one year have not been annualized. Excludes effect of in-kind transfers.
(1)	Per share amounts have been adjusted for a 1 for 4 reverse share split on December 19, 2022. (See Note 10 in the Notes to Financial Statements.)
(2)	The Fund commenced operations on July 12, 2021.
(3)	Per share amounts have been adjusted for a 1 for 5 reverse share split on June 14, 2024. (See Note 10 in the Notes to Financial Statements.)
(4)	The Fund commenced operations on September 8, 2021.

Amounts designated as “—” are either $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

Financial Highlights

Total from Distributions ($)	Net Asset Value, End of Period ($)	Total Return (%)**	Net Assets, End of Period ($)(000)	Ratio of Expenses to Average Net Assets (%)		Ratio of Net Investment Income (Loss) to Average Net Assets (%)	Portfolio Turnover Rate (%)††

(1.03)	71.18	136.25	226,776	0.50		0.16	56.38
(0.22)	30.72	89.03	87,124	0.50		1.16	39.77
(3.87)	16.39	(86.70)	45,227	0.50		1.15	36.47
—	129.32	29.27	127,720	0.50	†	0.52 †	19.49

—	25.56	(21.60)	40,637	0.50		0.31	36.79
—	32.60	(46.86)	35,777	0.50		(0.21)	27.79
(0.05)	61.35	(49.64)	38,035	0.50		(0.24)	36.44
—	121.90	(2.64)	32,427	0.51	†	(0.33)†	40.38

(0.03)	10.17	(12.88)	6,608	0.50		0.52	32.91
—	11.71	(46.92)	5,974	0.50		(0.17)	50.01
— ***	22.06	(14.14)	5,955	0.51		(0.20)	128.22
—	25.70	6.24	8,995	0.50	†	(0.22)†	9.85

The accompanying notes are an integral part of the financial statements.

Financial Highlights

Selected Per Share Data & Ratios For a Share Outstanding Throughout the Period

	Net Asset Value, Beginning of Period ($)	Net Investment Income (Loss) ($)*	Net Realized and Unrealized Gain (Loss) on Investments ($)	Total from Operations ($)	Distribution from Net Investment Income ($)	Distribution from Capital Gains ($)	Return of Capital ($)
Global X Wind Energy ETF
2024	12.88	0.13	(0.96)	(0.83)	(0.12)	—	—
2023	17.58	0.16	(4.68)	(4.52)	(0.18)	—	—
2022	23.76	0.14	(6.26)	(6.12)	(0.06)	—	—
2021(1)	24.82	(0.01)	(1.05)	(1.06)	—	—	—
Global X PropTech ETF
2024	27.26	0.02	9.63	9.65	(0.06)	(0.68)	—
2023(2)	25.08	0.01	2.17	2.18	— ***	—	—
Global X Defense Tech ETF
2024	27.03	0.29	12.08	12.37	(0.13)	(0.01)	—
2023(3)	24.82	0.08	2.13	2.21	—	—	—
Global X Infrastructure Development ex-U.S. ETF
2024(4)	24.82	0.08	(0.93)	(0.85)	—	—	—

*	Per share data calculated using average shares method.
**	Total Return is for the period indicated and has not been annualized. The return shown does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
***	Amount is less than $0.005.
†	Annualized.
††	Portfolio turnover rate is for the period indicated and periods of less than one year have not been annualized. Excludes effect of in-kind transfers.
(1)	The Fund commenced operations on September 8, 2021.
(2)	The Fund commenced operations on April 11, 2023.
(3)	The Fund commenced operations on September 11, 2023.
(4)	The Fund commenced operations on August 27, 2024.

Amounts designated as “—” are either $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

Financial Highlights

Total from Distributions ($)	Net Asset Value, End of Period ($)	Total Return (%)**	Net Assets, End of Period ($)(000)	Ratio of Expenses to Average Net Assets (%)		Ratio of Net Investment Income (Loss) to Average Net Assets (%)		Portfolio Turnover Rate (%)††

(0.12)	11.93	(6.53)	2,147	0.51		1.04		22.82
(0.18)	12.88	(25.94)	2,705	0.51		0.95		94.18
(0.06)	17.58	(25.79)	3,341	0.50		0.68		34.53
—	23.76	(4.27)	4,514	0.50	†	(0.10	)†	23.01

(0.74)	36.17	35.95	1,808	0.50		0.08		12.55
—	27.26	8.71	2,726	0.51	†	0.08	†	13.73

(0.14)	39.26	45.89	766,037	0.50		0.80		14.43
—	27.03	8.90	4,595	0.50	†	1.39	†	2.94

—	23.97	(3.42)	2,397	0.56	†	1.28	†	7.99

The accompanying notes are an integral part of the financial statements.

Notes to Financial Statements

November 30, 2024

1. ORGANIZATION

The Global X Funds (the “Trust”) is a Delaware statutory trust formed on March 6, 2008. The Trust is registered under the Investment Company Act of 1940, as amended, (the “1940 Act”) as an open-end management investment company. As of November 30, 2024, the Trust had one hundred portfolios, ninety-seven of which were operational. The financial statements herein and the related notes pertain to the Global X Millennial Consumer ETF, Global X Aging Population ETF, Global X Robotics &Artificial Intelligence ETF, Global X FinTech ETF, Global X Internet of Things ETF, Global X U.S. Infrastructure Development ETF, Global X Autonomous & Electric Vehicles ETF, Global X Artificial Intelligence & Technology ETF, Global X Genomics & Biotechnology ETF, Global X Cloud Computing ETF, Global X Thematic Growth ETF, Global X Video Games & Esports ETF, Global X Cybersecurity ETF, Global X Telemedicine & Digital Health ETF, Global X CleanTech ETF, Global X Data Center & Digital Infrastructure ETF, Global X Clean Water ETF, Global X AgTech & Food Innovation ETF, Global X Blockchain ETF, Global X Hydrogen ETF, Global X Solar ETF, Global X Wind Energy ETF, Global X PropTech ETF, Global X Defense Tech ETF and Global X Infrastructure Development ex-U.S. ETF (each a “Fund” and collectively, the “Funds”).

Each Fund, other than the Global X Millennial Consumer ETF, Global X Aging Population ETF, Global X U.S. Infrastructure Development ETF, Global X Autonomous & Electric Vehicles ETF, Global X Artificial Intelligence & Technology ETF and Global X Thematic Growth ETF, has elected non-diversified status under the 1940 Act.

The Global X Data Center REITs & Digital Infrastructure ETF was renamed to the Global X Data Center & Digital Infrastructure ETF and its ticker changed to DTCR, effective as of April 1, 2024.

The Global X Infrastructure Development ex-U.S. ETF commenced operations on August 27, 2024.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of the significant accounting policies followed by the Funds:

USE OF ESTIMATES — The Funds are investment companies that apply the accounting and reporting guidance issued in Topic 946 by the U.S. Financial Accounting Standards Board. The preparation of financial statements in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could materially differ from those estimates.

Notes to Financial Statements (Continued)

November 30, 2024

2. SIGNIFICANT ACCOUNTING POLICIES (continued)

RETURN OF CAPITAL ESTIMATES – Distributions received by the Funds from underlying master limited partnership (“MLP”) and real estate investment trust (“REIT”) investments generally are comprised of income and return of capital. The Funds record investment income and return of capital based on estimates made at the time such distributions are received. Such estimates are based on historical information available from the MLPs, REITs and other industry sources. These estimates may subsequently be revised based on information received from the MLPs and REITs after their tax reporting periods are concluded.

SECURITY VALUATION — Securities listed on a securities exchange, market or automated quotation system for which quotations are readily available (except for securities traded on the NASDAQ Stock Market (“NASDAQ”)), including securities traded over the counter, are valued at the last quoted sale price on the primary exchange or market (foreign or domestic) on which they are traded (or at approximately 4:00 pm Eastern Standard Time if a security’s primary exchange is normally open at that time), or, if there is no such reported sale, at the most recent mean between the quoted bid and asked prices, which approximates fair value (absent both bid and asked prices on such exchange, the bid price may be used).

For securities traded on NASDAQ, the NASDAQ Official Closing Price will be used. The prices for foreign securities are reported in local currencies and converted to U.S. dollars using currency exchange rates as of the reporting date. The exchange rates used by the Trust for valuation are captured as of the New York or London close each day.

Securities for which market prices are not “readily available” are valued in accordance with fair value procedures (the “Fair Value Procedures”) established by Global X Management Company LLC, the Funds’ investment adviser (the “Adviser”), and approved by the Funds’ Board of Trustees (the “Board”). Pursuant to Rule 2a-5 under the 1940 Act, the Board has designated the Adviser as the “valuation designee” to determine the fair value of securities and other instruments for which no readily available market quotations are available. The Fair Value Procedures are implemented through a fair value committee (the “Committee”) of the Adviser. Some of the more common reasons that may necessitate that a security be valued using the Fair Value Procedures include: the security’s trading has been halted or suspended; the security has been de-listed from its primary trading exchange; the security’s primary trading market is temporarily closed at a time when, under normal conditions, it would be open; the security has not been traded for an extended period of time; the security’s primary pricing source is not able or willing to provide a price; or trading of the security is subject to local government-imposed restrictions. In addition, each Fund may fair value a security if an event that may materially affect the value of the Fund’s security that is traded outside of the United States (a “Significant Event”) has occurred between the time of the security’s last close and the time the Fund calculates its net asset value (“NAV”). A Significant Event may relate to a single issuer or to an entire market sector. Events that may

Notes to Financial Statements (Continued)

November 30, 2024

2. SIGNIFICANT ACCOUNTING POLICIES (continued)

be Significant Events include: government actions, natural disasters, armed conflict, acts of terrorism and significant market fluctuations. If the Adviser becomes aware of a Significant Event that has occurred with respect to a security or group of securities after the closing of the exchange or market on which the security or securities principally trade, but before the time at which the Funds calculate their NAV, it may request that a Committee meeting be called. When a security is valued in accordance with the Fair Value Procedures, the Committee will determine the value after taking into consideration all relevant information reasonably available to the Committee.

If available, debt securities are priced based upon valuations provided by independent, third-party pricing agents. Such values generally reflect the last reported sales price if the security is actively traded. The third-party pricing agents may also value debt securities at an evaluated bid price by employing methodologies that utilize actual market transactions, broker-supplied valuations, or other methodologies designed to identify the market value for such securities. Debt obligations with remaining maturities of sixty days or less will be valued at their market value. Prices for most securities held by the Funds are provided daily by recognized independent pricing agents. If a security price cannot be obtained from an independent, third-party pricing agent, the Funds seek to obtain a bid price from at least one independent broker.

In accordance with the authoritative guidance on fair value measurements and disclosure under U.S. GAAP, the Funds disclose the fair value of their investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure the fair value. The objective of a fair value measurement is to determine the price that would be received upon the sale of an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (an exit price). Accordingly, the fair value hierarchy gives the highest priority to quoted prices (unadjusted) in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The three levels of the fair value hierarchy are described below:

Level 1 – Unadjusted quoted prices in active markets for identical, unrestricted assets or liabilities that the Funds have the ability to access at the measurement date;

Level 2 – Other significant observable inputs (including quoted prices in non-active markets, quoted prices for similar investments, fair value of investments for which the Funds have the ability to fully redeem tranches at NAV as of the measurement date or within the near term, and short-term investments valued at amortized cost); and

Level 3 – Significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of investments and fair value of investments for

Notes to Financial Statements (Continued)

November 30, 2024

2. SIGNIFICANT ACCOUNTING POLICIES (continued)

which the Funds do not have the ability to fully redeem tranches at NAV as of the measurement date or within the near term).

Investments are classified within the level of the lowest significant input considered in determining fair value. Investments classified within Level 3 whose fair value measurement considers several inputs may include Level 1 or Level 2 inputs as components of the overall fair value measurement. For details of the investment classification, reference the Schedule of Investments.

The unobservable inputs used to determine fair value of Level 3 assets may have similar or diverging impacts on valuation. Significant increases and decreases in these inputs in isolation and interrelationships between those inputs could result in significantly higher or lower fair value measurement.

DUE TO/FROM BROKERS — Due to/from brokers includes cash and collateral balances with the Funds’ clearing brokers or counterparties as of November 30, 2024. The Funds continuously monitor the credit standing of each broker or counterparty with whom they conduct business. In the event a broker or counterparty is unable to fulfill its obligations, the Funds would be subject to counterparty credit risk.

REPURCHASE AGREEMENTS — Securities pledged as collateral for repurchase agreements are held by Brown Brothers Harriman & Co. (“BBH”) or The Bank of New York Mellon (“BNY Mellon”), as appropriate, in their roles as Custodian to respective Funds (each, a “Custodian” and together, the “Custodians”), and are designated as being held on each Fund’s behalf by the Custodian under a book-entry system. Each Fund monitors the adequacy of the collateral on a daily basis and can require the seller to provide additional collateral in the event the market value of the securities pledged falls below the carrying value of the repurchase agreement, including accrued interest.

It is each Fund’s policy to only enter into repurchase agreements with banks and other financial institutions which are deemed by the Adviser to be creditworthy. The Funds bear the risk of loss in the event that the counterparty to a repurchase agreement defaults on its obligations and the Funds are prevented from exercising their rights to dispose of the underlying securities received as collateral. For financial statement purposes, the Funds record the securities lending collateral (included in repurchase agreements, at value or restricted cash) as an asset and the obligation to return securities lending collateral as a liability on the Statements of Assets and Liabilities. Repurchase agreements are entered into by the Funds under Master Repurchase Agreements (each, an “MRA”) which permit the Funds, under certain circumstances, including an event of default (such as bankruptcy or insolvency), to offset payables and/or receivables under the MRA with collateral held and/or posted to the counterparty and create one single net payment due to or from the Funds.

Notes to Financial Statements (Continued)

November 30, 2024

2. SIGNIFICANT ACCOUNTING POLICIES (continued)

FEDERAL INCOME TAXES — It is each Fund’s intention to qualify, or continue to qualify, as a regulated investment company for Federal income tax purposes by complying with the appropriate provisions of Subchapter M of the Internal Revenue Code of 1986, as amended (the “Code”). Accordingly, no provisions for Federal income taxes have been made in the financial statements except as described below.

The Funds evaluate tax positions taken or expected to be taken in the course of preparing the Funds’ tax returns to determine whether it is “more-likely-than-not” (i.e., greater than 50%) that each tax position will be sustained upon examination by a taxing authority based on the technical merits of the position. Tax positions not deemed to meet the more-likely-than-not threshold are recorded as a tax benefit or expense in the current year. The Funds did not record any tax positions in the current period, however Management’s conclusions regarding tax positions may be subject to review and adjustment at a later date based on factors including, but not limited to, examination by tax authorities (i.e., the last three tax year ends, as applicable), and on-going analysis of and changes to tax laws and regulations, and interpretations thereof.

If a Fund has foreign tax filings that have not been made, the tax years that remain subject to examination may date back to the inception of the Fund.

As of and during the reporting period ended November 30, 2024, the Funds did not have a liability for any unrecognized tax benefits. The Funds recognize interest and penalties, if any, related to unrecognized tax benefits as income tax expense on the Statements of Operations. During the reporting period, the Funds did not incur any interest or penalties. The Funds are also not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next 12 months.

The Funds file withholding tax reclaims in certain jurisdictions to recover a portion of amounts previously withheld. The Funds may record a reclaim receivable based on collectability, which includes factors such as the jurisdiction’s applicable laws, payment history and market convention. The Statements of Operations includes tax reclaims recorded as well as professional and other fees, if any, associated with recovery of foreign withholding taxes.

SECURITY TRANSACTIONS AND INVESTMENT INCOME — Security transactions are accounted for on the trade date for financial reporting purposes. Costs used in determining realized gains and losses on the sale of investment securities are based on specific identification. Dividend income is recorded on the ex-dividend date. Interest income is recognized on the accrual basis from the settlement date. Amortization of premiums and accretion of discounts is included in interest income.

Notes to Financial Statements (Continued)

November 30, 2024

2. SIGNIFICANT ACCOUNTING POLICIES (continued)

DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS — The Funds distribute their net investment income on a pro rata basis. Any net investment income and net realized capital gains are distributed at least annually. All distributions are recorded on the ex-dividend date.

INVESTMENTS IN REITs – With respect to the Funds, dividend income is recorded based on the income included in distributions received from REIT investments using published REIT reclassifications, including some management estimates when actual amounts are not available. Distributions received in excess of these estimated amounts are recorded as a reduction of the cost of investments or reclassified to capital gains. The actual amounts of income, return of capital, and capital gains are only determined by each REIT after its fiscal year end, and may differ from the estimated amounts.

CASH OVERDRAFT CHARGES – Per the terms of an agreement with BBH, if a Fund for which BBH is Custodian has a cash overdraft on a given day, it will be assessed an overdraft charge equal to the applicable BBH Base Rate plus 2.00%. Prior to August 12, 2024, with respect to the Global X Robotics & Artificial Intelligence ETF and Global X Autonomous & Electric Vehicles ETF, BBH acted as the Custodian for the respective Funds, and if a Fund had a cash overdraft on a given day, it was assessed an overdraft charge equal to the applicable BBH Base Rate plus 2.00%. Per the terms of an agreement with BNY Mellon, if a Fund for which BNY Mellon is Custodian has a cash overdraft, it will be charged interest at a rate then charged by BNY Mellon to its institutional custody clients in the relevant currency. Cash overdraft charges are included in Custodian fees on the Statements of Operations.

FOREIGN CURRENCY TRANSACTIONS AND TRANSLATION — The books and records of the Funds are maintained in U.S. dollars. Investment securities and other assets and liabilities denominated in a foreign currency are translated into U.S. dollars on the date of valuation. Purchases and sales of investment securities, income and expenses are translated into U.S. dollars at the relevant rates of exchange prevailing on the respective dates of such transactions. The Funds do not isolate that portion of realized or unrealized gains and losses resulting from changes in the foreign exchange rate from fluctuations arising from changes in the market prices of the securities. These gains and losses are included in net realized and unrealized gains and losses on investments on the Statements of Operations. Net realized and unrealized gains and losses on foreign currency transactions and translations represent net foreign exchange gains or losses from foreign currency spot contracts, disposition of foreign currencies, currency gains or losses realized between trade and settlement dates on securities transactions and the difference between the amount of the investment income and foreign withholding taxes recorded on the Funds’ books and the U.S. dollar equivalent amounts actually received or paid.

Notes to Financial Statements (Continued)

November 30, 2024

2. SIGNIFICANT ACCOUNTING POLICIES (continued)

FUTURES CONTRACTS — To the extent consistent with its investment objective and strategies, each Fund may use futures contracts for tactical hedging purposes as well as to enhance the Fund’s returns. Initial margin deposits of cash or securities are made upon entering into futures contracts. The contracts are marked to market daily and the resulting changes in value are accounted for as unrealized gains and losses. Variation margin payments are paid or received, depending upon whether unrealized gains or losses are incurred. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the proceeds from (or cost of) the closing transaction and the amount invested in the contract.

Risks of entering into futures contracts include the possibility that there will be an imperfect price correlation between the futures and the underlying securities. Second, it is possible that a lack of liquidity for futures contracts could exist in the secondary market, resulting in an inability to close a position prior to its maturity date. Third, a futures contract involves the risk that the Fund could lose more than the original margin deposit required to initiate a futures transaction.

Futures contracts shall be valued at the settlement price established each day by the board of the exchange on which they are traded. The daily settlement prices for financial futures are provided by an independent source.

Finally, the risk exists that losses could exceed amounts disclosed on the Statements of Assets and Liabilities. Refer to the Funds’ Schedule of Investments for details regarding open futures contracts as of November 30, 2024, if applicable.

CREATION UNITS — The Funds issue and redeem their shares (“Shares”) on a continuous basis at NAV and only in large blocks of 10,000 Shares, referred to as “Creation Units”. Purchasers of Creation Units (each, an “Authorized Participant”) at NAV must pay a standard creation transaction fee per transaction. The fee is a single charge and will be the same regardless of the number of Creation Units purchased by an Authorized Participant on the same day. An Authorized Participant who holds Creation Units and wishes to redeem at NAV would also pay a standard redemption fee per transaction to the Fund’s Custodian, on the date of such redemption, regardless of the number of Creation Units redeemed that day.

If a Creation Unit is purchased or redeemed for cash, an additional variable fee may be charged. The following table discloses Creation Unit breakdown:

	Creation Unit Shares	Creation Fee	Redemption Fee
Global X Millennial Consumer ETF	10,000	$300	$300
Global X Aging Population ETF	10,000	300	300
Global X Robotics & Artificial Intelligence ETF	10,000	400	400

Notes to Financial Statements (Continued)

November 30, 2024

2. SIGNIFICANT ACCOUNTING POLICIES (continued)

	Creation Unit Shares	Creation Fee	Redemption Fee
Global X FinTech ETF	10,000	$250	$250
Global X Internet of Things ETF	10,000	250	250
Global X U.S. Infrastructure Development ETF	10,000	300	300
Global X Autonomous & Electric Vehicles ETF	10,000	700	700
Global X Artificial Intelligence & Technology ETF	10,000	300	300
Global X Genomics & Biotechnology ETF	10,000	250	250
Global X Cloud Computing ETF	10,000	250	250
Global X Thematic Growth ETF	10,000	250	250
Global X Video Games & Esports ETF	10,000	300	300
Global X Cybersecurity ETF	10,000	250	250
Global X Telemedicine & Digital Health ETF	10,000	250	250
Global X CleanTech ETF	10,000	250	250
Global X Data Center & Digital Infrastructure ETF	10,000	250	250
Global X Clean Water ETF	10,000	250	250
Global X AgTech & Food Innovation ETF	10,000	250	250
Global X Blockchain ETF	10,000	250	250
Global X Hydrogen ETF	10,000	250	250
Global X Solar ETF	10,000	400	400
Global X Wind Energy ETF	10,000	300	300
Global X PropTech ETF	10,000	250	250
Global X Defense Tech ETF	10,000	250	250
Global X Infrastructure Development ex-U.S. ETF	10,000	1,100	1,100

3. RELATED PARTIES AND SERVICE PROVIDER TRANSACTIONS

On July 2, 2018, the Adviser consummated a transaction pursuant to which it became an indirect, wholly-owned subsidiary of Mirae Asset Global Investments Co., Ltd. (“Mirae”). In this manner, the Adviser is ultimately controlled by Mirae.

The Adviser serves as the investment adviser and the administrator for the Funds. Subject to the supervision of the Board, the Adviser is responsible for managing the investment activities of the Funds and the Funds’ business affairs and other administrative matters and provides, or causes to be furnished, all supervisory, administrative and other services reasonably necessary for the operation of the Funds, including certain distribution services (provided pursuant to a separate distribution services agreement), certain shareholder and distribution-related services (provided pursuant to a separate Rule 12b-1 Plan and related agreements) and investment advisory services (provided pursuant to a separate Investment Advisory Agreement), under what is essentially an “all-in” fee structure.

For the Adviser’s service to the respective Funds, under a supervision and administration agreement (the “Supervision and Administration Agreement”), each Fund pays a monthly fee to the Adviser at the annual rate below (stated as a percentage of the average daily net

Notes to Financial Statements (Continued)

November 30, 2024

3. RELATED PARTIES AND SERVICE PROVIDER TRANSACTIONS (continued)

assets of the respective Fund) (the “Supervision and Administration Fee”). In addition, the Funds bear other expenses, directly and indirectly, that are not covered by the Supervision and Administration Agreement, which may vary and affect the total expense ratios of the Funds, such as taxes, brokerage fees, commissions, certain Custodian fees, acquired fund fees and expenses (except for Global X Thematic Growth ETF with respect to investments in affiliated investment companies), and other transaction expenses, interest expenses, and extraordinary expenses (such as litigation and indemnification expenses).

The Supervision and Administration Agreement for the Global X Thematic Growth ETF provides that the Adviser also bears the costs for acquired fund fees and expenses generated by investments by the Fund in affiliated investment companies. For the year ended November 30, 2024, the Adviser paid acquired fund fees and expenses of $124,963 and made such reimbursement payments to the Global X Thematic Growth ETF on a monthly basis. These amounts are included in Payment from Adviser on the Statement of Operations.

The following table discloses the supervision and administration fees payable pursuant to the Supervision and Administration Agreement:

Supervision and Administration Fee
Global X Millennial Consumer ETF	0.50%
Global X Aging Population ETF	0.50%
Global X Robotics & Artificial Intelligence ETF	0.68%
Global X FinTech ETF	0.68%
Global X Internet of Things ETF	0.68%
Global X U.S. Infrastructure Development ETF	0.47%
Global X Autonomous & Electric Vehicles ETF	0.68%
Global X Artificial Intelligence & Technology ETF	0.68%
Global X Genomics & Biotechnology ETF	0.50%
Global X Cloud Computing ETF	0.68%
Global X Thematic Growth ETF	0.50%
Global X Video Games & Esports ETF	0.50%
Global X Cybersecurity ETF	0.50%
Global X Telemedicine & Digital Health ETF	0.68%
Global X CleanTech ETF	0.50%
Global X Data Center & Digital Infrastructure ETF	0.50%
Global X Clean Water ETF	0.50%

Notes to Financial Statements (Continued)

November 30, 2024

3. RELATED PARTIES AND SERVICE PROVIDER TRANSACTIONS (continued)

Supervision and Administration Fee
Global X AgTech & Food Innovation ETF	0.50%
Global X Blockchain ETF	0.50%
Global X Hydrogen ETF	0.50%
Global X Solar ETF	0.50%
Global X Wind Energy ETF	0.50%
Global X PropTech ETF	0.50%
Global X Defense Tech ETF	0.50%
Global X Infrastructure Development ex-U.S. ETF	0.55%

SEI Investments Global Funds Services (“SEIGFS”) serves as sub-administrator to the Funds. As sub-administrator, SEIGFS provides the Funds with all required general administrative services, including, without limitation: office space, equipment, and personnel; clerical and general back office services; bookkeeping, internal accounting and secretarial services; the calculation of NAV; and assistance with the preparation and filing of reports, registration statements, proxy statements and other materials required to be filed or furnished by the Funds under federal and state securities laws. As compensation for these services, SEIGFS receives certain out-of-pocket costs, transaction fees and asset-based fees which are accrued daily and paid monthly by the Adviser.

SEI Investments Distribution Co. (“SIDCO”) serves as the Funds’ underwriter and distributor of Creation Units pursuant to a distribution agreement (the “Distribution Agreement”). SIDCO has no obligation to sell any specific quantity of Shares of the funds.

SIDCO bears the following costs and expenses relating to the distribution of Shares: (i) the costs of processing and maintaining records of creations of Creation Units; (ii) all costs of maintaining the records required of a registered broker/dealer; (iii) the expenses of maintaining its registration or qualification as a dealer or broker under federal or state laws; (iv) filing fees; and (v) all other expenses incurred in connection with the distribution services as contemplated in the Distribution Agreement. SIDCO receives no fee from the Funds for its distribution services under the Distribution Agreement; rather, the Adviser compensates SIDCO for certain expenses, out-of-pocket costs, and transaction fees.

BBH serves as the Custodian and transfer agent of the Global X Millennial Consumer ETF, Global X U.S. Infrastructure Development ETF, Global X Cloud Computing ETF and Global X Telemedicine & Digital Health ETF. As Custodian, BBH has agreed to (1) make receipts and disbursements of money on behalf of the Funds; (2) collect and receive all income and other payments and distributions on account of the Funds’ portfolio investments; (3) respond to correspondence from shareholders, security brokers and others relating to its duties; and (4) make periodic reports to the Funds concerning the Funds’

Notes to Financial Statements (Continued)

November 30, 2024

3. RELATED PARTIES AND SERVICE PROVIDER TRANSACTIONS (continued)

operations. BBH does not exercise any supervisory function over the purchase and sale of securities. As compensation for these services, BBH receives certain out-of-pocket costs, transaction fees and asset-based fees which are accrued daily and paid monthly by the Adviser from its fees. As compensation for these services, BBH receives certain out-of-pocket costs, transaction fees and asset-based fees which are accrued daily and paid monthly by the Adviser from its fees. As transfer agent, BBH has agreed to (1) issue and redeem Shares of each Fund; (2) make dividend and other distributions to shareholders of each Fund; (3) respond to correspondence by shareholders and others relating to its duties; (4) maintain shareholder accounts; and (5) make periodic reports to the Funds. As compensation for these services, BBH receives certain out-of-pocket costs, transaction fees and asset-based fees which are accrued daily and paid monthly by the Adviser from its fees.

BNY Mellon is the Custodian of the Trust’s portfolio securities and cash with respect to all Funds except the Global X Millennial Consumer ETF, Global X U.S. Infrastructure Development ETF, Global X Cloud Computing ETF and Global X Telemedicine & Digital Health ETF. As Custodian, BNY Mellon may appoint domestic and foreign sub-custodians and use depositories from time to time to hold securities and other instruments purchased by the Trust in foreign countries and to hold cash and currencies for the Trust. BNY Mellon also serves as the Trust’s transfer agent on behalf of the Funds. Under its transfer agency agreement with the Trust, BNY Mellon has undertaken with the Trust to provide the following services with respect to the Funds for which it serves as transfer agent: (i) perform and facilitate the performance of purchases and redemptions of Creation Units, (ii) prepare and transmit by means of Depository Trust Company’s (“DTC”) book-entry system payments for dividends and distributions on or with respect to the Shares declared by the Trust on behalf of the Fund, as applicable, (iii) prepare and deliver reports, information and documents as specified in the transfer agency agreement, (iv) perform the customary services of a transfer agent and dividend disbursing agent, and (v) render certain other miscellaneous services as specified in the transfer agency agreement or as otherwise agreed upon.

The Custodian and transfer agent for the Global X Robotics & Artificial Intelligence ETF, and Global X Autonomous & Electric Vehicles ETF transitioned from BBH to BNY Mellon on August 12, 2024.

Notes to Financial Statements (Continued)

November 30, 2024

4. INVESTMENT TRANSACTIONS

For the year or period ended November 30, 2024, the purchases and sales of investments in securities excluding in-kind transactions, long-term U.S. Government, and short-term securities, were:

	Purchases	Sales and Maturities
Global X Millennial Consumer ETF	$12,788,625	$12,911,077
Global X Aging Population ETF	10,955,618	10,784,082
Global X Robotics & Artificial Intelligence ETF	270,740,083	290,444,726
Global X FinTech ETF	44,645,736	46,798,857
Global X Internet of Things ETF	51,328,688	57,513,100
Global X U.S. Infrastructure Development ETF	375,805,442	322,863,647
Global X Autonomous & Electric Vehicles ETF	143,122,510	159,195,671
Global X Artificial Intelligence & Technology ETF	353,421,472	190,152,872
Global X Genomics & Biotechnology ETF	16,988,110	17,061,289
Global X Cloud Computing ETF	102,128,420	103,954,062
Global X Thematic Growth ETF	6,594,601	6,803,346
Global X Video Games & Esports ETF	40,279,162	46,301,220
Global X Cybersecurity ETF	243,638,049	242,064,426
Global X Telemedicine & Digital Health ETF	19,885,859	20,100,085
Global X CleanTech ETF	9,072,106	10,212,673
Global X Data Center & Digital Infrastructure ETF	56,909,688	39,033,102
Global X Clean Water ETF	1,058,094	1,043,223
Global X AgTech & Food Innovation ETF	1,471,022	1,585,074
Global X Blockchain ETF	113,679,393	112,895,677
Global X Hydrogen ETF	21,112,870	19,121,833
Global X Solar ETF	3,451,037	2,580,574
Global X Wind Energy ETF	566,417	665,805
Global X PropTech ETF	425,929	510,850
Global X Defense Tech ETF	72,741,080	38,854,106
Global X Infrastructure Development ex-U.S. ETF	2,680,860	195,757

Notes to Financial Statements (Continued)

November 30, 2024

4. INVESTMENT TRANSACTIONS (continued)

For each of the year or period ended November 30, 2024, in-kind transactions associated with creations and redemptions were:

	Purchases	Sales	Realized Gain/(Loss)
Global X Millennial Consumer ETF	$17,689,543	$33,672,333	$11,373,816
Global X Aging Population ETF	11,230,253	12,846,224	3,772,898
Global X Robotics & Artificial Intelligence ETF	869,420,682	1,025,690,848	573,570,497
Global X FinTech ETF	39,548,849	174,070,958	(22,100,503)
Global X Internet of Things ETF	–	69,209,797	17,240,572
Global X U.S. Infrastructure Development ETF	2,914,307,134	984,827,196	394,664,568
Global X Autonomous & Electric Vehicles ETF	37,148,397	320,658,330	33,689,679
Global X Artificial Intelligence & Technology ETF	1,382,123,636	276,070,109	113,796,777
Global X Genomics & Biotechnology ETF	12,285,712	29,644,345	870,246
Global X Cloud Computing ETF	81,172,364	335,826,608	38,207,770
Global X Thematic Growth ETF	–	18,493,112	(3,677,645)
Global X Video Games & Esports ETF	14,899,214	51,208,090	(871,406)
Global X Cybersecurity ETF	131,713,480	119,869,375	28,598,255
Global X Telemedicine & Digital Health ETF	3,692,750	32,606,861	(16,837,807)
Global X CleanTech ETF	2,201,552	12,235,657	(4,836,924)
Global X Data Center & Digital Infrastructure ETF	88,261,553	14,116,089	3,706,633
Global X Clean Water ETF	639,201	1,081,473	309,949
Global X AgTech & Food Innovation ETF	719,223	650,951	40,060
Global X Blockchain ETF	75,912,425	65,393,669	46,272,868
Global X Hydrogen ETF	12,857,560	–	–
Global X Solar ETF	1,028,524	330,016	66,511
Global X Wind Energy ETF	–	255,427	(54,441)
Global X PropTech ETF	289,792	2,069,488	578,521
Global X Defense Tech ETF	692,249,637	43,662,503	21,532,384
Global X Infrastructure Development ex-U.S. ETF	–	–	–

For the year ended November 30, 2024, there were no purchases or sales of long-term U.S. Government securities by the Funds.

5. DERIVATIVE TRANSACTIONS

The following tables show the derivatives categorized by underlying risk exposure.

Notes to Financial Statements (Continued)

November 30, 2024

5. DERIVATIVE TRANSACTIONS (continued)

The fair value of derivative instruments as of November 30, 2024 was as follows:

	Asset Derivatives				Liability Derivatives
		Fair Value				Fair Value
Derivatives not accounted for as hedging instruments:

Global X Robotics & Artificial Intelligence ETF
Equity contracts	Unrealized appreciation on Future Contracts	$384,099	*	Equity contracts	Unrealized depreciation on Future Contracts	$–
Total Derivatives not accounted for as hedging instruments		$384,099				$–

Derivatives not accounted for as hedging instruments:

Global X U.S. Infrastructure Development ETF
Equity contracts	Unrealized appreciation on Future Contracts	$151,291	*	Equity contracts	Unrealized depreciation on Future Contracts	$–
Total Derivatives not accounted for as hedging instruments		$151,291				$–

* Includes cumulative appreciation (depreciation) of futures contracts as reported in the Schedules of Investments. Only current day’s variation margin, if any, is reported within the Statements of Assets & Liabilities.

The effect of derivative instruments on the Statements of Operations for the year ended November 30, 2024:

Amount of realized gain or (loss) on derivatives recognized in income:

Futures Contracts
Global X Robotics & Artificial Intelligence ETF
Equity contracts	$1,045,895

Global X U.S. Infrastructure Development ETF
Equity contracts	$(8,231)

Global X Cybersecurity ETF
Equity contracts	$186,940

Change in unrealized appreciation or (depreciation) on derivatives recognized in income:

Notes to Financial Statements (Continued)

November 30, 2024

5. DERIVATIVE TRANSACTIONS (continued)

Futures
Global X Robotics & Artificial Intelligence ETF
Equity contracts	$69,859

Global X U.S. Infrastructure Development ETF
Equity contracts	$151,291

The following table discloses the average monthly balances of the Funds’ Futures activity during the year ended November 30, 2024:

	Average Notional Balance Short	Average Notional Balance Long
Global X Robotics & Artificial Intelligence ETF	$–	$6,239,785
Global X U.S. Infrastructure Development ETF	$–	$919,296
Global X Cybersecurity ETF	$–	$750,880

6. TAX INFORMATION

The amount and character of income and capital gain distributions to be paid, if any, are determined in accordance with Federal income tax regulations, which may differ from U.S. GAAP. As a result, net investment income (loss) and net realized gain (loss) on investment transactions for a reporting period may differ significantly from distributions during such period. These book/tax differences may be temporary or permanent. To the extent these differences are permanent in nature, they are charged or credited to undistributed net investment income (loss), accumulated net realized gain (loss) or paid-in capital, as appropriate, in the period that the differences arise.

The permanent differences primarily consist of redemption in kind, return of capital distributions, net operating losses, distribution in excess, and utilization of earnings and profits on shareholder redemptions.

The tax character of dividends and distributions declared during the years or periods ended November 30, 2024 and November 30, 2023 were as follows:

Global X Funds	Ordinary Income	Long-Term Capital Gain	Return of Capital	Totals
Global X Millennial Consumer ETF
2024	$409,955	$–	$–	$409,955
2023	234,244	–	–	234,244

Notes to Financial Statements (Continued)

November 30, 2024

6. TAX INFORMATION (continued)

Global X Funds	Ordinary Income	Long-Term Capital Gain	Return of Capital	Totals
Global X Aging Population ETF
2024	$438,748	$–	$–	$438,748
2023	279,995	–	–	279,995
Global X Robotics & Artificial Intelligence ETF
2024	$1,998,947	$–	$2,145,659	$4,144,606
2023	4,618,009	–	–	4,618,009
Global X FinTech ETF
2024	$709,172	$–	$–	$709,172
2023	887,181	–	28,497	915,678
Global X Internet of Things ETF
2024	$1,821,857	$–	$–	$1,821,857
2023	2,946,458	–	–	2,946,458
Global X U.S. Infrastructure Development ETF
2024	$34,799,827	$6,870,550	$–	$41,670,377
2023	30,856,526	–	–	30,856,526
Global X Autonomous & Electric Vehicles ETF
2024	$10,410,110	$–	$–	$10,410,110
2023	11,305,718	–	–	11,305,718
Global X Artificial Intelligence & Technology ETF
2024	$3,035,733	$–	$–	$3,035,733
2023	724,994	–	–	724,994
Global X Genomics & Biotechnology ETF
2024	$–	$–	$–	$–
2023	–	–	–	–
Global X Cloud Computing ETF
2024	$–	$–	$–	$–
2023	–	–	–	–
Global X Thematic Growth ETF
2024	$412,897	$–	$180,016	$592,913
2023	746,536	–	–	746,536
Global X Video Games & Esports ETF
2024	$1,027,863	$–	$–	$1,027,863
2023	275,496	–	–	275,496
Global X Cybersecurity ETF
2024	$741,657	$–	$–	$741,657
2023	684,512	12,296,299	–	12,980,811

Global X Telemedicine & Digital Health ETF
2024	$–	$–	$–	$–
2023	–	–	–	–
Global X CleanTech ETF
2024	$452,237	$–	$–	$452,237
2023	205,777	–	–	205,777

Notes to Financial Statements (Continued)

November 30, 2024

6. TAX INFORMATION (continued)

Global X Funds	Ordinary Income	Long-Term Capital Gain	Return of Capital	Totals
Global X Data Center & Digital Infrastructure ETF
2024	$881,454	$–	$–	$881,454
2023	1,286,237	44,305	–	1,330,542
Global X Clean Water ETF
2024	$135,553	$–	$–	$135,553
2023	138,123	–	–	138,123
Global X AgTech & Food Innovation ETF
2024	$73,440	$–	$–	$73,440
2023	45,738	–	–	45,738
Global X Blockchain ETF
2024	$3,111,807	$–	$–	$3,111,807
2023	602,091	–	–	602,091
Global X Hydrogen ETF
2024	$–	$–	$–	$–
2023	–	–	–	–
Global X Solar ETF
2024	$17,578	$–	$–	$17,578
2023	–	–	–	–
Global X Wind Energy ETF
2024	$25,575	$–	$–	$25,575
2023	47,859	–	–	47,859
Global X PropTech ETF
2024	$69,246	$5,076	$–	$74,322
2023	453	–	–	453
Global X Defense Tech ETF
2024	$487,195	$–	$–	$487,195
2023	–	–	–	–
Global X Infrastructure Development ex-U.S. ETF
2024	$–	$–	$–	$–

Notes to Financial Statements (Continued)

November 30, 2024

6. TAX INFORMATION (continued)

On February 23, 2024, the Global X Metaverse ETF was liquidated, and closed and paid a long term capital gain distribution of $31,371. The tax character of the distribution will be communicated on Form 1099DIV in 2025.

As of November 30, 2024, the components of tax basis distributable earnings (accumulated losses) were as follows:

	Global X Millennial Consumer ETF	Global X Aging Population ETF	Global X Robotics & Artificial Intelligence ETF
Undistributed Ordinary Income	$163,979	$239,589	$–
Capital Loss Carryforwards	(10,656,123)	(3,290,012)	(471,577,198)
Unrealized Appreciation (Depreciation) on Investments and Foreign Currency	(2,886,767)	282,631	19,145,572
Late Year Loss Deferral	–	–	(54,260)
Other Temporary Differences	3	(1)	(3)
Total Accumulated Losses	$(13,378,908)	$(2,767,793)	$(452,485,889)

	Global X FinTech ETF	Global X Internet of Things ETF	Global X U.S. Infrastructure Development ETF
Undistributed Ordinary Income	$1,677,055	$678,856	$31,957,467
Capital Loss Carryforwards	(174,065,904)	(20,567,665)	–
Unrealized Appreciation (Depreciation) on Investments and Foreign Currency	(49,091,652)	30,486,634	2,751,592,832
Other Temporary Differences	4	(6)	(5)
Total Distributable Earnings (Accumulated Losses)	$(221,480,497)	$10,597,819	$2,783,550,294

	Global X Autonomous & Electric Vehicles ETF	Global X Artificial Intelligence & Technology ETF	Global X Genomics & Biotechnology ETF
Undistributed Ordinary Income	$4,549,699	$737,334	$–
Capital Loss Carryforwards	(137,121,744)	(7,238,346)	(96,994,515)
Unrealized Appreciation (Depreciation) on Investments and Foreign Currency	(210,334,046)	359,679,190	(48,983,233)
Late Year Loss Deferral	–	–	(191,661)
Other Temporary Differences	(3)	(5)	(9)
Total Distributable Earnings (Accumulated Losses)	$(342,906,094)	$353,178,173	$(146,169,418)

Notes to Financial Statements (Continued)

November 30, 2024

6. TAX INFORMATION (continued)

	Global X Cloud Computing ETF	Global X Thematic Growth ETF	Global X Video Games & Esports ETF
Undistributed Ordinary Income	$–	$–	$865,421
Capital Loss Carryforwards	(278,577,166)	(50,818,787)	(65,019,003)
Unrealized Depreciation on Investments and Foreign Currency	(91,299,452)	(5,177,587)	(55,970,060)
Late Year Loss Deferral	(2,368,511)	–	–
Other Temporary Differences	3	–	–
Total Accumulated Losses	$(372,245,126)	$(55,996,374)	$(120,123,642)

	Global X Cybersecurity ETF	Global X Telemedicine & Digital Health ETF	Global X CleanTech ETF
Undistributed Ordinary Income	$–	$–	$282,145
Capital Loss Carryforwards	(217,473,528)	(118,895,279)	(49,573,034)
Unrealized Appreciation (Depreciation) on Investments and Foreign Currency	46,716,235	(40,991,367)	(70,000,463)
Late Year Loss Deferral	(451,048)	(209,658)	–
Other Temporary Differences	3	(1)	(4)
Total Accumulated Losses	$(171,208,338)	$(160,096,305)	$(119,291,356)

	Global X Data Center & Digital Infrastructure ETF	Global X Clean Water ETF	Global X AgTech & Food Innovation ETF
Undistributed Ordinary Income	$1,341,303	$83,955	$27,403
Capital Loss Carryforwards	(2,337,878)	(524,448)	(4,180,290)
Unrealized Appreciation (Depreciation) on Investments and Foreign Currency	4,290,939	1,456,399	(834,977)
Other Temporary Differences	2	(1)	5
Total Distributable Earnings (Accumulated Losses)	$3,294,366	$1,015,905	$(4,987,859)

	Global X Blockchain ETF	Global X Hydrogen ETF	Global X Solar ETF
Undistributed Ordinary Income	$11,775,980	$140,070	$14,484
Capital Loss Carryforwards	(136,080,660)	(22,166,937)	(2,009,340)
Unrealized Appreciation (Depreciation) on Investments and Foreign Currency	66,934,832	(37,758,398)	(2,759,879)
Other Temporary Differences	(5)	(4)	(1)
Total Accumulated Losses	$(57,369,853)	$(59,785,269)	$(4,754,736)

Notes to Financial Statements (Continued)

November 30, 2024

6. TAX INFORMATION (continued)

	Global X Wind Energy ETF	Global X PropTech ETF	Global X Defense Tech ETF
Undistributed Ordinary Income	$16,483	$–	$1,505,401
Undistributed Long-Term Capital Gain	–	13,720	–
Capital Loss Carryforwards	(2,176,236)	–	(740,808)
Unrealized Appreciation (Depreciation) on Investments and Foreign Currency	(1,120,416)	445,614	56,371,986
Other Temporary Differences	3	–	(2)
Total Distributable Earnings (Accumulated Losses)	$(3,280,166)	$459,334	$57,136,577

Global X Infrastructure Development ex-U.S. ETF
Undistributed Ordinary Income	$5,833
Capital Loss Carryforwards	(4,529)
Unrealized Depreciation on Investments and Foreign Currency	(91,608)
Other Temporary Differences	1
Total Accumulated Losses	$(90,303)

Qualified late year ordinary (including currency and specified gain/loss items) represents losses realized from January 1, 2024 through November 30, 2024, that in accordance with federal income tax regulations, the Funds have elected to defer and treat as having arisen in the following fiscal year.

For taxable years beginning after December 22, 2010, a registered investment company is permitted to carry forward net capital losses to offset capital gains realized in later years, and the losses carried forward retain their original character as either long-term or short-term losses.

The Federal tax cost and aggregated gross unrealized appreciation and depreciation on investments held by the Funds at November 30, 2024, were as follows:

Global X Funds	Federal Tax Cost	Aggregated Gross Unrealized Appreciation	Aggregated Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
Global X Millennial Consumer ETF	$133,748,688	$29,778,589	$(32,665,356)	$(2,886,767)
Global X Aging Population ETF	61,460,692	8,601,821	(8,319,190)	282,631
Global X Robotics & Artificial Intelligence ETF	2,675,306,722	598,380,555	(579,234,983)	19,145,572
Global X FinTech ETF	403,988,276	65,139,310	(114,230,962)	(49,091,652)
Global X Internet of Things ETF	212,647,432	66,910,274	(36,423,640)	30,486,634
Global X U.S. Infrastructure Development ETF	6,952,161,798	2,838,002,990	(86,410,158)	2,751,592,832

Notes to Financial Statements (Continued)

November 30, 2024

6. TAX INFORMATION (continued)

Global X Funds	Federal Tax Cost	Aggregated Gross Unrealized Appreciation	Aggregated Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
Global X Autonomous & Electric Vehicles ETF	$668,847,878	$54,614,764	$(264,948,810)	$(210,334,046)
Global X Artificial Intelligence & Technology ETF	2,131,409,554	457,802,508	(98,123,318)	359,679,190
Global X Genomics & Biotechnology ETF	133,276,780	8,925,174	(57,908,407)	(48,983,233)
Global X Cloud Computing ETF	467,393,139	55,220,970	(146,520,422)	(91,299,452)
Global X Thematic Growth ETF	22,746,619	925,042	(6,102,629)	(5,177,587)
Global X Video Games & Esports ETF	171,043,218	12,198,184	(68,168,244)	(55,970,060)
Global X Cybersecurity ETF	772,625,520	136,528,416	(89,812,181)	46,716,235
Global X Telemedicine & Digital Health ETF	84,674,956	2,761,364	(43,752,731)	(40,991,367)
Global X CleanTech ETF	111,905,937	1,151,191	(71,151,654)	(70,000,463)
Global X Data Center & Digital Infrastructure ETF	144,619,175	16,205,435	(11,914,496)	4,290,939
Global X Clean Water ETF	9,199,449	2,020,530	(564,131)	1,456,399
Global X AgTech & Food Innovation ETF	5,551,779	468,641	(1,303,618)	(834,977)
Global X Blockchain ETF	193,441,168	89,033,973	(22,099,141)	66,934,832
Global X Hydrogen ETF	88,866,166	4,818,650	(42,577,048)	(37,758,398)
Global X Solar ETF	9,460,513	443,599	(3,203,478)	(2,759,879)
Global X Wind Energy ETF	3,285,913	35,127	(1,155,543)	(1,120,416)
Global X PropTech ETF	1,411,613	462,200	(16,586)	445,614
Global X Defense Tech ETF	707,669,868	73,139,937	(16,767,951)	56,371,986
Global X Infrastructure Development ex-U.S. ETF	2,481,414	71,060	(162,668)	(91,608)

The preceding differences between book and tax cost are primarily due to mark-to-market passive foreign investment companies, mark-to-market future contracts, late year and specified loss deferrals, and partnership adjustments.

7. CONCENTRATION OF RISKS

The Funds invest in securities of foreign issuers in various countries. These investments may involve certain considerations and risks not typically associated with investments in the United States as a result of, among other factors, the possibility of future political and economic developments and the level of governmental supervision and regulation of securities markets in the respective countries.

The Funds may invest in companies focused on business activities in emerging economic themes. Such thematic companies typically face intense competition and potentially rapid

Notes to Financial Statements (Continued)

November 30, 2024

7. CONCENTRATION OF RISKS (continued)

product obsolescence. Thematic companies may have limited product lines, markets, financial resources or personnel. These companies typically engage in significant amounts of spending on research and development, capital expenditures and mergers and acquisitions, and there is no guarantee that the products or services produced by these companies will be successful. These companies are also frequently dependent on intellectual property rights and may be adversely affected by loss or impairment of those rights. There can be no assurance these companies will be able to successfully protect their intellectual property to prevent the misappropriation of their technology, or that competitors will not develop technology that is substantially similar or superior to such companies’ technology. Such companies may be potential targets for cyberattacks, which can have a materially adverse impact on the performance of these companies. The emergent nature of many economic themes could result in increasing regulatory scrutiny in the future, which may impede the growth of companies that develop and/or focus on such economic themes. Similarly, the collection of data from consumers and other sources is frequently a critical component in emerging economic themes which could lead to increased scrutiny as regulators consider how the data is collected, stored, safeguarded and used. Finally, these companies may be involved in young, fast evolving industries with increased exposure to the risks associated with changes in applicable laws (including regulation, other rule changes, and related federal and state enforcement activities), as well as market developments, which may cause businesses to contract or close suddenly and negatively impact the value of these companies.

Special Risk Considerations of Investing in China – Variable Interest Entity Investments. For purposes of raising capital offshore on exchanges outside of China, including on U.S. exchanges, many Chinese-based operating companies are structured as Variable Interest Entities (“VIEs”). In this structure, the Chinese-based operating company is the VIE and establishes a shell company in a foreign jurisdiction, such as the Cayman Islands. The shell company lists on a foreign exchange and enters into contractual arrangements with the VIE. This structure allows Chinese companies in which the government restricts foreign ownership to raise capital from foreign investors. While the shell company has no equity ownership of the VIE, these contractual arrangements permit the shell company to consolidate the VIE’s financial statements with its own for accounting purposes and provide for economic exposure to the performance of the underlying Chinese operating company. Therefore, an investor in the listed shell company, such as certain of the Funds, will have exposure to the Chinese-based operating company only through contractual arrangements and has no ownership in the Chinese-based operating company. Furthermore, because the shell company only has specific rights provided for in these service agreements with the VIE, its abilities to control the activities at the Chinese-based operating company are limited and the operating company may engage in activities that negatively impact investment value. While the VIE structure has been widely adopted, it is not formally recognized under Chinese law and therefore there is a risk that the Chinese government could prohibit the existence of such structures or negatively impact the VIE’s contractual

Notes to Financial Statements (Continued)

November 30, 2024

7. CONCENTRATION OF RISKS (continued)

arrangements with the listed shell company by declaring them invalid. If these contracts were found to be unenforceable under Chinese law, investors in the listed shell company, such as the Fund, may suffer significant losses with little or no recourse available. If the Chinese government determines that the agreements establishing the VIE structures do not comply with Chinese law and regulations, including those related to restrictions on foreign ownership, it could subject a Chinese-based issuer to penalties, revocation of business and operating licenses, or forfeiture of ownership interest. In addition, the listed shell company’s control over a VIE may also be jeopardized if a natural person who holds the equity interest in the VIE breaches the terms of the agreement, is subject to legal proceedings or if any physical instruments for authenticating documentation, such as chops and seals, are used without the Chinese-based issuer’s authorization to enter into contractual arrangements in China. Chops and seals, which are carved stamps used to sign documents, represent a legally binding commitment by the company. Moreover, any future regulatory action may prohibit the ability of the shell company to receive the economic benefits of the Chinese based operating company, which may cause the value of a Fund’s investment in the listed shell company to suffer a significant loss. For example, in 2021, the Chinese government prohibited use of the VIE structure for investment in after-school tutoring companies. There is no guarantee that the government will not place similar restrictions on other industries.

These actions, any future sanctions or other actions, or even the threat of further sanctions or other actions, may negatively affect the value and liquidity of certain of the Funds’ investments. For example, a Fund may be prohibited from investing in securities issued by companies subject to such sanctions. In addition, sanctions may require a Fund to freeze its existing investments, prohibiting such Fund from buying, selling or otherwise transacting in these investments.

Each Fund may be subject to taxes imposed by countries in which they invest. Such taxes are generally based on either income or gains earned or repatriated. The Funds accrue and apply such taxes to net investment income, net realized gains and net unrealized gains as income and/or capital gains are earned.

The Funds use a replication strategy. A replication strategy is an indexing strategy that involves investing in the securities of the underlying index (also known as a secondary index) in approximately the same proportions as in the underlying index. The Funds may utilize a representative sampling strategy with respect to their underlying index when a replication strategy might be detrimental to their shareholders, such as when there are practical difficulties or substantial costs involved in compiling a portfolio of equity securities to follow its underlying index, or, in certain instances, when securities in the underlying index become temporarily illiquid, unavailable or less liquid, or due to legal restrictions (such as diversification requirements that apply to the Funds but not to the underlying indexes).

Notes to Financial Statements (Continued)

November 30, 2024

7. CONCENTRATION OF RISKS (continued)

Commodity related securities are susceptible to fluctuations in certain commodity markets. Any negative changes in commodity markets could have a substantial impact on these Funds.

Economic conditions, such as volatile currency exchange rates and interest rates, political events, military action and other conditions may, without prior warning, lead to foreign government intervention (including intervention by the U.S. Government with respect to foreign governments, economic sectors, foreign companies and related securities and interests) and the imposition of capital controls (i.e., government measures designed to limit the flow of foreign capital in and out of the domestic economy) and/or sanctions, which may also include retaliatory actions of one government against another government, such as the seizure of assets. Capital controls and/or sanctions include the prohibition of, or restrictions on, the ability to transfer currency, securities or other assets. Capital controls and/or sanctions may also impact the ability of a Fund to buy, sell or otherwise transfer securities or currency, negatively impact the value and/or liquidity of such instruments, adversely affect the trading market and price for Shares of a Fund, and cause a Fund to decline in value.

Please refer to each Fund’s prospectus and statement of additional information (“SAI”) for a more complete description of risks.

8. LOANS OF PORTFOLIO SECURITIES

Each Fund may lend portfolio securities having a market value up to one-third of its total assets. Security loans made pursuant to securities lending agreements with BBH and BNY Mellon are initially required to be secured by collateral equal to at least 102% of the value of domestic equity securities and American Depositary Receipts (“ADRs”) and 105% of the value of foreign equity securities (other than ADRs). Such collateral received in connection with these loans will be cash and can be invested in repurchase agreements, short-term investments, or U.S. Treasury obligations and is recognized in the Schedules of Investments and Statements of Assets and Liabilities. The obligation to return securities lending collateral is also recognized as a liability in the Statements of Assets and Liabilities. It is each Fund’s policy to obtain additional collateral from or return excess collateral to the borrower by the end of the next business day, following the valuation date of the securities loaned. Therefore, the value of the collateral held may be temporarily less than the value of the securities on loan.

Securities pledged as collateral for repurchase agreements held in the Funds are held by BBH or BNY Mellon, as appropriate, and are designated as being held on each Fund’s behalf under a book-entry system. The Funds monitor the adequacy of the collateral on a daily basis and can require the seller to provide additional collateral in the event the market value of the securities pledged falls below the carrying value of the repurchase agreement, including accrued interest. It is each Fund’s policy to only enter into repurchase

Notes to Financial Statements (Continued)

November 30, 2024

8. LOANS OF PORTFOLIO SECURITIES (continued)

agreements with banks and other financial institutions which are deemed by the Adviser to be creditworthy. The Funds bear the risk of loss in the event the other party to a repurchase agreement defaults on its obligations and the Fund is prevented from exercising its rights to dispose of the underlying securities received as collateral and the risk of a possible decline in the value of the underlying securities during the period. For financial statement purposes, the Funds record the securities lending collateral (including in repurchase agreements, at value or restricted cash) as an asset and the obligation to return securities lending collateral as a liability on the Statements of Assets and Liabilities.

Cash collateral received in connection with securities lending is invested in repurchase agreements and short-term investments by the lending agent. The Funds do not have effective control of the non-cash collateral and therefore it is not disclosed in the Fund’s Schedule of Investments.

Securities lending transactions are entered into by the Funds under the Securities Lending Agreement, which permits a Fund, under certain circumstances such as an event of default, to offset amounts payable by the Fund to the same counterparty against amounts receivable from the counterparty to create a net payment due to or from the Fund.

The following is a summary of securities lending agreements held by the Funds, with cash collateral of overnight maturities and non-cash collateral, which would be subject to offset as of November 30, 2024.

Notes to Financial Statements (Continued)

November 30, 2024

8. LOANS OF PORTFOLIO SECURITIES (continued)

	Gross Amount of Recognized Assets (Value of Securities on Loan)	Value of Cash Collateral Received(1)	Value of Non-Cash Collateral Received(1)	Net Amount
Global X Robotics & Artificial Intelligence ETF	$66,297,043	$57,473,791	$8,823,252	$—
Global X FinTech ETF	6,092,397	5,532,424	559,973	—
Global X Internet of Things ETF	2,616,946	2,616,946	—	—
Global X Autonomous & Electric Vehicles ETF	49,925,088	43,030,487	6,894,601	—
Global X Artificial Intelligence & Technology ETF	4,792,740	4,792,740	—	—
Global X Genomics & Biotechnology ETF	5,077,380	5,077,380	—	—
Global X Cloud Computing ETF	40,898	40,898	—	—
Global X Thematic Growth ETF	1,767,076	1,767,076	—	—
Global X Video Games & Esports ETF	4,545,919	3,359,004	1,186,915	—
Global X Cybersecurity ETF	1,478,182	1,478,182	—	—
Global X Telemedicine & Digital Health ETF	203,226	203,226	—	—
Global X CleanTech ETF	7,190,765	6,876,230	314,535	—
Global X Blockchain ETF	33,850,524	33,530,337	320,187	—
Global X Hydrogen ETF	10,737,452	10,629,142	108,310	—
Global X Solar ETF	92,442	92,442	—	—
Global X Wind Energy ETF	11,045	11,045	—	—

(1)	Collateral and non-cash collateral received in excess of market value of securities on loan is not presented in this table. The total cash collateral received by the Fund is disclosed in the Statements of Assets and Liabilities.

The value of loaned securities and related collateral outstanding at November 30, 2024 are shown in the Schedules of Investments. The value of the collateral held may be temporarily less than that required under the lending contract. As of November 30 2024, the cash collateral was invested in repurchase agreements, short-term investments and the non-cash collateral consisted of U.S. Treasury Bills, Notes, Bonds and U.S. Treasury Inflation Indexed Bonds with the following maturities:

Notes to Financial Statements (Continued)

November 30, 2024

8. LOANS OF PORTFOLIO SECURITIES (continued)

	Overnight and Continuous	<30 Days	Between 30 & 90 Days	>90 Days	Total
Global X Robotics & Artificial Intelligence ETF
Repurchase Agreements	$56,300,544	$—	$—	$—	$56,300,544
U.S. Government Securities	—	—	—	8,823,252	8,823,252
Total	$56,300,544	$—	$—	$8,823,252	$65,123,796
Global X FinTech ETF
Repurchase Agreements	$5,731,508	$—	$—	$—	$5,731,508
U.S. Government Securities	—	—	—	559,973	559,973
Total	$5,731,508	$—	$—	$559,973	$6,291,481
Global X Internet of Things ETF
Repurchase Agreements	$2,678,798	$—	$—	$—	$2,678,798
Total	$2,678,798	$—	$—	$—	$2,678,798
Global X Autonomous & Electric Vehicles ETF
Repurchase Agreements	$45,018,351	$—	$—	$—	$45,018,351
U.S. Government Securities	—	—	—	6,894,601	6,894,601
Total	$45,018,351	$—	$—	$6,894,601	$51,912,952
Global X Artificial Intelligence & Technology ETF
Repurchase Agreements	$4,903,463	$—	$—	$—	$4,903,463
Total	$4,903,463	$—	$—	$—	$4,903,463
Global X Genomics & Biotechnology ETF
Repurchase Agreements	$5,201,334	$—	$—	$—	$5,201,334
Total	$5,201,334	$—	$—	$—	$5,201,334
Global X Cloud Computing ETF
Repurchase Agreements	$25,769	$—	$—	$—	$25,769
Short-Term Investments	15,063	—	—	—	15,063
Total	$40,832	$—	$—	$—	$40,832
Global X Thematic Growth ETF
Repurchase Agreements	$1,805,799	$—	$—	$—	$1,805,799
Total	$1,805,799	$—	$—	$—	$1,805,799
Global X Video Games & Esports ETF
Repurchase Agreements	$3,507,932	$—	$—	$—	$3,507,932
U.S. Government Securities	—	—	—	1,186,915	1,186,915
Total	$3,507,932	$—	$—	$1,186,915	$4,694,847

Notes to Financial Statements (Continued)

November 30, 2024

8. LOANS OF PORTFOLIO SECURITIES (continued)

	Overnight and Continuous	<30 Days	Between 30 & 90 Days	>90 Days	Total
Global X Cybersecurity ETF
Repurchase Agreements	$1,552,603	$—	$—	$—	$1,552,603
Total	$1,552,603	$—	$—	$—	$1,552,603
Global X Telemedicine & Digital Health ETF
Repurchase Agreements	$134,299	$—	$—	$—	$134,299
Short-Term Investments	78,503	—	—	—	78,503
Total	$212,802	$—	$—	$—	$212,802
Global X CleanTech ETF
Repurchase Agreements	$7,091,965	$—	$—	$—	$7,091,965
U.S. Government Securities	—	—	—	314,535	314,535
Total	$7,091,965	$—	$—	$314,535	$7,406,500
Global X Blockchain ETF
Repurchase Agreements	$33,910,264	$—	$—	$—	$33,910,264
U.S. Government Securities	—	—	—	320,187	320,187
Total	$33,910,264	$—	$—	$320,187	$34,230,451
Global X Hydrogen ETF
Repurchase Agreements	$11,136,720	$—	$—	$—	$11,136,720
Total	$11,136,720	$—	$—	$—	$11,136,720
Global X Solar ETF
Repurchase Agreements	$96,079	$—	$—	$—	$96,079
Total	$96,079	$—	$—	$—	$96,079
Global X Wind Energy ETF
Repurchase Agreements	$27,024	$—	$—	$—	$27,024
Total	$27,024	$—	$—	$—	$27,024

9. CONTRACTUAL OBLIGATIONS

The Funds enter into contracts in the normal course of business that contain a variety of indemnifications. The Funds’ maximum exposure under these contracts is unknown. However, the Funds have not had prior gains or losses pursuant to these contracts. Management has reviewed the Funds’ existing contracts and expects the risk of loss to be remote.

Pursuant to the Trust’s organizational documents, the Trustees of the Trust and the Trust’s officers are indemnified against certain liabilities that may arise out of the performance of their duties.

Notes to Financial Statements (Concluded)

November 30, 2024

10. REVERSE SHARE SPLIT

Effective December 19, 2022, the Board of the Trust approved a reverse share split at the ratio of one to four (1:4) of the issued and outstanding shares of the Global X Blockchain ETF (the “Reverse Share Split”). The Reverse Share Split was completed after the close of business on December 19, 2022. The effect of this transaction for the Fund was to divide the number of outstanding Shares of the Fund by a one to four ratio, resulting in a corresponding increase in the NAV per Share. The capital share activity presented on the State of Changes in Net Assets for each of the years in the period then ended, and the per share data in the financial highlights for each of the years in the period then ended have been given retroactive effect to reflect this reverse share split. There were no changes in net assets, results of operations or total return as a result of this transaction.

Effective June 14, 2024, the Board of the Trust approved a reverse share split at the ratio of one to five (1:5) of the issued and outstanding shares of the Global X Hydrogen ETF (the “Reverse Share Split”). The Reverse Share Split was completed after the close of business on June 14, 2024. The effect of this transaction for the Fund was to divide the number of outstanding Shares of the Fund by a one to five ratio, resulting in a corresponding increase in the NAV per Share. The capital share activity presented on the Statement of Changes in Net Assets for each of the years in the period then ended, and the per share data in the financial highlights for each of the years in the period then ended have been given retroactive effect to reflect this reverse share split. There were no changes in net assets, results of operations or total return as a result of this transaction.

11. SUBSEQUENT EVENTS

On January 15, 2025, the Board approved a proposal to reduce the supervision and administration fee of the Global X Telemedicine & Digital Health ETF so that the management fee of the Fund would be reduced from 0.68% to 0.50% of the Fund’s average daily net assets. On November 19, 2024, the Board approved a proposal to change the name of the Fund to the Global X HealthTech ETF and to change its underlying index from the Solactive Telemedicine & Digital Health Index to the Global X HealthTech Index along with other corresponding changes. All of these changes are expected to be effective on April 1, 2025.

On November 19, 2024, the Board approved a proposal to change the name of the Global X Thematic Growth ETF to the Global X Dorsey Wright Thematic ETF and to change its underlying index from the Solactive Thematic Growth Index to the Nasdaq Dorsey Wright Thematic RotationTM Index along with other corresponding changes. These changes are expected to be effective on April 1, 2025.

The Funds have been evaluated by management regarding the need for additional disclosures (other than what is disclosed in the preceding paragraphs) and/or adjustments resulting from subsequent events. Based on this evaluation, no additional adjustments were required to the financial statements.

Report of Independent Registered Public Accounting Firm

To the Board of Trustees of Global X Funds and Shareholders of each of the twenty-five funds listed in the table below

Opinions on the Financial Statements

We have audited the accompanying statements of assets and liabilities, including the schedules of investments, of each of the funds listed in the table below (twenty-five of the funds constituting Global X Funds, hereafter collectively referred to as the “Funds”) as of November 30, 2024, the related statements of operations and of changes in net assets for each of the periods indicated in the table below, including the related notes, and the financial highlights for each of the periods indicated therein (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Funds listed in the table below as of November 30, 2024, the results of each of their operations and the changes in each of their net assets for each of the periods indicated in the table below, and each of the financial highlights for each of the periods indicated therein, in conformity with accounting principles generally accepted in the United States of America.

Global X Millennial Consumer ETF (1)
Global X Aging Population ETF (1)
Global X Robotics & Artificial Intelligence ETF (1)
Global X FinTech ETF (1)
Global X Internet of Things ETF (1)
Global X U.S. Infrastructure Development ETF (1)
Global X Autonomous & Electric Vehicles ETF (1)
Global X Artificial Intelligence & Technology ETF (1)
Global X Genomics & Biotechnology ETF (1)
Global X Cloud Computing ETF (1)
Global X Thematic Growth ETF (1)
Global X Video Games & Esports ETF (1)
Global X Cybersecurity ETF (1)
Global X Telemedicine & Digital Health ETF (1)
Global X CleanTech ETF (1)
Global X Data Center & Digital Infrastructure ETF (1)
Global X Clean Water ETF (1)
Global X AgTech & Food Innovation ETF (1)
Global X Blockchain ETF (1)
Global X Hydrogen ETF (1)
Global X Solar ETF (1)
Global X Wind Energy ETF (1)
Global X PropTech ETF (2)
Global X Defense Tech ETF (3)
Global X Infrastructure Development ex-U.S. ETF (4)

Report of Independent Registered Public Accounting Firm (Concluded)

(1)	Statements of operations for the year ended November 30, 2024 and statements of changes in net assets for each of the two years in the period ended November 30, 2024
(2)	Statement of operations for the year ended November 30, 2024 and statement of changes in net assets for the year ended November 30, 2024 and the period April 11, 2023 (commencement of operations) through November 30, 2023
(3)	Statement of operations for the year ended November 30, 2024 and statement of changes in net assets for the year ended November 30, 2024 and the period September 11, 2023 (commencement of operations) through November 30, 2023
(4)	Statement of operations and statement of changes in net assets for the period August 27, 2024 (commencement of operations) through November 30, 2024

Basis for Opinions

These financial statements are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of November 30, 2024, by correspondence with the custodians, transfer agent and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinions.

/s/PricewaterhouseCoopers LLP

Philadelphia, Pennsylvania

January 27, 2025

We have served as the auditor of one or more investment companies in Global X Funds since 2016.

Notice to Shareholders (unaudited)

For shareholders that do not have a November 30, 2024 tax year end, this notice is for informational purposes only. For shareholders with a November 30, 2024 tax year end, please consult your tax advisor as to the pertinence of this notice. For the fiscal year ended November 30, 2024, the Funds have designated the following items with regard to distributions paid during the year.

	Return of Capital	Long-Term Capital Gain Distributions	Ordinary Income Distributions	Total Distributions	Qualifying for Corporate Dividends Received Deduction (1)
Global X Millennial Consumer ETF
	0.00%	0.00%	100.00%	100.00%	100.00%
Global X Aging Population ETF
	0.00%	0.00%	100.00%	100.00%	60.42%
Global X Robotics & Artificial Intelligence ETF
	51.77%	0.00%	48.23%	100.00%	49.83%
Global X FinTech ETF
	0.00%	0.00%	100.00%	100.00%	8.12%
Global X Internet of Things ETF
	0.00%	0.00%	100.00%	100.00%	85.41%
Global X U.S. Infrastructure Development ETF
	0.00%	19.59%	80.41%	100.00%	100.00%
Global X Autonomous & Electric Vehicles ETF
	0.00%	0.00%	100.00%	100.00%	69.07%
Global X Artificial Intelligence & Technology ETF
	0.00%	0.00%	100.00%	100.00%	100.00%
Global X Genomics & Biotechnology ETF
	0.00%	0.00%	0.00%	0.00%	0.00%
Global X Cloud Computing ETF
	0.00%	0.00%	0.00%	0.00%	0.00%
Global X Thematic Growth ETF
	43.60%	0.00%	56.40%	100.00%	58.03%
Global X Video Games & Esports ETF
	0.00%	0.00%	100.00%	100.00%	8.47%
Global X Cybersecurity ETF
	0.00%	0.00%	100.00%	100.00%	0.00%
Global X Telemedicine & Digital Health ETF
	0.00%	0.00%	0.00%	0.00%	0.00%
Global X CleanTech ETF
	0.00%	0.00%	100.00%	100.00%	0.00%
Global X Data Center & Digital Infrastructure ETF
	0.00%	0.00%	100.00%	100.00%	6.17%
Global X Clean Water ETF
	0.00%	0.00%	100.00%	100.00%	55.49%
Global X AgTech & Food Innovation ETF
	0.00%	0.00%	100.00%	100.00%	37.34%
Global X Blockchain ETF
	0.00%	0.00%	100.00%	100.00%	0.02%
Global X Hydrogen ETF
	0.00%	0.00%	0.00%	0.00%	0.00%
Global X Solar ETF
	0.00%	0.00%	100.00%	100.00%	0.00%
Global X Wind Energy ETF
	0.00%	0.00%	100.00%	100.00%	0.00%
Global X PropTech ETF
	0.00%	16.97%	83.03%	100.00%	9.14%
Global X Defense Tech ETF
	0.00%	0.00%	100.00%	100.00%	99.46%
Global X Infrastructure Development ex-U.S. ETF
	0.00%	0.00%	0.00%	0.00%	0.00%

(1) Qualifying dividends represent dividends which qualify for the corporate dividends received deduction and is reflected as a percentage of ordinary income distributions (the total of short term capital gain and net investment income distributions).

Notice to Shareholders (unaudited)

Qualifying Dividend Income (2)	U.S. Government Interest(3)	Interest Related Dividends(4)	Short Term Capital Gain Dividends(5)	Qualifying Business Income(6)	Foreign Tax Credit
Global X Millennial Consumer ETF
100.00%	0.00%	0.61%	0.00%	0.00%	0.00%
Global X Aging Population ETF
100.00%	0.00%	0.18%	0.00%	0.00%	0.00%
Global X Robotics & Artificial Intelligence ETF
100.00%	0.00%	0.36%	0.00%	0.00%	0.00%
Global X FinTech ETF
13.44%	0.00%	0.00%	0.00%	0.00%	0.00%
Global X Internet of Things ETF
100.00%	0.00%	0.10%	0.00%	0.00%	0.00%
Global X U.S. Infrastructure Development ETF
100.00%	0.00%	0.56%	0.00%	0.00%	0.00%
Global X Autonomous & Electric Vehicles ETF
93.52%	0.00%	0.36%	0.00%	0.00%	0.00%
Global X Artificial Intelligence & Technology ETF
100.00%	0.00%	0.04%	0.00%	0.00%	0.00%
Global X Genomics & Biotechnology ETF
0.00%	0.00%	0.00%	0.00%	0.00%	0.00%
Global X Cloud Computing ETF
0.00%	0.00%	0.00%	0.00%	0.00%	0.00%
Global X Thematic Growth ETF
65.52%	0.00%	0.03%	0.00%	0.00%	0.00%
Global X Video Games & Esports ETF
84.17%	0.00%	0.09%	0.00%	0.00%	10.47%
Global X Cybersecurity ETF
0.00%	0.00%	0.00%	0.00%	0.00%	0.00%
Global X Telemedicine & Digital Health ETF
0.00%	0.00%	0.00%	0.00%	0.00%	0.00%
Global X CleanTech ETF
60.32%	0.00%	0.11%	0.00%	0.00%	0.00%
Global X Data Center & Digital Infrastructure ETF
20.83%	0.00%	0.10%	0.00%	47.59%	0.00%
Global X Clean Water ETF
96.80%	0.00%	0.07%	0.00%	0.00%	0.00%
Global X AgTech & Food Innovation ETF
96.00%	0.00%	0.15%	0.00%	0.00%	0.00%
Global X Blockchain ETF
0.02%	0.00%	0.06%	0.00%	0.00%	0.00%
Global X Hydrogen ETF
0.00%	0.00%	0.00%	0.00%	0.00%	0.00%
Global X Solar ETF
100.00%	0.00%	1.10%	0.00%	0.00%	0.00%
Global X Wind Energy ETF
100.00%	0.00%	0.75%	0.00%	0.00%	16.13%
Global X PropTech ETF
21.44%	0.00%	3.24%	100.00%	0.00%	0.00%
Global X Carbon Credits Strategy ETF
0.00%	100.00%	100.00%	0.00%	0.00%	0.00%
Global X Defense Tech ETF
99.77%	0.00%	0.00%	100.00%	0.00%	0.00%
Global X Infrastructure Development ex-U.S. ETF
0.00%	0.00%	0.00%	0.00%	0.00%	0.00%

(2) The percentage in this column represents the amount of “Qualifying Dividend Income” as created by the Jobs and Growth Relief Reconciliation Act of 2003 and it is reflected as a percentage of ordinary income distributions (the total of short term capital gain and net investment income distributions). It is the intention of each of the aforementioned Funds to designate the maximum amount permitted by law.

(3) “U.S. Government Interest” represents the amount of interest that was derived from U.S. Government obligations and distributed during the fiscal year. Generally, interest from direct U.S. Government obligations is exempt from state income tax. However, for shareholders who are residents of California, Connecticut and New York, the statutory threshold requirements were not satisfied to permit exemption of these amounts from state income.

(4) The percentage in this column represents the amount of “Interest Related Dividends” as created by the American Jobs Creation Act of 2004 and is a percentage of net investment income that is exempt from U.S. withholding tax when paid for foreign investors.

Notice to Shareholders (unaudited)

(5) The percentage of this column represents the amount of “Short Term Capital Gain Dividend’’ and is reflected as a percentage of short term capital gain distribution that is exempted from U.S. withholding tax when paid to foreign investors.

(6) The percentage of this column represents that amount of ordinary dividend income that qualified for 20% Business Income Deduction.

The Funds intend to pass through a foreign tax credit to shareholders. For the fiscal year ended November 30, 2024, the total amount of foreign source income and foreign tax credit are as follows:

Fund Name	Foreign Source Income	Foreign Tax Credit Pass Through
Global X Video Games & Esports ETF	$565,805	$120,252
Global X Wind Energy ETF	$30,245	$4,920

The information reported herein may differ from the information and distributions taxable to the shareholders for the calendar year ending December 31, 2024. Complete information will be computed and reported in conjunction with your 2024 Form 1099- DIV.

Proxy Voting (Form N-CSR Item 9) (unaudited)

A Special Meeting of Shareholders of the Global X Funds (the “Trust”) was held on August 26, 2024, for the purpose of considering the proposal to elect each of the current Trustees to the Board of Trustees of the Trust. The proposal was approved on August 26, 2024 with the following voting results:

Trustee	Shares Voted
Charles A. Baker
For	1,000,273,461
Against	14,064,552
Abstain	12,508,484
Toai Chin
For	999,088,606
Against	14,951,430
Abstain	12,806,470
Clifford J. Weber
For	1,000,103,865
Against	14,142,432
Abstain	12,600,202
Ryan O’Connor
For	1,002,852,035
Against	11,528,537
Abstain	12,465,958

Approval of Investment Advisory Agreement (Form N-CSR Item 11) (Unaudited)

Section 15(c) of the Investment Company Act of 1940, as amended (“1940 Act”), requires that the board of trustees of an exchange-traded fund (“ETF”), including a majority of those trustees who are not “interested persons” of the ETF, as defined in the 1940 Act (“Independent Trustees”), consider on an initial basis and periodically thereafter (as required by the 1940 Act), at an in person meeting called for such purpose, the terms of each ETF’s investment advisory agreement and whether to approve entering into, or renewing, each agreement.

At a Board meeting of the Global X Funds (the “Trust”) held on March 7, 2024 (the “New Fund Board Meeting”), the Board of Trustees (the “Board”) (including the Trust’s Independent Trustees, voting separately) considered and unanimously approved (i) the initial Investment Advisory Agreement (the “New Investment Advisory Agreement”) for the Global X Infrastructure Development ex-U.S. ETF (the “New Fund”); and (ii) the initial Supervision and Administration Agreement (the “New Supervision and Administration Agreement”) between the Trust, on behalf of the New Fund, and Global X Management Company LLC (“Global X Management”). The New Investment Advisory Agreement and New Supervision and Administration Agreement are referred to collectively as the “New Fund Agreements.”

At a Board meeting of the Trust held on November 19, 2024, called for such purpose, the Board (including the Trust’s Independent Trustees, voting separately) considered and unanimously approved the continuation of (i) the Investment Advisory Agreement (“Renewal Investment Advisory Agreement”) for each Fund (each, a “Renewal Fund” and together the “Renewal Funds”) included in this Annual Report; and (ii) the Supervision and Administration Agreement (“Renewal Supervision and Administration Agreement”) between the Trust, on behalf of each Renewal Fund, and Global X Management. The Renewal Investment Advisory Agreement and the Renewal Supervision and Administration Agreement are referred to herein as the “Renewal Agreements.”

In advance of the Board meetings, the Board (including the Trust’s Independent Trustees) and the Independent Trustees’ independent legal counsel requested (in writing) detailed information from Global X Management in connection with the Board’s consideration of the Renewal Agreements and New Fund Agreements and received and reviewed written responses from Global X Management and supporting materials relating to those requests for information. In the course of their consideration of the Renewal Agreements and New Fund Agreements, the Trust’s Independent Trustees were advised by their independent legal counsel and, in addition to meetings with management of Global X Management, the Independent Trustees met separately in executive sessions with their counsel.

NEW FUND AGREEMENTS

In determining to approve the New Fund Agreements for the New Fund, the Board considered a variety of factors, including the factors discussed in greater detail below.

Approval of Investment Advisory Agreement (Form N-CSR Item 11) (Unaudited) (Continued)

Nature, Extent and Quality of Services

With respect to this factor, the Board considered:

•	the terms of the New Fund Agreements and the range of services proposed to be provided to the New Fund in accordance with the New Fund Agreements;

•	Global X Management’s key personnel and the portfolio managers who would provide investment advisory, supervision and administrative services to the New Fund;

•	Global X Management’s responsibilities under the New Fund Agreements to, among other things, (i) manage the investment operations of the New Fund and the composition of the New Fund’s assets, including the purchase, retention and disposition of its holdings, (ii) provide quarterly reports to the Trust’s officers and the Board and other reports as the Board deems necessary or appropriate, (iii) vote proxies, exercise consents, and exercise all other rights appertaining to securities and assets held by the New Fund, (iv) select broker-dealers to execute portfolio transactions for the New Fund when necessary, (v) assist in the preparation and filing of reports and proxy statements (if any) to the shareholders of the New Fund, and the periodic updating of the registration statements, prospectuses, statements of additional information, and other reports and documents for the New Fund that are required to be filed by the Trust with the U.S. Securities and Exchange Commission (“SEC”) and other regulatory or governmental bodies, and (vi) monitor anticipated purchases and redemptions of the shares (including Creation Units) of the New Fund by shareholders and new investors;

•	the nature, extent and quality of all of the services (including advisory, administrative and compliance services) that are proposed to be provided by Global X Management or made available to the New Fund; and

•	the quality of Global X Management’s resources and personnel that would be made available to the New Fund, including Global X Management’s experience and the professional qualifications of Global X Management’s key personnel.

Based on these considerations, the Board concluded, at the New Fund Board Meeting, that it was satisfied with the nature, extent and quality of the services proposed to be provided to the New Fund by Global X Management.

Performance

The Board determined that, because the New Fund had not yet begun investment operations as of the date of the New Fund Board Meeting, meaningful data relating to the investment performance of the New Fund was not available and, therefore, could not be a factor in approving the New Fund Agreements.

Approval of Investment Advisory Agreement (Form N-CSR Item 11) (Unaudited) (Continued)

Cost of Services and Profitability

With respect to this factor, the Board considered:

•	Global X Management’s expected costs to provide investment management, supervision and administrative and related services to the New Fund;

•	the management fee (including the proposed investment advisory fee) (“Management Fee”) that was proposed to be borne by the New Fund under the New Fund Agreements for the various investment advisory, supervisory and administrative services that the New Fund requires under a unitary fee structure (including the types of fees and expenses that are not included within the unitary fee and would be borne by the New Fund); and

•	the expected profitability to Global X Management, if any, from all of the services proposed to be provided to the New Fund by Global X Management and all aspects of the relationship between Global X Management and the New Fund

Based on these considerations, the Board concluded that the proposed Management Fee to be paid by the New Fund to Global X Management, in light of the nature, extent and quality of the services to be provided, was reasonable and in the best interests of the New Fund’s shareholders.

Comparison of Fees and Services

With respect to this factor, the Board considered:

•	comparative information with respect to the proposed Management Fee to be paid to Global X Management by the New Fund. In connection with this consideration, Global X Management provided the Board with comparative expense data for the New Fund, including fees and expenses paid by unaffiliated similar specialized and/ or focused ETFs, and/or other similar registered funds. The Board considered Global X Management’s detailed explanation of the proposed fee structure of the New Fund compared to the average and median of the New Fund’s peer group;

•	the structure of the proposed unitary Management Fee (which includes as one component the proposed investment advisory fee for the New Fund) and the expected total expense ratios for the New Fund. In this regard, the Board took into consideration that the purpose of adopting a unitary Management Fee structure for the New Fund was to create a simple, all-inclusive fee that would provide a level of predictability with respect to the overall expense ratios (i.e., the total fees) of the New Fund and that the proposed Management Fee for the New Fund was set at a competitive level to make the New Fund viable in the marketplace; and

•	that, under the proposed unified Management Fee structure, Global X Management would be responsible for most ordinary expenses of the New Fund, including the costs of various third-party services required by the New Fund, including investment

Approval of Investment Advisory Agreement (Form N-CSR Item 11) (Unaudited) (Continued)

advisory, administrative, audit, certain custody, portfolio accounting, legal, transfer agency and printing costs, but that the New Fund would bear other expenses not covered under the proposed all-inclusive Management Fee, such as taxes, brokerage fees, commissions, and other transaction expenses, interest expenses, and extraordinary expenses.

Based on these considerations, the Board concluded, at the New Fund Board Meeting, that the services to be received and the fees to be charged under the applicable New Fund Agreements were reasonable on a comparative basis.

Economies of Scale

With respect to this factor, the Board considered:

•	the extent to which economies of scale would be realized as the New Fund grows and whether the proposed unitary Management Fees for the New Fund reflected these economies of scale;

•	the significant investment of time, personnel and other resources that Global X Management intends to make in the New Fund in order to seek to assure that the New Fund is attractive to investors; and

•	that the proposed unitary Management Fee would provide a high level of certainty as to the total level of expenses for the New Fund and its shareholders.

Based on these considerations, the Board concluded, at the New Fund Board Meeting, that the proposed unitary Management Fees for the New Fund appropriately addressed economies of scale.

Other Benefits

In considering each New Fund Agreement, in addition to the factors discussed above, the Board considered other benefits that may be realized by Global X Management as a result of its relationship with the New Fund. As a result, the Board concluded that, in the case of the New Fund, in the exercise of the Board’s business judgement, all information the Board considered supported approval of the applicable New Fund Agreements.

Conclusion

After full consideration of the factors above, as well as other factors that were instructive in their consideration, the Board, including all of the Trust’s Independent Trustees voting separately, concluded, in the exercise of its business judgement, that the New Fund Agreements were fair and reasonable and in the best interest of the New Fund.

In reaching this decision, the Board did not assign relative weights to the factors above nor did the Board deem any one factor or group of them to be controlling in and of themselves. Each member of the Board may have assigned different weights to the various factors.

Approval of Investment Advisory Agreement (Form N-CSR Item 11) (Unaudited) (Continued)

RENEWAL AGREEMENTS

In determining to approve the continuation of the Renewal Agreements for the Renewal Funds, the Board considered a variety of factors, including the factors discussed in greater detail below.

Nature, Extent and Quality of Services

With respect to this factor, the Board considered:

•	the terms of the Renewal Agreements and the range of services that would continue to be provided to each Renewal Fund in accordance with the Renewal Agreements;

•	Global X Management’s key personnel and the portfolio managers who would continue to provide investment advisory, supervision and administrative services to each Renewal Fund;

•	Global X Management’s responsibilities under the Renewal Agreements, among other things, to: (i) manage the investment operations of the Renewal Funds and the composition of the Renewal Funds’ assets, including the purchase, retention and disposition of their holdings, (ii) provide quarterly reports to the Trust’s officers and the Board and other reports as the Board deems necessary or appropriate, (iii) vote proxies, exercise consents, and exercise all other rights relating to securities and assets held by the Renewal Funds, (iv) select broker-dealers to execute portfolio transactions for the Renewal Funds when necessary, (v) assist in the preparation and filing of reports and proxy statements (if any) to the shareholders of the Renewal Funds, and the periodic updating of the registration statement, prospectuses, statements of additional information, and other reports and documents for the Renewal Funds that are required to be filed by the Trust with the SEC and other regulatory and governmental bodies, and (vi) monitor anticipated purchases and redemptions of the shares (including Creation Units) of the Renewal Funds by shareholders and new investors;

•	the nature, extent and quality of all of the services (including advisory, administrative and compliance services) that have been provided by Global X Management or made available to the Renewal Funds; and

•	the quality of Global X Management’s resources and personnel that would continue to be made available to the Renewal Funds, including Global X Management’s experience and the professional qualifications of Global X Management’s key personnel.

Based on these considerations, the Board concluded that it was satisfied with the nature, extent and quality of the services provided to the Renewal Funds by Global X Management.

Performance

The Board considered the performance of each Renewal Fund. They examined the performance of the Renewal Funds for the one-year, three-year, five-year and since-

Approval of Investment Advisory Agreement (Form N-CSR Item 11) (Unaudited) (Continued)

inception periods, as applicable. Also, the Board considered the total return and investments performance of the Renewal Funds relative to (i) the performance of unaffiliated comparable ETFs and/or other registered funds, which performance information is publicly available from such registered funds, as well as other third party sources; and (ii) the performance of pertinent indexes. The Board considered instances of under-performance and over-performance with respect to the competitor funds. The Board also considered the Renewal Funds’ performance in absolute terms and against each Renewal Fund’s underlying index.

Based on these considerations and comparisons, the Board concluded that the investment performance of the Renewal Funds did not adversely affect the Board’s approval of the continuance of the Renewal Agreements.

Cost of Services and Profitability

The Board considered Global X Management’s cost to provide investment management, supervision and administrative and related services to the Renewal Funds. In this regard, the Board considered the management fee (“Management Fee”) that has been borne or is expected to be borne by the Renewal Funds under the Renewal Agreements for the various investment advisory, supervisory and administrative services that the Renewal Funds require under a unitary fee structure (including the types of fees and expenses that are not included within the unitary fee and would be borne by the Renewal Funds).

In addition, the Board considered expected profitability to Global X Management, as applicable, from all services provided or expected to be provided to the Renewal Funds and all aspects of Global X Management’s relationship with the Renewal Funds. In connection with these considerations, Global X Management provided the Board with financial information regarding its operations and the services provided to the Renewal Funds and discussed with the Board its current and expected, as applicable, profitability with respect to the Renewal Funds.

Based on these considerations, the Board concluded that the Management Fee rate paid by the Renewal Funds to Global X Management, in light of the nature, extent and quality of the services provided, was reasonable and in the best interests of the Renewal Funds’ shareholders.

Comparison of Fees and Services

With respect to this factor, the Board considered:

•	comparative information with respect to the Management Fee paid to Global X Management by the Renewal Funds. In connection with this consideration, Global X Management provided the Board with comparative expense data for the Renewal Funds, including fees and expenses paid by unaffiliated similar specialized and/or focused ETFs and/or other comparable registered funds. The Board considered the Global X Management’s detailed explanation of the fee structures of any Renewal

Approval of Investment Advisory Agreement (Form N-CSR Item 11) (Unaudited) (Continued)

Fund that was above the average or median for its peer group;

•	the structure of the unitary Management Fee (which includes as one component the investment advisory fee for the Renewal Funds) and the current total expense ratios for the Renewal Funds. In this regard, the Board took into consideration that the purpose of adopting a unitary Management Fee structure for the Renewal Funds was to create a simple, all-inclusive fee that would provide a level of predictability with respect to the overall expense ratio (i.e., the total fees) of the Renewal Funds and that the proposed Management Fees for each Renewal Fund was set at a competitive level to make the Renewal Funds viable in the marketplace; and

•	that, under the unified Management Fee structure, Global X Management is responsible for most ordinary expenses of the Renewal Funds, including the costs of various third-party services required by the Renewal Funds, including investment advisory, administrative, audit, certain custody, portfolio accounting, legal, transfer agency and printing costs, but that the Renewal Funds would bear other expenses not covered under the proposed all-inclusive Management Fee, such as taxes, brokerage fees, commissions, and other transaction expenses, interest expenses, and extraordinary expenses.

Based on these considerations, the Board concluded that the services received and the fees charged under the Renewal Agreements were reasonable on a comparative basis.

Economies of Scale

With respect to this factor, the Board considered:

•	the extent to which economies of scale would be realized as the Renewal Funds grow and whether the unitary Management Fee for the Renewal Funds reflected these economies of scale;

•	the significant investment of time, personnel and other resources that Global X Management has made and intends to continue to make in the Renewal Funds in order to seek to assure that the Renewal Funds are attractive to investors; and

•	that the unitary Management Fee would provide a high level of certainty as to the total level of expenses for the Renewal Funds and their shareholders.

Based on these considerations, the Board concluded that the unitary Management Fee for the Renewal Funds appropriately addressed economies of scale.

Other Benefits

In considering the Renewal Agreements, in addition to the factors above, the Board considered any other benefits realized by Global X Management as a result of its relationships with the Renewal Funds and concluded that, in the exercise of the Board’s

Approval of Investment Advisory Agreement (Form N-CSR Item 11) (Unaudited) (Concluded)

business judgement, all information the Board considered supported approval of the continuation of the Renewal Agreements.

Conclusion

After full consideration of the factors above, as well as other factors that were instructive in its consideration, the Board, including all of the Trust’s Independent Trustees voting separately, concluded, in the exercise of its business judgement, that the Renewal Agreements were fair and reasonable and in the best interest of each Renewal Fund.

In reaching this decision, the Board did not assign relative weights to the factors above nor did the Board deem any one factor or group of them to be controlling in and of themselves. Each member of the Board may have assigned different weights to the various factors.

Notes

605 Third Avenue, 43rd Floor
New York, NY 10158
1-888-493-8631
www.globalxetfs.com

Investment Adviser and Administrator:
Global X Management Company LLC
605 3rd Avenue, 43rd Floor
New York, NY 10158

Distributor:
SEI Investments Distribution Co.
One Freedom Valley Drive
Oaks, PA 19456

Sub-Administrator:
SEI Investments Global Funds Services
One Freedom Valley Drive
Oaks, PA 19456

Counsel for Global X Funds and the Independent Trustees:
Stradley Ronon Stevens & Young, LLP
2000 K Street, N.W.
Suite 700
Washington, DC 20006

Custodians and Transfer Agents:
Brown Brothers Harriman & Co.
40 Water Street
Boston, MA 02109

The Bank of New York Mellon
240 Greenwich Street
New York, NY 10286

Independent Registered Public Accounting Firm:
PricewaterhouseCoopers LLP
Two Commerce Square
Suite 1800
2001 Market Street
Philadelphia, PA 19103

This information must be preceded or accompanied by a current prospectus for the Funds described.

GLX-AR-007-0900

Item 8.	Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

There were no changes in or disagreements with accountants on accounting and financial disclosure during the period covered by the report.

Item 9.	Proxy Disclosures for Open-End Management Investment Companies.

The disclosure regarding any matters submitted during the period covered by the report to a vote of shareholders, if applicable, is included as part of the financial statements filed under Item 7 of this form.

Item 10.	Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

(1)	No remuneration was paid by the company during the period covered by the report to any Trustees on the company’s Board of Trustees for regular compensation.

(2)	No remuneration was paid by the company during the period covered by the report to any Trustees on the company’s Board of Trustees for special compensation.

(3)	No remuneration was paid by the company during the period covered by the report to any Officers of the company.

(4)	No remuneration was paid by the company during the period covered by the report to any Officer or Trustee of the company who is an affiliated person.

Item 11.	Statement Regarding Basis for Approval of Investment Advisory Contract.

The disclosure regarding the approval of any investment advisory contract approved during the registrant’s most recent fiscal half-year, if applicable, is included as part of the financial statements filed under Item 7 of this form.

Item 12.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end management investment companies.

Item 13.	Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end management investment companies.

Item 14.	Purchases of Equity Securities by Closed-End Management Company and Affiliated Purchasers.

Not applicable to open-end management investment companies.

Item 15.	Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of directors.

Item 16.	Controls and Procedures.

(a) The certifying officers, whose certifications are included herewith, have evaluated the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act) within 90 days of the filing date of this report. In their opinion, based on their evaluation, the registrant’s disclosure controls and procedures are adequately designed, and are operating effectively to ensure, that information required to be disclosed by the registrant in the reports it files or submits under the Securities Exchange Act of 1934 is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

(c) Management has completed the remediation efforts relating to a previously reported material weakness in the Registrant’s internal controls over financial reporting. A material weakness is a deficiency, or a combination of deficiencies, in internal control over financial reporting, such that there is a reasonable possibility that a material misstatement of the company’s annual or interim financial statements will not be prevented or detected on a timely basis. As of November 30,2023, management concluded that it did not design or maintain controls to evaluate reasonably available observable inputs related to the valuation of certain securities held in the Global X Aging Population ETF, Global X Cannabis ETF and Global X Genomics & Biotechnology ETF for which trading on a recognized exchange were halted. This material weakness did not result in a misstatement of previously issued financial statements. This material weakness resulted in audit adjustments, which adjustments were reflected in the financial statements of the Global X Cannabis ETF to increase Investments, at value and Net change in unrealized appreciation (depreciation) on investments for the year ended November 30, 2023. The Global X Cannabis ETF liquidated on February 20, 2024.

The steps management took to remediate this material weakness included implementing an additional control to track subsequent events for potential observable inputs that relate to the valuation of certain securities for which trading on a recognized exchange has halted. Management created a Subsequent Event Tracking log that is intended to identify halted securities above an established fund weighting threshold, with the intention to formally track subsequent events that may result in observable inputs that would impact the valuation of the security. Secondly, the log tracks communication of such subsequent events to the Valuation Committee, with fair value recommendations reviewed and approved by Committee members.

As a result of these remediation activities, management has determined that the Registrant’s internal controls over financial reporting are designed appropriately and at a sufficient level of precision and have been operating effectively for a sufficient period of time, such that the material weakness previously identified as of November 30, 2023, has been remediated as of November 30, 2024.

Item 17.	Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 18.	Recovery of Erroneously Awarded Compensation.

(a) Not applicable.

(a) Not applicable.

Item 19.	Exhibits.

(a)(1) Code of Ethics attached hereto.

(a)(2) Not applicable.

(a)(3) A separate certification for the principal executive officer and the principal financial officer of the registrant, as required by Rule 30a-2(a) under the Act (17 CFR § 270.30a-2(a)), are filed herewith.

(b) Officer certifications as required by Rule 30a-2(b) under the Investment Company Act of 1940, as amended, also accompany this filing as exhibits.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Global X Funds

By (Signature and Title)	/s/ Ryan O’Connor
Ryan O’Connor
Principal Executive Officer

Date: February 6, 2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Ryan O’Connor
Ryan O’Connor
Principal Executive Officer

Date: February 6, 2025

By (Signature and Title)	/s/ Eric Olsen
Eric Olsen
Principal Financial Officer

Date: February 6, 2025